UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.5%
Advertising - 0.1%
Harte-Hanks, Inc.	1,642	$15,188
Omnicom Group, Inc.	2,729	86,182

Total Advertising		101,370

Aerospace/Defense - 2.2%
Boeing Co. (The)	11,273	479,102
General Dynamics Corp.	3,981	220,508
Goodrich Corp.	1,460	72,956
L-3 Communications Holdings, Inc.	860	59,667
Lockheed Martin Corp.	4,592	370,345
Northrop Grumman Corp.	5,000	228,400
Raytheon Co.	3,763	167,190
Rockwell Collins, Inc.	1,695	70,732
United Technologies Corp.	11,433	594,059

Total Aerospace/Defense		2,262,959

Agriculture - 3.7%
Altria Group, Inc.	69,401	1,137,482
Archer-Daniels-Midland Co.	4,827	129,219
Lorillard, Inc.	4,366	295,884
Philip Morris International, Inc.	42,213	1,841,331
Reynolds American, Inc.	9,890	381,952
Universal Corp.	659	21,820
Vector Group Ltd.	3,401	48,600

Total Agriculture		3,856,288

Apparel - 0.3%
Cherokee, Inc.	637	12,625
Columbia Sportswear Co.	305	9,431
Jones Apparel Group, Inc.	3,638	39,036
NIKE, Inc. Class B	2,888	149,541
VF Corp.	1,875	103,781
Wolverine World Wide, Inc.	516	11,383

Total Apparel		325,797

Auto Manufacturers - 0.1%
PACCAR, Inc.	3,777	122,790

Auto Parts & Equipment - 0.2%
Cooper Tire & Rubber Co.	2,091	20,743
Johnson Controls, Inc.	7,066	153,473

Total Auto Parts & Equipment		174,216

Banks - 12.8%
1st Source Corp.	456	7,875
Associated Banc-Corp.	3,527	44,087
BancorpSouth, Inc.	1,569	32,212
Bank of America Corp.	251,810	3,323,892
Bank of Hawaii Corp.	926	33,179
Bank of New York Mellon Corp. (The)	16,976	497,567
BB&T Corp.	15,535	341,459
BOK Financial Corp.	663	24,975
Capital One Financial Corp.	7,748	169,526
Cathay General Bancorp	559	5,316
Chemical Financial Corp.	678	13,499
City Holding Co.	413	12,539
City National Corp.	913	33,626
Comerica, Inc.	4,261	90,120
Commerce Bancshares, Inc.	778	24,764
Community Bank System, Inc.	741	10,789
Community Trust Bancorp, Inc.	399	10,673
Cullen/Frost Bankers, Inc.	913	42,108
CVB Financial Corp.(a)	1,576	9,409
East West Bancorp, Inc.	964	6,256
Fifth Third Bancorp	18,636	132,316
First Busey Corp.(a)	910	6,688
First Commonwealth Financial Corp.	2,444	15,495
First Financial Bancorp*	1,269	9,543
First Financial Bankshares, Inc.	357	17,979
First Midwest Bancorp, Inc.	1,466	10,716
FirstMerit Corp.	2,037	34,588
FNB Corp.	3,140	19,437
Fulton Financial Corp.	4,830	25,164
Glacier Bancorp, Inc.	964	14,238
Goldman Sachs Group, Inc. (The)	3,048	449,397
Hancock Holding Co.	421	13,678
Harleysville National Corp.	1,044	4,907
Huntington Bancshares, Inc.	11,789	49,278
Iberiabank Corp.	231	9,104
International Bancshares Corp.	1,121	11,558
JPMorgan Chase & Co.	75,631	2,579,773
KeyCorp	6,292	32,970
M&T Bank Corp.(a)	2,262	115,204
Marshall & Ilsley Corp.	10,698	51,350
MB Financial, Inc.	533	5,431
Morgan Stanley	30,134	859,120
National Penn Bancshares, Inc.	1,982	9,137
NBT Bancorp, Inc.	594	12,896
Northern Trust Corp.	1,995	107,092
Old National Bancorp	1,825	17,921
Park National Corp.(a)	378	21,349
PNC Financial Services Group, Inc.	9,017	349,950
Prosperity Bancshares, Inc.	525	15,661
Regions Financial Corp.	14,188	57,320
S&T Bancorp, Inc.(a)	562	6,834
State Street Corp.	4,141	195,455
SunTrust Banks, Inc.	10,687	175,801
Susquehanna Bancshares, Inc.	2,702	13,213
Synovus Financial Corp.	4,387	13,117
TCF Financial Corp.(a)	4,453	59,537
TrustCo Bank Corp.	1,899	11,223
Trustmark Corp.	1,225	23,667
U.S. Bancorp	48,536	869,765
UCBH Holdings, Inc.(a)	2,097	2,642
UMB Financial Corp.	360	13,684
Umpqua Holdings Corp.	1,638	12,711
United Bankshares, Inc.	780	15,241
Valley National Bancorp(a)	2,881	33,708
Webster Financial Corp.	2,365	19,038
Wells Fargo & Co.	77,417	1,878,136
WesBanco, Inc.	718	10,440
Westamerica Bancorp.	433	21,481
Whitney Holding Corp.	1,579	14,464
Wilmington Trust Corp.	1,770	24,178
Zions Bancorp.(a)	2,506	28,969

Total Banks		13,236,435

Beverages - 2.8%
Brown-Forman Corp. Class A	574	26,467
Brown-Forman Corp. Class B	918	39,456
Coca-Cola Co. (The)	31,808	1,526,466
Coca-Cola Enterprises, Inc.	4,904	81,652
Molson Coors Brewing Co. Class B	1,153	48,806
Pepsi Bottling Group, Inc.	2,750	93,060
PepsiAmericas, Inc.	1,578	42,306
PepsiCo, Inc.	19,728	1,084,251

Total Beverages		2,942,464

Building Materials - 0.2%
Eagle Materials, Inc.	403	10,172
Lennox International, Inc.	558	17,917

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2009

Investments	Shares	Value
Martin Marietta Materials, Inc.	295	$23,269
Masco Corp.	10,986	105,246
Simpson Manufacturing Co., Inc.	424	9,167

Total Building Materials		165,771

Chemicals - 2.6%
Air Products & Chemicals, Inc.	3,158	203,975
Airgas, Inc.	573	23,224
Albemarle Corp.	1,003	25,647
Arch Chemicals, Inc.	422	10,377
Ashland, Inc.	874	24,516
Cabot Corp.	1,461	18,379
Celanese Corp. Series A	875	20,781
CF Industries Holdings, Inc.	228	16,904
Cytec Industries, Inc.	513	9,552
Dow Chemical Co. (The)	31,437	507,393
E.I. Du Pont de Nemours & Co.	23,343	598,048
Eastman Chemical Co.	1,752	66,401
Ecolab, Inc.	1,382	53,884
FMC Corp.	374	17,690
Huntsman Corp.	11,267	56,673
Innophos Holdings, Inc.	533	9,002
International Flavors & Fragrances, Inc.	1,108	36,254
Lubrizol Corp.	1,030	48,729
Monsanto Co.	2,897	215,363
Mosaic Co. (The)	1,112	49,262
Olin Corp.	1,590	18,905
PPG Industries, Inc.	3,379	148,338
Praxair, Inc.	3,203	227,637
RPM International, Inc.	3,409	47,862
Sensient Technologies Corp.	778	17,559
Sherwin-Williams Co. (The)	1,201	64,554
Sigma-Aldrich Corp.	648	32,115
Terra Industries, Inc.	1,092	26,448
Valhi, Inc.	1,420	10,551
Valspar Corp. (The)	1,391	31,339
Westlake Chemical Corp.	422	8,605

Total Chemicals		2,645,967

Coal - 0.1%
Arch Coal, Inc.	1,547	23,777
Consol Energy, Inc.	1,122	38,103
Massey Energy Co.	821	16,042
Peabody Energy Corp.	1,266	38,183
Walter Energy, Inc.	636	23,049

Total Coal		139,154

Commercial Services - 1.1%
ABM Industries, Inc.	838	15,143
Automatic Data Processing, Inc.	7,312	259,137
Corporate Executive Board Co. (The)	1,343	27,881
Deluxe Corp.	1,842	23,596
Equifax, Inc.	409	10,675
H&R Block, Inc.	3,836	66,094
Healthcare Services Group	1,123	20,079
Hillenbrand, Inc.	1,420	23,629
Interactive Data Corp.	1,162	26,889
Landauer, Inc.	201	12,329
Lender Processing Services, Inc.	792	21,994
Manpower, Inc.	750	31,755
Mastercard, Inc. Class A	179	29,948
McGrath Rentcorp	578	11,017
Moody’s Corp.	1,429	37,654
Paychex, Inc.	6,845	172,494
Pharmaceutical Product Development, Inc.	907	21,060
R.R. Donnelley & Sons Co.	6,477	75,263
Robert Half International, Inc.	1,611	38,052
Rollins, Inc.	911	15,769
SEI Investments Co.	897	16,182
Service Corp. International	3,467	18,999
Sotheby’s(a)	2,088	29,462
Strayer Education, Inc.	72	15,704
Total System Services, Inc.	1,881	25,187
Visa, Inc. Class A	1,417	88,222
Washington Post Co. (The) Class B	73	25,709
Weight Watchers International, Inc.	403	10,385
Western Union Co. (The)	909	14,908

Total Commercial Services		1,185,216

Computers - 1.7%
Diebold, Inc.	1,143	30,130
Hewlett-Packard Co.	8,822	340,970
International Business Machines Corp.	12,982	1,355,581
Jack Henry & Associates, Inc.	739	15,334

Total Computers		1,742,015

Cosmetics/Personal Care - 2.1%
Alberto-Culver Co.	666	16,936
Avon Products, Inc.	5,988	154,371
Colgate-Palmolive Co.	5,129	362,826
Estee Lauder Cos., Inc. (The) Class A	1,016	33,193
Procter & Gamble Co. (The)	31,684	1,619,052

Total Cosmetics/Personal Care		2,186,378

Distribution/Wholesale - 0.2%
Fastenal Co.	1,079	35,791
Genuine Parts Co.	2,731	91,652
Owens & Minor, Inc.	509	22,304
Pool Corp.(a)	785	13,000
W.W. Grainger, Inc.	597	48,882
Watsco, Inc.	575	28,135

Total Distribution/Wholesale		239,764

Diversified Financial Services - 1.7%
American Express Co.	17,019	395,522
Ameriprise Financial, Inc.	2,712	65,820
BGC Partners, Inc. Class A	3,263	12,367
BlackRock, Inc.	1,100	192,962
Charles Schwab Corp. (The)	7,490	131,375
CME Group, Inc.	584	181,688
Discover Financial Services	5,274	54,164
Eaton Vance Corp.	1,502	40,178
Federated Investors, Inc. Class B	2,439	58,756
Franklin Resources, Inc.	1,185	85,332
GFI Group, Inc.	3,700	24,938
Greenhill & Co., Inc.	330	23,829
Legg Mason, Inc.	2,671	65,119
NYSE Euronext	4,867	132,626
Raymond James Financial, Inc.	1,219	20,979
Student Loan Corp. (The)	1,201	44,677
T. Rowe Price Group, Inc.	2,993	124,718
Waddell & Reed Financial, Inc. Class A	2,089	55,087

Total Diversified Financial Services		1,710,137

Electric - 6.0%
Allegheny Energy, Inc.	1,372	35,192
ALLETE, Inc.	752	21,620
Alliant Energy Corp.	2,245	58,662
Ameren Corp.	6,565	163,403
American Electric Power Co., Inc.	8,273	239,007
Avista Corp.	1,053	18,754
Black Hills Corp.	856	19,679
CH Energy Group, Inc.	449	20,968
Cleco Corp.	1,151	25,805

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2009

Investments	Shares	Value
CMS Energy Corp.	3,567	$43,089
Consolidated Edison, Inc.	6,800	254,456
Constellation Energy Group, Inc.	5,437	144,515
Dominion Resources, Inc.	10,282	343,624
DPL, Inc.	2,611	60,497
DTE Energy Co.	4,057	129,824
Duke Energy Corp.	31,928	465,830
Edison International	5,020	157,929
Empire District Electric Co. (The)	1,173	19,378
Entergy Corp.	2,763	214,188
Exelon Corp.	10,348	529,921
FirstEnergy Corp.	5,370	208,088
FPL Group, Inc.	5,661	321,884
Great Plains Energy, Inc.	4,285	66,632
Hawaiian Electric Industries, Inc.	2,167	41,303
IDACORP, Inc.	895	23,395
Integrys Energy Group, Inc.	2,003	60,070
ITC Holdings Corp.(a)	699	31,707
MDU Resources Group, Inc.	2,515	47,710
MGE Energy, Inc.	555	18,620
Northeast Utilities	2,421	54,013
NorthWestern Corp.	1,012	23,033
NSTAR	1,879	60,335
NV Energy, Inc.	4,094	44,174
OGE Energy Corp.	2,104	59,585
Otter Tail Corp.	905	19,765
Pepco Holdings, Inc.	5,660	76,070
PG&E Corp.	5,847	224,759
Pinnacle West Capital Corp.	2,987	90,058
PNM Resources, Inc.	1,887	20,210
Portland General Electric Co.	1,509	29,395
PPL Corp.	6,540	215,558
Progress Energy, Inc.	6,683	252,818
Public Service Enterprise Group, Inc.	9,032	294,714
SCANA Corp.	2,600	84,422
Southern Co. (The)	14,287	445,183
TECO Energy, Inc.	6,034	71,986
UIL Holdings Corp.	675	15,154
Unisource Energy Corp.	600	15,924
Westar Energy, Inc.	2,753	51,674
Wisconsin Energy Corp.	1,240	50,480
Xcel Energy, Inc.	9,355	172,226

Total Electric		6,157,286

Electrical Components & Equipment - 0.5%
Ametek, Inc.	418	14,455
Emerson Electric Co.	12,166	394,178
Hubbell, Inc. Class B	969	31,066
Molex, Inc.	1,334	20,744
Molex, Inc. Class A	1,893	27,221

Total Electrical Components & Equipment		487,664

Electronics - 0.1%
AVX Corp.	2,019	20,049
Brady Corp. Class A	747	18,764
Gentex Corp.	3,008	34,893
Jabil Circuit, Inc.	4,039	29,969
National Instruments Corp.	839	18,928
PerkinElmer, Inc.	1,052	18,305

Total Electronics		140,908

Engineering & Construction - 0.1%
Fluor Corp.	656	33,646
Granite Construction, Inc.	384	12,779
KBR, Inc.	481	8,870

Total Engineering & Construction		55,295

Entertainment - 0.2%
Cinemark Holdings, Inc.	4,699	53,193
International Game Technology	5,375	85,462
National CineMedia, Inc.	1,453	19,993
Regal Entertainment Group Class A	6,378	84,764

Total Entertainment		243,412

Environmental Control - 0.3%
Mine Safety Appliances Co.	739	17,810
Nalco Holding Co.	802	13,506
Republic Services, Inc.	2,557	62,416
Waste Management, Inc.	6,458	181,857

Total Environmental Control		275,589

Food - 2.5%
B&G Foods, Inc. Class A	2,554	21,479
Campbell Soup Co.	5,135	151,072
ConAgra Foods, Inc.	8,691	165,650
Corn Products International, Inc.	650	17,414
Del Monte Foods Co.	2,283	21,415
Flowers Foods, Inc.	1,116	24,373
General Mills, Inc.	3,976	222,736
H.J. Heinz Co.	5,699	203,454
Hershey Co. (The)	2,365	85,140
Hormel Foods Corp.	1,419	49,012
J.M. Smucker Co. (The)	1,569	76,348
Kellogg Co.	4,895	227,960
Kraft Foods, Inc. Class A	25,911	656,585
Kroger Co. (The)	3,293	72,611
Lancaster Colony Corp.	524	23,093
Lance, Inc.	552	12,768
McCormick & Co., Inc.	1,578	51,332
Ruddick Corp.	526	12,324
Safeway, Inc.	1,965	40,027
Sara Lee Corp.	13,151	128,354
SUPERVALU, Inc.	4,732	61,279
Sysco Corp.	9,855	221,540
Tyson Foods, Inc. Class A	2,655	33,480
Weis Markets, Inc.	574	19,240

Total Food		2,598,686

Forest Products & Paper - 0.6%
Glatfelter	726	6,461
International Paper Co.	14,220	215,149
MeadWestvaco Corp.	5,697	93,488
Plum Creek Timber Co., Inc.	3,106	92,497
Rayonier, Inc.	2,041	74,190
Weyerhaeuser Co.	6,108	185,866

Total Forest Products & Paper		667,651

Gas - 0.8%
AGL Resources, Inc.	1,813	57,653
Atmos Energy Corp.	2,208	55,288
Centerpoint Energy, Inc.	7,046	78,070
Energen Corp.	539	21,506
Laclede Group, Inc. (The)	455	15,074
National Fuel Gas Co.	1,397	50,404
New Jersey Resources Corp.	728	26,965
Nicor, Inc.	1,073	37,147
NiSource, Inc.	8,445	98,469
Northwest Natural Gas Co.	472	20,919
Piedmont Natural Gas Co., Inc.	861	20,759
Sempra Energy	3,266	162,092
South Jersey Industries, Inc.	504	17,585
Southern Union Co.	2,513	46,214
Southwest Gas Corp.	807	17,923

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2009

Investments	Shares	Value
UGI Corp.	1,501	$38,260
Vectren Corp.	1,886	44,189
WGL Holdings, Inc.	1,039	33,269

Total Gas		841,786

Hand/Machine Tools - 0.2%
Baldor Electric Co.	907	21,578
Black & Decker Corp.	930	26,654
Kennametal, Inc.	844	16,188
Lincoln Electric Holdings, Inc.	433	15,605
Regal-Beloit Corp.	367	14,577
Snap-On, Inc.	779	22,389
Stanley Works (The)	1,273	43,078

Total Hand/Machine Tools		160,069

Healthcare-Products - 2.8%
Baxter International, Inc.	4,802	254,314
Beckman Coulter, Inc.	486	27,770
Becton Dickinson & Co.	1,945	138,698
C.R. Bard, Inc.	240	17,868
DENTSPLY International, Inc.	504	15,382
Hill-Rom Holdings, Inc.	773	12,538
Johnson & Johnson	35,149	1,996,463
Medtronic, Inc.	10,641	371,264
Meridian Bioscience, Inc.	555	12,532
STERIS Corp.	489	12,753
Stryker Corp.	1,371	54,484
West Pharmaceutical Services, Inc.	306	10,664

Total Healthcare-Products		2,924,730

Healthcare-Services - 0.1%
Aetna, Inc.	319	7,991
Quest Diagnostics, Inc.	744	41,984
UnitedHealth Group, Inc.	577	14,413

Total Healthcare-Services		64,388

Holding Companies-Diversified - 0.0%
Compass Diversified Holdings	1,816	14,691

Home Builders - 0.1%
D.R. Horton, Inc.	2,671	25,001
KB Home*	771	10,547
Lennar Corp. Class A	1,030	9,981
MDC Holdings, Inc.	654	19,692
Ryland Group, Inc.	553	9,268

Total Home Builders		74,489

Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	978	10,132
Whirlpool Corp.	999	42,518

Total Home Furnishings		52,650

Household Products/Wares - 0.7%
American Greetings Corp. Class A	1,043	12,182
Avery Dennison Corp.	2,186	56,137
Blyth, Inc.*	395	12,952
Church & Dwight Co., Inc.	309	16,782
Clorox Co.	2,016	112,553
Fortune Brands, Inc.	2,626	91,227
Kimberly-Clark Corp.	7,708	404,130
Scotts Miracle-Gro Co. (The) Class A	573	20,084
Standard Register Co. (The)	1,620	5,281
Tupperware Brands Corp.	1,286	33,462

Total Household Products/Wares		764,790

Housewares - 0.1%
Newell Rubbermaid, Inc.	9,901	103,069
Toro Co.	354	10,585

Total Housewares		113,654

Insurance - 2.3%
Allstate Corp. (The)	11,161	272,328
American Family Life Assurance Co., Inc.	4,704	146,247
American Financial Group, Inc.	1,156	24,947
American National Insurance Co.	497	37,563
AON Corp.	1,524	57,714
Arthur J. Gallagher & Co.	2,135	45,561
Assurant, Inc.	1,059	25,511
Brown & Brown, Inc.	876	17,459
Chubb Corp.	3,811	151,983
Cincinnati Financial Corp.	3,466	77,465
Erie Indemnity Co. Class A	937	33,507
Fidelity National Financial, Inc. Class A	3,570	48,302
First American Corp.	1,273	32,983
Hanover Insurance Group, Inc. (The)	251	9,566
Harleysville Group, Inc.	446	12,586
Hartford Financial Services Group, Inc.	9,227	109,525
HCC Insurance Holdings, Inc.	1,026	24,634
Horace Mann Educators Corp.	839	8,365
Lincoln National Corp.	4,805	82,694
Loews Corp.	1,533	42,004
Marsh & McLennan Cos., Inc.	7,219	145,319
Mercury General Corp.	1,181	39,481
Metlife, Inc.	6,304	189,183
Odyssey Re Holdings Corp.	237	9,475
Old Republic International Corp.	6,110	60,184
Principal Financial Group, Inc.	2,013	37,925
Protective Life Corp.	1,419	16,233
Prudential Financial, Inc.	3,420	127,292
Reinsurance Group of America, Inc.	303	10,578
RLI Corp.	219	9,811
Safety Insurance Group, Inc.	407	12,438
Selective Insurance Group, Inc.	688	8,786
StanCorp Financial Group, Inc.	430	12,332
State Auto Financial Corp.	409	7,158
Torchmark Corp.	474	17,557
Transatlantic Holdings, Inc.	601	26,041
Travelers Cos., Inc. (The)	6,558	269,140
Unitrin, Inc.	3,077	36,986
Unum Group	2,376	37,683
W.R. Berkley Corp.	533	11,444
Zenith National Insurance Corp.	1,027	22,327

Total Insurance		2,368,317

Internet - 0.0%
NutriSystem, Inc.	828	12,006
United Online, Inc.	2,935	19,107

Total Internet		31,113

Investment Companies - 0.3%
Apollo Investment Corp.	14,438	86,628
Ares Capital Corp.	11,340	91,400
BlackRock Kelso Capital Corp.	4,135	25,761
Fifth Street Finance Corp.	1,765	17,721
Gladstone Capital Corp.	2,070	15,587
Hercules Technology Growth Capital, Inc.	2,900	24,244
NGP Capital Resources Co.	2,002	11,752
Prospect Capital Corp.	1,995	18,354

Total Investment Companies		291,447

Iron/Steel - 0.4%
AK Steel Holding Corp.	1,063	20,399
Allegheny Technologies, Inc.	1,134	39,611
Carpenter Technology Corp.	712	14,817
Cliffs Natural Resources, Inc.	765	18,720
Nucor Corp.	3,794	168,567

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2009

Investments	Shares	Value
Reliance Steel & Aluminum Co.	570	$21,882
Steel Dynamics, Inc.	2,617	38,548
United States Steel Corp.	1,525	54,504

Total Iron/Steel		377,048

Leisure Time - 0.1%
Callaway Golf Co.	929	4,710
Harley-Davidson, Inc.	7,642	123,877
Polaris Industries, Inc.	809	25,985

Total Leisure Time		154,572

Lodging - 0.2%
Choice Hotels International, Inc.	747	19,878
Marriott International, Inc. Class A	2,713	59,876
Starwood Hotels & Resorts Worldwide, Inc.	3,805	84,471
Wyndham Worldwide Corp.	1,967	23,840

Total Lodging		188,065

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	9,609	317,481
Joy Global, Inc.	1,400	50,008

Total Machinery-Construction & Mining		367,489

Machinery-Diversified - 0.5%
Applied Industrial Technologies, Inc.	781	15,386
Briggs & Stratton Corp.	1,454	19,396
Cognex Corp.	1,122	15,854
Cummins, Inc.	2,256	79,434
Deere & Co.	5,022	200,629
Flowserve Corp.	496	34,626
Graco, Inc.	983	21,645
IDEX Corp.	846	20,786
Nordson Corp.	429	16,585
Rockwell Automation, Inc.	2,200	70,664
Roper Industries, Inc.	367	16,629

Total Machinery-Diversified		511,634

Media - 1.6%
Cablevision Systems Corp. Class A	2,658	51,592
CBS Corp. Class A	3,554	24,700
CBS Corp. Class B	35,597	246,331
Comcast Corp. Class A	13,013	188,558
Comcast Corp. Special Class A	5,377	75,816
FactSet Research Systems, Inc.(a)	424	21,145
Gannett Co., Inc.	19,503	69,626
John Wiley & Sons, Inc. Class A	416	13,832
McGraw-Hill Cos., Inc. (The)	4,656	140,192
Meredith Corp.	916	23,404
News Corp. Class A	10,304	93,870
News Corp. Class B(a)	4,339	45,863
Scripps Networks Interactive, Inc. Class A	864	24,045
Time Warner, Inc.*	12,078	304,245
Walt Disney Co. (The)	11,422	266,475
World Wrestling Entertainment, Inc. Class A	1,447	18,174

Total Media		1,607,868

Metal Fabricate/Hardware - 0.1%
Commercial Metals Co.	1,929	30,922
Kaydon Corp.	412	13,415
Timken Co.	1,723	29,429
Worthington Industries, Inc.	1,913	24,467

Total Metal Fabricate/Hardware		98,233

Mining - 1.0%
Alcoa, Inc.	22,798	235,503
AMCOL International Corp.	490	10,574
Compass Minerals International, Inc.	379	20,811
Kaiser Aluminum Corp.	420	15,082
Newmont Mining Corp.	1,842	75,283
Southern Copper Corp.	32,086	655,838
Vulcan Materials Co.	1,312	56,547

Total Mining		1,069,638

Miscellaneous Manufacturing - 5.5%
3M Co.	9,813	589,761
Acuity Brands, Inc.	348	9,761
Aptargroup, Inc.	539	18,202
Barnes Group, Inc.	1,213	14,423
Brink’s Co. (The)	455	13,209
Carlisle Cos., Inc.	919	22,093
CLARCOR, Inc.	327	9,545
Crane Co.	1,452	32,394
Danaher Corp.	279	17,225
Donaldson Co., Inc.	528	18,290
Dover Corp.	2,494	82,526
Eaton Corp.	2,994	133,562
General Electric Co.	318,928	3,737,836
Harsco Corp.	1,156	32,715
Honeywell International, Inc.	9,841	309,007
Illinois Tool Works, Inc.	7,507	280,311
ITT Corp.	977	43,477
Koppers Holdings, Inc.	432	11,392
Leggett & Platt, Inc.	3,816	58,118
NL Industries, Inc.	1,072	7,911
Pall Corp.	1,042	27,676
Parker Hannifin Corp.	1,531	65,772
Pentair, Inc.	1,245	31,897
SPX Corp.	626	30,655
Teleflex, Inc.	543	24,343
Textron, Inc.	4,999	48,290
Trinity Industries, Inc.	827	11,264

Total Miscellaneous Manufacturing		5,681,655

Office Furnishings - 0.1%
Herman Miller, Inc.	801	12,287
HNI Corp.(a)	1,230	22,214
Knoll, Inc.	1,526	11,567
Steelcase, Inc. Class A	3,978	23,152

Total Office Furnishings		69,220

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	4,817	105,637
Xerox Corp.	7,992	51,788

Total Office/Business Equipment		157,425

Oil & Gas - 7.7%
Anadarko Petroleum Corp.	1,868	84,789
Apache Corp.	1,133	81,746
Chesapeake Energy Corp.	4,650	92,209
Chevron Corp.	30,248	2,003,930
Cimarex Energy Co.	414	11,733
ConocoPhillips	22,351	940,083
Devon Energy Corp.	1,671	91,070
Diamond Offshore Drilling, Inc.	516	42,854
EOG Resources, Inc.	872	59,226
EQT Corp.	1,488	51,946
Exxon Mobil Corp.	43,618	3,049,334
Frontier Oil Corp.	1,012	13,267
Helmerich & Payne, Inc.	521	16,083
Hess Corp.	1,168	62,780
Holly Corp.	774	13,917
Marathon Oil Corp.	10,710	322,692
Murphy Oil Corp.	1,838	99,840
Noble Energy, Inc.	1,137	67,049
Occidental Petroleum Corp.	7,486	492,654

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2009

Investments	Shares	Value
Patterson-UTI Energy, Inc.	3,969	$51,041
Pioneer Natural Resources Co.	1,102	28,101
Questar Corp.	1,076	33,421
Range Resources Corp.	391	16,191
Sunoco, Inc.	1,073	24,894
Tesoro Corp.	2,079	26,466
Valero Energy Corp.	5,561	93,925
XTO Energy, Inc.	3,038	115,869

Total Oil & Gas		7,987,110

Oil & Gas Services - 0.3%
Baker Hughes, Inc.	2,345	85,452
BJ Services Co.	2,277	31,036
CARBO Ceramics, Inc.(a)	332	11,354
Halliburton Co.	7,504	155,333
RPC, Inc.	1,387	11,581
Smith International, Inc.	1,905	49,054

Total Oil & Gas Services		343,810

Packaging & Containers - 0.3%
Ball Corp.	386	17,432
Bemis Co., Inc.	1,451	36,565
Greif, Inc. Class A	483	21,358
Greif, Inc. Class B	757	30,469
Packaging Corp. of America	3,842	62,240
Rock-Tenn Co. Class A	204	7,785
Sealed Air Corp.	2,183	40,276
Silgan Holdings, Inc.	266	13,042
Sonoco Products Co.	1,783	42,703
Temple-Inland, Inc.	3,437	45,094

Total Packaging & Containers		316,964

Pharmaceuticals - 7.8%
Abbott Laboratories	17,208	809,464
Allergan, Inc.	694	33,021
AmerisourceBergen Corp.	1,606	28,490
Bristol-Myers Squibb Co.	43,829	890,167
Cardinal Health, Inc.	2,497	76,283
Eli Lilly & Co.	22,651	784,631
McKesson Corp.	1,445	63,580
Merck & Co., Inc.	45,574	1,274,249
Perrigo Co.	395	10,973
Pfizer, Inc.	202,195	3,032,925
Schering-Plough Corp.	10,378	260,695
Wyeth	17,576	797,775

Total Pharmaceuticals		8,062,253

Pipelines - 0.5%
El Paso Corp.	8,027	74,089
Oneok, Inc.	2,441	71,985
Spectra Energy Corp.	15,886	268,791
Williams Cos., Inc. (The)	7,503	117,122

Total Pipelines		531,987

REITS - 3.8%
Acadia Realty Trust	813	10,610
Alexandria Real Estate Equities, Inc.	777	27,809
American Campus Communities, Inc.	1,106	24,531
Apartment Investment & Management Co. Class A	6,491	57,445
AvalonBay Communities, Inc.	1,674	93,644
BioMed Realty Trust, Inc.	4,068	41,616
Boston Properties, Inc.	2,248	107,230
Brandywine Realty Trust	9,184	68,421
BRE Properties, Inc.	1,606	38,159
Camden Property Trust	1,895	52,302
CBL & Associates Properties, Inc.(a)	6,157	33,186
Cogdell Spencer, Inc.	1,380	5,920
Colonial Properties Trust	2,695	19,943
Corporate Office Properties Trust SBI MD	1,042	30,562
Cousins Properties, Inc.(a)	1,535	13,047
DCT Industrial Trust, Inc.	4,697	19,164
Digital Realty Trust, Inc.	1,256	45,028
Douglas Emmett, Inc.	2,749	24,713
Duke Realty Corp.	9,977	87,498
EastGroup Properties, Inc.	653	21,562
Education Realty Trust, Inc.	2,313	9,923
Entertainment Properties Trust	1,502	30,941
Equity Lifestyle Properties, Inc.	189	7,027
Equity One, Inc.(a)	2,024	26,838
Equity Residential	7,073	157,233
Essex Property Trust, Inc.	540	33,604
Federal Realty Investment Trust	995	51,262
First Potomac Realty Trust	2,129	20,758
Franklin Street Properties Corp.	1,790	23,717
Getty Realty Corp.	1,152	21,738
HCP, Inc.	7,133	151,148
Health Care REIT, Inc.	2,868	97,799
Healthcare Realty Trust, Inc.	1,678	28,241
Hersha Hospitality Trust	5,358	13,288
Highwoods Properties, Inc.	1,661	37,157
Home Properties, Inc.	867	29,565
HRPT Properties Trust	24,897	101,082
Inland Real Estate Corp.	2,087	14,609
Investors Real Estate Trust*	1,846	16,411
Kilroy Realty Corp.	923	18,958
Kimco Realty Corp.	10,055	101,053
Kite Realty Group Trust	2,557	7,466
LaSalle Hotel Properties	1,581	19,509
Lexington Realty Trust	5,827	19,812
Liberty Property Trust	3,310	76,262
LTC Properties, Inc.	878	17,955
Macerich Co. (The)	4,914	86,536
Mack-Cali Realty Corp.	2,957	67,420
Medical Properties Trust, Inc.	4,498	27,303
Mid-America Apartment Communities, Inc.	773	28,377
National Health Investors, Inc.	967	25,829
National Retail Properties, Inc.	2,996	51,981
Nationwide Health Properties, Inc.	2,643	68,031
Omega Healthcare Investors, Inc.	2,903	45,055
Parkway Properties, Inc.	545	7,085
Pennsylvania Real Estate Investment Trust(a)	5,727	28,635
Post Properties, Inc.	1,989	26,732
Potlatch Corp.	1,263	30,678
ProLogis	24,341	196,188
PS Business Parks, Inc.	322	15,598
Public Storage	1,917	125,525
Public Storage Class A	539	13,421
Realty Income Corp.(a)	2,907	63,721
Regency Centers Corp.	1,944	67,865
Saul Centers, Inc.	324	9,581
Senior Housing Properties Trust	4,241	69,213
Simon Property Group, Inc.	6,038	310,534
SL Green Realty Corp.	2,822	64,737
Sovran Self Storage, Inc.	667	16,408
Sun Communities, Inc.	1,605	22,117
Tanger Factory Outlet Centers, Inc.	499	16,183
Taubman Centers, Inc.	1,302	34,972
UDR, Inc.	5,022	51,877
Universal Health Realty Income Trust	405	12,766
U-Store-It Trust	4,685	22,956
Ventas, Inc.	3,935	117,499

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

June 30, 2009

Investments	Shares	Value
Vornado Realty Trust	3,974	$178,949
Washington Real Estate Investment Trust	1,271	28,432
Weingarten Realty Investors	3,673	53,295
Winthrop Realty Trust	937	8,367

Total REITS		3,949,612

Retail - 5.1%
Abercrombie & Fitch Co. Class A	1,157	29,376
Advance Auto Parts, Inc.	369	15,310
American Eagle Outfitters, Inc.	3,460	49,028
Barnes & Noble, Inc.	1,609	33,194
Best Buy Co., Inc.	3,395	113,699
Bob Evans Farms, Inc.	546	15,692
Brinker International, Inc.	1,913	32,578
Buckle, Inc. (The)(a)	893	28,371
Burger King Holdings, Inc.	757	13,073
Cato Corp. (The) Class A	802	13,987
Costco Wholesale Corp.	2,096	95,787
Cracker Barrel Old Country Store, Inc.	507	14,145
CVS/Caremark Corp.	6,091	194,120
Darden Restaurants, Inc.	1,686	55,604
Family Dollar Stores, Inc.	1,056	29,885
Foot Locker, Inc.	5,062	52,999
Gap, Inc. (The)	7,171	117,604
Guess ?, Inc.	1,172	30,214
Home Depot, Inc.	25,331	598,572
J.C. Penney Co., Inc.	3,655	104,935
Lowe’s Cos., Inc.	8,572	166,383
Ltd. Brands, Inc.	9,099	108,915
Macy’s, Inc.	8,689	102,183
McDonald’s Corp.	14,862	854,416
MSC Industrial Direct Co. Class A	563	19,975
Nordstrom, Inc.	4,416	87,834
Nu Skin Enterprises, Inc. Class A	1,432	21,910
PetSmart, Inc.	403	8,648
RadioShack Corp.	1,298	18,120
Ross Stores, Inc.	798	30,803
Staples, Inc.	5,041	101,677
Target Corp.	5,569	219,808
Tiffany & Co.	1,407	35,682
Tim Hortons, Inc.	1,035	25,399
TJX Cos., Inc.	3,616	113,759
Walgreen Co.	7,064	207,682
Wal-Mart Stores, Inc.	26,992	1,307,493
Wendy’s/Arby’s Group, Inc. Class A	2,790	11,160
Williams-Sonoma, Inc.	2,784	33,046
Yum! Brands, Inc.	4,678	155,965

Total Retail		5,269,031

Savings & Loans - 0.5%
Astoria Financial Corp.	2,745	23,552
Brookline Bancorp, Inc.	1,122	10,457
Capitol Federal Financial	1,564	59,948
Dime Community Bancshares	820	7,470
First Niagara Financial Group, Inc.	2,088	23,845
Hudson City Bancorp, Inc.	7,534	100,127
New York Community Bancorp, Inc.	11,507	123,010
NewAlliance Bancshares, Inc.	1,296	14,904
Northwest Bancorp, Inc.	1,049	19,784
People’s United Financial, Inc.	5,315	79,938
Provident Financial Services, Inc.	1,052	9,573
TFS Financial Corp.	2,362	25,085
Washington Federal, Inc.	2,015	26,195

Total Savings & Loans		523,888

Semiconductors - 2.5%
Altera Corp.	1,938	31,551
Analog Devices, Inc.	4,994	123,751
Applied Materials, Inc.	12,509	137,224
Intel Corp.	86,542	1,432,270
Intersil Corp. Class A	2,719	34,178
KLA-Tencor Corp.	1,921	48,505
Linear Technology Corp.	3,642	85,041
Maxim Integrated Products, Inc.	8,518	133,647
Microchip Technology, Inc.	5,331	120,214
National Semiconductor Corp.	3,126	39,231
Texas Instruments, Inc.	15,070	320,991
Xilinx, Inc.	3,824	78,239

Total Semiconductors		2,584,842

Software - 2.4%
Broadridge Financial Solutions, Inc.	1,556	25,799
CA, Inc.	1,954	34,058
Dun & Bradstreet Corp.	411	33,377
Fidelity National Information Services, Inc.	1,114	22,235
IMS Health, Inc.	721	9,157
Microsoft Corp.	97,005	2,305,809
Quality Systems, Inc.(a)	505	28,765

Total Software		2,459,200

Telecommunications - 7.0%
Adtran, Inc.	1,041	22,350
Alaska Communications Systems Group, Inc.	2,036	14,903
AT&T, Inc.	135,596	3,368,205
CenturyTel, Inc.	4,506	138,334
Consolidated Communications Holdings, Inc.	2,036	23,842
Corning, Inc.	14,493	232,758
Embarq Corp.	5,149	216,567
Frontier Communications Corp.	15,281	109,106
Harris Corp.	1,289	36,556
Iowa Telecommunications Services, Inc.	1,770	22,143
NTELOS Holdings Corp.	892	16,431
QUALCOMM, Inc.	12,401	560,525
Qwest Communications International, Inc.	63,659	264,185
Telephone & Data Systems, Inc.	328	9,282
Telephone & Data Systems, Inc. Special Shares	410	10,644
Verizon Communications, Inc.	63,722	1,958,177
Virgin Media, Inc.	4,738	44,300
Windstream Corp.	19,698	164,675

Total Telecommunications		7,212,983

Textiles - 0.0%
Cintas Corp.*	1,309	29,898

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	1,651	40,020
Mattel, Inc.	7,315	117,406

Total Toys/Games/Hobbies		157,426

Transportation - 1.5%
Alexander & Baldwin, Inc.	951	22,291
Burlington Northern Santa Fe Corp.	2,996	220,326
C.H. Robinson Worldwide, Inc.	1,357	70,768
Con-way, Inc.	449	15,854
CSX Corp.	4,250	147,177
Expeditors International Washington, Inc.	929	30,973
FedEx Corp.	895	49,780
Horizon Lines, Inc. Class A	2,108	8,137
JB Hunt Transport Services, Inc.	988	30,164
Norfolk Southern Corp.	4,123	155,313
Overseas Shipholding Group, Inc.	561	19,096
Ryder System, Inc.	674	18,818

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Total Dividend Fund

June 30, 2009

Investments	Shares	Value
Tidewater, Inc.	633	$27,137
Union Pacific Corp.	4,622	240,621
United Parcel Service, Inc. Class B	9,332	466,507

Total Transportation		1,522,962

Trucking & Leasing - 0.0%
GATX Corp.	864	22,222

Water - 0.1%
American States Water Co.	328	11,362
American Water Works Co., Inc.	2,513	48,023
Aqua America, Inc.	1,269	22,715
California Water Service Group	365	13,447

Total Water		95,547

TOTAL COMMON STOCKS (Cost: $129,904,221)		102,717,918

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $272,055)	272,055	272,055

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
MONEY MARKET FUND - 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $641,017)(d)	641,017	641,017

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $130,817,293)(e)		103,630,990
Liabilities in Excess of Other Assets - (0.4)%		(418,990)

NET ASSETS - 100.0%		$103,212,000

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $610,865 and the total market value of the collateral held by the Fund was $641,017.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.4%
Advertising - 0.0%
Harte-Hanks, Inc.	3,082	$28,509

Agriculture - 8.0%
Altria Group, Inc.	181,565	2,975,850
Lorillard, Inc.	11,290	765,123
Philip Morris International, Inc.	109,875	4,792,748
Reynolds American, Inc.	25,579	987,861
Universal Corp.	1,449	47,976
Vector Group Ltd.	7,985	114,106

Total Agriculture		9,683,664

Apparel - 0.3%
Jones Apparel Group, Inc.	8,057	86,452
VF Corp.	4,924	272,543

Total Apparel		358,995

Auto Parts & Equipment - 0.1%
Cooper Tire & Rubber Co.	4,505	44,690
Superior Industries International, Inc.	1,601	22,574

Total Auto Parts & Equipment		67,264

Banks - 23.3%
Associated Banc-Corp.	8,650	108,125
Bank of America Corp.	656,011	8,659,345
BB&T Corp.	39,793	874,650
Chemical Financial Corp.	1,252	24,927
Comerica, Inc.	11,055	233,813
Fifth Third Bancorp	48,040	341,084
First Busey Corp.(a)	1,692	12,436
First Commonwealth Financial Corp.	5,191	32,911
First Financial Bancorp*	2,118	15,927
First Merchants Corp.	846	6,793
First Midwest Bancorp, Inc.	3,304	24,152
FirstMerit Corp.	5,005	84,985
FNB Corp.(a)	7,024	43,479
Fulton Financial Corp.	12,150	63,302
Harleysville National Corp.	1,875	8,813
Huntington Bancshares, Inc.	28,199	117,872
JPMorgan Chase & Co.	196,929	6,717,248
Marshall & Ilsley Corp.	27,409	131,563
Morgan Stanley	78,065	2,225,633
Old National Bancorp	3,880	38,102
Park National Corp.(a)	881	49,759
PNC Financial Services Group, Inc.	21,729	843,303
Sandy Spring Bancorp, Inc.	799	11,745
Sterling Bancorp	1,172	9,786
SunTrust Banks, Inc.	27,792	457,178
Susquehanna Bancshares, Inc.	6,355	31,076
TCF Financial Corp.(a)	11,032	147,498
Trustmark Corp.	2,806	54,212
U.S. Bancorp	126,237	2,262,167
Umpqua Holdings Corp.	3,450	26,772
Webster Financial Corp.	5,502	44,291
Wells Fargo & Co.	184,917	4,486,087
West Bancorp., Inc.	985	4,925
Whitney Holding Corp.	3,522	32,262
Wilmington Trust Corp.	4,200	57,372

Total Banks		28,283,593

Building Materials - 0.2%
Masco Corp.	30,218	289,488

Chemicals - 3.1%
Dow Chemical Co. (The)	81,208	1,310,697
E.I. Du Pont de Nemours & Co.	60,757	1,556,595
Eastman Chemical Co.	4,577	173,468
Huntsman Corp.	28,817	144,950
Olin Corp.	3,784	44,992
PPG Industries, Inc.	8,777	385,310
RPM International, Inc.	8,379	117,641

Total Chemicals		3,733,653

Commercial Services - 0.4%
Corporate Executive Board Co. (The)	3,064	63,609
Deluxe Corp.	3,492	44,732
Electro Rent Corp.	1,509	14,320
Hillenbrand, Inc.	3,165	52,666
R.R. Donnelley & Sons Co.	16,782	195,007
Sotheby’s(a)	4,910	69,280

Total Commercial Services		439,614

Distribution/Wholesale - 0.0%
Watsco, Inc.	1,215	59,450

Diversified Financial Services - 0.8%
Federated Investors, Inc. Class B	6,051	145,768
GFI Group, Inc.	7,608	51,278
Legg Mason, Inc.	6,613	161,225
NYSE Euronext	12,667	345,176
Student Loan Corp. (The)	3,024	112,493
Waddell & Reed Financial, Inc. Class A	4,863	128,237

Total Diversified Financial Services		944,177

Electric - 6.5%
ALLETE, Inc.	1,907	54,826
Ameren Corp.	17,189	427,834
American Electric Power Co., Inc.	21,749	628,329
Black Hills Corp.	2,217	50,969
Central Vermont Public Service Corp.	527	9,539
CH Energy Group, Inc.	757	35,352
Consolidated Edison, Inc.(a)	17,374	650,135
Constellation Energy Group, Inc.	14,706	390,885
DPL, Inc.	6,252	144,859
DTE Energy Co.	10,372	331,904
Duke Energy Corp.	83,303	1,215,391
Empire District Electric Co. (The)	2,525	41,713
Great Plains Energy, Inc.	10,911	169,666
Integrys Energy Group, Inc.	5,080	152,349
NorthWestern Corp.	2,199	50,049
OGE Energy Corp.	5,519	156,298
Otter Tail Corp.	1,913	41,780
Pepco Holdings, Inc.	14,553	195,592
Pinnacle West Capital Corp.	7,454	224,738
PNM Resources, Inc.	4,309	46,149
Portland General Electric Co.	3,658	71,258
Progress Energy, Inc.	17,449	660,096
SCANA Corp.	6,650	215,926
Southern Co. (The)	38,145	1,188,598
TECO Energy, Inc.	15,101	180,155
UIL Holdings Corp.	1,548	34,753
Westar Energy, Inc.	6,823	128,068
Xcel Energy, Inc.	24,327	447,860

Total Electric		7,945,071

Electrical Components & Equipment - 0.2%
Hubbell, Inc. Class B	2,286	73,289
Molex, Inc.	4,464	69,415
Molex, Inc. Class A	4,098	58,930

Total Electrical Components & Equipment		201,634

Electronics - 0.1%
Gentex Corp.	7,176	83,242

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Equity Income Fund

June 30, 2009

Investments	Shares	Value
Entertainment - 0.5%
Cinemark Holdings, Inc.	10,938	$123,818
International Game Technology	15,625	248,437
National CineMedia, Inc.	3,255	44,789
Regal Entertainment Group Class A	16,179	215,019

Total Entertainment		632,063

Food - 0.8%
B&G Foods, Inc. Class A	5,177	43,539
ConAgra Foods, Inc.	22,488	428,621
Sara Lee Corp.	34,402	335,763
SUPERVALU, Inc.	11,641	150,751

Total Food		958,674

Forest Products & Paper - 1.4%
International Paper Co.	36,578	553,425
MeadWestvaco Corp.	14,707	241,342
Plum Creek Timber Co., Inc.	8,336	248,246
Rayonier, Inc.	5,426	197,235
Weyerhaeuser Co.	15,975	486,119

Total Forest Products & Paper		1,726,367

Gas - 0.8%
AGL Resources, Inc.	4,511	143,450
Atmos Energy Corp.	5,407	135,391
Centerpoint Energy, Inc.	21,236	235,295
Nicor, Inc.	2,563	88,731
NiSource, Inc.	24,446	285,040
Vectren Corp.	4,700	110,121

Total Gas		998,028

Holding Companies-Diversified - 0.0%
Compass Diversified Holdings	3,720	30,095

Home Furnishings - 0.0%
Ethan Allen Interiors, Inc.	2,498	25,879

Household Products/Wares - 0.4%
Avery Dennison Corp.	5,567	142,961
Blyth, Inc.*	750	24,592
Ennis, Inc.	1,534	19,114
Fortune Brands, Inc.	6,961	241,825

Total Household Products/Wares		428,492

Housewares - 0.2%
Newell Rubbermaid, Inc.	25,852	269,119

Insurance - 1.8%
Allstate Corp. (The)	28,929	705,868
Arthur J. Gallagher & Co.	5,209	111,160
Baldwin & Lyons, Inc. Class B	711	14,007
Cincinnati Financial Corp.	8,856	197,932
Erie Indemnity Co. Class A	2,479	88,649
FBL Financial Group, Inc. Class A	1,287	10,631
Fidelity National Financial, Inc. Class A	8,641	116,913
Hartford Financial Services Group, Inc.	23,831	282,874
Horace Mann Educators Corp.	1,926	19,202
Lincoln National Corp.	12,009	206,675
Mercury General Corp.	2,963	99,053
Old Republic International Corp.	15,587	153,532
Protective Life Corp.	2,605	29,801
Safety Insurance Group, Inc.	733	22,400
Stewart Information Services Corp.	722	10,288
Unitrin, Inc.	7,792	93,660
Zenith National Insurance Corp.	2,423	52,676

Total Insurance		2,215,321

Internet - 0.1%
NutriSystem, Inc.	1,563	22,663
United Online, Inc.	5,986	38,969

Total Internet		61,632

Investment Companies - 0.5%
Apollo Investment Corp.	35,235	211,410
Ares Capital Corp.	28,556	230,161
BlackRock Kelso Capital Corp.	10,564	65,814
Hercules Technology Growth Capital, Inc.	6,510	54,424
NGP Capital Resources Co.	4,242	24,900
Prospect Capital Corp.	4,699	43,231

Total Investment Companies		629,940

Iron/Steel - 0.1%
Steel Dynamics, Inc.	6,644	97,866

Leisure Time - 0.3%
Harley-Davidson, Inc.	19,561	317,084
Polaris Industries, Inc.	1,868	60,000

Total Leisure Time		377,084

Lodging - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	9,952	220,934

Machinery-Diversified - 0.0%
Briggs & Stratton Corp.	2,861	38,166
NACCO Industries, Inc. Class A	372	10,684

Total Machinery-Diversified		48,850

Media - 0.8%
CBS Corp. Class A	8,300	57,685
CBS Corp. Class B	91,339	632,066
Courier Corp.	444	6,775
Gannett Co., Inc.	50,342	179,721
Meredith Corp.	1,908	48,749
World Wrestling Entertainment, Inc. Class A	3,049	38,296

Total Media		963,292

Metal Fabricate/Hardware - 0.1%
Timken Co.	4,024	68,730
Worthington Industries, Inc.	4,680	59,857

Total Metal Fabricate/Hardware		128,587

Mining - 1.9%
Alcoa, Inc.	58,810	607,507
Kaiser Aluminum Corp.	990	35,551
Southern Copper Corp.	83,132	1,699,218

Total Mining		2,342,276

Miscellaneous Manufacturing - 8.4%
Barnes Group, Inc.	2,520	29,963
Crane Co.	3,296	73,534
General Electric Co.	830,286	9,730,952
Leggett & Platt, Inc.	11,190	170,423
Textron, Inc.	15,462	149,363

Total Miscellaneous Manufacturing		10,154,235

Office Furnishings - 0.1%
HNI Corp.(a)	2,543	45,927
Steelcase, Inc. Class A	8,349	48,591

Total Office Furnishings		94,518

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	12,305	269,849

Oil & Gas - 0.1%
Patterson-UTI Energy, Inc.	9,868	126,903

Packaging & Containers - 0.3%
Greif, Inc. Class A	1,255	55,496

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Equity Income Fund

June 30, 2009

Investments	Shares	Value
Packaging Corp. of America	9,848	$159,538
Temple-Inland, Inc.	9,557	125,388

Total Packaging & Containers		340,422

Pharmaceuticals - 12.8%
Bristol-Myers Squibb Co.	113,173	2,298,544
Eli Lilly & Co.	58,740	2,034,753
Merck & Co., Inc.	118,371	3,309,653
Pfizer, Inc.	525,113	7,876,695

Total Pharmaceuticals		15,519,645

Pipelines - 0.7%
Oneok, Inc.	6,409	189,001
Spectra Energy Corp.	41,730	706,072

Total Pipelines		895,073

REITS - 7.9%
Acadia Realty Trust	1,887	24,625
Alexandria Real Estate Equities, Inc.	1,955	69,969
American Campus Communities, Inc.	2,707	60,041
Apartment Investment & Management Co. Class A	17,062	150,999
AvalonBay Communities, Inc.	4,516	252,625
BioMed Realty Trust, Inc.	10,238	104,735
Boston Properties, Inc.	6,118	291,829
Brandywine Realty Trust	22,579	168,214
BRE Properties, Inc.	4,097	97,345
Camden Property Trust	4,897	135,157
CBL & Associates Properties, Inc.(a)	14,480	78,047
Colonial Properties Trust	6,441	47,663
Corporate Office Properties Trust SBI MD	2,780	81,537
Cousins Properties, Inc.(a)	3,665	31,152
DCT Industrial Trust, Inc.	12,173	49,666
Digital Realty Trust, Inc.	3,098	111,063
Douglas Emmett, Inc.	7,289	65,528
Duke Realty Corp.	25,955	227,625
EastGroup Properties, Inc.	1,486	49,068
Entertainment Properties Trust	3,751	77,271
Equity One, Inc.(a)	5,520	73,195
Equity Residential	18,598	413,434
Essex Property Trust, Inc.	1,471	91,540
Federal Realty Investment Trust	2,609	134,416
First Potomac Realty Trust	4,925	48,019
Franklin Street Properties Corp.	4,499	59,612
Getty Realty Corp.	2,367	44,665
HCP, Inc.	18,361	389,070
Health Care REIT, Inc.	7,522	256,500
Healthcare Realty Trust, Inc.	4,387	73,833
Highwoods Properties, Inc.	4,403	98,495
Home Properties, Inc.	2,379	81,124
HRPT Properties Trust	63,991	259,803
Inland Real Estate Corp.	5,316	37,212
Investors Real Estate Trust	4,222	37,534
Kilroy Realty Corp.	2,528	51,925
Kimco Realty Corp.	26,350	264,817
LaSalle Hotel Properties	3,753	46,312
Lexington Realty Trust	12,501	42,503
Liberty Property Trust	8,717	200,840
LTC Properties, Inc.	1,864	38,119
Macerich Co. (The)	12,773	224,933
Mack-Cali Realty Corp.	7,781	177,407
Medical Properties Trust, Inc.	11,492	69,756
Mid-America Apartment Communities, Inc.	1,918	70,410
National Health Investors, Inc.	2,342	62,555
National Retail Properties, Inc.	7,548	130,958
Nationwide Health Properties, Inc.	6,943	178,713
Omega Healthcare Investors, Inc.	7,497	116,353
Parkway Properties, Inc.	1,154	15,002
Post Properties, Inc.	4,885	65,654
Potlatch Corp.	3,242	78,748
ProLogis	62,321	502,307
Public Storage Class A	1,101	27,415
Realty Income Corp.(a)	7,573	166,000
Regency Centers Corp.	4,918	171,687
Saul Centers, Inc.	810	23,952
Senior Housing Properties Trust	10,960	178,867
Simon Property Group, Inc.	15,606	802,617
SL Green Realty Corp.	7,437	170,605
Sovran Self Storage, Inc.	1,653	40,664
Sun Communities, Inc.	3,837	52,874
Taubman Centers, Inc.	3,369	90,491
UDR, Inc.	13,185	136,201
Universal Health Realty Income Trust	877	27,643
Urstadt Biddle Properties, Inc. Class A	1,277	17,980
U-Store-It Trust	10,209	50,024
Ventas, Inc.	10,384	310,066
Vornado Realty Trust	10,234	460,837
Washington Real Estate Investment Trust	3,265	73,038
Weingarten Realty Investors	9,150	132,767

Total REITS		9,543,651

Retail - 1.0%
Barnes & Noble, Inc.	4,037	83,283
Brinker International, Inc.	4,249	72,361
Brown Shoe Co., Inc.	1,747	12,648
Cato Corp. (The) Class A	1,374	23,963
Foot Locker, Inc.	12,559	131,493
Ltd. Brands, Inc.	23,068	276,124
Macy’s, Inc.	22,278	261,989
Nordstrom, Inc.(a)	11,472	228,178
PEP Boys-Manny, Moe & Jack	4,015	40,712
Williams-Sonoma, Inc.	6,754	80,170

Total Retail		1,210,921

Savings & Loans - 0.5%
Astoria Financial Corp.	6,478	55,581
Capitol Federal Financial	3,648	139,828
First Financial Holdings, Inc.	618	5,809
New York Community Bancorp, Inc.	29,619	316,627
Washington Federal, Inc.	4,921	63,973

Total Savings & Loans		581,818

Semiconductors - 0.9%
Analog Devices, Inc.	12,821	317,704
Intersil Corp. Class A	6,906	86,809
Maxim Integrated Products, Inc.	21,615	339,139
Microchip Technology, Inc.	13,371	301,516

Total Semiconductors		1,045,168

Software - 0.0%
Computer Programs & Systems, Inc.	631	24,174

Telecommunications - 13.4%
Alaska Communications Systems Group, Inc.	4,326	31,666
AT&T, Inc.	352,937	8,766,955
CenturyTel, Inc.	11,308	347,156
Consolidated Communications Holdings, Inc.	4,380	51,290
Embarq Corp.	12,907	542,868
Frontier Communications Corp.	38,467	274,654
Iowa Telecommunications Services, Inc.	3,841	48,051
NTELOS Holdings Corp.	1,990	36,656
Qwest Communications International, Inc.	165,679	687,568

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Equity Income Fund

June 30, 2009

Investments	Shares	Value
Verizon Communications, Inc.	165,713	$5,092,360
Windstream Corp.	50,124	419,037

Total Telecommunications		16,298,261

Toys/Games/Hobbies - 0.2%
Mattel, Inc.	18,742	300,809

Transportation - 0.0%
Overseas Shipholding Group, Inc.	1,294	44,048

TOTAL COMMON STOCKS (Cost: $162,213,071)		120,722,348

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $314,827)	314,828	314,828

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
MONEY MARKET FUND - 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $1,234,032)(d)	1,234,032	1,234,032

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $163,761,931)(e)		122,271,208
Liabilities in Excess of Cash and Other Assets - (0.7)%		(846,097)

NET ASSETS - 100.0%		$121,425,111

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	At June 30, 2009, the total market value of the Fund’s securities on loan was $1,184,229 and the total market value of the collateral held by the Fund was $1,234,032.

(d)	Interest rates shown reflect yields as of June 30, 2009.

(e)	Aggregate cost for Federal income tax tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.7%
Advertising - 0.1%
Omnicom Group, Inc.	11,213	$354,107

Aerospace/Defense - 2.5%
Boeing Co. (The)	44,950	1,910,375
General Dynamics Corp.	15,597	863,918
Goodrich Corp.	5,507	275,185
L-3 Communications Holdings, Inc.	3,133	217,368
Lockheed Martin Corp.	18,232	1,470,411
Northrop Grumman Corp.	19,650	897,612
Raytheon Co.	14,970	665,117
Rockwell Collins, Inc.	6,354	265,152
United Technologies Corp.	45,442	2,361,166

Total Aerospace/Defense		8,926,304

Agriculture - 4.3%
Altria Group, Inc.	275,352	4,513,019
Archer-Daniels-Midland Co.	18,952	507,345
Lorillard, Inc.	17,161	1,163,001
Philip Morris International, Inc.	166,504	7,262,905
Reynolds American, Inc.	38,416	1,483,626

Total Agriculture		14,929,896

Airlines - 0.0%
Southwest Airlines Co.	2,592	17,444

Apparel - 0.3%
NIKE, Inc. Class B	12,155	629,386
VF Corp.	7,448	412,247

Total Apparel		1,041,633

Auto Manufacturers - 0.1%
PACCAR, Inc.	14,709	478,190

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.	27,310	593,173

Banks - 13.7%
Bank of America Corp.	993,529	13,114,583
Bank of New York Mellon Corp. (The)	66,876	1,960,135
BB&T Corp.	60,549	1,330,867
Capital One Financial Corp.	30,409	665,349
Fifth Third Bancorp	72,460	514,466
Goldman Sachs Group, Inc. (The)	12,047	1,776,210
JPMorgan Chase & Co.	298,308	10,175,286
KeyCorp	23,964	125,571
M&T Bank Corp.(a)	8,732	444,721
Marshall & Ilsley Corp.	41,877	201,010
Morgan Stanley	118,474	3,377,694
Northern Trust Corp.	7,809	419,187
PNC Financial Services Group, Inc.	35,646	1,383,421
Regions Financial Corp.	54,271	219,255
State Street Corp.	16,100	759,920
SunTrust Banks, Inc.	41,730	686,458
U.S. Bancorp	191,557	3,432,701
Wells Fargo & Co.	304,465	7,386,321
Zions Bancorp.(a)	9,593	110,895

Total Banks		48,084,050

Beverages - 3.2%
Brown-Forman Corp. Class B	3,416	146,820
Coca-Cola Co. (The)	126,231	6,057,826
Coca-Cola Enterprises, Inc.	18,637	310,306
Molson Coors Brewing Co. Class B	4,350	184,135
Pepsi Bottling Group, Inc.	10,628	359,651
PepsiCo, Inc.	77,879	4,280,230

Total Beverages		11,338,968

Building Materials - 0.0%
Martin Marietta Materials, Inc.	1,097	86,531

Chemicals - 2.4%
Air Products & Chemicals, Inc.	12,621	815,191
Dow Chemical Co. (The)	122,123	1,971,065
E.I. Du Pont de Nemours & Co.	92,318	2,365,187
Ecolab, Inc.	5,640	219,904
Monsanto Co.	11,538	857,735
Mosaic Co. (The)	4,217	186,813
PPG Industries, Inc.	13,487	592,079
Praxair, Inc.	12,818	910,975
Sherwin-Williams Co. (The)	4,787	257,301
Sigma-Aldrich Corp.	2,629	130,293

Total Chemicals		8,306,543

Coal - 0.1%
Consol Energy, Inc.	3,868	131,357
Peabody Energy Corp.	4,272	128,844

Total Coal		260,201

Commercial Services - 0.8%
Automatic Data Processing, Inc.	28,460	1,008,622
DeVry, Inc.	457	22,868
H&R Block, Inc.	15,023	258,846
Mastercard, Inc. Class A	620	103,732
Moody’s Corp.	6,216	163,792
Paychex, Inc.	27,207	685,617
Visa, Inc. Class A	5,466	340,313
Western Union Co. (The)	3,367	55,219

Total Commercial Services		2,639,009

Computers - 1.9%
Hewlett-Packard Co.	35,301	1,364,384
International Business Machines Corp.	51,111	5,337,010

Total Computers		6,701,394

Cosmetics/Personal Care - 2.4%
Avon Products, Inc.	23,264	599,746
Colgate-Palmolive Co.	19,587	1,385,585
Procter & Gamble Co. (The)	126,592	6,468,851

Total Cosmetics/Personal Care		8,454,182

Distribution/Wholesale - 0.2%
Fastenal Co.	3,827	126,941
Genuine Parts Co.	10,780	361,777
W.W. Grainger, Inc.	2,600	212,888

Total Distribution/Wholesale		701,606

Diversified Financial Services - 1.5%
American Express Co.	68,603	1,594,334
Ameriprise Financial, Inc.	10,291	249,763
BlackRock, Inc.	4,289	752,376
Charles Schwab Corp. (The)	28,929	507,415
CME Group, Inc.	2,310	718,664
Discover Financial Services	20,002	205,420
Franklin Resources, Inc.	4,662	335,711
NYSE Euronext	19,006	517,913
T. Rowe Price Group, Inc.	11,868	494,540

Total Diversified Financial Services		5,376,136

Electric - 5.9%
Allegheny Energy, Inc.	5,231	134,175
Ameren Corp.	26,096	649,529
American Electric Power Co., Inc.	32,579	941,207
Consolidated Edison, Inc.	26,042	974,492
Constellation Energy Group, Inc.	22,261	591,697
Dominion Resources, Inc.	41,397	1,383,488

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

June 30, 2009

Investments	Shares	Value
DTE Energy Co.	15,889	$508,448
Duke Energy Corp.	125,246	1,827,339
Edison International	20,437	642,948
Entergy Corp.	11,105	860,860
Exelon Corp.	41,788	2,139,964
FirstEnergy Corp.	21,448	831,110
FPL Group, Inc.	22,754	1,293,792
MDU Resources Group, Inc.	9,023	171,166
Northeast Utilities	9,483	211,566
NSTAR	6,913	221,976
Pepco Holdings, Inc.	22,218	298,610
PG&E Corp.	23,202	891,885
PPL Corp.	26,855	885,141
Progress Energy, Inc.	26,594	1,006,051
Public Service Enterprise Group, Inc.	36,258	1,183,099
SCANA Corp.	10,203	331,291
Southern Co. (The)	57,954	1,805,847
Wisconsin Energy Corp.	4,748	193,291
Xcel Energy, Inc.	37,045	681,999

Total Electric		20,660,971

Electrical Components & Equipment - 0.5%
Ametek, Inc.	1,367	47,271
Emerson Electric Co.	47,526	1,539,842

Total Electrical Components & Equipment		1,587,113

Electronics - 0.0%
Amphenol Corp. Class A	386	12,213

Engineering & Construction - 0.0%
Fluor Corp.	3,269	167,667

Environmental Control - 0.3%
Republic Services, Inc.	8,910	217,493
Waste Management, Inc.	27,180	765,389

Total Environmental Control		982,882

Food - 2.5%
Campbell Soup Co.	20,292	596,991
ConAgra Foods, Inc.	34,129	650,499
General Mills, Inc.	15,594	873,576
H.J. Heinz Co.	22,409	800,001
Hershey Co. (The)	9,039	325,404
J.M. Smucker Co. (The)	5,721	278,384
Kellogg Co.	19,461	906,299
Kraft Foods, Inc. Class A	102,027	2,585,364
Kroger Co. (The)	14,692	323,959
Safeway, Inc.	9,717	197,935
Sara Lee Corp.	51,436	502,015
Sysco Corp.	38,209	858,938

Total Food		8,899,365

Forest Products & Paper - 0.6%
International Paper Co.	55,539	840,305
Plum Creek Timber Co., Inc.	12,716	378,682
Weyerhaeuser Co.	24,216	736,893

Total Forest Products & Paper		1,955,880

Gas - 0.3%
Centerpoint Energy, Inc.	32,249	357,319
Sempra Energy	13,312	660,675
Total Gas		1,017,994

Healthcare-Products - 3.2%
Baxter International, Inc.	19,039	1,008,306
Becton Dickinson & Co.	7,682	547,803
C.R. Bard, Inc.	1,252	93,211
DENTSPLY International, Inc.	1,531	46,726
Johnson & Johnson	138,349	7,858,223
Medtronic, Inc.	41,471	1,446,923
Stryker Corp.	5,405	214,795

Total Healthcare-Products		11,215,987

Healthcare-Services - 0.1%
Aetna, Inc.	1,237	30,987
Quest Diagnostics, Inc.	2,556	144,235
UnitedHealth Group, Inc.	2,205	55,081

Total Healthcare-Services		230,303

Household Products/Wares - 0.7%
Church & Dwight Co., Inc.	635	34,487
Clorox Co.	7,578	423,080
Fortune Brands, Inc.	10,384	360,740
Kimberly-Clark Corp.	29,934	1,569,439

Total Household Products/Wares		2,387,746

Housewares - 0.1%
Newell Rubbermaid, Inc.	39,035	406,354

Insurance - 1.8%
Allstate Corp. (The)	44,158	1,077,455
American Family Life Assurance Co., Inc.	18,411	572,398
AON Corp.	5,874	222,448
Chubb Corp.	15,283	609,486
Cincinnati Financial Corp.	13,572	303,334
Loews Corp.	6,142	168,291
Marsh & McLennan Cos., Inc.	28,160	566,861
Metlife, Inc.	25,058	751,991
Principal Financial Group, Inc.	9,303	175,269
Prudential Financial, Inc.	13,376	497,855
Travelers Cos., Inc. (The)	26,108	1,071,472
Unum Group	8,915	141,392
W.R. Berkley Corp.	2,086	44,786

Total Insurance		6,203,038

Iron/Steel - 0.2%
Nucor Corp.	15,140	672,670

Leisure Time - 0.1%
Harley-Davidson, Inc.	29,653	480,675

Lodging - 0.1%
Marriott International, Inc. Class A	11,066	244,227

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	37,933	1,253,306

Machinery-Diversified - 0.4%
Cummins, Inc.	8,426	296,680
Deere & Co.	19,334	772,393
Rockwell Automation, Inc.	8,414	270,258
Roper Industries, Inc.	1,188	53,828

Total Machinery-Diversified		1,393,159

Media - 1.5%
CBS Corp. Class B	139,309	964,018
Comcast Corp. Class A	52,156	755,740
Comcast Corp. Special Class A	21,525	303,503
McGraw-Hill Cos., Inc. (The)	18,314	551,435
News Corp. Class A	40,276	366,914
News Corp. Class B(a)	15,577	164,649
Time Warner, Inc.	47,590	1,198,792
Walt Disney Co. (The)	46,034	1,073,973

Total Media		5,379,024

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.	462	33,740

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

June 30, 2009

Investments	Shares	Value
Mining - 1.2%
Alcoa, Inc.	89,528	$924,824
Newmont Mining Corp.	7,434	303,828
Southern Copper Corp.	126,260	2,580,754
Vulcan Materials Co.	5,131	221,146

Total Mining		4,030,552

Miscellaneous Manufacturing - 6.0%
3M Co.	39,092	2,349,429
Danaher Corp.	1,095	67,605
Dover Corp.	9,533	315,447
Eaton Corp.	11,490	512,569
General Electric Co.	1,257,348	14,736,119
Honeywell International, Inc.	39,076	1,226,987
Illinois Tool Works, Inc.	30,298	1,131,327
ITT Corp.	4,534	201,763
Parker Hannifin Corp.	6,770	290,839
Textron, Inc.	23,177	223,890

Total Miscellaneous Manufacturing		21,055,975

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	18,427	404,104
Xerox Corp.	29,718	192,573

Total Office/Business Equipment		596,677

Oil & Gas - 8.8%
Anadarko Petroleum Corp.	7,136	323,903
Apache Corp.	4,384	316,306
Chesapeake Energy Corp.	18,111	359,141
Chevron Corp.	118,890	7,876,463
ConocoPhillips	88,040	3,702,962
Devon Energy Corp.	6,792	370,164
Diamond Offshore Drilling, Inc.	1,894	157,297
ENSCO International, Inc.	761	26,536
EOG Resources, Inc.	3,257	221,215
EQT Corp.	5,838	203,805
Exxon Mobil Corp.	172,945	12,090,585
Hess Corp.	4,412	237,145
Marathon Oil Corp.	41,735	1,257,476
Murphy Oil Corp.	6,928	376,329
Noble Energy, Inc.	4,170	245,905
Occidental Petroleum Corp.	28,957	1,905,660
Questar Corp.	4,094	127,160
Range Resources Corp.	1,201	49,733
Sunoco, Inc.	5,382	124,862
Valero Energy Corp.	21,555	364,064
XTO Energy, Inc.	11,946	455,620

Total Oil & Gas		30,792,331

Oil & Gas Services - 0.3%
Baker Hughes, Inc.	9,751	355,326
Halliburton Co.	29,150	603,405
Smith International, Inc.	7,082	182,362

Total Oil & Gas Services		1,141,093

Pharmaceuticals - 9.0%
Abbott Laboratories	68,223	3,209,210
Allergan, Inc.	2,760	131,321
AmerisourceBergen Corp.	6,056	107,434
Bristol-Myers Squibb Co.	171,740	3,488,039
Cardinal Health, Inc.	9,508	290,469
Eli Lilly & Co.	89,174	3,088,987
McKesson Corp.	5,454	239,976
Merck & Co., Inc.	179,487	5,018,457
Pfizer, Inc.	795,329	11,929,935
Schering-Plough Corp.	39,868	1,001,484
Wyeth	68,613	3,114,344

Total Pharmaceuticals		31,619,656

Pipelines - 0.5%
El Paso Corp.	30,728	283,619
Spectra Energy Corp.	63,500	1,074,420
Williams Cos., Inc. (The)	29,339	457,982

Total Pipelines		1,816,021

REITS - 1.5%
AvalonBay Communities, Inc.	6,837	382,462
Boston Properties, Inc.	9,163	437,075
Equity Residential	28,376	630,799
HCP, Inc.	28,079	594,994
Health Care REIT, Inc.	11,293	385,091
Kimco Realty Corp.	39,506	397,035
Public Storage	7,935	519,584
Simon Property Group, Inc.	23,419	1,204,439
Vornado Realty Trust	15,293	688,644

Total REITS		5,240,123

Retail - 5.0%
Best Buy Co., Inc.	13,224	442,872
Costco Wholesale Corp.	8,245	376,796
CVS/Caremark Corp.	23,441	747,065
Family Dollar Stores, Inc.	4,339	122,794
Gap, Inc. (The)	28,343	464,825
Home Depot, Inc.	100,791	2,381,691
J.C. Penney Co., Inc.	14,177	407,022
Lowe’s Cos., Inc.	35,382	686,765
McDonald’s Corp.	58,716	3,375,583
Staples, Inc.	20,322	409,895
Target Corp.	22,292	879,865
Tim Hortons, Inc.	3,943	96,761
TJX Cos., Inc.	14,112	443,963
Walgreen Co.	27,165	798,651
Wal-Mart Stores, Inc.	106,948	5,180,561
Yum! Brands, Inc.	18,455	615,290

Total Retail		17,430,399

Savings & Loans - 0.3%
Hudson City Bancorp, Inc.	28,122	373,741
New York Community Bancorp, Inc.	44,878	479,746
People’s United Financial, Inc.	18,844	283,414
TFS Financial Corp.	7,447	79,087

Total Savings & Loans		1,215,988

Semiconductors - 2.6%
Altera Corp.	5,588	90,972
Analog Devices, Inc.	19,359	479,716
Applied Materials, Inc.	50,341	552,241
Intel Corp.	344,036	5,693,796
Linear Technology Corp.	13,367	312,119
Maxim Integrated Products, Inc.	32,923	516,562
Texas Instruments, Inc.	59,597	1,269,416
Xilinx, Inc.	14,356	293,724

Total Semiconductors		9,208,546

Software - 2.7%
CA, Inc.	7,103	123,806
Dun & Bradstreet Corp.	1,401	113,775
Microsoft Corp.	385,730	9,168,802

Total Software		9,406,383

Telecommunications - 7.4%
AT&T, Inc.	534,510	13,277,228
Corning, Inc.	56,592	908,868
Harris Corp.	4,666	132,328

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree LargeCap Dividend Fund

June 30, 2009

Investments	Shares	Value
QUALCOMM, Inc.	48,311	$2,183,657
Qwest Communications International, Inc.	252,776	1,049,020
Verizon Communications, Inc.	251,095	7,716,149
Windstream Corp.	76,488	639,440

Total Telecommunications		25,906,690

Textiles - 0.0%
Cintas Corp.*	4,855	110,888

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	6,199	150,264
Mattel, Inc.	28,778	461,887

Total Toys/Games/Hobbies		612,151

Transportation - 1.6%
Burlington Northern Santa Fe Corp.	11,865	872,552
C.H. Robinson Worldwide, Inc.	5,053	263,514
CSX Corp.	17,574	608,588
Expeditors International Washington, Inc.	3,324	110,822
FedEx Corp.	3,446	191,667
Norfolk Southern Corp.	16,905	636,811
Union Pacific Corp.	18,872	982,476
United Parcel Service, Inc. Class B	36,108	1,805,039

Total Transportation		5,471,469

TOTAL COMMON STOCKS (Cost: $434,894,883)		349,128,623

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $513,226)	513,226	513,226

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
MONEY MARKET FUND - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $643,017)(d)	643,017	643,017

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $436,051,126)(e)		350,284,866
Liabilities in Excess of Cash and Other Assets - (0.1)%		(179,851)

NET ASSETS - 100.0%		$350,105,015

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $618,971 and the total market value of the collateral held by the Fund was $643,017.

(e)	Aggregate cost for Federal income tax tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.6%
Aerospace/Defense - 1.0%
Boeing Co. (The)	29,336	$1,246,780

Agriculture - 6.9%
Altria Group, Inc.	134,255	2,200,439
Lorillard, Inc.	25,834	1,750,770
Philip Morris International, Inc.	46,051	2,008,745
Reynolds American, Inc.	65,919	2,545,792

Total Agriculture		8,505,746

Apparel - 0.8%
VF Corp.	18,664	1,033,052

Chemicals - 5.0%
Air Products & Chemicals, Inc.	11,628	751,053
Dow Chemical Co. (The)	65,113	1,050,924
E.I. Du Pont de Nemours & Co.	58,961	1,510,581
International Flavors & Fragrances, Inc.	28,824	943,121
PPG Industries, Inc.	30,581	1,342,506
Praxair, Inc.	8,064	573,108

Total Chemicals		6,171,293

Commercial Services - 3.5%
Automatic Data Processing, Inc.	29,597	1,048,918
H&R Block, Inc.	72,729	1,253,120
Paychex, Inc.	47,234	1,190,297
Pharmaceutical Product Development, Inc.	36,481	847,089

Total Commercial Services		4,339,424

Distribution/Wholesale - 1.1%
Genuine Parts Co.	38,555	1,293,906

Electric - 12.8%
Alliant Energy Corp.	83,920	2,192,830
Ameren Corp.	81,292	2,023,358
DTE Energy Co.	67,817	2,170,144
Duke Energy Corp.	134,945	1,968,847
Pepco Holdings, Inc.	211,484	2,842,345
Pinnacle West Capital Corp.	78,347	2,362,162
Progress Energy, Inc.	59,582	2,253,987

Total Electric		15,813,673

Electrical Components & Equipment - 1.6%
Emerson Electric Co.	31,648	1,025,395
Molex, Inc.	61,587	957,678

Total Electrical Components & Equipment		1,983,073

Environmental Control - 1.0%
Waste Management, Inc.	45,322	1,276,268

Food - 5.4%
H.J. Heinz Co.	39,216	1,400,011
Kraft Foods, Inc. Class A	59,283	1,502,231
Sara Lee Corp.	177,851	1,735,826
SUPERVALU, Inc.	71,719	928,761
Sysco Corp.	49,008	1,101,700

Total Food		6,668,529

Forest Products & Paper - 0.6%
Weyerhaeuser Co.	22,322	679,259

Gas - 3.7%
Centerpoint Energy, Inc.	187,783	2,080,635
NiSource, Inc.	213,030	2,483,930

Total Gas		4,564,565

Healthcare-Products - 2.0%
Baxter International, Inc.	12,404	656,916
Johnson & Johnson	18,682	1,061,137
Medtronic, Inc.	20,548	716,920

Total Healthcare-Products		2,434,973

Home Furnishings - 0.8%
Whirlpool Corp.	23,429	997,138

Household Products/Wares - 2.3%
Avery Dennison Corp.	55,570	1,427,038
Kimberly-Clark Corp.	27,815	1,458,340

Total Household Products/Wares		2,885,378

Iron/Steel - 1.4%
Allegheny Technologies, Inc.	18,856	658,640
Nucor Corp.	23,493	1,043,794

Total Iron/Steel		1,702,434

Lodging - 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	57,480	1,276,056

Machinery-Construction & Mining - 1.0%
Caterpillar, Inc.	37,166	1,227,965

Machinery-Diversified - 0.8%
Rockwell Automation, Inc.	32,289	1,037,123

Media - 1.3%
CBS Corp. Class B	113,228	783,538
McGraw-Hill Cos., Inc. (The)	27,778	836,395

Total Media		1,619,933

Mining - 0.8%
Vulcan Materials Co.	24,083	1,037,977

Miscellaneous Manufacturing - 2.9%
Eaton Corp.	29,197	1,302,478
Honeywell International, Inc.	34,515	1,083,771
Illinois Tool Works, Inc.	32,286	1,205,559

Total Miscellaneous Manufacturing		3,591,808

Office/Business Equipment - 1.9%
Pitney Bowes, Inc.	66,920	1,467,556
Xerox Corp.	127,767	827,930

Total Office/Business Equipment		2,295,486

Oil & Gas - 5.3%
Chevron Corp.	16,534	1,095,377
ConocoPhillips	31,082	1,307,309
Exxon Mobil Corp.	10,100	706,091
Marathon Oil Corp.	30,536	920,050
Occidental Petroleum Corp.	11,333	745,825
Sunoco, Inc.	47,446	1,100,747
Valero Energy Corp.	42,765	722,301

Total Oil & Gas		6,597,700

Pharmaceuticals - 7.5%
Abbott Laboratories	25,385	1,194,111
Bristol-Myers Squibb Co.	94,097	1,911,110
Eli Lilly & Co.	50,600	1,752,784
Merck & Co., Inc.	72,268	2,020,613
Pfizer, Inc.	100,340	1,505,100
Wyeth	18,728	850,064

Total Pharmaceuticals		9,233,782

Pipelines - 5.0%
El Paso Corp.	116,710	1,077,233
Oneok, Inc.	65,355	1,927,319
Spectra Energy Corp.	133,031	2,250,885
Williams Cos., Inc. (The)	62,094	969,287

Total Pipelines		6,224,724

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Dividend ex-Financials Fund

June 30, 2009

Investments	Shares	Value
Retail - 2.2%
Ltd. Brands, Inc.	128,745	$1,541,078
McDonald’s Corp.	19,602	1,126,919

Total Retail		2,667,997

Semiconductors - 5.6%
Analog Devices, Inc.	49,091	1,216,475
Intel Corp.	62,472	1,033,912
Linear Technology Corp.	51,546	1,203,599
Maxim Integrated Products, Inc.	121,736	1,910,038
Microchip Technology, Inc.	71,728	1,617,466

Total Semiconductors		6,981,490

Software - 0.7%
Microsoft Corp.	35,545	844,905

Telecommunications - 12.5%
AT&T, Inc.	69,804	1,733,931
CenturyTel, Inc.	106,205	3,260,494
Embarq Corp.	57,538	2,420,048
Qwest Communications International, Inc.	591,442	2,454,484
Telephone & Data Systems, Inc. Special Shares	18,069	469,071
Verizon Communications, Inc.	55,926	1,718,606
Windstream Corp.	405,846	3,392,873

Total Telecommunications		15,449,507

Toys/Games/Hobbies - 1.2%
Mattel, Inc.	93,782	1,505,201

TOTAL COMMON STOCKS (Cost: $133,785,081)		123,187,145

SHORT-TERM INVESTMENT - 0.5%
MONEY MARKET FUND - 0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $591,082)	591,082	591,082

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $134,376,163)(b)		123,778,227
Liabilities in Excess of Other Assets - (0.1)%		(82,112)

NET ASSETS - 100.0%		$123,696,115

(a)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.8%
Aerospace/Defense - 0.1%
Curtiss-Wright Corp.	1,493	$44,387

Apparel - 0.1%
Columbia Sportswear Co.	1,998	61,778
Polo Ralph Lauren Corp.	767	41,065

Total Apparel		102,843

Banks - 7.1%
Associated Banc-Corp.	27,334	341,675
BancorpSouth, Inc.	11,487	235,828
Bank of Hawaii Corp.	6,739	241,458
BOK Financial Corp.(a)	5,072	191,062
Cathay General Bancorp	2,997	28,501
City National Corp.	6,733	247,976
Comerica, Inc.	34,880	737,712
Commerce Bancshares, Inc.	5,808	184,869
Cullen/Frost Bankers, Inc.	6,899	318,182
First Citizens BancShares, Inc. Class A	240	32,076
First Commonwealth Financial Corp.	16,858	106,880
First Financial Bankshares, Inc.	1,791	90,195
FirstMerit Corp.	15,435	262,086
FNB Corp.	22,268	137,839
Fulton Financial Corp.	38,699	201,622
Glacier Bancorp, Inc.	5,790	85,518
Hancock Holding Co.	2,432	79,016
Huntington Bancshares, Inc.	88,523	370,026
International Bancshares Corp.(a)	7,222	74,459
National Penn Bancshares, Inc.	13,028	60,059
Old National Bancorp	12,524	122,986
Park National Corp.(a)	2,706	152,835
PrivateBancorp, Inc.(a)	1,073	23,863
Prosperity Bancshares, Inc.	3,175	94,710
Susquehanna Bancshares, Inc.	19,970	97,653
Synovus Financial Corp.	33,228	99,352
TCF Financial Corp.(a)	34,761	464,755
Trustmark Corp.	8,477	163,776
UMB Financial Corp.	2,116	80,429
United Bankshares, Inc.(a)	5,246	102,507
Valley National Bancorp(a)	22,137	259,003
Westamerica Bancorp.	2,660	131,963
Whitney Holding Corp.	11,218	102,757
Wilmington Trust Corp.	13,559	185,216

Total Banks		6,108,844

Beverages - 0.6%
Brown-Forman Corp. Class A	4,517	208,279
PepsiAmericas, Inc.	11,610	311,264

Total Beverages		519,543

Building Materials - 1.3%
Lennox International, Inc.	3,253	104,454
Masco Corp.	96,753	926,894
Simpson Manufacturing Co., Inc.	2,346	50,720

Total Building Materials		1,082,068

Chemicals - 4.6%
Airgas, Inc.	4,860	196,976
Albemarle Corp.	7,604	194,434
Cabot Corp.	10,561	132,857
Celanese Corp. Series A	6,375	151,406
CF Industries Holdings, Inc.	1,586	117,586
Cytec Industries, Inc.	3,844	71,575
Eastman Chemical Co.	14,432	546,973
FMC Corp.	2,875	135,988
Huntsman Corp.	90,507	455,250
International Flavors & Fragrances, Inc.	9,001	294,513
Lubrizol Corp.	8,199	387,895
Olin Corp.	12,237	145,498
RPM International, Inc.	27,166	381,411
Sensient Technologies Corp.	5,495	124,022
Terra Industries, Inc.	8,403	203,521
Valhi, Inc.	10,517	78,141
Valspar Corp. (The)	10,704	241,161
Westlake Chemical Corp.	3,016	61,496

Total Chemicals		3,920,703

Coal - 0.5%
Arch Coal, Inc.	10,901	167,548
Massey Energy Co.	5,083	99,322
Walter Energy, Inc.	4,042	146,482

Total Coal		413,352

Commercial Services - 3.3%
Aaron’s, Inc.(a)	342	10,198
Equifax, Inc.	2,611	68,147
Global Payments, Inc.	629	23,562
Hillenbrand, Inc.	9,928	165,202
Interactive Data Corp.	7,936	183,639
Lender Processing Services, Inc.*	4,766	132,352
Manpower, Inc.	5,303	224,529
Pharmaceutical Product Development, Inc.	6,884	159,847
R.R. Donnelley & Sons Co.	52,843	614,036
Robert Half International, Inc.	11,486	271,299
Rollins, Inc.	4,949	85,667
SEI Investments Co.	6,479	116,881
Service Corp. International	25,657	140,600
Strayer Education, Inc.	455	99,240
Total System Services, Inc.	13,099	175,396
Washington Post Co. (The) Class B	587	206,730
Watson Wyatt Worldwide, Inc. Class A	904	33,927
Weight Watchers International, Inc.	6,193	159,594

Total Commercial Services		2,870,846

Computers - 0.4%
Diebold, Inc.	7,899	208,218
Jack Henry & Associates, Inc.	4,514	93,666
Syntel, Inc.	1,287	40,463

Total Computers		342,347

Cosmetics/Personal Care - 0.4%
Alberto-Culver Co.	3,727	94,777
Estee Lauder Cos., Inc. (The) Class A	7,307	238,720

Total Cosmetics/Personal Care		333,497

Distribution/Wholesale - 0.4%
Owens & Minor, Inc.	2,946	129,094
Watsco, Inc.	3,870	189,359

Total Distribution/Wholesale		318,453

Diversified Financial Services - 2.4%
Eaton Vance Corp.	11,797	315,570
Federated Investors, Inc. Class B	19,065	459,276
Greenhill & Co., Inc.(a)	2,308	166,661
Janus Capital Group, Inc.	2,731	31,133
Legg Mason, Inc.	21,057	513,370
Raymond James Financial, Inc.	9,802	168,692
Waddell & Reed Financial, Inc. Class A	15,150	399,505

Total Diversified Financial Services		2,054,207

Electric - 7.5%
ALLETE, Inc.	5,833	167,699
Alliant Energy Corp.	18,628	486,750
Black Hills Corp.	6,835	157,137

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2009

Investments	Shares	Value
Cleco Corp.	8,192	$183,665
CMS Energy Corp.	27,951	337,648
DPL, Inc.	19,805	458,882
Great Plains Energy, Inc.	34,439	535,527
Hawaiian Electric Industries, Inc.	16,087	306,618
IDACORP, Inc.	6,107	159,637
Integrys Energy Group, Inc.	16,406	492,016
ITC Holdings Corp.(a)	5,022	227,798
NV Energy, Inc.	33,782	364,508
OGE Energy Corp.	17,401	492,796
Ormat Technologies, Inc.	975	39,302
Pinnacle West Capital Corp.	23,511	708,857
Portland General Electric Co.	11,286	219,851
TECO Energy, Inc.	47,523	566,949
Unisource Energy Corp.	4,047	107,407
Westar Energy, Inc.	21,729	407,853

Total Electric		6,420,900

Electrical Components & Equipment - 0.5%
Hubbell, Inc. Class B	7,127	228,492
Molex, Inc.	13,941	216,782

Total Electrical Components & Equipment		445,274

Electronics - 1.2%
AVX Corp.	11,840	117,571
Brady Corp. Class A	4,901	123,113
Gentex Corp.	23,242	269,607
Jabil Circuit, Inc.	31,131	230,992
National Instruments Corp.	4,794	108,153
PerkinElmer, Inc.	7,883	137,164
Woodward Governor Co.	2,375	47,025

Total Electronics		1,033,625

Engineering & Construction - 0.2%
Granite Construction, Inc.	1,652	54,978
KBR, Inc.	7,054	130,076

Total Engineering & Construction		185,054

Entertainment - 1.7%
International Game Technology	49,084	780,435
Regal Entertainment Group Class A	50,930	676,860

Total Entertainment		1,457,295

Environmental Control - 0.1%
Nalco Holding Co.	5,409	91,088

Food - 2.4%
Corn Products International, Inc.	4,865	130,333
Del Monte Foods Co.	15,263	143,167
Flowers Foods, Inc.	7,649	167,054
Hormel Foods Corp.	11,174	385,950
McCormick & Co., Inc.	11,924	387,888
Ruddick Corp.	2,979	69,798
Seaboard Corp.	13	14,586
SUPERVALU, Inc.	37,445	484,913
Tyson Foods, Inc. Class A	20,243	255,264

Total Food		2,038,953

Forest Products & Paper - 1.6%
MeadWestvaco Corp.	46,339	760,423
Rayonier, Inc.	17,172	624,202

Total Forest Products & Paper		1,384,625

Gas - 5.5%
AGL Resources, Inc.	14,573	463,421
Atmos Energy Corp.	17,341	434,219
Energen Corp.	3,977	158,682
Laclede Group, Inc. (The)	2,565	84,978
National Fuel Gas Co.	11,365	410,049
New Jersey Resources Corp.	4,599	170,347
Nicor, Inc.	7,993	276,718
NiSource, Inc.	77,044	898,333
Northwest Natural Gas Co.	3,100	137,392
Piedmont Natural Gas Co., Inc.	8,259	199,125
South Jersey Industries, Inc.	3,183	111,055
Southern Union Co.	19,060	350,513
Southwest Gas Corp.	5,305	117,824
UGI Corp.	11,839	301,776
Vectren Corp.	14,678	343,906
WGL Holdings, Inc.	7,504	240,278

Total Gas		4,698,616

Hand/Machine Tools - 1.2%
Black & Decker Corp.	7,522	215,581
Kennametal, Inc.	5,404	103,649
Lincoln Electric Holdings, Inc.	2,980	107,399
Regal-Beloit Corp.	2,007	79,718
Snap-On, Inc.	6,002	172,497
Stanley Works (The)	10,358	350,515

Total Hand/Machine Tools		1,029,359

Healthcare-Products - 0.5%
Beckman Coulter, Inc.	3,275	187,134
Hill-Rom Holdings, Inc.	5,109	82,868
Meridian Bioscience, Inc.	3,048	68,824
STERIS Corp.	2,506	65,356
West Pharmaceutical Services, Inc.	1,721	59,977

Total Healthcare-Products		464,159

Healthcare-Services - 0.1%
Cigna Corp.	2,214	53,335
Universal Health Services, Inc. Class B	1,366	66,729

Total Healthcare-Services		120,064

Home Builders - 0.5%
D.R. Horton, Inc.	21,300	199,368
KB Home*	5,084	69,549
MDC Holdings, Inc.	4,957	149,255

Total Home Builders		418,172

Home Furnishings - 0.5%
Whirlpool Corp.	9,818	417,854

Household Products/Wares - 0.9%
Avery Dennison Corp.	17,792	456,899
Scotts Miracle-Gro Co. (The) Class A	3,788	132,769
Tupperware Brands Corp.	8,414	218,932

Total Household Products/Wares		808,600

Housewares - 0.1%
Toro Co.	2,157	64,494

Insurance - 6.9%
American Financial Group, Inc.	8,608	185,761
American National Insurance Co.	3,831	289,547
Arthur J. Gallagher & Co.	16,232	346,391
Assurant, Inc.	7,893	190,142
Brown & Brown, Inc.	6,943	138,374
Erie Indemnity Co. Class A	8,111	290,049
Fidelity National Financial, Inc. Class A	26,974	364,958
First American Corp.	9,709	251,560
Hanover Insurance Group, Inc. (The)	1,786	68,064
Harleysville Group, Inc.	3,249	91,687
Hartford Financial Services Group, Inc.	75,223	892,897
HCC Insurance Holdings, Inc.	7,514	180,411
Lincoln National Corp.	37,769	650,005
Mercury General Corp.	9,300	310,899
Odyssey Re Holdings Corp.	1,220	48,776

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

June 30, 2009

Investments	Shares	Value
Old Republic International Corp.	48,927	$481,931
Reinsurance Group of America, Inc.	1,861	64,968
RLI Corp.	1,259	56,403
Selective Insurance Group, Inc.	4,236	54,094
StanCorp Financial Group, Inc.	2,975	85,323
Torchmark Corp.	3,627	134,344
Transatlantic Holdings, Inc.	4,528	196,198
Unitrin, Inc.	24,503	294,526
Wesco Financial Corp.	134	38,994
Zenith National Insurance Corp.	7,719	167,811

Total Insurance		5,874,113

Investment Companies - 0.8%
Apollo Investment Corp.	110,346	662,076

Iron/Steel - 1.6%
Allegheny Technologies, Inc.	9,448	330,019
Cliffs Natural Resources, Inc.	4,998	122,301
Reliance Steel & Aluminum Co.	4,619	177,323
Steel Dynamics, Inc.	20,722	305,235
United States Steel Corp.	12,548	448,466

Total Iron/Steel		1,383,344

Lodging - 1.0%
Choice Hotels International, Inc.	5,371	142,922
Starwood Hotels & Resorts Worldwide, Inc.	31,349	695,948

Total Lodging		838,870

Machinery-Construction & Mining - 0.5%
Bucyrus International, Inc.	1,311	37,442
Joy Global, Inc.	10,607	378,882

Total Machinery-Construction & Mining		416,324

Machinery-Diversified - 0.8%
Flowserve Corp.	3,626	253,131
Graco, Inc.	6,563	144,517
IDEX Corp.	5,806	142,653
Manitowoc Co., Inc. (The)	3,875	20,383
Nordson Corp.	2,587	100,014
Wabtec Corp.	146	4,697

Total Machinery-Diversified		665,395

Media - 1.6%
Cablevision Systems Corp. Class A	21,118	409,900
FactSet Research Systems, Inc.(a)	2,550	127,169
Gannett Co., Inc.	158,053	564,249
John Wiley & Sons, Inc. Class A	2,705	89,941
Scripps Networks Interactive, Inc. Class A	6,061	168,678

Total Media		1,359,937

Metal Fabricate/Hardware - 0.9%
Commercial Metals Co.	14,956	239,745
Kaydon Corp.	2,437	79,349
Timken Co.	12,826	219,068
Valmont Industries, Inc.	770	55,501
Worthington Industries, Inc.	14,556	186,171

Total Metal Fabricate/Hardware		779,834

Mining - 0.2%
Compass Minerals International, Inc.	2,566	140,899
Royal Gold, Inc.	795	33,152

Total Mining		174,051

Miscellaneous Manufacturing - 2.7%
Actuant Corp. Class A	444	5,417
Acuity Brands, Inc.	2,030	56,941
Aptargroup, Inc.	4,006	135,283
Brink’s Co. (The)	2,462	71,472
Carlisle Cos., Inc.	6,195	148,928
CLARCOR, Inc.	2,033	59,343
Donaldson Co., Inc.	3,658	126,713
Harsco Corp.	8,127	229,994
Leggett & Platt, Inc.	35,337	538,182
Matthews International Corp. Class A	688	21,411
Pall Corp.	7,831	207,991
Pentair, Inc.	9,546	244,569
SPX Corp.	4,788	234,468
Teleflex, Inc.	3,687	165,288
Trinity Industries, Inc.	5,435	74,025

Total Miscellaneous Manufacturing		2,320,025

Oil & Gas - 1.4%
Cabot Oil & Gas Corp.	1,578	48,350
Cimarex Energy Co.	2,591	73,429
Frontier Oil Corp.	6,856	89,882
Helmerich & Payne, Inc.	3,359	103,692
Patterson-UTI Energy, Inc.	31,194	401,155
Penn Virginia Corp.	1,119	18,318
Pioneer Natural Resources Co.	7,689	196,070
St. Mary Land & Exploration Co.	1,016	21,204
Tesoro Corp.	15,819	201,376
W&T Offshore, Inc.(a)	2,322	22,616

Total Oil & Gas		1,176,092

Oil & Gas Services - 0.3%
BJ Services Co.	17,291	235,676
CARBO Ceramics, Inc.(a)	1,695	57,969

Total Oil & Gas Services		293,645

Packaging & Containers - 2.0%
Ball Corp.	3,024	136,564
Bemis Co., Inc.	11,615	292,698
Packaging Corp. of America	30,831	499,462
Rock-Tenn Co. Class A	1,476	56,324
Sealed Air Corp.	17,054	314,646
Silgan Holdings, Inc.	1,840	90,215
Sonoco Products Co.	14,806	354,604

Total Packaging & Containers		1,744,513

Pharmaceuticals - 0.1%
Omnicare, Inc.	1,331	34,287
Perrigo Co.	2,050	56,949

Total Pharmaceuticals		91,236

Pipelines - 0.7%
Oneok, Inc.	20,314	599,060

REITS - 17.4%
Alexandria Real Estate Equities, Inc.(a)	6,152	220,180
Apartment Investment & Management Co. Class A	53,181	470,652
BRE Properties, Inc.	12,751	302,964
Camden Property Trust	15,522	428,407
Corporate Office Properties Trust SBI MD	8,774	257,341
Digital Realty Trust, Inc.	9,882	354,270
Douglas Emmett, Inc.	22,677	203,866
Duke Realty Corp.	81,707	716,570
Equity One, Inc.(a)	17,055	226,149
Essex Property Trust, Inc.	4,600	286,258
Federal Realty Investment Trust	8,263	425,710
Healthcare Realty Trust, Inc.	13,513	227,424
Highwoods Properties, Inc.	13,968	312,464
Home Properties, Inc.	7,326	249,817
Kilroy Realty Corp.	7,926	162,800
Liberty Property Trust	27,586	635,581
Macerich Co. (The)	39,962	703,731
Mack-Cali Realty Corp.	24,473	557,984

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree MidCap Dividend Fund

June 30, 2009

Investments	Shares	Value
Mid-America Apartment Communities, Inc.	6,094	$223,711
National Retail Properties, Inc.	23,698	411,160
Nationwide Health Properties, Inc.	21,809	561,364
Omega Healthcare Investors, Inc.	23,606	366,365
Potlatch Corp.	10,239	248,705
ProLogis	198,574	1,600,507
PS Business Parks, Inc.	2,605	126,186
Realty Income Corp.(a)	24,027	526,672
Regency Centers Corp.	15,522	541,873
Senior Housing Properties Trust	34,232	558,666
SL Green Realty Corp.	23,220	532,667
Tanger Factory Outlet Centers, Inc.	4,314	139,903
Taubman Centers, Inc.	10,787	289,739
UDR, Inc.	40,984	423,365
Ventas, Inc.	32,668	975,467
Walter Investment Management Corp.*	1	13
Washington Real Estate Investment Trust	10,454	233,856
Weingarten Realty Investors	28,929	419,760

Total REITS		14,922,147

Retail - 6.1%
Abercrombie & Fitch Co. Class A	8,918	226,428
Advance Auto Parts, Inc.	2,339	97,045
American Eagle Outfitters, Inc.	28,043	397,369
Burger King Holdings, Inc.	5,498	94,951
Casey’s General Stores, Inc.	2,218	56,980
Darden Restaurants, Inc.	12,984	428,212
Foot Locker, Inc.	39,816	416,874
Guess ?, Inc.	8,761	225,859
Ltd. Brands, Inc.	72,457	867,310
Macy’s, Inc.	70,053	823,823
MSC Industrial Direct Co. Class A	3,252	115,381
Nordstrom, Inc.(a)	36,254	721,092
PetSmart, Inc.	2,927	62,813
RadioShack Corp.	8,924	124,579
Ross Stores, Inc.	5,711	220,445
Tiffany & Co.	11,489	291,361
Wendy’s/Arby’s Group, Inc. Class A	20,002	80,008
World Fuel Services Corp.	373	15,379

Total Retail		5,265,909

Savings & Loans - 1.4%
Astoria Financial Corp.	20,797	178,438
Capitol Federal Financial	11,536	442,175
First Niagara Financial Group, Inc.	14,588	166,595
NewAlliance Bancshares, Inc.	7,836	90,114
Northwest Bancorp, Inc.	6,884	129,832
Washington Federal, Inc.	15,277	198,601

Total Savings & Loans		1,205,755

Semiconductors - 2.2%
Intersil Corp. Class A	22,117	278,011
KLA-Tencor Corp.	15,749	397,662
Microchip Technology, Inc.	41,977	946,581
National Semiconductor Corp.	24,131	302,844

Total Semiconductors		1,925,098

Software - 0.4%
Broadridge Financial Solutions, Inc.	10,194	169,016
Fidelity National Information Services, Inc.	7,428	148,263
IMS Health, Inc.	4,851	61,608

Total Software		378,887

Telecommunications - 2.9%
CenturyTel, Inc.	36,113	1,108,669
Frontier Communications Corp.	121,387	866,703
Telephone & Data Systems, Inc.	2,446	69,222
Telephone & Data Systems, Inc. Special Shares*	2,901	75,310
Virgin Media, Inc.	37,243	348,222

Total Telecommunications		2,468,126

Transportation - 1.3%
Alexander & Baldwin, Inc.	7,017	164,479
Con-way, Inc.	2,512	88,699
Heartland Express, Inc.	1,656	24,376
JB Hunt Transport Services, Inc.	6,765	206,536
Knight Transportation, Inc.	2,937	48,607
Landstar System, Inc.	766	27,507
Overseas Shipholding Group, Inc.	4,151	141,300
Ryder System, Inc.	4,666	130,275
Tidewater, Inc.	4,459	191,157
Werner Enterprises, Inc.	2,701	48,942

Total Transportation		1,071,878

Trucking & Leasing - 0.2%
GATX Corp.	5,862	150,771

Water - 0.7%
American Water Works Co., Inc.	20,272	387,398
Aqua America, Inc.	12,242	219,132

Total Water		606,530

TOTAL COMMON STOCKS (Cost: $108,193,120)		85,562,838

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $253,871)	253,871	253,871

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
MONEY MARKET FUND - 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $2,101,054)(d)	2,101,054	2,101,054

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $110,548,045)(e)		87,917,763
Liabilities in Excess of Cash and Other Assets - (2.6)%		(2,210,487)

NET ASSETS - 100.0%		$85,707,276

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $2,044,655 and the total market value of the collateral held by the Fund was $2,101,054.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.4%
Advertising - 0.3%
Harte-Hanks, Inc.	31,629	$292,568
Marchex, Inc. Class B	3,749	12,634

Total Advertising		305,202

Aerospace/Defense - 0.4%
Cubic Corp.	1,744	62,418
Ducommun, Inc.	1,767	33,202
HEICO Corp.	309	11,204
HEICO Corp. Class A	603	17,644
Kaman Corp.	6,946	115,998
National Presto Industries, Inc.	970	73,817
Triumph Group, Inc.	634	25,360

Total Aerospace/Defense		339,643

Agriculture - 1.9%
Alico, Inc.	2,243	67,335
Andersons, Inc. (The)	3,342	100,059
Griffin Land & Nurseries, Inc.	579	18,111
Universal Corp.	13,891	459,931
Vector Group Ltd.	76,616	1,094,843

Total Agriculture		1,740,279

Airlines - 0.1%
Skywest, Inc.	5,560	56,712

Apparel - 1.4%
Cherokee, Inc.	11,192	221,825
Jones Apparel Group, Inc.	76,959	825,770
Weyco Group, Inc.	1,923	44,402
Wolverine World Wide, Inc.	10,298	227,174

Total Apparel		1,319,171

Auto Parts & Equipment - 0.7%
Cooper Tire & Rubber Co.	41,863	415,281
Superior Industries International, Inc.	16,028	225,995
Titan International, Inc.	934	6,977

Total Auto Parts & Equipment		648,253

Banks - 8.7%
1st Source Corp.	7,325	126,503
Alliance Financial Corp.(a)	2,126	60,293
Ameris Bancorp	2,632	16,634
Arrow Financial Corp.	4,586	123,822
Bancfirst Corp.	2,952	102,080
BancTrust Financial Group, Inc.(a)	8,628	25,884
Bank Mutual Corp.	16,846	146,897
Bank of the Ozarks, Inc.	3,451	74,645
Banner Corp.(a)	3,125	11,938
Boston Private Financial Holdings, Inc.	4,469	20,021
Bryn Mawr Bank Corp.	2,450	46,232
Camden National Corp.	2,976	101,273
Capital City Bank Group, Inc.(a)	5,271	88,816
Cardinal Financial Corp.	2,004	15,691
Cass Information Systems, Inc.	1,528	50,027
Centerstate Banks, Inc.	1,082	8,028
Chemical Financial Corp.	12,149	241,887
City Holding Co.	6,963	211,397
CoBiz Financial, Inc.(a)	7,083	45,402
Columbia Banking System, Inc.	5,000	51,150
Community Bank System, Inc.	12,820	186,659
Community Trust Bancorp, Inc.	5,835	156,086
CVB Financial Corp.(a)	27,857	166,306
East West Bancorp, Inc.	16,969	110,129
Enterprise Financial Services Corp.	1,920	17,453
Farmers Capital Bank Corp.	4,049	101,913
Financial Institutions, Inc.	3,338	45,597
First Bancorp	7,191	112,755
First Bancorp, Inc.	3,878	75,505
First Busey Corp.(a)	16,564	121,745
First Community Bancshares, Inc.	3,747	48,112
First Financial Bancorp*	21,532	161,921
First Financial Corp.	3,269	103,235
First Merchants Corp.	8,172	65,621
First Midwest Bancorp, Inc.	31,560	230,704
First South Bancorp, Inc.(a)	6,634	76,954
Great Southern Bancorp, Inc.(a)	9,746	200,280
Harleysville National Corp.	17,917	84,210
Heartland Financial USA, Inc.(a)	3,021	43,140
Home Bancshares, Inc.	2,020	38,461
Iberiabank Corp.	3,982	156,931
Independent Bank Corp.	6,354	125,174
Lakeland Bancorp, Inc.	9,070	81,539
Lakeland Financial Corp.	3,460	65,740
MainSource Financial Group, Inc.	7,548	56,006
MB Financial, Inc.	9,521	97,019
NBT Bancorp, Inc.	10,146	220,270
Old Second Bancorp, Inc.(a)	6,659	39,288
Pacific Continental Corp.	3,388	41,097
Peapack Gladstone Financial Corp.	1,945	37,519
Peoples Bancorp, Inc.	5,214	88,899
Renasant Corp.(a)	9,189	138,019
Republic Bancorp, Inc. Class A	3,889	87,853
S&T Bancorp, Inc.(a)	10,202	124,056
S.Y. Bancorp, Inc.	3,536	85,465
Sandy Spring Bancorp, Inc.	7,354	108,104
SCBT Financial Corp.	2,431	57,590
Shore Bancshares, Inc.	2,289	41,065
Sierra Bancorp(a)	3,218	40,643
Simmons First National Corp. Class A	3,737	99,853
Smithtown Bancorp, Inc.	1,256	16,064
South Financial Group, Inc. (The)	6,976	8,302
Southside Bancshares, Inc.	3,639	83,224
Southwest Bancorp, Inc.	4,316	42,124
State Bancorp, Inc.	6,016	45,481
StellarOne Corp.	8,655	112,082
Sterling Bancorp	10,891	90,940
Sterling Bancshares, Inc.	27,669	175,145
Suffolk Bancorp	2,560	65,638
Tompkins Financial Corp.	2,369	113,594
TowneBank(a)	3,442	48,188
Trico Bancshares	3,300	51,150
TrustCo Bank Corp.	35,001	206,856
UCBH Holdings, Inc.(a)	34,736	43,767
Umpqua Holdings Corp.	33,486	259,851
Union Bankshares Corp.(a)	4,376	65,509
United Security Bancshares(a)	5,883	29,650
Univest Corp. of Pennsylvania	3,478	70,464
Washington Trust Bancorp, Inc.	7,202	128,412
Webster Financial Corp.(a)	51,687	416,080
WesBanco, Inc.	12,834	186,606
West Bancorp., Inc.	10,032	50,160
Wilshire Bancorp, Inc.	6,964	40,043
Wintrust Financial Corp.	4,303	69,192
Yadkin Valley Financial Corp.	3,807	26,306

Total Banks		7,952,364

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	1,500	82,695

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2009

Investments	Shares	Value
Farmer Bros Co.	3,545	$81,110

Total Beverages		163,805

Building Materials - 0.7%
AAON, Inc.	2,851	56,792
Apogee Enterprises, Inc.	9,382	115,399
Comfort Systems USA, Inc.	6,907	70,797
Eagle Materials, Inc.	9,504	239,881
LSI Industries, Inc.	6,941	37,828
Quanex Building Products Corp.	4,565	51,219
Texas Industries, Inc.(a)	2,431	76,236
Universal Forest Products, Inc.	907	30,013

Total Building Materials		678,165

Chemicals - 2.0%
Aceto Corp.	5,034	33,577
American Vanguard Corp.	1,357	15,334
Arch Chemicals, Inc.	7,927	194,925
Ashland, Inc.	16,708	468,659
Balchem Corp.*	799	19,591
H.B. Fuller Co.	8,834	165,814
Hawkins, Inc.	3,435	77,562
Innophos Holdings, Inc.	9,846	166,299
Innospec, Inc.	4,457	47,913
Minerals Technologies, Inc.	883	31,806
NewMarket Corp.	3,582	241,176
Quaker Chemical Corp.	7,123	94,665
Schulman A., Inc.	9,436	142,578
Stepan Co.	2,048	90,440
Zep, Inc.	2,300	27,715

Total Chemicals		1,818,054

Coal - 0.2%
Foundation Coal Holdings, Inc.	6,468	181,815

Commercial Services - 4.7%
ABM Industries, Inc.	14,526	262,485
Administaff, Inc.	6,942	161,540
Advance America, Cash Advance Centers, Inc.	96,667	428,235
Arbitron, Inc.	8,550	135,860
Barrett Business Services, Inc.	3,009	31,595
CDI Corp.	8,353	93,136
Chemed Corp.	1,351	53,338
Corporate Executive Board Co. (The)	28,500	591,660
Deluxe Corp.	33,648	431,031
Diamond Management & Technology Consultants, Inc.	20,635	86,667
Electro Rent Corp.	13,451	127,650
Great Lakes Dredge & Dock Corp.	9,401	44,937
Healthcare Services Group	18,363	328,330
Heartland Payment Systems, Inc.	7,982	76,388
Heidrick & Struggles International, Inc.	4,345	79,296
Landauer, Inc.	2,933	179,910
MAXIMUS, Inc.	2,129	87,821
McGrath Rentcorp	9,557	182,156
Monro Muffler, Inc.	2,000	51,420
Multi-Color Corp.	1,880	23,049
National Research Corp.	1,338	32,647
Sotheby’s(a)	46,910	661,900
Stewart Enterprises, Inc. Class A	29,684	143,077
Viad Corp.	1,420	24,452

Total Commercial Services		4,318,580

Computers - 0.1%
MTS Systems Corp.	4,056	83,756

Cosmetics/Personal Care - 0.0%
Inter Parfums, Inc.	5,430	39,856

Distribution/Wholesale - 0.3%
Houston Wire & Cable Co.	5,919	70,495
Pool Corp.(a)	14,951	247,589

Total Distribution/Wholesale		318,084

Diversified Financial Services - 2.9%
BGC Partners, Inc. Class A	64,770	245,478
Calamos Asset Management, Inc. Class A	6,351	89,613
Cohen & Steers, Inc.	15,434	230,738
Evercore Partners, Inc. Class A	4,131	81,133
Financial Federal Corp.	6,835	140,459
GAMCO Investors, Inc. Class A	283	13,726
GFI Group, Inc.	73,494	495,350
Sanders Morris Harris Group, Inc.	8,377	46,073
Student Loan Corp. (The)	28,767	1,070,132
SWS Group, Inc.	5,982	83,569
Teton Advisors, Inc. Class B*	4	—
Westwood Holdings Group, Inc.	3,016	126,099

Total Diversified Financial Services		2,622,370

Electric - 3.7%
Avista Corp.	21,580	384,340
Central Vermont Public Service Corp.	5,269	95,369
CH Energy Group, Inc.	7,490	349,783
Empire District Electric Co. (The)	26,050	430,346
MGE Energy, Inc.	10,449	350,564
NorthWestern Corp.	21,936	499,263
Otter Tail Corp.	18,325	400,218
PNM Resources, Inc.	42,991	460,434
UIL Holdings Corp.	14,990	336,525
Unitil Corp.	4,055	83,614

Total Electric		3,390,456

Electrical Components & Equipment - 0.8%
Belden, Inc.	4,140	69,138
Encore Wire Corp.(a)	1,065	22,738
Hubbell, Inc. Class A	3,335	99,550
Insteel Industries, Inc.	1,889	15,565
Molex, Inc. Class A	39,348	565,824

Total Electrical Components & Equipment		772,815

Electronics - 1.0%
American Science & Engineering, Inc.	988	68,291
Analogic Corp.	1,942	71,757
Badger Meter, Inc.	2,233	91,553
Bel Fuse, Inc. Class B	1,280	20,531
CTS Corp.	6,493	42,529
Daktronics, Inc.	4,135	31,840
Methode Electronics, Inc.	14,003	98,301
Park Electrochemical Corp.	3,387	72,922
Technitrol, Inc.	44,884	290,399
Watts Water Technologies, Inc. Class A	5,194	111,879

Total Electronics		900,002

Engineering & Construction - 0.0%
VSE Corp.	227	5,938

Entertainment - 2.1%
Churchill Downs, Inc.	1,846	62,136
Cinemark Holdings, Inc.	106,636	1,207,120
Dover Downs Gaming & Entertainment, Inc.	8,382	38,976
International Speedway Corp. Class A	1,238	31,705
National CineMedia, Inc.	31,439	432,601
Speedway Motorsports, Inc.	9,542	131,298

Total Entertainment		1,903,836

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2009

Investments	Shares	Value
Environmental Control - 0.7%
American Ecology Corp.	6,868	$123,075
Energysolutions, Inc.	16,201	149,049
Met-Pro Corp.	3,090	33,434
Mine Safety Appliances Co.	14,535	350,293

Total Environmental Control		655,851

Food - 2.5%
Arden Group, Inc. Class A	256	32,026
B&G Foods, Inc. Class A	49,909	419,735
Calavo Growers, Inc.	4,472	88,680
Cal-Maine Foods, Inc.(a)	4,903	122,379
Diamond Foods, Inc.	1,339	37,358
Imperial Sugar Co.	2,455	29,730
Ingles Markets, Inc. Class A	5,185	79,019
J&J Snack Foods Corp.	2,217	79,590
Lancaster Colony Corp.	9,997	440,568
Lance, Inc.	9,365	216,612
Nash Finch Co.	2,383	64,484
Sanderson Farms, Inc.	3,370	151,650
Spartan Stores, Inc.	1,875	23,269
Tootsie Roll Industries, Inc.	4,803	108,980
Village Super Market, Inc. Class A	1,742	51,824
Weis Markets, Inc.	10,451	350,318

Total Food		2,296,222

Forest Products & Paper - 0.4%
Deltic Timber Corp.	873	30,965
Glatfelter	17,989	160,102
Neenah Paper, Inc.	6,269	55,230
Schweitzer-Mauduit International, Inc.	5,969	162,417

Total Forest Products & Paper		408,714

Gas - 0.1%
Chesapeake Utilities Corp.	2,696	87,701

Hand/Machine Tools - 0.6%
Baldor Electric Co.	17,617	419,109
Franklin Electric Co., Inc.	4,197	108,786
LS Starrett Co. Class A	1,683	11,444

Total Hand/Machine Tools		539,339

Healthcare-Products - 0.1%
Atrion Corp.	232	31,109
Cooper Cos., Inc. (The)	1,920	47,482
Invacare Corp.	1,013	17,879

Total Healthcare-Products		96,470

Healthcare-Services - 0.1%
Ensign Group, Inc. (The)	2,077	29,556
National Healthcare Corp.	2,731	103,614

Total Healthcare-Services		133,170

Holding Companies-Diversified - 0.3%
Compass Diversified Holdings	37,302	301,773

Home Builders - 0.8%
Lennar Corp. Class A	21,103	204,488
Lennar Corp. Class B	7,040	53,504
Ryland Group, Inc.	11,043	185,081
Skyline Corp.	2,591	56,354
Thor Industries, Inc.	12,042	221,212

Total Home Builders		720,639

Home Furnishings - 0.5%
American Woodmark Corp.(a)	3,068	73,479
Ethan Allen Interiors, Inc.	22,857	236,798
Kimball International, Inc. Class B	18,994	118,523

Total Home Furnishings		428,800

Household Products/Wares - 1.1%
American Greetings Corp. Class A	20,772	242,617
Blyth, Inc.	6,981	228,907
CSS Industries, Inc.	2,970	60,529
Ennis, Inc.	13,389	166,827
Oil-Dri Corp. of America	1,694	25,156
Standard Register Co. (The)	25,494	83,110
WD-40 Co.	6,424	186,296

Total Household Products/Wares		993,442

Insurance - 2.4%
American Equity Investment Life Holding Co.*	5,687	31,733
American Physicians Capital, Inc.	1,010	39,552
Amtrust Financial Services, Inc.	11,815	134,691
Baldwin & Lyons, Inc. Class B	7,088	139,634
Delphi Financial Group, Inc. Class A	10,036	194,999
Donegal Group, Inc. Class A	5,041	76,674
EMC Insurance Group, Inc.	3,990	83,032
Employers Holdings, Inc.	7,417	100,500
FBL Financial Group, Inc. Class A	10,665	88,093
Horace Mann Educators Corp.	19,016	189,590
Infinity Property & Casualty Corp.	1,355	49,403
Life Partners Holdings, Inc.	1,129	16,009
Meadowbrook Insurance Group, Inc.	7,624	49,785
National Interstate Corp.	2,731	41,457
National Western Life Insurance Co. Class A	80	9,340
NYMAGIC, Inc.	1,735	24,082
Presidential Life Corp.	6,779	51,317
Protective Life Corp.	26,236	300,140
Radian Group, Inc.	2,409	6,552
Safety Insurance Group, Inc.	7,033	214,928
State Auto Financial Corp.	8,839	154,683
Stewart Information Services Corp.	6,713	95,660
Tower Group, Inc.	1,877	46,512
United Fire & Casualty Co.	5,487	94,102

Total Insurance		2,232,468

Internet - 0.7%
NutriSystem, Inc.	14,686	212,947
TheStreet.com, Inc.	9,095	19,009
United Online, Inc.	59,196	385,366

Total Internet		617,322

Investment Companies - 5.3%
Ares Capital Corp.	274,034	2,208,714
BlackRock Kelso Capital Corp.	100,410	625,554
Capital Southwest Corp.	289	20,909
Fifth Street Finance Corp.	33,915	340,507
Gladstone Capital Corp.	41,672	313,790
Hercules Technology Growth Capital, Inc.	60,119	502,595
Medallion Financial Corp.	17,638	134,931
MVC Capital, Inc.	10,729	90,767
NGP Capital Resources Co.	40,662	238,686
Prospect Capital Corp.	43,758	402,574

Total Investment Companies		4,879,027

Iron/Steel - 0.9%
AK Steel Holding Corp.	23,800	456,722
Carpenter Technology Corp.	16,945	352,625
Schnitzer Steel Industries, Inc. Class A	424	22,413

Total Iron/Steel		831,760

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2009

Investments	Shares	Value
Leisure Time - 1.0%
Ambassadors Group, Inc.	9,404	$129,493
Brunswick Corp.	11,326	48,928
Callaway Golf Co.	21,722	110,130
Polaris Industries, Inc.	18,613	597,850

Total Leisure Time		886,401

Lodging - 0.6%
Marcus Corp.	4,988	52,474
Wyndham Worldwide Corp.	41,964	508,603

Total Lodging		561,077

Machinery-Diversified - 1.5%
Alamo Group, Inc.	1,725	17,422
Albany International Corp. Class A	9,565	108,850
Applied Industrial Technologies, Inc.	13,864	273,121
Briggs & Stratton Corp.	27,224	363,168
Cascade Corp.	2,951	46,419
Cognex Corp.	17,878	252,616
Gorman-Rupp Co. (The)	2,380	48,005
Lindsay Corp.(a)	1,118	37,006
NACCO Industries, Inc. Class A	3,916	112,467
Robbins & Myers, Inc.	2,888	55,594
Tennant Co.	5,422	99,711

Total Machinery-Diversified		1,414,379

Media - 2.0%
CBS Corp. Class A	80,597	560,149
Courier Corp.	5,872	89,607
John Wiley & Sons, Inc. Class B	1,611	53,969
Meredith Corp.	18,866	482,026
Scholastic Corp.	7,739	153,155
Value Line, Inc.	4,328	142,261
World Wrestling Entertainment, Inc. Class A	31,162	391,395

Total Media		1,872,562

Metal Fabricate/Hardware - 0.5%
Ampco-Pittsburgh Corp.	3,419	80,175
CIRCOR International, Inc.	1,088	25,688
Dynamic Materials Corp.	1,027	19,801
Lawson Products, Inc.	3,299	46,879
Mueller Industries, Inc.	7,012	145,850
Mueller Water Products, Inc. Class A	13,253	49,566
Olympic Steel, Inc.	1,101	26,942
Sun Hydraulics Corp.	3,567	57,678

Total Metal Fabricate/Hardware		452,579

Mining - 0.6%
AMCOL International Corp.	10,254	221,281
Kaiser Aluminum Corp.	9,116	327,356

Total Mining		548,637

Miscellaneous Manufacturing - 2.4%
A.O. Smith Corp.	6,123	199,426
American Railcar Industries, Inc.	2,519	20,807
Ameron International Corp.	1,922	128,851
Barnes Group, Inc.	24,684	293,493
Crane Co.	31,459	701,850
Federal Signal Corp.	13,471	103,053
FreightCar America, Inc.	1,642	27,602
John Bean Technologies Corp.	8,541	106,933
Koppers Holdings, Inc.	8,443	222,642
Myers Industries, Inc.	10,169	84,606
NL Industries, Inc.	19,875	146,678
Raven Industries, Inc.	3,902	99,891
Standex International Corp.	6,094	70,691
Tredegar Corp.	3,200	42,624

Total Miscellaneous Manufacturing		2,249,147

Office Furnishings - 1.6%
Herman Miller, Inc.	14,086	216,079
HNI Corp.(a)	25,091	453,144
Interface, Inc. Class A	13,216	81,939
Knoll, Inc.	25,657	194,480
Steelcase, Inc. Class A	84,343	490,876

Total Office Furnishings		1,436,518

Oil & Gas - 1.9%
Alon USA Energy, Inc.	7,717	79,871
Atlas America, Inc.(a)	5,337	95,372
Berry Petroleum Co. Class A	16,733	311,066
Delek US Holdings, Inc.	15,374	130,372
Holly Corp.	16,138	290,161
Panhandle Oil and Gas, Inc. Class A	1,072	21,043
Whiting USA Trust I*	71,442	793,721

Total Oil & Gas		1,721,606

Oil & Gas Services - 0.4%
Lufkin Industries, Inc.	4,391	184,641
RPC, Inc.	25,337	211,564

Total Oil & Gas Services		396,205

Packaging & Containers - 2.7%
Greif, Inc. Class A	11,499	508,486
Greif, Inc. Class B	17,978	723,614
Temple-Inland, Inc.	92,463	1,213,115

Total Packaging & Containers		2,445,215

Pharmaceuticals - 0.1%
Medicis Pharmaceutical Corp. Class A	6,579	107,369

Real Estate - 0.2%
Consolidated-Tomoka Land Co.	135	4,736
Jones Lang LaSalle, Inc.	6,199	202,893

Total Real Estate		207,629

REITS - 21.0%
Acadia Realty Trust	17,981	234,652
Agree Realty Corp.	10,056	184,326
American Campus Communities, Inc.	26,813	594,712
Associated Estates Realty Corp.	11,783	70,227
BioMed Realty Trust, Inc.	98,566	1,008,330
Brandywine Realty Trust	218,594	1,628,525
CBL & Associates Properties, Inc.(a)	134,525	725,090
Cogdell Spencer, Inc.	27,727	118,949
Colonial Properties Trust	62,996	466,170
Cousins Properties, Inc.(a)	37,270	316,795
DCT Industrial Trust, Inc.	119,262	486,589
EastGroup Properties, Inc.	14,604	482,224
Education Realty Trust, Inc.	52,294	224,341
Entertainment Properties Trust	36,756	757,174
Equity Lifestyle Properties, Inc.	5,237	194,712
First Potomac Realty Trust	46,676	455,091
Franklin Street Properties Corp.	42,491	563,006
Getty Realty Corp.	23,172	437,256
Hersha Hospitality Trust	108,073	268,021
HRPT Properties Trust	619,864	2,516,648
Inland Real Estate Corp.	50,428	352,996
Investors Real Estate Trust	40,433	359,449
Kite Realty Group Trust	55,725	162,717
LaSalle Hotel Properties	37,180	458,801
Lexington Realty Trust	128,136	435,662
LTC Properties, Inc.	19,456	397,875
Medical Properties Trust, Inc.	110,571	671,166

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

June 30, 2009

Investments	Shares	Value
Mission West Properties, Inc.	20,865	$142,508
Monmouth Real Estate Investment Trust Class A	20,625	120,862
National Health Investors, Inc.	22,771	608,213
Parkway Properties, Inc.	11,590	150,670
Pennsylvania Real Estate Investment Trust(a)	125,973	629,865
Post Properties, Inc.	47,522	638,696
Public Storage Class A	9,854	245,365
Saul Centers, Inc.	8,765	259,181
Sovran Self Storage, Inc.	16,200	398,520
Sun Communities, Inc.	35,759	492,759
Universal Health Realty Income Trust	8,501	267,952
Urstadt Biddle Properties, Inc. Class A	11,771	165,736
U-Store-It Trust	93,405	457,685
Winthrop Realty Trust	19,137	170,893

Total REITS		19,320,409

Retail - 6.4%
Barnes & Noble, Inc.	38,763	799,681
bebe Stores, Inc.	24,157	166,200
Bob Evans Farms, Inc.	9,550	274,467
Brinker International, Inc.	41,071	699,439
Brown Shoe Co., Inc.	13,002	94,134
Buckle, Inc. (The)(a)	16,663	529,384
Cash America International, Inc.	1,603	37,494
Cato Corp. (The) Class A	13,172	229,720
Christopher & Banks Corp.	17,215	115,513
CKE Restaurants, Inc.	13,517	114,624
Cracker Barrel Old Country Store, Inc.	8,424	235,030
Dillard’s, Inc. Class A	30,159	277,463
Finish Line, Inc. (The) Class A	10,730	79,617
Fred’s, Inc. Class A	3,192	40,219
Men’s Wearhouse, Inc. (The)	9,873	189,364
Nu Skin Enterprises, Inc. Class A	30,815	471,469
PEP Boys-Manny, Moe & Jack	36,617	371,296
Phillips-Van Heusen Corp.	3,951	113,354
Pricesmart, Inc.	4,740	79,395
Regis Corp.	5,341	92,987
Stage Stores, Inc.	10,545	117,049
Williams-Sonoma, Inc.	65,346	775,657

Total Retail		5,903,556

Savings & Loans - 1.8%
Abington Bancorp, Inc.	5,268	41,933
BankFinancial Corp.	5,921	52,460
Berkshire Hills Bancorp, Inc.	2,825	58,704
Brookline Bancorp, Inc.	20,554	191,563
Brooklyn Federal Bancorp, Inc.	3,751	42,199
Clifton Savings Bancorp, Inc.	4,965	53,423
Danvers Bancorp, Inc.	1,141	15,347
Dime Community Bancshares	15,230	138,745
ESSA Bancorp, Inc.	1,826	24,961
First Financial Holdings, Inc.	5,691	53,495
First Financial Northwest, Inc.	8,442	66,017
Flushing Financial Corp.	9,666	90,377
Home Federal Bancorp, Inc.	3,842	39,150
Kearny Financial Corp.	11,585	132,532
OceanFirst Financial Corp.	6,219	74,441
Provident Financial Services, Inc.	18,434	167,749
Provident New York Bancorp	8,368	67,948
Rockville Financial, Inc.	2,831	31,000
Roma Financial Corp.	7,572	96,467
United Financial Bancorp, Inc.	3,558	49,172
ViewPoint Financial Group	5,189	79,029
Westfield Financial, Inc.	6,415	58,120
WSFS Financial Corp.	683	18,653

Total Savings & Loans		1,643,485

Semiconductors - 0.2%
Cohu, Inc.	4,687	42,089
Micrel, Inc.	13,281	97,217
Power Integrations, Inc.	1,531	36,423

Total Semiconductors		175,729

Software - 1.3%
Blackbaud, Inc.	13,361	207,764
Computer Programs & Systems, Inc.	6,220	238,288
Fair Isaac Corp.	2,685	41,510
Pegasystems, Inc.	3,556	93,807
QAD, Inc.	7,476	24,297
Quality Systems, Inc.(a)	8,231	468,838
Renaissance Learning, Inc.	9,152	84,290
Schawk, Inc.	2,648	19,886

Total Software		1,178,680

Telecommunications - 2.9%
Adtran, Inc.	16,231	348,479
Alaska Communications Systems Group, Inc.	42,335	309,892
Applied Signal Technology, Inc.	3,909	99,719
Atlantic Tele-Network, Inc.	4,523	177,709
Black Box Corp.	1,580	52,883
Consolidated Communications Holdings, Inc.	43,315	507,219
D&E Communications, Inc.	10,598	108,417
Iowa Telecommunications Services, Inc.	38,003	475,417
NTELOS Holdings Corp.	18,529	341,304
Plantronics, Inc.	7,526	142,317
Preformed Line Products Co.(a)	880	38,773
Shenandoah Telecommunications Co.	2,707	54,925

Total Telecommunications		2,657,054

Textiles - 0.1%
G&K Services, Inc. Class A	2,604	55,074
UniFirst Corp.	769	28,584

Total Textiles		83,658

Transportation - 0.6%
Arkansas Best Corp.	5,802	152,883
Forward Air Corp.	3,905	83,255
Horizon Lines, Inc. Class A	37,078	143,121
International Shipholding Corp.	5,993	161,571

Total Transportation		540,830

Water - 0.9%
American States Water Co.	5,380	186,363
California Water Service Group	5,503	202,730
Connecticut Water Service, Inc.	3,208	69,582
Middlesex Water Co.	5,611	81,079
SJW Corp.	4,357	98,904
Southwest Water Co.	18,163	100,260
York Water Co.	4,931	75,592

Total Water		814,510

TOTAL COMMON STOCKS (Cost: $105,951,190)		91,399,089

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $141,034)	141,034	141,034

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree SmallCap Dividend Fund

June 30, 2009

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.2%
MONEY MARKET FUND - 6.2%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $5,685,145)(d)	5,685,145	$5,685,145

TOTAL INVESTMENTS IN SECURITIES - 105.8% (Cost: $111,777,369)(e)		97,225,268
Liabilities in Excess of Other Assets - (5.8)%		(5,349,214)

NET ASSETS - 100.0%		$91,876,054

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $5,325,339 and the total market value of the collateral held by the Fund was $5,685,145.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 0.0%
Austria - 0.0%
Bank Austria Creditanstalt AG*(a)†	3,774	$—

France - 0.0%
LaCie S.A.	267	918

Ireland - 0.0%
FBD Holdings PLC Redemption Shares*†	7,177	—

Netherlands - 0.0%
TNT N.V.	3	58

Singapore - 0.0%
Singapore Shipping Corp., Ltd.	297,000	51,301

Spain - 0.0%
Banco Bilbao Vizcaya Argentaria S.A.	35	439

TOTAL COMMON STOCKS (Cost: $63,058)		52,716

EXCHANGE-TRADED FUNDS - 98.6%
United States - 98.6%
Wisdomtree Europe Total Dividend Fund(b)	6,791,365	241,744,749
Wisdomtree Japan Total Dividend Fund(b)	1,226,384	46,787,531
Wisdomtree Pacific ex-Japan Total Dividend Fund(b)	1,113,129	52,885,204

TOTAL EXCHANGE-TRADED FUNDS (Cost: $349,422,457)		341,417,484

SHORT-TERM INVESTMENT - 14.1%
MONEY MARKET FUND - 14.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(c) (Cost: $48,649,547)	48,649,547	48,649,547

TOTAL INVESTMENTS IN SECURITIES - 112.7% (Cost: $398,135,062)(d)		390,119,747
Liabilities in Excess of Foreign Currency and Other Assets - (12.7)%		(43,955,841)

NET ASSETS - 100.0%		$346,163,906

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the director of the Board of Trustees.

(a)	Escrow security - Additional shares issued as a result of corporate action.

(b)	Affiliated Companies (See Note 4).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Australia - 9.2%
Amcor Ltd.	73,003	$294,506
AMP Ltd.	73,751	290,965
ASX Ltd.	6,375	190,642
Australia & New Zealand Banking Group Ltd.	72,217	962,749
AXA Asia Pacific Holdings Ltd.	61,258	192,649
Brambles Ltd.	77,059	371,298
Commonwealth Bank of Australia	44,327	1,397,610
Crown Ltd.	50,133	294,653
Foster’s Group Ltd.	86,616	360,627
Leighton Holdings Ltd.	17,497	332,418
Macquarie Group Ltd.	10,868	343,542
National Australia Bank Ltd.	67,959	1,232,886
Orica Ltd.	18,902	331,910
Qantas Airways Ltd.	202,659	329,318
QBE Insurance Group Ltd.	28,630	460,604
Suncorp-Metway Ltd.	79,976	433,199
Telstra Corp., Ltd.	492,684	1,350,272
Wesfarmers Ltd.	39,281	719,290
Westpac Banking Corp.	65,463	1,071,702

Total Australia		10,960,840

Austria - 0.6%
Bank Austria Creditanstalt AG*(a)†	3,058	—
Telekom Austria AG	22,982	359,106
voestalpine AG(b)	13,428	368,220

Total Austria		727,326

Belgium - 1.1%
Belgacom S.A.	19,936	635,744
Mobistar S.A.	5,018	309,131
Solvay S.A.	3,752	316,449

Total Belgium		1,261,324

Finland - 1.4%
Fortum Oyj	26,400	600,626
Neste Oil Oyj	21,876	303,776
Rautaruukki Oyj	14,064	281,108
Sampo Oyj Class A	19,583	369,446
UPM-Kymmene Oyj	23,865	207,875

Total Finland		1,762,831

France - 15.2%
Accor S.A.	10,051	398,340
Bouygues S.A.	14,126	531,011
Casino Guichard Perrachon S.A.	5,174	348,714
Cie de Saint-Gobain	16,897	564,666
Credit Agricole S.A.	46,918	584,126
Fonciere Des Regions	3,892	292,527
France Telecom S.A.	103,779	2,352,341
GDF Suez	51,929	1,933,127
Gecina S.A.	4,070	251,757
Klepierre	9,794	252,565
Lagardere SCA	7,167	237,950
Legrand S.A.	14,445	314,759
Neopost S.A.	3,176	285,131
PagesJaunes Groupe	27,056	262,956
PPR	5,154	420,418
Safran S.A.	21,283	280,614
Sanofi-Aventis S.A.(b)	28,298	1,661,912
Schneider Electric S.A.	8,801	670,319
Suez Environnement S.A.	15,871	277,044
TOTAL S.A.	62,983	3,399,444
Unibail-Rodamco SE	2,235	332,803
Vallourec S.A.	3,213	389,966
Veolia Environnement	13,891	408,974
Vinci S.A.	12,992	582,870
Vivendi	44,736	1,068,929

Total France		18,103,263

Germany - 8.9%
Allianz SE	11,794	1,085,708
BASF SE	29,805	1,184,364
Deutsche Lufthansa AG	25,317	317,112
Deutsche Post AG	40,170	523,158
Deutsche Telekom AG	194,552	2,292,263
E.ON AG	52,243	1,848,088
K+S AG	5,365	301,235
MAN SE	4,848	297,162
Muenchener Rueckversicherungs AG	6,166	831,923
RWE AG	18,729	1,473,498
ThyssenKrupp AG	20,227	501,890

Total Germany		10,656,401

Hong Kong - 1.2%
CLP Holdings Ltd.	54,024	358,299
Hang Seng Bank Ltd.	58,818	827,241
Hongkong Electric Holdings Ltd.	43,018	239,234

Total Hong Kong		1,424,774

Italy - 8.1%
A2A SpA	149,899	273,122
Alleanza Assicurazioni SpA	41,383	283,699
Atlantia SpA	18,286	369,344
Edison SpA	194,176	278,898
Enel SpA	381,273	1,855,731
ENI SpA	139,691	3,301,549
Mediaset SpA	67,008	375,250
Mediobanca SpA	42,022	500,124
Parmalat SpA	119,151	287,292
Saras SpA	99,976	284,670
Snam Rete Gas SpA(b)	98,038	430,072
Telecom Italia SpA	357,588	494,047
Telecom Italia SpA RSP	434,531	426,342
Terna Rete Elettrica Nazionale SpA(b)	86,183	287,101
Unione di Banche Italiane SCPA	18,864	245,281

Total Italy		9,692,522

Japan - 1.9%
Daiichi Sankyo Co., Ltd.	22,200	397,591
Eisai Co., Ltd.	7,900	281,660
Mitsui O.S.K. Lines Ltd.	55,000	357,413
Mizuho Financial Group, Inc.	259,700	608,304
Oracle Corp.	1,300	47,697
Takeda Pharmaceutical Co., Ltd.	15,000	584,547

Total Japan		2,277,212

Netherlands - 3.3%
Akzo Nobel N.V.	8,511	374,374
Corio N.V.	4,489	218,237
Koninklijke DSM N.V.	9,222	288,844
Koninklijke KPN N.V.	51,160	703,172
Koninklijke Philips Electronics N.V.	31,130	573,097
Reed Elsevier N.V.	29,217	321,416
STMicroelectronics N.V.	17,572	131,444
STMicroelectronics N.V.*	2,022	15,131
Unilever N.V. CVA	40,027	963,710
Wolters Kluwer N.V.	18,358	320,586

Total Netherlands		3,910,011

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree DEFA Equity Income Fund

June 30, 2009

Investments	Shares	U.S. $ Value
New Zealand - 0.3%
Telecom Corp. of New Zealand Ltd.	188,046	$332,558

Norway - 1.9%
Fred Olsen Energy ASA	8,750	297,034
Orkla ASA	40,800	296,022
StatoilHydro ASA	83,500	1,642,355

Total Norway		2,235,411

Portugal - 1.1%
Brisa Auto-Estradas de Portugal S.A.	41,633	299,282
Energias de Portugal S.A.	106,449	417,025
Portugal Telecom, SGPS, S.A.	56,589	553,320

Total Portugal		1,269,627

Singapore - 1.8%
DBS Group Holdings Ltd.	65,000	529,934
Keppel Corp., Ltd.	78,000	371,852
Singapore Airlines Ltd.	66,000	606,488
Singapore Exchange Ltd.	65,000	318,858
Singapore Technologies Engineering Ltd.	204,000	345,321

Total Singapore		2,172,453

Spain - 12.8%
Abertis Infraestructuras, S.A.	15,116	284,219
ACS Actividades de Construccion y Servicios, S.A.	8,976	453,876
Banco Bilbao Vizcaya Argentaria S.A.	105,214	1,319,351
Banco de Sabadell S.A.	47,642	297,372
Banco Espanol de Credito S.A.	30,816	317,481
Banco Pastor S.A.	32,627	225,618
Banco Popular Espanol S.A.	49,171	428,302
Banco Santander S.A.	289,132	3,471,955
Bolsas y Mercados Espanoles	9,518	281,427
Criteria Caixacorp S.A.	115,032	530,840
Fomento de Construcciones y Contratas S.A.(b)	8,026	328,837
Gas Natural SDG S.A.(b)	20,599	374,745
Gestevision Telecinco S.A.	26,576	247,891
Grupo Ferrovial, S.A.	9,739	312,414
Iberdrola S.A.	100,960	818,515
Inditex S.A.	15,599	747,638
Mapfre S.A.	98,704	321,197
Repsol YPF S.A.	39,332	879,395
Telefonica S.A.	140,402	3,174,591
Union Fenosa S.A.	42,031	456,310

Total Spain		15,271,974

Sweden - 2.5%
Hennes & Mauritz AB Class B	20,920	1,039,540
Sandvik AB	51,842	383,068
Skanska AB Class B	29,457	327,919
Svenska Handelsbanken AB Class A	21,515	404,733
Tele2 AB Class B	27,094	272,414
TeliaSonera AB	102,517	535,883

Total Sweden		2,963,557

Switzerland - 3.4%
Compagnie Financiere Richemont S.A. Class A	19,907	413,314
Holcim Ltd.	8,129	461,183
Novartis AG	52,788	2,137,634
Swisscom AG	1,401	429,620
Zurich Financial Services AG	3,847	677,041

Total Switzerland		4,118,792

United Kingdom - 24.6%
Antofagasta PLC	43,807	423,843
AstraZeneca PLC	36,254	1,594,419
Aviva PLC	91,243	513,150
BP PLC	611,878	4,814,652
British American Tobacco PLC	51,919	1,430,462
British Land Co. PLC	35,990	226,412
BT Group PLC	590,762	987,490
Cable & Wireless PLC	147,400	323,094
Centrica PLC	127,465	468,112
Drax Group PLC	41,153	297,523
GlaxoSmithKline PLC	126,512	2,226,180
HSBC Holdings PLC	375,754	3,109,522
International Power PLC	73,719	288,942
Land Securities Group PLC	34,417	267,103
Legal & General Group PLC	309,319	289,289
Man Group PLC	105,937	484,133
Marks & Spencer Group PLC	81,873	412,587
National Grid PLC	79,722	718,814
Pearson PLC	37,216	373,557
Prudential PLC	64,336	438,110
Royal Dutch Shell PLC Class A	94,587	2,364,597
Royal Dutch Shell PLC Class B	85,250	2,142,411
RSA Insurance Group PLC	186,210	368,605
Scottish & Southern Energy PLC	26,020	488,073
Segro PLC	801,176	319,958
Severn Trent PLC	15,720	283,220
Standard Life PLC	110,794	339,560
United Utilities Group PLC	50,482	413,187
Vodafone Group PLC	1,543,275	2,978,687

Total United Kingdom		29,385,692

TOTAL COMMON STOCKS (Cost: $148,841,122)		118,526,568

WARRANTS - 0.0%
Italy - 0.0%
Unione di Banche Italiane SCPA, expiring 6/30/11* (Cost: $0)	21,021	1,622

TOTAL LONG-TERM INVESTMENTS (Cost: $148,841,122)		118,528,190

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
MONEY MARKET FUND - 2.3%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $2,696,069)(d)	2,696,069	2,696,069

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $151,537,191)(e)		121,224,259
Liabilities in Excess of Foreign Currency and Other Assets - (1.6)%		(1,908,253)

NET ASSETS - 100.0%		$119,316,006

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Escrow security - Additional shares issued as a result of corporate action.

(b)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $2,587,825 and the total market value of the collateral held by the Fund was $2,696,069.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Europe Total Dividend Fund

June 30, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS - 100.1%
Austria - 1.2%
Bank Austria Creditanstalt AG*(a)†	480	$—
Erste Group Bank AG	17,351	468,008
OMV AG	16,893	632,419
Telekom Austria AG	43,458	679,054
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	12,497	635,949
voestalpine AG(b)	28,918	792,984

Total Austria		3,208,414

Belgium - 1.5%
Anheuser-Busch InBev N.V.	24,047	868,198
Belgacom S.A.	36,183	1,153,849
Mobistar S.A.	11,472	706,726
Solvay S.A.	8,016	676,081
UCB S.A.(b)	19,778	632,786

Total Belgium		4,037,640

Denmark - 0.4%
Novo Nordisk A/S Class B	18,895	1,021,409

Finland - 2.2%
Fortum Oyj	50,150	1,140,962
Kone Oyj Class B	19,339	592,157
Neste Oil Oyj	47,502	659,624
Nokia Oyj	116,618	1,707,716
Rautaruukki Oyj	29,381	587,261
Sampo Oyj Class A	36,248	683,842
UPM-Kymmene Oyj	57,059	497,010

Total Finland		5,868,572

France - 18.4%
Accor S.A.	19,702	780,827
Aeroports de Paris	6,544	479,279
Air Liquide S.A.	7,499	684,858
Alstom S.A.	6,691	394,692
AXA S.A.	57,793	1,085,439
BNP Paribas	16,834	1,092,065
Bouygues S.A.	28,013	1,053,038
Carrefour S.A.	17,646	752,931
Casino Guichard Perrachon S.A.	10,000	673,973
Christian Dior S.A.	9,557	712,751
Cie de Saint-Gobain	33,826	1,130,402
CNP Assurances	6,837	652,642
Credit Agricole S.A.	96,175	1,197,371
Danone	17,575	867,243
Electricite de France	45,441	2,210,110
Fonciere Des Regions	7,791	585,579
France Telecom S.A.	164,397	3,726,359
GDF Suez	87,576	3,260,134
Gecina S.A.	8,750	541,248
ICADE	5,001	410,603
Klepierre	19,191	494,892
LaCie S.A.	30	103
Lafarge S.A.	14,044	950,468
Lagardere SCA	14,928	495,621
Legrand S.A.	33,603	732,215
L’Oreal S.A.	8,236	615,445
LVMH Moet Hennessy Louis Vuitton S.A.	13,089	998,745
Neopost S.A.	7,939	712,737
PagesJaunes Groupe	54,557	530,238
Pernod-Ricard S.A.	10,442	657,187
PPR	11,180	911,965
Safran S.A.	47,719	629,171
Sanofi-Aventis S.A.(b)	52,941	3,109,171
Schneider Electric S.A.	16,246	1,237,359
Societe Generale	17,940	978,485
Sodexo	13,085	671,561
Suez Environnement S.A.	37,207	649,485
Thales S.A.	13,676	611,447
TOTAL S.A.	109,261	5,897,252
Unibail-Rodamco SE	3,604	536,655
Vallourec S.A.	6,616	802,993
Veolia Environnement	30,146	887,547
Vinci S.A.	22,866	1,025,855
Vivendi	77,151	1,843,458

Total France		48,271,599

Germany - 11.6%
Allianz SE	21,764	2,003,506
BASF SE	54,632	2,170,917
Bayer AG	26,026	1,395,236
Bayerische Motoren Werke AG	5,587	210,335
Beiersdorf AG	11,026	518,253
Daimler AG	20,515	741,829
Deutsche Bank AG	8,163	494,576
Deutsche Boerse AG	10,147	786,783
Deutsche Lufthansa AG	53,238	666,842
Deutsche Post AG	79,777	1,038,984
Deutsche Telekom AG	365,150	4,302,294
E.ON AG	95,957	3,394,464
Fresenius Medical Care AG & Co. KGaA	16,838	753,172
K+S AG	10,467	587,702
Linde AG	6,693	548,537
MAN SE	9,414	577,039
Merck KGaA	8,089	822,588
Metro AG	12,792	610,411
Muenchener Rueckversicherungs AG	10,734	1,448,241
RWE AG	33,158	2,608,694
SAP AG	33,012	1,327,544
Siemens AG	23,673	1,632,355
ThyssenKrupp AG	39,134	971,027
Volkswagen AG	2,282	771,853

Total Germany		30,383,182

Ireland - 0.3%
CRH PLC	29,555	675,651
FBD Holdings PLC Redemption Shares*†	1,874	—

Total Ireland		675,651

Italy - 7.7%
A2A SpA	334,781	609,985
Alleanza Assicurazioni SpA	75,735	519,198
Atlantia SpA	37,791	763,309
Edison SpA	447,063	642,123
Enel SpA	697,139	3,393,113
ENI SpA	249,928	5,906,963
Finmeccanica SpA	49,633	698,266
Mediaset SpA	118,236	662,131
Mediobanca SpA	89,557	1,065,862
Parmalat SpA	301,915	727,964
Saipem SpA	25,515	620,575
Saras SpA	231,544	659,294
Snam Rete Gas SpA(b)	170,071	746,066
Telecom Italia SpA	746,774	1,031,751
Telecom Italia SpA RSP	958,026	939,971
Terna Rete Elettrica Nazionale SpA	170,368	567,546
Unione di Banche Italiane SCPA	42,943	558,369

Total Italy		20,112,486

Netherlands - 3.6%
Akzo Nobel N.V.	17,869	786,006
Corio N.V.	9,045	439,731

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
European Aeronautic Defence and Space Co.EADS N.V.	35,070	$566,188
Heineken N.V.	21,180	785,483
Koninklijke Ahold N.V.	49,850	572,243
Koninklijke DSM N.V.	20,740	649,601
Koninklijke KPN N.V.	98,973	1,360,342
Koninklijke Philips Electronics N.V.	61,616	1,134,337
Reed Elsevier N.V.	45,661	502,316
STMicroelectronics N.V.	4,262	31,881
STMicroelectronics N.V.*	63,676	444,603
Unilever N.V. CVA	60,513	1,456,941
Wolters Kluwer N.V.	35,147	613,772

Total Netherlands		9,343,444

Norway - 1.8%
Fred Olsen Energy ASA	27,050	918,260
Orkla ASA(b)	88,405	641,417
StatoilHydro ASA(b)	154,879	3,046,303

Total Norway		4,605,980

Portugal - 1.3%
Banco Espirito Santo S.A.	89,558	482,375
Brisa Auto-Estradas de Portugal S.A.	79,485	571,385
Energias de Portugal S.A.	177,650	695,962
Galp Energia, SGPS, S.A. Class B	44,778	628,079
Portugal Telecom, SGPS, S.A.	103,458	1,011,599

Total Portugal		3,389,400

Spain - 11.5%
Abertis Infraestructuras, S.A.(b)	31,176	586,188
Acciona, S.A.	3,309	406,584
ACS Actividades de Construccion y Servicios, S.A.	14,041	709,991
Banco Bilbao Vizcaya Argentaria S.A.	199,122	2,496,929
Banco de Sabadell S.A.	100,444	626,951
Banco Espanol de Credito S.A.	66,250	682,539
Banco Pastor S.A.	45,271	313,052
Banco Popular Espanol S.A.	98,824	860,802
Banco Santander S.A.	534,732	6,420,432
Bolsas y Mercados Espanoles	23,381	691,326
Cia Espanola de Petroleos S.A.	7,504	288,925
Criteria Caixacorp S.A.	236,840	1,092,950
Fomento de Construcciones y Contratas S.A.(b)	15,662	641,694
Gas Natural SDG S.A.	42,057	765,117
Gestevision Telecinco S.A.(b)	51,836	483,507
Grupo Ferrovial, S.A.(b)	20,366	653,313
Iberdrola S.A.	185,737	1,505,829
Inditex S.A.	29,780	1,427,313
Mapfre S.A.(b)	186,914	608,246
Red Electrica Corp. S.A.	8,308	375,350
Repsol YPF S.A.	74,781	1,671,972
Telefonica S.A.	233,482	5,279,197
Union Fenosa S.A.	87,425	949,131
Zardoya Otis, S.A.	23,570	491,939

Total Spain		30,029,277

Sweden - 3.6%
AB Volvo Class B	103,532	636,063
Atlas Copco AB Class A(b)	69,415	692,103
Hennes & Mauritz AB Class B(b)	37,645	1,870,625
Nordea Bank AB	105,515	832,097
Sandvik AB	99,189	732,922
Skanska AB Class B	68,458	762,083
Svenska Cellulosa AB Class B	57,572	601,887
Svenska Handelsbanken AB Class A	42,943	807,830
Tele2 AB Class B	62,797	631,386
Telefonaktiebolaget LM Ericsson Class B	83,379	814,651
TeliaSonera AB	196,254	1,025,870

Total Sweden		9,407,517

Switzerland - 6.9%
Adecco S.A.	18,899	786,510
Compagnie Financiere Richemont S.A. Class A	45,220	938,869
Geberit AG	5,959	732,033
Holcim Ltd.*	17,130	971,837
Kuehne + Nagel International AG	6,761	529,043
Nestle S.A.	97,187	3,656,744
Novartis AG	96,173	3,894,496
Roche Holding AG	20,145	2,735,889
SGS S.A.	805	996,304
Swisscom AG	3,312	1,015,633
Syngenta AG	2,354	545,995
Zurich Financial Services AG	7,424	1,306,564

Total Switzerland		18,109,917

United Kingdom - 28.1%
Admiral Group PLC	41,102	588,893
Antofagasta PLC	86,323	835,196
Associated British Foods PLC	58,452	733,995
AstraZeneca PLC	66,325	2,916,915
Aviva PLC	175,954	989,564
BAE Systems PLC	198,238	1,105,095
BG Group PLC	35,513	595,373
BHP Billiton PLC	73,160	1,643,395
BP PLC	1,110,746	8,740,068
British American Tobacco PLC	74,007	2,039,026
British Land Co. PLC	71,614	450,521
British Sky Broadcasting Group PLC	77,875	583,530
BT Group PLC	1,163,463	1,944,789
Cable & Wireless PLC	342,869	751,554
Cadbury PLC	88,899	758,369
Centrica PLC	248,382	912,177
Compass Group PLC	143,820	809,434
Diageo PLC	97,501	1,399,363
Drax Group PLC	99,263	717,639
Eurasian Natural Resources Corp.	63,124	680,390
GlaxoSmithKline PLC	226,764	3,990,273
HSBC Holdings PLC	693,092	5,735,627
Imperial Tobacco Group PLC	40,883	1,062,438
International Power PLC	154,263	604,634
J. Sainsbury PLC	142,428	734,165
Land Securities Group PLC	71,842	557,550
Legal & General Group PLC	595,515	556,953
Man Group PLC	221,546	1,012,467
Marks & Spencer Group PLC	204,121	1,028,639
National Grid PLC	146,396	1,319,980
Pearson PLC	65,736	659,828
Prudential PLC	119,117	811,154
Reckitt Benckiser Group PLC	17,497	797,021
Reed Elsevier PLC	76,766	572,060
Rio Tinto PLC	31,457	1,090,494
Royal Dutch Shell PLC Class A	172,059	4,301,333
Royal Dutch Shell PLC Class B	155,883	3,917,484
RSA Insurance Group PLC	343,530	680,022
SABMiller PLC	45,804	931,589
Scottish & Southern Energy PLC	49,188	922,650
Segro PLC	1,677,514	669,934
Severn Trent PLC	36,470	657,063
Standard Chartered PLC	81,544	1,530,914
Standard Life PLC	211,251	647,439
Tesco PLC	210,219	1,224,160

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Europe Total Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Unilever PLC	55,660	$1,305,290
United Utilities Group PLC	110,660	905,735
Vodafone Group PLC	2,806,097	5,416,069
WM Morrison Supermarkets PLC	163,384	636,348

Total United Kingdom		73,474,599

TOTAL COMMON STOCKS (Cost: $269,425,554)		261,939,087

RIGHTS - 0.0%
France - 0.0%
Bourbon S.A., expiring 7/23/09* (Cost: $1,722)	481	1,885

WARRANTS - 0.0%
Italy - 0.0%
Unione di Banche Italiane SCPA, expiring 6/30/11* (Cost: $0)	3,468	268

TOTAL LONG-TERM INVESTMENTS (Cost: $269,427,276)		261,941,240

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
MONEY MARKET FUND - 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $2,428,062)(d)	2,428,062	2,428,062

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $271,855,338)(e)		264,369,302
Liabilities in Excess of Foreign Currency and Other Assets - (1.0)%		(2,739,327)

NET ASSETS - 100.0%		$261,629,975

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Escrow Security - Additional shares issued as a result of a corporate action.

(b)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $2,330,585 and the total market value of the collateral held by the Fund was $2,428,062.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 5.5%
Canada - 5.5%
Bank of Montreal	2,378	$100,374
Bank of Nova Scotia	2,341	87,524
BCE, Inc.	3,599	74,375
Canadian Imperial Bank of Commerce	1,653	82,995
Canadian Oil Sands Trust	3,168	75,807
Enerplus Resources Fund	3,047	65,933
Great-West Lifeco, Inc.	4,180	82,063
Husky Energy, Inc.	2,781	77,897
Manulife Financial Corp.	5,291	91,984
Penn West Energy Trust	7,184	91,613
Power Financial Corp.	3,274	77,949
Royal Bank of Canada	2,846	116,575
Sun Life Financial, Inc.	2,690	72,731
Toronto-Dominion Bank (The)	2,284	118,178
TransCanada Corp.	2,273	61,300

TOTAL COMMON STOCKS (Cost: $1,295,785)		1,277,298

EXCHANGE-TRADED FUNDS - 97.6%
United States - 97.6%
Wisdomtree DEFA Equity Income Fund(a)	394,108	13,628,254
Wisdomtree Emerging Markets Equity Income Fund(a)	75,034	2,912,820
Wisdomtree Equity Income Fund(a)	220,693	6,091,127

TOTAL EXCHANGE-TRADED FUNDS (Cost: $23,042,099)		22,632,201

WARRANTS - 0.0%
Italy - 0.0%
Unione di Banche Italiane SCPA, expiring 6/30/11* (Cost: $0)	8,074	623

TOTAL LONG-TERM INVESTMENTS (Cost: $24,337,884)		23,910,122

SHORT-TERM INVESTMENT - 1.4%
MONEY MARKET FUND - 1.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $340,410)	340,410	340,410

TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $24,678,294)(c)		24,250,532
Liabilities in Excess of Cash and Other Assets - (4.5)%		(1,055,262)

NET ASSETS - 100.0%		$23,195,270

*	Non-income producing security.

(a)	Affiliated Companies (See Note 4).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Austria - 2.1%
Flughafen Wien AG	4,575	$185,455
Palfinger AG	3,294	49,206
Schoeller-Bleckmann Oilfield Equipment AG	1,254	45,732
Semperit AG Holding	2,814	75,231

Total Austria		355,624

Belgium - 5.1%
Arseus N.V.	4,586	42,004
Compagnie d’Entreprises CFE	1,399	55,926
Euronav N.V.	22,866	425,609
EVS Broadcast Equipment S.A.	2,431	122,516
Melexis N.V.	7,422	46,327
Omega Pharma S.A.	1,934	64,061
Tessenderlo Chemie N.V.	3,790	120,408

Total Belgium		876,851

Denmark - 1.4%
A/S Dampskibsselskabet Torm	12,315	125,256
Auriga Industries Class B	4,183	72,485
Rockwool International A/S Class B	667	49,059

Total Denmark		246,800

Finland - 5.5%
Alma Media Corp.	10,325	70,384
Amer Sports Oyj Class A	5,247	58,142
Citycon Oyj	41,193	107,470
F-Secure Oyj	18,848	65,300
Lassila & Tikanoja Oyj	5,220	93,719
Poyry Oyj	10,024	142,148
Stockmann Oyj Abp Class B	3,637	77,134
Tieto Oyj	9,806	130,254
Uponor Oyj	16,843	198,921

Total Finland		943,472

France - 3.3%
Canal Plus	14,973	101,838
Derichebourg S.A.	18,533	48,871
GFI Informatique	13,239	52,923
Groupe Steria SCA	3,140	57,564
Ingenico	2,638	50,323
IPSOS	1,588	39,871
Rubis	990	73,597
Saft Groupe S.A.	1,257	49,703
Sechilienne-Sidec	2,828	98,017

Total France		572,707

Germany - 6.8%
Alstria Office REIT-AG	12,719	99,906
Bauer AG	1,423	50,777
Baywa AG	1,541	42,797
Bechtle AG	3,315	62,307
CTS Eventim AG	1,352	54,749
Demag Cranes AG	4,494	101,613
Deutz AG*	18,362	85,251
Gerresheimer AG	2,190	48,565
Gerry Weber International AG	2,051	51,697
Gildemeister AG	6,429	62,041
H&R WASAG AG	3,544	49,660
Indus Holding AG	5,173	78,146
Kontron AG	5,022	64,454
Pfeiffer Vacuum Technology AG	1,477	108,206
Sixt AG	2,990	72,345
Takkt AG	8,445	89,906
Wacker Neuson SE	5,625	52,468

Total Germany		1,174,888

Ireland - 2.2%
C&C Group PLC	33,721	112,571
FBD Holdings PLC	4,798	48,119
FBD Holdings PLC Redemption Shares*†	2,660	–
Glanbia PLC	19,503	60,183
Greencore Group PLC	51,502	93,911
United Drug PLC	24,241	67,407

Total Ireland		382,191

Italy - 11.2%
Actelios SpA	9,088	47,802
Ascopiave SpA	28,768	61,213
Astaldi SpA	7,079	48,654
Autostrada Torino-Milano SpA	8,259	83,292
Banca Intermobiliare SpA*	15,076	66,717
Banca Profilo SpA*	42,228	60,060
Banco di Desio e della Brianza SpA	8,131	50,752
Biesse SpA*	7,309	49,261
Brembo SpA	9,511	55,897
Buzzi Unicem SpA RSP	8,238	65,979
Cairo Communication SpA	24,575	65,459
Cementir Holding SpA	14,590	55,664
Cofide SpA*	74,683	47,506
Credito Artigiano SpA	46,258	122,306
Danieli & Co. SpA	2,670	44,941
Danieli & Co. Spa RSP	4,950	45,547
De’Longhi SpA	15,219	43,548
Enia SpA	9,927	70,526
Fiat SpA RSP	13,782	84,381
Fondiaria-Sai SpA RSP	10,442	106,260
Immobiliare Grande Distribuzione	29,284	51,057
Industria Macchine Automatiche SpA	5,313	93,228
Italcementi SpA RSP	14,232	83,543
KME Group SpA	36,398	25,808
Maire Tecnimont SpA	37,341	121,775
MARR SpA	13,835	106,731
Piaggio & C. SpA	42,018	84,279
Safilo Group SpA*	135,417	84,050

Total Italy		1,926,236

Jersey - 0.6%
Beazley PLC	63,080	101,026

Netherlands - 5.3%
Aalberts Industries N.V.	10,809	84,751
Arcadis N.V.	5,723	95,084
BinckBank N.V.	10,020	126,772
CSM	6,615	97,610
Exact Holding N.V.	5,227	126,471
Grontmij CVA	2,829	65,077
Kardan N.V.*	15,349	87,840
Mediq N.V.	4,449	56,476
Ten Cate N.V.	1,705	41,170
TKH Group N.V.	5,969	82,887
Wavin N.V.	11,076	44,277

Total Netherlands		908,415

Norway - 1.5%
Atea ASA	14,000	58,075
Sparebank 1 SMN	12,385	81,777
Veidekke ASA	24,190	118,760

Total Norway		258,612

Portugal - 1.0%
BANIF SGPS S.A.	56,239	96,238
Mota Engil, SGPS, S.A.	17,849	80,866

Total Portugal		177,104

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Spain - 3.7%
Banco Guipuzcoano S.A.	10,588	$66,088
Campofrio Food S.A.	4,987	44,418
Duro Felguera S.A.	9,830	88,933
Grupo Empresarial Ence S.A.*	22,449	59,828
La Seda de Barcelona S.A. Class B*†	17,637	8,411
NH Hoteles S.A.	25,353	108,640
Realia Business S.A.*	24,420	59,942
Tubacex S.A.	18,968	66,248
Tubos Reunidos S.A.	29,649	82,343
Viscofan S.A.	2,808	59,867

Total Spain		644,718

Sweden - 10.2%
AarhusKarlshamn AB	5,087	63,687
Avanza Bank Holding AB	5,630	87,380
B&B Tools AB Class B	5,618	48,038
Cardo AB	4,461	96,442
Clas Ohlson AB Class B	8,041	113,643
Fabege AB	31,954	107,643
HQ AB	4,738	63,598
Indutrade AB	5,371	69,669
Intrum Justitia AB	10,924	104,688
KappAhl Holding AB	26,273	113,599
Klovern AB	29,982	70,042
Kungsleden AB	16,390	75,309
Lindab International AB	8,621	70,100
Loomis AB Class B	7,240	71,719
Mekonomen AB	5,215	77,574
NCC AB Class B	9,825	84,962
Saab AB Class B	8,079	61,522
SKF AB Class A	3,622	44,762
SkiStar AB	4,663	60,184
SSAB AB Class B Series B	9,062	97,078
Wallenstam AB Class B	7,013	71,960
Wihlborgs Fastigheter AB	7,075	94,740

Total Sweden		1,748,339

Switzerland - 0.2%
Mobilezone Holding AG	6,404	42,102

United Kingdom - 39.1%
Ashtead Group PLC	67,502	63,086
Atkins WS PLC	11,442	112,306
BBA Aviation PLC	60,217	113,052
BlueBay Asset Management PLC	20,237	70,571
Bodycote PLC	33,718	71,215
Brewin Dolphin Holdings PLC	46,390	99,889
Brit Insurance Holdings PLC	62,664	194,787
Britvic PLC	25,056	115,125
Carpetright PLC	9,243	85,394
Chaucer Holdings PLC	182,631	130,081
Chesnara PLC	24,976	60,052
Chloride Group PLC	19,465	48,485
Cineworld Group PLC	27,364	64,329
Computacenter PLC	21,323	71,987
Cranswick PLC	4,943	46,319
Dairy Crest Group PLC	25,072	132,540
Davis Service Group PLC	27,894	153,201
Delta PLC	26,767	51,134
Domino Printing Sciences	15,795	65,615
Domino’s Pizza UK & IRL PLC	15,252	51,680
DS Smith PLC	126,674	138,728
Dunelm Group PLC	17,402	63,192
Electrocomponents PLC	114,693	265,852
Elementis PLC	137,792	62,404
Euromoney Institutional Investor PLC	24,125	81,050
F&C Asset Management PLC	113,400	130,260
Fenner PLC	33,396	52,248
Filtrona PLC	37,586	75,516
Forth Ports PLC	3,084	48,249
Game Group PLC	30,332	82,171
Go-Ahead Group PLC	6,174	121,198
Great Portland Estates PLC	20,802	75,367
Greggs PLC	11,578	71,073
Halma PLC	39,649	129,939
Headlam Group PLC	19,096	79,800
HMV Group PLC	64,737	120,205
Hunting PLC	7,598	56,245
Intermediate Capital Group PLC	25,725	204,942
Interserve PLC	27,545	79,498
ITE Group PLC	39,100	64,714
Kcom Group PLC	121,189	51,392
Keller Group PLC	6,143	55,995
Kier Group PLC	5,263	79,740
Laird PLC	31,774	81,107
Marshalls PLC	59,578	84,134
Marston’s PLC	62,280	121,797
Melrose PLC	82,352	124,772
Moneysupermarket.com Group PLC	91,489	73,828
Morgan Crucible Co.	49,440	77,349
Morgan Sindall PLC	6,433	73,206
Mothercare PLC	7,993	63,184
National Express Group PLC	26,841	136,809
Northern Foods PLC	106,733	91,402
Northgate PLC	38,669	63,045
PayPoint PLC	7,446	59,810
Premier Farnell PLC	66,800	138,612
PV Crystalox Solar PLC	61,402	83,929
Renishaw PLC	11,686	65,674
Restaurant Group PLC	27,055	63,714
Rightmove PLC	9,408	54,460
Robert Wiseman Dairies PLC	10,664	66,253
Savills PLC	13,260	62,618
Schroders PLC Non-Voting Shares	7,930	87,499
Senior PLC	79,267	49,932
Severfield-Rowen PLC	23,008	73,224
Shaftesbury PLC	13,660	67,882
Smiths News PLC	37,648	68,511
Spectris PLC	13,234	120,196
Speedy Hire PLC	84,698	39,404
Spirax-Sarco Engineering PLC	7,162	99,489
Sports Direct International PLC	63,948	86,093
Sthree PLC	24,604	73,340
Telecom Plus PLC	9,177	43,450
Tullett Prebon PLC	24,326	118,581
Victrex PLC	7,040	65,215
Wellstream Holdings PLC	5,357	45,214
Wincanton PLC	21,668	69,316
WSP Group PLC	11,597	42,017

Total United Kingdom		6,725,692

TOTAL COMMON STOCKS (Cost: $22,965,939)		17,084,777

RIGHTS - 0.2%
Spain - 0.1%
NH Hoteles S.A., expiring 7/14/09*	25,353	16,109

United Kingdom - 0.1%
Speedy Hire PLC, expiring 7/9/09*	181,836	15,123

TOTAL RIGHTS (Cost: $74,036)		31,232

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Europe SmallCap Dividend Fund

June 30, 2009

Investments	U.S. $ Value
TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $23,039,975)(a)	$17,116,009
Foreign Currency and Other Assets in Excess of Liabilities - 0.6%	101,896

NET ASSETS - 100.0%	$17,217,905

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Japan Total Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Advertising - 0.3%
Dentsu, Inc.	8,800	$185,148
Hakuhodo DY Holdings, Inc.	230	12,396

Total Advertising		197,544

Agriculture - 0.8%
Japan Tobacco, Inc.	163	510,193

Apparel - 0.2%
Daidoh Ltd.	1,100	7,331
Onward Holdings Co., Ltd.	18,160	117,070

Total Apparel		124,401

Auto Manufacturers - 7.0%
Honda Motor Co., Ltd.	57,300	1,579,707
Isuzu Motors Ltd.	11,000	17,671
Suzuki Motor Corp.	8,300	186,672
Toyota Motor Corp.	68,900	2,620,749

Total Auto Manufacturers		4,404,799

Auto Parts & Equipment - 2.7%
Aisin Seiki Co., Ltd.	9,800	212,790
Bridgestone Corp.	22,900	359,574
DENSO Corp.	14,100	362,419
JTEKT Corp.	1,100	11,184
NOK Corp.	1,100	12,803
Showa Corp.	1,100	4,822
Stanley Electric Co., Ltd.	11,700	237,432
Sumitomo Electric Industries Ltd.	20,000	225,113
Sumitomo Rubber Industries, Inc.	29,000	233,238
Tokai Rika Co., Ltd.	1,100	17,546
Toyoda Gosei Co., Ltd.	1,100	29,756
Toyota Boshoku Corp.	1,100	16,428

Total Auto Parts & Equipment		1,723,105

Banks - 8.5%
Bank of Yokohama Ltd. (The)	14,000	75,017
Chiba Bank Ltd. (The)	34,000	222,356
Chuo Mitsui Trust Holdings, Inc.	48,000	183,573
Fukuoka Financial Group, Inc.	48,000	214,914
Hiroshima Bank Ltd. (The)	52,000	216,656
Hokuhoku Financial Group, Inc.	82,000	205,669
Joyo Bank Ltd. (The)	48,000	244,764
Mitsubishi UFJ Financial Group, Inc.	262,720	1,628,300
Mizuho Financial Group, Inc.	468,571	1,097,549
Resona Holdings, Inc.	11,851	166,554
Shizuoka Bank Ltd. (The)	19,000	188,454
Sumitomo Mitsui Financial Group, Inc.	16,143	657,532
Sumitomo Trust & Banking Co., Ltd. (The)	48,000	258,693

Total Banks		5,360,031

Beverages - 1.2%
Asahi Breweries Ltd.	15,100	217,067
Coca-Cola West Co., Ltd.	11,900	227,554
Ito En Ltd.	1,100	15,630
Kirin Holdings Co., Ltd.	19,000	265,844

Total Beverages		726,095

Building Materials - 2.0%
Asahi Glass Co., Ltd.	48,000	385,552
Daikin Industries Ltd.	4,800	154,718
JS Group Corp.	16,200	250,174
Panasonic Electric Works Co., Ltd.	32,000	303,135
TOTO Ltd.	19,000	133,119

Total Building Materials		1,226,698

Chemicals - 4.5%
Asahi Kasei Corp.	48,000	244,266
DIC Corp.	118,000	184,671
Gun-Ei Chemical Industry Co., Ltd.	11,000	25,766
Hitachi Chemical Co., Ltd.	11,600	187,192
JSR Corp.	11,600	198,733
Kaneka Corp.	32,000	227,849
Mitsubishi Chemical Holdings Corp.	65,000	275,535
Mitsubishi Gas Chemical Co., Inc.	35,000	191,532
Nitto Denko Corp.	8,200	249,863
Shin-Etsu Chemical Co., Ltd.	8,500	394,673
Showa Denko K.K.	117,000	209,784
Sumitomo Chemical Co., Ltd.	50,000	225,423
Taiyo Nippon Sanso Corp.	18,000	172,379
Ube Industries Ltd.	11,000	30,782

Total Chemicals		2,818,448

Commercial Services - 2.0%
Dai Nippon Printing Co., Ltd.	31,000	425,393
Park24 Co., Ltd.	22,100	198,817
Secom Co., Ltd.	6,600	268,145
Sohgo Security Services Co., Ltd.	1,100	11,583
Toppan Printing Co., Ltd.	32,000	323,366

Total Commercial Services		1,227,304

Computers - 1.3%
Fujitsu Ltd.	34,000	185,355
Itochu Techno-Solutions Corp.	6,400	190,372
Otsuka Corp.	3,200	170,804
TDK Corp.	5,200	244,680

Total Computers		791,211

Cosmetics/Personal Care - 1.1%
Kao Corp.	17,000	370,887
Shiseido Co., Ltd.	18,000	295,134

Total Cosmetics/Personal Care		666,021

Distribution/Wholesale - 4.9%
Advan Co., Ltd.	1,100	6,031
Canon Marketing Japan, Inc.	20,100	281,235
Hitachi High-Technologies Corp.	8,300	141,681
Inabata & Co., Ltd.	2,300	9,368
ITOCHU Corp.	63,000	438,783
Marubeni Corp.	67,000	297,207
Mitsubishi Corp.	47,900	887,653
Mitsui & Co., Ltd.	17,300	205,481
Sojitz Corp.	67,600	148,533
Sumitomo Corp.	49,900	507,870
Toyota Tsusho Corp.	11,800	175,376
Yamazen Corp.	1,100	4,766

Total Distribution/Wholesale		3,103,984

Diversified Financial Services - 1.5%
Acom Co., Ltd.	6,930	173,456
Aeon Credit Service Co., Ltd.	6,900	90,322
Aiful Corp.	27,850	107,088
Credit Saison Co., Ltd.	6,800	86,546
Daiwa Securities Group, Inc.	13,000	77,473
Hitachi Capital Corp.	8,400	113,788
Kyokuto Securities Co., Ltd.	2,300	11,204
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,240	73,130
Promise Co., Ltd.	7,950	101,595
Takefuji Corp.	22,780	124,660

Total Diversified Financial Services		959,262

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Electric - 5.9%
Chubu Electric Power Co., Inc.	21,000	$485,360
Chugoku Electric Power Co., Inc. (The)	12,900	269,405
Electric Power Development Co., Ltd.	6,800	193,108
Hokkaido Electric Power Co., Inc.	13,200	247,214
Hokuriku Electric Power Co.	8,400	191,968
Kansai Electric Power Co., Inc. (The)	27,600	609,297
Kyushu Electric Power Co., Inc.	17,600	378,504
Shikoku Electric Power Co., Inc.	6,400	191,035
Tohoku Electric Power Co., Inc.	17,800	371,736
Tokyo Electric Power Co., Inc. (The)	30,600	786,526

Total Electric		3,724,153

Electrical Components & Equipment - 0.7%
Brother Industries Ltd.	16,700	148,160
Casio Computer Co., Ltd.	13,500	120,749
Furukawa Electric Co., Ltd. (The)	34,000	153,640
Ushio, Inc.	1,100	17,580

Total Electrical Components & Equipment		440,129

Electronics - 2.6%
Advantest Corp.	6,700	121,521
Chiyoda Integre Co., Ltd.	1,100	12,655
Hamamatsu Photonics K.K.	8,400	160,800
Hirose Electric Co., Ltd.	1,500	160,129
HOYA CORP.	8,000	160,522
Ibiden Co., Ltd.	3,400	95,673
Idec Corp.	1,100	8,038
Koa Corp.	1,100	9,155
Kyocera Corp.	3,200	241,115
Mabuchi Motor Co., Ltd.	3,500	169,042
NGK Insulators Ltd.	2,000	40,835
Nippon Electric Glass Co., Ltd.	14,000	156,998
Shinko Shoji Co., Ltd.	1,100	9,246
Yamatake Corp.	8,400	167,591
Yokogawa Electric Corp.	20,100	135,410

Total Electronics		1,648,730

Engineering & Construction - 1.6%
JGC Corp.	14,000	226,357
Kajima Corp.	65,000	202,778
Obayashi Corp.	36,000	176,483
Shimizu Corp.	47,000	204,591
Taisei Corp.	82,000	198,020

Total Engineering & Construction		1,008,229

Entertainment - 0.9%
Heiwa Corp.	15,000	173,499
Oriental Land Co., Ltd.	3,300	220,946
Sankyo Co., Ltd.	3,400	181,479
Toho Co., Ltd.	1,100	17,956

Total Entertainment		593,880

Environmental Control - 0.3%
Kurita Water Industries Ltd.	4,800	155,216

Food - 1.2%
Ajinomoto Co., Inc.	33,000	261,305
MEIJI Holdings Co., Ltd.*	1,100	44,235
Nisshin Seifun Group, Inc.	17,500	208,582
Nissin Foods Holdings Co., Ltd.	6,800	205,794
Starzen Co., Ltd.	11,000	24,283

Total Food		744,199

Forest Products & Paper - 0.7%
Chuetsu Pulp & Paper Co., Ltd.	11,000	26,906
Nippon Paper Group, Inc.	8,600	222,387
OJI Paper Co., Ltd.	51,000	219,360

Total Forest Products & Paper		468,653

Gas - 1.0%
Osaka Gas Co., Ltd.	66,000	210,686
Toho Gas Co., Ltd.	36,000	146,261
Tokyo Gas Co., Ltd.	78,000	278,903

Total Gas		635,850

Hand/Machine Tools - 0.8%
Hitachi Koki Co., Ltd.	14,000	123,045
Makita Corp.	8,000	193,605
SMC Corp.	1,500	161,528
THK Co., Ltd.	1,100	16,451

Total Hand/Machine Tools		494,629

Healthcare-Products - 0.2%
Terumo Corp.	3,000	132,456

Home Builders - 0.8%
Daiwa House Industry Co., Ltd.	18,000	194,020
Sekisui Chemical Co., Ltd.	19,000	119,335
Sekisui House Ltd.	18,000	182,826
Token Corp.	110	3,557

Total Home Builders		499,738

Home Furnishings - 2.4%
Panasonic Corp.	57,300	773,225
Sharp Corp.	30,000	311,862
Sony Corp.	16,600	434,420

Total Home Furnishings		1,519,507

Household Products/Wares - 0.0%
Kokuyo Co., Ltd.	1,100	9,622

Insurance - 1.8%
Aioi Insurance Co., Ltd.	34,000	155,402
Mitsui Sumitomo Insurance Group Holdings, Inc.	9,894	259,950
Nipponkoa Insurance Co., Ltd.	18,000	104,845
Sompo Japan Insurance, Inc.	34,000	227,642
T&D Holdings, Inc.	4,950	142,110
Tokio Marine Holdings, Inc.	9,800	271,193

Total Insurance		1,161,142

Internet - 0.5%
Matsui Securities Co., Ltd.	1,100	9,987
Trend Micro, Inc.	8,500	272,219
Yahoo! Japan Corp.	117	37,288

Total Internet		319,494

Iron/Steel - 2.6%
Hitachi Metals Ltd.	15,000	127,636
JFE Holdings, Inc.	16,200	545,681
Kobe Steel Ltd.	11,000	20,521
Nippon Steel Corp.	73,000	279,940
Nisshin Steel Co., Ltd.	67,000	149,992
Sumitomo Metal Industries Ltd.	197,000	524,734
Tokyo Steel Manufacturing Co., Ltd.	1,100	13,385

Total Iron/Steel		1,661,889

Leisure Time - 0.9%
Daikoku Denki Co., Ltd.	1,100	14,650
Sega Sammy Holdings, Inc.	11,500	145,769
Yamaha Corp.	11,900	148,742
Yamaha Motor Co., Ltd.	20,400	226,866

Total Leisure Time		536,027

Machinery-Construction & Mining - 1.0%
Aichi Corp.	1,100	5,130

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Hitachi Construction Machinery Co., Ltd.	10,000	$163,238
Komatsu Ltd.	28,500	440,711

Total Machinery-Construction & Mining		609,079

Machinery-Diversified - 2.1%
Amada Co., Ltd.	32,000	198,663
CKD Corp.	1,100	5,609
Fanuc Ltd.	3,400	273,452
Japan Steel Works Ltd. (The)	14,000	172,960
Kawasaki Heavy Industries Ltd.	47,000	129,575
Kubota Corp.	32,000	264,331
Mitsubishi Heavy Industries Ltd.	63,000	261,180

Total Machinery-Diversified		1,305,770

Media - 0.3%
Nippon Television Network Corp.	1,670	197,835

Metal Fabricate/Hardware - 0.5%
NSK Ltd.	34,000	172,669
NTN Corp.	36,000	144,396

Total Metal Fabricate/Hardware		317,065

Miscellaneous Manufacturing - 1.0%
FUJIFILM Holdings Corp.	6,500	206,146
Konica Minolta Holdings, Inc.	16,500	172,379
Nikon Corp.	14,000	242,898

Total Miscellaneous Manufacturing		621,423

Office/Business Equipment - 2.9%
Canon, Inc.	43,200	1,414,852
Ricoh Co., Ltd.	19,000	245,168
Seiko Epson Corp.	8,300	135,487

Total Office/Business Equipment		1,795,507

Oil & Gas - 2.0%
Cosmo Oil Co., Ltd.	47,000	159,776
Idemitsu Kosan Co., Ltd.	1,500	128,725
Nippon Mining Holdings, Inc.	33,500	174,297
Nippon Oil Corp.	52,000	307,198
Showa Shell Sekiyu K.K.	18,100	191,721
TonenGeneral Sekiyu K.K.	29,000	295,455

Total Oil & Gas		1,257,172

Packaging & Containers - 0.0%
Toyo Seikan Kaisha Ltd.	1,100	23,314

Pharmaceuticals - 7.8%
Astellas Pharma, Inc.	16,600	588,403
Chugai Pharmaceutical Co., Ltd.	14,600	278,427
Daiichi Sankyo Co., Ltd.	36,400	651,907
Dainippon Sumitomo Pharma Co., Ltd.	28,400	248,428
Eisai Co., Ltd.	13,400	477,753
Hisamitsu Pharmaceutical Co., Inc.	6,600	205,213
Kyowa Hakko Kirin Co., Ltd.	18,000	203,534
Mediceo Paltac Holdings Co., Ltd.	14,900	170,643
Mitsubishi Tanabe Pharma Corp.	19,000	218,583
Seikagaku Corp.	1,100	12,108
Shionogi & Co., Ltd.	14,000	270,902
Suzuken Co., Ltd.	6,700	194,087
Takeda Pharmaceutical Co., Ltd.	36,200	1,410,706

Total Pharmaceuticals		4,930,694

Real Estate - 1.8%
Daito Trust Construction Co., Ltd.	4,700	222,128
Iida Home Max	2,300	23,600
Mitsubishi Estate Co., Ltd.	14,000	233,757
Mitsui Fudosan Co., Ltd.	14,000	244,204
Nomura Real Estate Holdings, Inc.	6,800	117,697
Sankei Building Co., Ltd. (The)	1,100	6,236
Sumitomo Real Estate Sales Co., Ltd.	110	5,324
Sumitomo Realty & Development Co., Ltd.	2,000	36,710
Tokyo Tatemono Co., Ltd.	19,000	106,141
Tokyu Land Corp.	31,000	141,369
Tokyu Livable, Inc.	1,100	10,454

Total Real Estate		1,147,620

Retail - 3.3%
Aeon Co., Ltd.	19,900	196,968
Belluna Co., Ltd.	600	2,288
Citizen Holdings Co., Ltd.	2,300	11,800
FamilyMart Co., Ltd.	6,700	210,406
Fast Retailing Co., Ltd.	1,900	248,121
Honeys Co., Ltd.	120	892
Isetan Mitsukoshi Holdings Ltd.	1,100	11,218
Izumi Co., Ltd.	1,100	13,612
Konaka Co., Ltd.	1,100	2,930
Lawson, Inc.	6,800	298,824
Marui Group Co., Ltd.	37,300	262,880
Nitori Co., Ltd.	550	38,991
Point, Inc.	110	5,906
Seven & I Holdings Co., Ltd.	19,700	463,481
UNY Co., Ltd.	2,300	19,666
USS Co., Ltd.	4,870	250,857
Yamada Denki Co., Ltd.	230	13,421

Total Retail		2,052,261

Semiconductors - 0.1%
Shinko Electric Industries Co., Ltd.	1,100	13,635
Tokyo Electron Ltd.	1,400	67,762

Total Semiconductors		81,397

Shipbuilding - 0.0%
Mitsui Engineering & Shipbuilding Co., Ltd.	11,000	25,880

Software - 1.1%
Konami Corp.	8,300	159,230
Nomura Research Institute Ltd.	9,600	213,422
Oracle Corp.	8,400	308,193
Square Enix Holdings Co., Ltd.	1,100	25,822

Total Software		706,667

Telecommunications - 8.4%
KDDI Corp.	118	626,170
Nippon Telegraph & Telephone Corp.	51,194	2,079,914
NTT DoCoMo, Inc.	1,739	2,544,922
Softbank Corp.	1,100	21,456

Total Telecommunications		5,272,462

Textiles - 0.8%
Kuraray Co., Ltd.	17,500	194,434
Teijin Ltd.	51,000	164,388
Toray Industries, Inc.	33,000	168,275

Total Textiles		527,097

Toys/Games/Hobbies - 0.2%
Namco Bandai Holdings, Inc.	12,100	132,933

Transportation - 3.7%
East Japan Railway Co.	3,700	222,802
Hankyu Hanshin Holdings, Inc.	35,000	163,963
Kintetsu Corp.	48,000	211,432
Mitsui O.S.K. Lines Ltd.	67,000	435,394
Nippon Express Co., Ltd.	52,000	236,596
Nippon Yusen K.K.	65,000	280,925
Odakyu Electric Railway Co., Ltd.	19,000	162,657
Tobu Railway Co., Ltd.	34,000	199,803
Tokyu Corp.	34,000	171,612

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Japan Total Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Yamato Holdings Co., Ltd.	17,000	$226,585

Total Transportation		2,311,769

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $68,222,031)(a)		62,908,584
Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		40,729

NET ASSETS - 100.0%		$62,949,313

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree World ex-U.S. Growth Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Australia - 8.5%
ASX Ltd.	2,351	$70,306
BHP Billiton Ltd.	26,873	754,308
Coca-Cola Amatil Ltd.	10,028	69,803
CSL Ltd.	2,920	75,896
Incitec Pivot Ltd.	32,080	61,725
Lion Nathan Ltd.	5,978	55,917
Metcash Ltd.	13,455	46,883
Orica Ltd.	4,977	87,394
Origin Energy Ltd.	6,568	77,737
Santos Ltd.	4,898	57,971
Sims Metal Management Ltd.	2,181	46,743
Sonic Healthcare Ltd.	4,842	48,227
Woolworths Ltd.	11,810	251,680

Total Australia		1,704,590

Belgium - 0.6%
Colruyt S.A.	240	54,737
Delhaize Group	900	63,290

Total Belgium		118,027

Brazil - 8.1%
Centrais Eletricas Brasileiras S.A.	11,900	173,053
Cia de Bebidas das Americas	3,085	164,639
Light S.A.	11,200	153,958
Natura Cosmeticos S.A.	5,400	70,538
Petroleo Brasileiro S.A.	33,100	678,112
Redecard S.A.	11,800	180,631
Souza Cruz S.A.	5,900	168,980

Total Brazil		1,589,911

Canada - 6.0%
Brookfield Properties Corp.	7,793	61,735
Canadian Natural Resources Ltd.	1,173	61,804
Enbridge, Inc.	4,027	139,949
EnCana Corp.	6,620	328,734
George Weston Ltd.	1,027	51,591
Goldcorp, Inc.	1,505	52,393
Loblaw Cos. Ltd.	2,176	65,110
Petro-Canada	2,539	98,206
RioCan Real Estate Investment Trust	5,735	75,456
Talisman Energy, Inc.	3,984	57,323
Thomson Reuters Corp.	6,371	185,696

Total Canada		1,177,997

China - 0.6%
China Citic Bank Class H	93,000	60,360
Guangzhou R&F Properties Co., Ltd. Class H	26,400	59,272

Total China		119,632

Denmark - 0.2%
H. Lundbeck A/S	1,726	32,835

Finland - 0.4%
Kone Oyj Class B	2,418	74,039

France - 0.2%
Bureau Veritas S.A.	940	46,141

Germany - 1.1%
Volkswagen AG	627	212,073

Hong Kong - 5.4%
China Overseas Land & Investment Ltd.	30,000	69,677
CNOOC Ltd.	485,000	601,396
Hang Lung Group Ltd.	8,000	37,677
Hang Lung Properties Ltd.	30,000	99,290
Henderson Land Development Co., Ltd.	13,000	74,561
MTR Corp.	33,000	98,999
Shanghai Industrial Holdings Ltd.	14,000	56,361
Sinotrans Shipping Ltd.	77,000	33,582

Total Hong Kong		1,071,543

Indonesia - 2.0%
Astra International Tbk PT	41,500	96,762
Bank Central Asia Tbk PT	187,500	64,750
Bank Mandiri Tbk PT	162,500	50,545
Bank Rakyat Indonesia	105,500	65,114
Indo Tambangraya Megah PT	22,000	42,998
Unilever Indonesia Tbk PT	94,000	85,182

Total Indonesia		405,351

Israel - 1.8%
Bezeq Israeli Telecommunication Corp., Ltd.	55,658	103,040
Israel Chemicals Ltd.	25,824	256,887

Total Israel		359,927

Japan - 1.5%
Chugai Pharmaceutical Co., Ltd.	3,600	68,653
Fast Retailing Co., Ltd.	500	65,295
Kyowa Hakko Kirin Co., Ltd.	4,000	45,230
Mitsubishi Tanabe Pharma Corp.	4,000	46,018
TonenGeneral Sekiyu K.K.	7,000	71,317

Total Japan		296,513

Malaysia - 2.1%
British American Tobacco Malaysia Bhd	5,300	67,475
Digi.Com Bhd	9,600	60,632
Petronas Dagangan Bhd	16,200	38,484
Petronas Gas Bhd	31,300	87,266
Plus Expressways Bhd	72,100	65,639
Telekom Malaysia Bhd	98,000	81,690
Tenaga Nasional Bhd	22,500	48,969

Total Malaysia		450,155

Mexico - 1.1%
Grupo Financiero Inbursa S.A. Class O	11,200	29,755
Kimberly-Clark de Mexico S.A.B de C.V. Class A	16,700	63,718
Telefonos de Mexico S.A.B de CV	151,500	123,659

Total Mexico		217,132

Netherlands - 0.5%
Koninklijke Ahold N.V.	8,486	97,413

Norway - 0.4%
Fred Olsen Energy ASA	2,350	79,775

Philippines - 0.2%
SM Investments Corp.	5,360	33,970

Singapore - 0.8%
Jardine Cycle & Carriage Ltd.	5,000	66,328
Wilmar International Ltd.	28,000	97,115

Total Singapore		163,443

South Africa - 6.5%
ABSA Group Ltd.	9,749	138,866
African Bank Investments Ltd.	19,087	68,637
Bidvest Group Ltd.	4,134	51,787
Gold Fields Ltd.	4,711	57,051
Growthpoint Properties Ltd.	29,711	50,015
Kumba Iron Ore Ltd.	10,254	240,333
MTN Group Ltd.	7,938	121,611
Nedbank Group Ltd.	8,084	102,640
Remgro Ltd.	8,083	77,569
RMB Holdings Ltd.	21,038	63,884
Shoprite Holdings Ltd.	6,980	49,712

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree World ex-U.S. Growth Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Standard Bank Group Ltd.	16,700	$191,815
Tiger Brands Ltd.	3,217	60,028

Total South Africa		1,273,948

South Korea - 1.0%
LG Chem Ltd.	604	66,139
LG Corp.	1,016	48,569
Samsung Securities Co., Ltd.	810	43,108
SK Energy Co., Ltd.	863	69,436

Total South Korea		227,252

Spain - 2.8%
Bankinter, S.A.	3,461	40,875
Inditex S.A.	7,864	376,910
Indra Sistemas S.A.	2,252	48,724
Zardoya Otis, S.A.	3,771	78,706

Total Spain		545,215

Sweden - 3.9%
Assa Abloy AB Class B	3,828	53,113
Atlas Copco AB Class A	9,864	98,349
Atlas Copco AB Class B	5,775	51,990
Hennes & Mauritz AB Class B	9,535	473,806
Ratos AB Class B	2,379	47,900
Swedish Match AB	2,828	45,717

Total Sweden		770,875

Switzerland - 0.9%
Compagnie Financiere Richemont S.A. Class A	8,595	178,452

Taiwan - 1.1%
Quanta Computer, Inc.	65,000	104,998
Taiwan Mobile Co., Ltd.*	48,000	81,926
Wistron Corp.	22,000	36,544

Total Taiwan		223,468

Turkey - 1.6%
Akbank TAS	21,677	97,364
Turkcell Iletisim Hizmet As	39,023	217,190

Total Turkey		314,554

United Kingdom - 39.8%
Admiral Group PLC	4,445	63,686
Amlin PLC	6,777	33,733
Antofagasta PLC	17,599	170,275
Ashmore Group PLC	12,330	38,428
AstraZeneca PLC	17,226	757,584
BG Group PLC	8,629	144,665
BHP Billiton PLC	20,921	469,949
BP PLC	331,399	2,607,662
Capita Group PLC (The)	3,946	46,431
Compass Group PLC	17,626	99,201
Drax Group PLC	10,910	78,876
Eurasian Natural Resources Corp.	10,767	116,053
Firstgroup PLC	6,706	39,509
G4S PLC	14,142	48,559
Inmarsat PLC	4,590	41,235
International Power PLC	21,047	82,494
Investec PLC	8,067	43,409
Pearson PLC	11,345	113,876
Reckitt Benckiser Group PLC	5,198	236,779
Royal Dutch Shell PLC Class A	48,330	1,208,210
Royal Dutch Shell PLC Class B	42,756	1,074,498
RSA Insurance Group PLC	55,824	110,505
SABMiller PLC	9,613	195,515
Smith & Nephew PLC	4,760	35,236
Thomson Reuters PLC	1,993	56,847

Total United Kingdom		7,913,215

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $19,776,589)(a)		19,697,446
Foreign Currency and Other Assets in Excess of Liabilities - 0.9%		187,916

NET ASSETS - 100.0%		$19,885,362

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Advertising - 0.5%
Asatsu-DK, Inc.	5,500	$124,268
Moshi Moshi Hotline, Inc.	12,950	269,107

Total Advertising		393,375

Agriculture - 0.3%
Hokuto Corp.	12,400	255,236

Apparel - 2.1%
Gunze Ltd.	74,000	329,792
Japan Wool Textile Co., Ltd. (The)	25,000	172,566
Onward Holdings Co., Ltd.	90,000	580,194
Sanyo Shokai Ltd.	77,000	263,357
Tokyo Style Co., Ltd.	32,000	255,045

Total Apparel		1,600,954

Auto Manufacturers - 0.7%
Kanto Auto Works Ltd.	15,300	148,425
Nissan Shatai Co., Ltd.	19,000	156,553
Shinmaywa Industries Ltd.	71,000	257,553

Total Auto Manufacturers		562,531

Auto Parts & Equipment - 3.8%
Exedy Corp.	8,100	159,926
FCC Co., Ltd.	17,000	233,104
Keihin Corp.	13,900	182,673
Musashi Seimitsu Industry Co., Ltd.	11,100	172,105
NHK Spring Co., Ltd.	64,000	429,165
Nifco, Inc.	29,200	452,746
Nippon Seiki Co., Ltd.	16,000	166,160
Nissin Kogyo Co., Ltd.	20,900	266,652
Showa Corp.	41,700	182,817
Takata Corp.	14,200	224,881
Tokai Rika Co., Ltd.	16,700	266,376
TS Tech Co., Ltd.	14,500	211,598

Total Auto Parts & Equipment		2,948,203

Banks - 6.6%
Akita Bank Ltd. (The)	46,000	174,970
Aomori Bank Ltd. (The)	30,000	116,598
Awa Bank Ltd. (The)	34,000	197,336
Bank of Nagoya Ltd. (The)	46,000	207,866
Bank of Saga Ltd. (The)	35,000	119,345
Daishi Bank Ltd. (The)	71,000	290,667
Fukui Bank Ltd. (The)	53,000	175,229
Higo Bank Ltd. (The)	37,000	220,501
Hokkoku Bank Ltd. (The)	67,000	246,515
Hokuetsu Bank Ltd. (The)	54,000	108,017
Hyakugo Bank Ltd. (The)	55,000	271,908
Juroku Bank Ltd. (The)	85,000	301,290
Keiyo Bank Ltd. (The)	54,000	282,635
Kiyo Holdings, Inc.	222,000	283,008
Miyazaki Bank Ltd. (The)	27,000	107,177
Musashino Bank Ltd. (The)	8,500	285,433
Ogaki Kyoritsu Bank Ltd. (The)	54,000	245,137
Oita Bank Ltd. (The)	30,000	154,221
San-In Godo Bank Ltd. (The)	21,000	181,303
Toho Bank Ltd. (The)	48,000	204,964
Tokyo Tomin Bank Ltd. (The)	16,400	314,113
Yachiyo Bank Ltd. (The)	6,000	190,289
Yamagata Bank Ltd. (The)	30,000	152,355
Yamanashi Chuo Bank Ltd. (The)	36,000	198,124

Total Banks		5,029,001

Beverages - 1.3%
Coca-Cola Central Japan Co., Ltd.	18,300	252,636
Ito En Ltd.(a)	28,000	397,865
Mikuni Coca-Cola Bottling Co., Ltd.	13,200	106,985
Takara Holdings, Inc.(a)	41,000	251,137

Total Beverages		1,008,623

Building Materials - 2.0%
Central Glass Co., Ltd.	85,000	338,291
Chofu Seisakusho Co., Ltd.	8,600	175,503
Fujitec Co., Ltd.	29,000	137,358
Sanwa Holdings Corp.	116,000	414,780
Sumitomo Osaka Cement Co., Ltd.	142,000	307,592
Takara Standard Co., Ltd.	30,000	177,851

Total Building Materials		1,551,375

Chemicals - 8.6%
ADEKA Corp.	35,400	338,645
Aica Kogyo Co., Ltd.	33,700	330,067
Denki Kagaku Kogyo K.K.	158,000	440,504
DIC Corp.	354,000	554,014
Earth Chemical Co., Ltd.	7,600	202,829
Fujimi, Inc.	14,700	238,741
Lintec Corp.	13,800	239,714
Nihon Parkerizing Co., Ltd.	28,000	296,295
Nippon Kayaku Co., Ltd.	71,000	490,086
Nippon Paint Co., Ltd.	61,000	314,215
NOF Corp.	84,000	338,664
Sanyo Chemical Industries Ltd.	46,000	233,135
Sumitomo Bakelite Co., Ltd.	101,000	507,695
T. Hasegawa Co., Ltd.	10,500	125,911
Taiyo Ink Manufacturing Co., Ltd.	17,000	376,172
Toagosei Co., Ltd.	119,000	328,072
Tokai Carbon Co., Ltd.	53,000	277,401
Tokyo Ohka Kogyo Co., Ltd.	14,200	274,625
Toyo Ink Manufacturing Co., Ltd.	128,000	466,974
Zeon Corp.	58,000	226,626

Total Chemicals		6,600,385

Commercial Services - 2.7%
Duskin Co., Ltd.	20,500	347,598
Meitec Corp.(a)	19,100	329,798
Park24 Co., Ltd.	59,800	537,974
Sohgo Security Services Co., Ltd.	30,100	316,957
TKC Corp.	8,400	161,148
Toppan Forms Co., Ltd.	29,000	371,799

Total Commercial Services		2,065,274

Computers - 2.4%
Hitachi Information Systems Ltd.	11,800	248,878
Hitachi Maxell Ltd.	24,800	308,185
Hitachi Systems & Services Ltd.	11,800	161,434
Japan Digital Laboratory Co., Ltd.	21,200	268,941
NEC Fielding Ltd.	7,500	103,306
NS Solutions Corp.	18,400	295,018
Otsuka Corp.	8,200	437,685

Total Computers		1,823,447

Cosmetics/Personal Care - 1.4%
Fancl Corp.	16,900	205,809
Kose Corp.	8,700	183,495
Lion Corp.	51,000	236,275
Mandom Corp.	9,500	215,137
Pigeon Corp.	6,200	197,274

Total Cosmetics/Personal Care		1,037,990

Distribution/Wholesale - 3.0%
Ai Holdings Corp.	45,100	157,991
Inaba Denki Sangyo Co., Ltd.	7,600	177,230
Itochu Enex Co., Ltd.	49,100	303,806

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
IWATANI Corp.	80,000	$224,698
JFE Shoji Holdings, Inc.	88,000	325,605
Nagase & Co., Ltd.	33,000	331,419
Onoken Co., Ltd.	12,500	130,849
Ryoden Trading Co., Ltd.	20,000	112,142
Ryoshoku Ltd.	4,600	105,364
Ryoyo Electro Corp.	19,500	162,896
Sinanen Co., Ltd.	21,000	106,213
Yamazen Corp.	35,000	151,630

Total Distribution/Wholesale		2,289,843

Diversified Financial Services - 3.8%
Aiful Corp.	157,250	604,651
Century Tokyo Leasing Corp.	18,155	206,604
Fuyo General Lease Co., Ltd.	10,600	236,202
IBJ Leasing Co., Ltd.	15,300	211,696
Ichiyoshi Securities Co., Ltd.	19,800	164,376
Japan Securities Finance Co., Ltd.	30,900	260,689
NEC Capital Solutions Ltd.	15,700	232,852
Okasan Securities Group, Inc.	10,000	50,163
Ricoh Leasing Co., Ltd.	7,900	155,323
Takefuji Corp.(a)	139,440	763,065

Total Diversified Financial Services		2,885,621

Electric - 0.3%
Okinawa Electric Power Co., Inc. (The)	4,200	226,356

Electrical Components & Equipment - 0.5%
Hitachi Cable Ltd.	121,000	387,511

Electronics - 4.9%
Eizo Nanao Corp.	14,800	289,910
Horiba Ltd.	11,700	281,935
Idec Corp.	20,000	146,137
Kaga Electronics Co., Ltd.	16,200	216,593
Nichicon Corp.	19,100	276,944
Nidec Copal Corp.	20,600	204,751
Ryosan Co., Ltd.	10,500	247,033
Sanshin Electronics Co., Ltd.	16,600	127,831
Sato Corp.	24,900	228,651
Star Micronics Co., Ltd.	33,700	324,129
Taiyo Yuden Co., Ltd.	20,000	220,553
Toyo Corp./Chuo-Ku	23,000	224,076
Yaskawa Electric Corp.	60,000	399,233
Yokogawa Electric Corp.	79,100	532,881

Total Electronics		3,720,657

Engineering & Construction - 5.3%
Japan Airport Terminal Co., Ltd.	15,500	188,278
Kyowa Exeo Corp.	31,000	308,442
Maeda Corp.	64,000	243,437
Maeda Road Construction Co., Ltd.	27,000	275,918
NEC Networks & System Integration Corp.	19,200	236,008
Nippo Corp.	28,000	260,020
Nishimatsu Construction Co., Ltd.	133,000	206,768
Okumura Corp.	82,000	319,552
Sanki Engineering Co., Ltd.	31,000	238,078
Shinko Plantech Co., Ltd.	28,100	223,087
SHO-BOND Holdings Co., Ltd.	12,400	235,315
Taikisha Ltd.	20,800	244,896
Takasago Thermal Engineering Co., Ltd.	38,000	342,644
Toda Corp.	80,000	326,683
Toshiba Plant Systems & Services Corp.	21,000	238,110
Toyo Engineering Corp.	63,000	213,515

Total Engineering & Construction		4,100,751

Entertainment - 2.1%
Avex Group Holdings, Inc.	29,200	273,887
Heiwa Corp.	69,400	802,719
Mars Engineering Corp.	7,300	209,577
Toei Co., Ltd.	31,000	154,221
Tokyotokeiba Co., Ltd.	116,000	194,766

Total Entertainment		1,635,170

Food - 4.7%
Ariake Japan Co., Ltd.	16,000	248,080
Ezaki Glico Co., Ltd.	25,000	250,557
Fuji Oil Co., Ltd.	17,800	207,361
J-Oil Mills, Inc.	67,000	248,598
Kato Sangyo Co., Ltd.	10,300	165,786
Maruha Nichiro Holdings, Inc.	141,000	211,898
Mitsui Sugar Co., Ltd.	67,000	227,072
Morinaga & Co., Ltd.	107,000	220,687
Morinaga Milk Industry Co., Ltd.	67,000	256,931
Nichirei Corp.	78,000	306,390
Nippon Beet Sugar Manufacturing Co., Ltd.	54,000	131,523
Nippon Flour Mills Co., Ltd.	45,000	216,407
Nippon Suisan Kaisha Ltd.	133,400	349,797
Nisshin Oillio Group Ltd. (The)	53,000	275,203
Snow Brand Milk Products Co., Ltd.	58,000	178,536
Yokohama Reito Co., Ltd.	21,000	130,155

Total Food		3,624,981

Forest Products & Paper - 0.8%
Daio Paper Corp.	27,000	236,462
Hokuetsu Paper Mills Ltd.	74,000	365,839

Total Forest Products & Paper		602,301

Gas - 0.2%
Saibu Gas Co., Ltd.	56,000	145,100

Hand/Machine Tools - 1.7%
Asahi Diamond Industrial Co., Ltd.	39,000	221,910
Hitachi Koki Co., Ltd.	67,800	595,889
OSG Corp.	33,900	287,756
Union Tool Co.	6,900	180,572

Total Hand/Machine Tools		1,286,127

Healthcare-Products - 1.2%
Hogy Medical Co., Ltd.	4,700	238,690
Nihon Kohden Corp.	21,500	282,552
Nipro Corp.	12,000	245,261
Paramount Bed Co., Ltd.	10,100	147,284

Total Healthcare-Products		913,787

Home Builders - 0.9%
Mitsui Home Co., Ltd.	19,000	111,458
PanaHome Corp.	51,000	310,805
Token Corp.	7,560	244,465

Total Home Builders		666,728

Home Furnishings - 0.9%
Canon Electronics, Inc.	17,000	247,199
Nidec Sankyo Corp.	56,000	265,244
Noritz Corp.	19,200	216,108

Total Home Furnishings		728,551

Household Products/Wares - 0.3%
Kokuyo Co., Ltd.	30,300	265,048

Housewares - 0.5%
Noritake Co., Ltd.	55,000	181,272
Sangetsu Co., Ltd.	8,500	186,765

Total Housewares		368,037

Iron/Steel - 1.8%
Aichi Steel Corp.	45,000	170,234

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Godo Steel Ltd.	69,000	$205,959
Kyoei Steel Ltd.	9,600	272,623
Nippon Metal Industry Co., Ltd.(a)	90,000	199,616
Topy Industries Ltd.	133,000	252,257
Yodogawa Steel Works Ltd.	54,000	274,240

Total Iron/Steel		1,374,929

Leisure Time - 0.8%
Mizuno Corp.	42,000	187,615
Round One Corp.	23,100	230,078
Tokyo Dome Corp.	56,000	189,211

Total Leisure Time		606,904

Lodging - 0.4%
Resorttrust, Inc.	29,160	308,570

Machinery-Construction & Mining - 0.7%
Aichi Corp.	60,400	281,702
Tadano Ltd.	59,000	281,899

Total Machinery-Construction & Mining		563,601

Machinery-Diversified - 3.7%
Chugai Ro Co., Ltd.	73,000	214,873
CKD Corp.	44,700	227,936
Daifuku Co., Ltd.	54,500	388,055
Hisaka Works Ltd.	17,000	203,327
Komori Corp.	29,800	356,729
Max Co., Ltd.	17,000	187,998
Miura Co., Ltd.	14,000	311,966
Nabtesco Corp.	22,000	217,526
Sintokogio Ltd.	29,100	205,994
Toshiba Machine Co., Ltd.	78,000	288,604
Tsubakimoto Chain Co.	69,000	241,716

Total Machinery-Diversified		2,844,724

Metal Fabricate/Hardware - 1.8%
Hanwa Co., Ltd.	88,000	330,165
Kitz Corp.	67,000	228,460
MISUMI Group, Inc.	15,000	211,898
Nachi-Fujikoshi Corp.	151,000	309,872
Oiles Corp.	17,652	265,828

Total Metal Fabricate/Hardware		1,346,223

Mining - 1.0%
Chuo Denki Kogyo Co., Ltd.	25,000	207,027
DOWA Holding Co., Ltd.	82,000	341,649
Nippon Denko Co., Ltd.	36,000	239,913

Total Mining		788,589

Miscellaneous Manufacturing - 1.7%
Amano Corp.	42,700	417,772
KUREHA Corp.	61,000	323,066
Shin-Etsu Polymer Co., Ltd.	23,500	126,652
Tamron Co., Ltd.	15,800	216,158
Tokai Rubber Industries, Inc.	23,000	241,478

Total Miscellaneous Manufacturing		1,325,126

Office Furnishings - 0.3%
Okamura Corp.	38,000	226,066

Office/Business Equipment - 0.2%
Canon Finetech, Inc.	10,200	136,585

Oil & Gas - 0.3%
AOC Holdings, Inc.	22,800	213,384

Pharmaceuticals - 2.7%
Kaken Pharmaceutical Co., Ltd.	40,000	356,532
Kyorin Co., Ltd.	15,000	227,289
Miraca Holdings, Inc.	16,500	403,586
Mochida Pharmaceutical Co., Ltd.	33,000	317,396
Nippon Shinyaku Co., Ltd.	19,000	217,599
Seikagaku Corp.	12,300	135,385
SSP Co., Ltd.	31,000	159,362
Toho Holdings Co., Ltd.	22,100	232,716

Total Pharmaceuticals		2,049,865

Real Estate - 3.0%
Goldcrest Co., Ltd.	12,240	322,856
Heiwa Real Estate Co., Ltd.	80,500	263,647
Leopalace21 Corp.	124,000	1,107,820
Sumitomo Real Estate Sales Co., Ltd.(a)	8,800	425,932
TOC Co., Ltd.	45,100	196,788

Total Real Estate		2,317,043

Retail - 9.5%
Alpen Co., Ltd.	11,200	202,908
AOKI Holdings, Inc.	13,900	151,267
Arcs Co., Ltd.	15,810	225,963
ASKUL Corp.	12,200	198,012
Best Denki Co., Ltd.(a)	52,500	227,989
Chiyoda Co., Ltd.	16,800	239,938
Circle K Sunkus Co., Ltd.	21,800	340,268
Cocokara Fine Holdings, Inc.	10,400	159,527
DCM Japan Holdings Co., Ltd.	48,400	331,579
Don Quijote Co., Ltd.	8,400	161,323
Doutor Nichires Holdings Co., Ltd.	17,200	232,102
EDION Corp.(a)	35,500	230,326
H2O Retailing Corp.	53,000	301,570
Heiwado Co., Ltd.	14,700	178,560
Izumiya Co., Ltd.	33,000	192,216
Komeri Co., Ltd.	9,800	216,852
K’s Holdings Corp.	8,300	215,059
Matsumotokiyoshi Holdings Co., Ltd.	7,600	156,514
Ministop Co., Ltd.	12,600	202,676
Nishimatsuya Chain Co., Ltd.	20,800	183,025
Parco Co., Ltd.	24,600	191,476
Plenus Co., Ltd.	18,400	268,892
Point, Inc.	6,240	335,008
Ryohin Keikaku Co., Ltd.	7,700	324,807
Saizeriya Co., Ltd.	15,400	224,572
Shimachu Co., Ltd.	10,500	220,915
Sundrug Co., Ltd.	8,300	183,661
Tsuruha Holdings, Inc.	6,500	195,367
United Arrows Ltd.	31,700	203,043
Valor Co., Ltd.	22,800	177,939
WATAMI Co., Ltd.	7,600	148,400
Xebio Co., Ltd.	9,000	195,419
Zensho Co., Ltd.	43,800	246,045

Total Retail		7,263,218

Semiconductors - 0.3%
Sanken Electric Co., Ltd.	59,000	232,979

Software - 2.5%
Capcom Co., Ltd.	15,100	271,686
FUJI SOFT, Inc.	9,500	187,962
Hitachi Software Engineering Co., Ltd.	17,400	297,740
IT Holdings Corp.	15,900	282,454
Nihon Unisys Ltd.	25,300	219,476
NSD Co., Ltd.	22,500	228,066
Sumisho Computer Systems Corp.	15,200	237,881
Zenrin Co., Ltd.	12,400	183,651

Total Software		1,908,916

Storage/Warehousing - 0.7%
Mitsui-Soko Co., Ltd.	60,000	236,928

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Japan SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Sumitomo Warehouse Co., Ltd. (The)	69,000	$311,800

Total Storage/Warehousing		548,728

Telecommunications - 1.0%
Hikari Tsushin, Inc.	19,000	428,305
Hitachi Kokusai Electric, Inc.	48,000	317,894

Total Telecommunications		746,199

Textiles - 1.1%
Kurabo Industries Ltd.	115,000	238,379
Nitto Boseki Co., Ltd.	113,000	206,125
Seiren Co., Ltd.	24,300	121,897
Toyobo Co., Ltd.	175,000	284,759

Total Textiles		851,160

Toys/Games/Hobbies - 0.2%
Tomy Co., Ltd.	26,500	179,349

Transportation - 2.3%
Fukuyama Transporting Co., Ltd.	61,000	271,856
Iino Kaiun Kaisha Ltd.	36,800	219,309
Kintetsu World Express, Inc.	7,400	176,400
Nippon Konpo Unyu Soko Co., Ltd.	24,000	265,907
Sankyu, Inc.	93,000	366,275
Seino Holdings Corp.	38,000	316,256
Senko Co., Ltd.	32,000	111,437

Total Transportation		1,727,440

TOTAL COMMON STOCKS (Cost: $86,543,360)		76,282,561

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
MONEY MARKET FUND - 2.9%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(b) (Cost: $2,221,057)(c)	2,221,057	2,221,057

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $88,764,417)(d)		78,503,618
Liabilities in Excess of Foreign Currency and Other Assets - (2.4)%		(1,856,932)

NET ASSETS - 100.0%		$76,646,686

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Interest rates shown reflect yields as of June 30, 2009.

(c)	At June 30, 2009, the total market value of the Fund’s securities on loan was $2,099,090 and the total market value of the collateral held by the Fund was $2,221,057.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Australia - 51.6%
AGL Energy Ltd.	53,082	$577,195
Amcor Ltd.	124,732	503,190
AMP Ltd.	253,045	998,322
Aristocrat Leisure Ltd.	154,392	473,061
ASX Ltd.	19,234	575,184
Australia & New Zealand Banking Group Ltd.	241,469	3,219,105
AXA Asia Pacific Holdings Ltd.	161,078	506,569
Bendigo and Adelaide Bank Ltd.	87,232	490,133
BHP Billiton Ltd.	155,892	4,375,792
BlueScope Steel Ltd.	221,001	452,031
Boral Ltd.	89,366	294,049
Brambles Ltd.	175,620	846,201
Coca-Cola Amatil Ltd.	66,641	463,872
Commonwealth Bank of Australia	154,096	4,858,577
Computershare Ltd.	50,996	371,874
Crown Ltd.	97,378	572,332
CSL Ltd.	19,001	493,868
CSR Ltd.	312,044	428,862
David Jones Ltd.	93,921	345,483
Downer EDI Ltd.	74,203	335,341
Fairfax Media Ltd.	534,797	527,475
Foster’s Group Ltd.	166,034	691,285
Goodman Fielder Ltd.	351,331	370,664
Harvey Norman Holdings Ltd.	110,930	295,948
Incitec Pivot Ltd.	245,117	471,632
Insurance Australia Group Ltd.	140,101	397,559
Leighton Holdings Ltd.	37,949	720,977
Lend Lease Corp., Ltd.	85,441	484,214
Lion Nathan Ltd.	47,583	445,080
Macquarie Group Ltd.	27,408	866,378
Metcash Ltd.	128,804	448,807
National Australia Bank Ltd.	227,775	4,132,207
OneSteel Ltd.	172,569	359,945
Orica Ltd.	30,887	542,361
Origin Energy Ltd.	56,566	669,499
Qantas Airways Ltd.	440,633	716,022
QBE Insurance Group Ltd.	98,930	1,591,601
Rio Tinto Ltd.	19,318	815,241
Santos Ltd.	46,678	552,467
Sims Metal Management Ltd.	18,597	398,571
Sonic Healthcare Ltd.	57,556	573,264
Suncorp-Metway Ltd.	199,836	1,082,435
TABCORP Holdings Ltd.	73,072	422,977
Telstra Corp., Ltd.	1,562,800	4,283,080
Toll Holdings Ltd.	82,471	416,710
Transpacific Industries Group Ltd.†	7,040	—
Wesfarmers Ltd.	113,292	2,074,534
Westpac Banking Corp.	240,842	3,942,851
Woodside Petroleum Ltd.	41,224	1,440,083
Woolworths Ltd.	62,526	1,332,475
WorleyParsons Ltd.	22,754	437,996

Total Australia		52,685,379

Hong Kong - 32.4%
Cheung Kong Holdings Ltd.	102,015	1,172,836
China Merchants Holdings International Co., Ltd.	218,539	630,234
China Mobile Ltd.	1,065,613	10,669,811
China Overseas Land & Investment Ltd.	249,707	579,961
China Resources Enterprise	212,009	425,110
China Unicom Hong Kong Ltd.	974,477	1,290,074
CLP Holdings Ltd.	187,031	1,240,430
CNOOC Ltd.	3,199,140	3,966,908
Hang Lung Group Ltd.	79,000	372,062
Hang Lung Properties Ltd.	209,000	691,718
Hang Seng Bank Ltd.	176,827	2,486,970
Henderson Land Development Co., Ltd.	88,000	504,719
Hong Kong & China Gas Co., Ltd.	291,539	613,168
Hong Kong Exchanges and Clearing Ltd.	71,604	1,115,167
Hongkong Electric Holdings Ltd.	169,025	939,991
Hutchison Whampoa Ltd.	103,000	673,151
MTR Corp.	138,530	415,587
New World Development Ltd.	235,022	425,160
Shanghai Industrial Holdings Ltd.	123,006	495,195
Sino Land Co.	372,022	616,353
Sinotrans Shipping Ltd.	888,500	387,498
Sun Hung Kai Properties Ltd.	111,000	1,386,417
Swire Pacific Ltd. Class A	52,500	529,739
Swire Pacific Ltd. Class B	205,000	392,539
Television Broadcasts Ltd.	83,002	333,612
Wharf Holdings Ltd.	166,017	703,693

Total Hong Kong		33,058,103

New Zealand - 1.8%
Contact Energy Ltd.	139,196	527,502
Fletcher Building Ltd.	107,561	458,481
Telecom Corp. of New Zealand Ltd.	489,192	865,133

Total New Zealand		1,851,116

Singapore - 14.0%
CapitaLand Ltd.	229,000	586,997
Cosco Corp. Singapore Ltd.	422,000	364,459
DBS Group Holdings Ltd.	86,000	701,144
Fraser and Neave Ltd.	129,070	346,006
Jardine Cycle & Carriage Ltd.	38,250	507,410
Keppel Corp., Ltd.	168,000	800,912
Oversea-Chinese Banking Corp., Ltd.	232,000	1,070,757
Pacific Century Regional Developments Ltd.	1,531,000	211,559
SembCorp Industries Ltd.	172,000	358,890
SembCorp Marine Ltd.	252,800	469,846
SIA Engineering Co., Ltd.	294,000	568,764
Singapore Airlines Ltd.	152,400	1,400,435
Singapore Airport Terminal Services Ltd.	338,000	509,096
Singapore Exchange Ltd.	165,000	809,410
Singapore Land Ltd.	87,000	321,588
Singapore Press Holdings Ltd.	190,000	414,827
Singapore Technologies Engineering Ltd.	186,000	314,851
Singapore Telecommunications Ltd.	1,069,450	2,216,706
StarHub Ltd.	378,080	559,016
United Overseas Bank Ltd.	112,000	1,135,980
Wilmar International Ltd.	189,000	655,529

Total Singapore		14,324,182

TOTAL COMMON STOCKS (Cost: $114,085,479)		101,918,780

RIGHTS - 0.0%
Hong Kong - 0.0%
China Resources Power Holdings Co., Ltd., expiring 7/10/09* (Cost: $0)	3,801	1,619

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $114,085,479)(a)		$101,920,399
Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		227,106

NET ASSETS - 100.0%		$102,147,505

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Australia - 78.8%
Adelaide Brighton Ltd.	108,370	$197,126
Amcor Ltd.	110,861	447,232
AMP Ltd.	281,891	1,112,126
APN News & Media Ltd.	208,327	248,422
Aristocrat Leisure Ltd.	109,827	336,513
Australia & New Zealand Banking Group Ltd.	198,018	2,639,845
Australian Infrastructure Fund (a)	138,755	151,438
Bank of Queensland Ltd.	34,542	253,563
Bendigo and Adelaide Bank Ltd.	68,984	387,602
Billabong International Ltd.	36,420	257,633
Boral Ltd.	81,569	268,394
Centennial Coal Co., Ltd.	100,156	199,189
Challenger Financial Services Group Ltd.	123,059	222,851
Challenger Infrastructure Fund Class A	123,949	150,310
Commonwealth Bank of Australia	99,643	3,141,699
ConnectEast Group(a)	941,833	232,235
Consolidated Media Holdings Ltd.	127,931	234,777
Corporate Express Australia Ltd.	53,107	159,716
Crane Group Ltd.	18,964	155,614
Cromwell Group	285,737	120,122
Crown Ltd.	90,541	532,148
CSR Ltd.	259,606	356,793
David Jones Ltd.	88,251	324,627
Envestra Ltd.(a)	527,350	206,773
Fairfax Media Ltd.	319,396	315,023
FKP Property Group(a)	271,331	114,066
Flight Centre Ltd.	26,863	187,855
Goodman Fielder Ltd.	283,607	299,213
GWA International Ltd.	89,983	167,318
Incitec Pivot Ltd.	226,241	435,313
Leighton Holdings Ltd.	34,027	646,464
Lend Lease Corp., Ltd.	72,892	413,096
Monadelphous Group Ltd.	20,587	198,058
National Australia Bank Ltd.	160,008	2,902,804
Perpetual Ltd.	8,319	192,013
Premier Investments Ltd.	35,335	157,688
Qantas Airways Ltd.	385,262	626,045
QBE Insurance Group Ltd.	110,248	1,773,687
Seven Network Ltd.	40,724	176,469
Sigma Pharmaceuticals Ltd.	209,710	206,839
Suncorp-Metway Ltd.	214,607	1,162,443
Telstra Corp., Ltd.	1,086,619	2,978,037
United Group Ltd.	28,391	237,560
Wesfarmers Ltd.	130,315	2,386,249
West Australian Newspapers Holdings Ltd.	68,852	242,692

Total Australia		28,155,680

New Zealand - 5.1%
Air New Zealand Ltd.	172,474	100,556
Fletcher Building Ltd.	90,233	384,620
Sky City Entertainment Group Ltd.	117,180	203,436
Telecom Corp. of New Zealand Ltd.	379,776	671,632
Vector Ltd.	192,702	254,658
Warehouse Group Ltd. (The)	90,136	219,547

Total New Zealand		1,834,449

Singapore - 14.7%
First Ship Lease Trust	653,000	275,213
Jaya Holdings Ltd.	781,000	186,164
K1 Ventures Ltd.	1,728,000	179,086
Lippo-Mapletree Indonesia Retail Trust	737,000	180,768
MobileOne Ltd.	250,000	264,276
SIA Engineering Co., Ltd.	225,000	435,278
Singapore Airlines Ltd.	156,000	1,433,517
Singapore Airport Terminal Services Ltd.	207,000	311,784
Singapore Post Ltd.	422,000	260,953
Singapore Technologies Engineering Ltd.	383,000	648,323
StarHub Ltd.	302,000	446,527
Straits Asia Resources Ltd.	257,000	310,740
Venture Corp., Ltd.	66,000	318,292

Total Singapore		5,250,921

TOTAL COMMON STOCKS (Cost: $43,801,933)		35,241,050

RIGHTS - 0.2%
Australia - 0.2%
FKP Property Group, expiring 7/17/09* (Cost: $0)	624,061	60,543

TOTAL LONG-TERM INVESTMENTS (Cost: $43,801,933)		35,301,593

SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $135,377)	135,377	135,377

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $43,937,310)(c)		35,436,970
Foreign Currency and Other Assets in Excess of Liabilities - 0.8%		283,431

NET ASSETS - 100.0%		$35,720,401

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Australia - 6.7%
Australia & New Zealand Banking Group Ltd.	41,445	$552,517
BHP Billiton Ltd.	35,969	1,009,627
Commonwealth Bank of Australia	26,419	832,979
National Australia Bank Ltd.	38,576	699,831
QBE Insurance Group Ltd.	29,899	481,020
Telstra Corp., Ltd.	275,624	755,388
Wesfarmers Ltd.	24,188	442,916
Westpac Banking Corp.	38,578	631,565
Woodside Petroleum Ltd.	10,573	369,348
Woolworths Ltd.	14,798	315,356

Total Australia		6,090,547

Austria - 0.5%
Bank Austria Creditanstalt AG*(a)†	1,715	—
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	8,198	417,181

Total Austria		417,181

Belgium - 0.5%
Belgacom S.A.	15,098	481,464

Denmark - 0.4%
Novo Nordisk A/S Class B	6,297	340,398

Finland - 1.4%
Fortum Oyj	22,293	507,188
Nokia Oyj	49,841	729,855

Total Finland		1,237,043

France - 15.1%
Accor S.A.	5,341	211,674
Air Liquide S.A.	4,612	421,198
AXA S.A.	25,694	482,572
BNP Paribas	6,281	407,465
Bouygues S.A.	8,934	335,838
Carrefour S.A.	11,946	509,719
Cie de Saint-Gobain	10,676	356,772
Credit Agricole S.A.	32,310	402,257
Danone	7,808	385,288
Electricite de France	18,451	897,400
France Telecom S.A.	54,796	1,242,052
GDF Suez	30,836	1,147,912
Lafarge S.A.(b)	5,277	357,136
L’Oreal S.A.	4,605	344,114
LVMH Moet Hennessy Louis Vuitton S.A.	4,788	365,344
Sanofi-Aventis S.A.(b)	18,229	1,070,570
Schneider Electric S.A.	4,990	380,058
Societe Generale	6,086	331,943
TOTAL S.A.	38,704	2,089,009
Unibail-Rodamco SE	3,442	512,532
Veolia Environnement	10,885	320,472
Vinci S.A.	8,482	380,535
Vivendi	31,853	761,100

Total France		13,712,960

Germany - 9.7%
Allianz SE	8,484	781,003
BASF SE	21,575	857,328
Bayer AG	8,718	467,366
Daimler AG	6,815	246,433
Deutsche Post AG	29,155	379,703
Deutsche Telekom AG	122,532	1,443,704
E.ON AG	34,298	1,213,286
Muenchener Rueckversicherungs AG	4,942	666,779
RWE AG	13,094	1,030,166
SAP AG	10,622	427,153
Siemens AG	9,377	646,584
ThyssenKrupp AG	14,790	366,983
Volkswagen AG	978	330,794

Total Germany		8,857,282

Hong Kong - 5.4%
China Mobile Ltd.	189,419	1,896,622
CLP Holdings Ltd.	41,610	275,967
CNOOC Ltd.	756,529	938,090
Hang Seng Bank Ltd.	46,395	652,519
Hutchison Whampoa Ltd.	87,000	568,583
Sun Hung Kai Properties Ltd.	46,442	580,072

Total Hong Kong		4,911,853

Italy - 5.4%
Atlantia SpA	14,636	295,620
Enel SpA	243,622	1,185,756
ENI SpA	89,380	2,112,466
Mediobanca SpA	42,374	504,314
Snam Rete Gas SpA(b)	107,618	472,098
Telecom Italia SpA	231,917	320,419

Total Italy		4,890,673

Japan - 10.5%
Astellas Pharma, Inc.	14,700	521,055
Canon, Inc.	22,400	733,627
Honda Motor Co., Ltd.	24,000	661,657
JFE Holdings, Inc.	14,000	471,576
Kansai Electric Power Co., Inc. (The)	23,000	507,747
Mitsubishi Corp.	29,600	548,529
Mitsubishi UFJ Financial Group, Inc.	121,900	755,519
Mitsui & Co., Ltd.	40,900	485,790
Mizuho Financial Group, Inc.	239,998	562,155
Nippon Telegraph & Telephone Corp.	18,394	747,313
NTT DoCoMo, Inc.	618	904,406
Panasonic Corp.	37,300	503,338
Takeda Pharmaceutical Co., Ltd.	18,700	728,735
Tokyo Electric Power Co., Inc. (The)	22,400	575,758
Toyota Motor Corp.	21,600	821,599

Total Japan		9,528,804

Netherlands - 2.1%
Koninklijke KPN N.V.	43,000	591,017
Koninklijke Philips Electronics N.V.	27,410	504,612
Unilever N.V. CVA	34,516	831,024

Total Netherlands		1,926,653

Norway - 1.3%
StatoilHydro ASA(b)	59,845	1,177,087

Portugal - 0.4%
Portugal Telecom, SGPS, S.A.	40,386	394,889

Singapore - 1.7%
DBS Group Holdings Ltd.	58,000	472,864
Singapore Airlines Ltd.	63,000	578,920
Singapore Telecommunications Ltd.(b)	229,500	475,697

Total Singapore		1,527,481

Spain - 9.2%
ACS Actividades de Construccion y Servicios, S.A.	9,865	498,829
Banco Bilbao Vizcaya Argentaria S.A.	69,176	867,446
Banco Popular Espanol S.A.	35,992	313,507
Banco Santander S.A.	180,898	2,171,986
Criteria Caixacorp S.A.	121,573	561,025
Iberdrola S.A.(b)	79,615	645,464

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International LargeCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Inditex S.A.	10,707	$513,171
Repsol YPF S.A.	26,708	597,144
Telefonica S.A.	82,293	1,860,705
Union Fenosa S.A.	34,284	372,205

Total Spain		8,401,482

Sweden - 1.8%
Hennes & Mauritz AB Class B	13,823	686,881
Nordea Bank AB	42,033	331,475
Sandvik AB(a)	35,057	259,041
TeliaSonera AB	72,031	376,525

Total Sweden		1,653,922

Switzerland - 6.1%
Holcim Ltd.*	7,259	411,825
Nestle S.A.	41,685	1,568,434
Novartis AG	32,382	1,311,299
Roche Holding AG	7,046	956,916
SGS S.A.	328	405,947
Swisscom AG	989	303,280
Zurich Financial Services AG	3,351	589,749

Total Switzerland		5,547,450

United Kingdom - 20.8%
AstraZeneca PLC	22,415	985,792
Aviva PLC	72,355	406,924
BAE Systems PLC	56,074	312,589
BHP Billiton PLC	31,490	707,361
BP PLC	370,388	2,914,453
British American Tobacco PLC	32,292	889,703
British Sky Broadcasting Group PLC	38,840	291,035
BT Group PLC	332,622	555,995
Centrica PLC	85,556	314,202
Diageo PLC	39,507	567,016
GlaxoSmithKline PLC	71,362	1,255,728
HSBC Holdings PLC	226,881	1,877,535
Imperial Tobacco Group PLC	14,848	385,859
National Grid PLC	45,645	411,558
Reckitt Benckiser Group PLC	7,106	323,691
Rio Tinto PLC	11,551	400,429
Royal Dutch Shell PLC Class A	56,474	1,411,803
Royal Dutch Shell PLC Class B	50,937	1,280,094
Scottish & Southern Energy PLC	15,084	282,940
Standard Chartered PLC	27,859	523,027
Tesco PLC	114,039	664,079
Unilever PLC	22,265	522,140
Vodafone Group PLC	875,373	1,689,564

Total United Kingdom		18,973,517

TOTAL COMMON STOCKS (Cost: $113,222,072)		90,070,686

RIGHTS - 0.0%
Italy - 0.0%
Unione di Banche Italiane SCPA, expiring 7/10/09* (Cost: $0)	13,876	948

WARRANTS - 0.0%
Italy - 0.0%
Unione di Banche Italiane SCPA, expiring 6/30/11* (Cost: $0)	13,876	1,070

TOTAL LONG-TERM INVESTMENTS (Cost: $113,222,072)		90,072,704

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(c) (Cost: $221,545)	221,545	221,545

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
MONEY MARKET FUND - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(d) (Cost: $2,184,056)(e)	2,184,056	2,184,056

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $115,627,673)(f)		92,478,305
Liabilities in Excess of Cash,Foreign Currency and Other Assets - (1.6)%		(1,477,667)

NET ASSETS - 100.0%		$91,000,638

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Escrow Security – additional share that were issued as a result of a corporate action.

(b)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(d)	Interest rates shown reflect yields as of June 30, 2009.

(e)	At June 30, 2009, the total market value of the Fund’s securities on loan was $2,067,593 and the total market value of the collateral held by the Fund was $2,184,056.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Australia - 4.7%
Foster’s Group Ltd.	232,625	$968,538
Orica Ltd.	79,379	1,393,858
Origin Energy Ltd.	55,252	653,946
Telstra Corp., Ltd.	573,490	1,571,733
Wesfarmers Ltd.	61,279	1,122,104

Total Australia		5,710,179

Austria - 2.6%
OMV AG	34,813	1,303,286
Telekom Austria AG	119,351	1,864,922

Total Austria		3,168,208

Belgium - 3.1%
Anheuser-Busch InBev N.V.	27,096	978,280
Belgacom S.A.	60,415	1,926,590
Solvay S.A.	10,412	878,162

Total Belgium		3,783,032

Finland - 2.8%
Fortum Oyj	56,578	1,287,206
Nokia Oyj	72,533	1,062,149
UPM-Kymmene Oyj	117,530	1,023,740

Total Finland		3,373,095

France - 14.4%
Accor S.A.	25,995	1,030,231
Cap Gemini S.A.	19,890	732,062
Cie de Saint-Gobain	32,414	1,083,216
France Telecom S.A.	101,834	2,308,254
Lafarge S.A.	20,661	1,398,293
Lagardere SCA	36,238	1,203,128
PPR	16,051	1,309,298
Sanofi-Aventis S.A.	17,632	1,035,509
Schneider Electric S.A.	15,440	1,175,971
Technip S.A.	17,009	832,394
TOTAL S.A.	21,545	1,162,870
Vallourec S.A.	15,398	1,868,876
Veolia Environnement	43,574	1,282,890
Vivendi	48,185	1,151,340

Total France		17,574,332

Germany - 9.7%
BASF SE	40,187	1,596,914
Bayer AG	15,094	809,179
Deutsche Post AG	182,817	2,380,937
Deutsche Telekom AG	146,779	1,729,389
E.ON AG	34,037	1,204,054
Metro AG	17,846	851,578
RWE AG	16,823	1,323,544
SAP AG	9,423	378,936
ThyssenKrupp AG	65,439	1,623,731

Total Germany		11,898,262

Greece - 2.3%
Hellenic Telecommunications Organization S.A.	88,788	1,357,470
OPAP S.A.	52,769	1,406,313

Total Greece		2,763,783

Hong Kong - 0.7%
CNOOC Ltd.	666,000	825,835

Italy - 10.8%
Enel SpA(a)	469,868	2,286,940
ENI SpA	76,167	1,800,181
Mediaset SpA	368,648	2,064,459
Parmalat SpA	1,098,952	2,649,745
Telecom Italia SpA RSP	3,167,375	3,107,682
Terna Rete Elettrica Nazionale SpA(a)	380,038	1,266,019

Total Italy		13,175,026

Japan - 5.3%
Astellas Pharma, Inc.	19,600	694,740
Canon, Inc.	22,000	720,526
Daiichi Sankyo Co., Ltd.	49,900	893,685
Eisai Co., Ltd.	33,300	1,187,252
Fujitsu Ltd.	75,000	408,872
Konica Minolta Holdings, Inc.	52,000	543,255
Ricoh Co., Ltd.	42,000	541,950
Takeda Pharmaceutical Co., Ltd.	24,100	939,172
TDK Corp.	11,900	559,942

Total Japan		6,489,394

Netherlands - 6.8%
Akzo Nobel N.V.	33,257	1,462,880
Koninklijke DSM N.V.	30,578	957,739
Reed Elsevier N.V.	95,536	1,050,990
STMicroelectronics N.V.	145,942	1,091,695
TNT N.V.	69,827	1,356,019
Unilever N.V. CVA	49,949	1,202,597
Wolters Kluwer N.V.	70,504	1,231,211

Total Netherlands		8,353,131

Norway - 1.6%
Orkla ASA	149,600	1,085,414
StatoilHydro ASA	41,450	815,277

Total Norway		1,900,691

Portugal - 2.3%
Portugal Telecom, SGPS, S.A.	288,160	2,817,593

Singapore - 1.8%
Singapore Airlines Ltd.	242,000	2,223,788

Spain - 2.2%
ACS Actividades de Construccion y Servicios, S.A.	21,088	1,066,326
Banco Bilbao Vizcaya Argentaria S.A.	47	589
Repsol YPF S.A.	71,089	1,589,426

Total Spain		2,656,341

Sweden - 3.5%
Sandvik AB	268,517	1,984,112
SKF AB Class B	121,749	1,492,821
Svenska Cellulosa AB Class B	81,442	851,436

Total Sweden		4,328,369

Switzerland - 2.2%
Holcim Ltd.*	22,220	1,260,608
Novartis AG	21,000	850,388
Roche Holding AG	4,666	633,689

Total Switzerland		2,744,685

United Kingdom - 22.0%
AstraZeneca PLC	32,653	1,436,050
BP PLC	206,634	1,625,930
British American Tobacco PLC	42,905	1,182,110
BT Group PLC	2,767,117	4,625,381
Cadbury PLC	145,160	1,238,314
Diageo PLC	78,134	1,121,402
GlaxoSmithKline PLC	82,413	1,450,188
Home Retail Group PLC	378,509	1,620,703
J. Sainsbury PLC	189,540	977,010
Marks & Spencer Group PLC	321,821	1,621,772
National Grid PLC	175,169	1,579,411

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International Dividend ex-Financials Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Royal Dutch Shell PLC Class B	59,489	$1,495,013
Sage Group PLC (The)	304,013	891,682
Severn Trent PLC	97,602	1,758,450
United Utilities Group PLC	335,452	2,745,622
Vodafone Group PLC	799,062	1,542,276

Total United Kingdom		26,911,314

TOTAL COMMON STOCKS (Cost: $136,183,749)		120,697,058

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $58,081)	58,081	58,081

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
MONEY MARKET FUND - 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $3,194,082)(d)	3,194,082	3,194,082

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $139,435,912)(e)		123,949,221
Liabilities in Excess of Foreign Currency and Other Assets - (1.5)%		(1,813,011)

NET ASSETS - 100.0%		$122,136,210

RSP	-	Risparmio Italian Savings Shares

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $3,006,090 and the total market value of the collateral held by the Fund was $3,194,082.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Australia - 9.8%
AGL Energy Ltd.	19,310	$209,970
Amcor Ltd.	79,073	318,994
Aristocrat Leisure Ltd.	77,596	237,756
ASX Ltd.	12,570	375,900
AXA Asia Pacific Holdings Ltd.	109,953	345,788
Billabong International Ltd.	21,033	148,786
BlueScope Steel Ltd.	140,277	286,920
Boral Ltd.	50,994	167,790
Brambles Ltd.	112,923	544,104
Coca-Cola Amatil Ltd.	48,342	336,497
Computershare Ltd.	19,469	141,972
Crown Ltd.	65,088	382,550
CSR Ltd.	174,550	239,895
Fairfax Media Ltd.	196,684	193,991
Felix Resources Ltd.	15,101	173,359
Harvey Norman Holdings Ltd.	72,853	194,363
Incitec Pivot Ltd.	155,023	298,282
Insurance Australia Group Ltd.	90,592	257,069
Leighton Holdings Ltd.	25,250	479,714
Lend Lease Corp., Ltd.	49,795	282,200
Lion Nathan Ltd.	32,966	308,356
Metcash Ltd.	45,420	158,262
OneSteel Ltd.	104,261	217,468
Orica Ltd.	21,163	371,612
Qantas Airways Ltd.	289,178	469,910
Sims Metal Management Ltd.	10,858	232,709
Sonic Healthcare Ltd.	54,362	541,451
Suncorp-Metway Ltd.	151,558	820,931
TABCORP Holdings Ltd.	36,522	211,408
Tatts Group Ltd.	89,119	183,723
Toll Holdings Ltd.	41,064	207,489
WorleyParsons Ltd.	11,649	224,234

Total Australia		9,563,453

Austria - 2.7%
EVN AG	8,972	148,875
Oesterreichische Post AG	9,375	268,651
Raiffeisen International Bank Holding AG	8,422	292,375
Strabag Se	7,567	167,062
Telekom Austria AG	46,476	726,212
Vienna Insurance Group	7,410	321,995
voestalpine AG(a)	26,966	739,457

Total Austria		2,664,627

Belgium - 1.3%
Cofinimmo	1,767	205,714
Mobistar S.A.	5,814	358,168
Sofina S.A.	1,926	156,687
UCB S.A.(a)	11,658	372,991
Umicore	7,935	179,973

Total Belgium		1,273,533

Denmark - 0.5%
D/S Norden	4,761	162,759
H. Lundbeck A/S	9,405	178,917
TrygVesta A/S	2,637	155,462

Total Denmark		497,138

Finland - 2.7%
Elisa Oyj	14,042	231,034
Kesko Oyj Class B	6,589	174,305
Metso Oyj	12,000	223,863
Neste Oil Oyj	30,178	419,059
Outokumpu Oyj	11,060	190,659
Rautaruukki Oyj	18,899	377,749
Sanoma Oyj	21,037	326,058
UPM-Kymmene Oyj	48,323	420,916
Wartsila Oyj	9,682	311,536

Total Finland		2,675,179

France - 10.2%
Aeroports de Paris	4,240	310,535
Bureau Veritas S.A.	4,309	211,511
Cap Gemini S.A.	10,437	384,139
Casino Guichard Perrachon S.A.	7,798	525,565
Ciments Francais S.A.	2,714	229,626
Eiffage S.A.	4,120	239,825
Eramet	1,003	261,887
Etablissements Maurel et Prom	19,087	323,277
Euler Hermes S.A.	2,508	152,956
Fonciere Des Regions	5,787	434,957
Gecina S.A.	10,505	649,807
ICADE	3,692	303,128
Imerys S.A.(a)	5,939	248,702
Klepierre	17,267	445,277
Lagardere SCA	11,144	369,989
Legrand S.A.	18,391	400,743
M6-Metropole Television	13,218	249,922
Neopost S.A.	4,969	446,100
Nexity	6,209	185,155
PagesJaunes Groupe	47,950	466,024
Publicis Groupe(a)	8,193	249,719
Remy Cointreau S.A.	5,040	182,389
Sa des Ciments Vicat	2,874	165,280
Safran S.A.	32,175	424,225
SCOR SE	14,087	288,681
Societe BIC S.A.	3,368	193,264
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,084	183,718
Societe Television Francaise 1	20,276	227,322
Technip S.A.	5,593	273,713
Vallourec S.A.	6,006	728,956
Wendel	6,943	223,988

Total France		9,980,380

Germany - 4.0%
Adidas AG	6,022	228,907
Bilfinger Berger AG	4,015	186,407
Celesio AG	17,214	394,774
Deutsche Lufthansa AG	50,417	631,507
Fielmann AG	2,948	194,718
Fraport AG Frankfurt Airport Services Worldwide	5,463	233,635
Gea Group AG	12,341	186,776
Hamburger Hafen Und Logistik AG	3,961	152,509
Henkel AG & Co. KGaA	10,737	289,308
Hochtief AG	4,584	230,828
Salzgitter AG	2,121	185,701
Suedzucker AG	9,312	189,000
Symrise AG	10,346	152,664
Tognum AG	14,373	188,700
Wacker Chemie AG	1,764	202,495
Wincor Nixdorf AG	3,728	208,536

Total Germany		3,856,465

Hong Kong - 2.8%
Beijing Enterprises Holdings Ltd.	34,000	169,780
China Resources Enterprise	212,162	425,416
Guangdong Investment Ltd.	380,808	187,700
Hang Lung Group Ltd.	51,000	240,192
Hopewell Holdings Ltd.	61,162	191,771

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Hysan Development Co., Ltd.	76,000	$195,147
New World Development Ltd.	163,482	295,743
Shanghai Industrial Holdings Ltd.	87,000	350,243
Sinotrans Shipping Ltd.	555,000	242,050
Swire Pacific Ltd. Class B	150,000	287,224
Television Broadcasts Ltd.	47,074	189,206

Total Hong Kong		2,774,472

Italy - 6.4%
A2A SpA	305,100	555,905
Alleanza Assicurazioni SpA	73,848	506,262
Banca Carige SpA	108,136	296,529
Buzzi Unicem SpA	10,575	149,369
Credito Emiliano SpA*	50,004	239,872
Edison SpA	372,603	535,175
ERG SpA	10,592	146,489
Fondiaria-Sai SpA	12,228	196,729
Geox SpA	24,475	174,567
Hera SpA	85,815	208,598
Iride SpA	88,641	152,929
Lottomatica SpA	10,512	202,444
Mediaset SpA	133,911	749,913
Mediolanum SpA(a)	41,938	223,533
Parmalat SpA	147,872	356,542
Prysmian SpA	14,181	213,032
Saras SpA	125,528	357,426
Societa Cattolica di Assicurazioni S.c.r.l.*	5,613	188,718
Telecom Italia SpA RSP	805,839	790,652

Total Italy		6,244,684

Japan - 20.8%
Acom Co., Ltd.	17,590	440,274
Aisin Seiki Co., Ltd.	15,200	330,041
Ajinomoto Co., Inc.	45,000	356,325
Asahi Breweries Ltd.	24,400	350,757
Asahi Kasei Corp.	82,000	417,288
Bank of Yokohama Ltd. (The)	82,000	439,384
Chiba Bank Ltd. (The)	62,000	405,472
Chuo Mitsui Trust Holdings, Inc.	75,000	286,832
Daito Trust Construction Co., Ltd.	8,400	396,994
Daiwa House Industry Co., Ltd.	39,000	420,376
Dentsu, Inc.	16,200	340,841
Electric Power Development Co., Ltd.	9,400	266,943
Hitachi Construction Machinery Co., Ltd.	17,800	290,563
Hokkaido Electric Power Co., Inc.	14,500	271,560
Hokuriku Electric Power Co.	11,000	251,386
JS Group Corp.	28,300	437,032
JSR Corp.	20,000	342,644
Konica Minolta Holdings, Inc.	38,500	402,218
Kuraray Co., Ltd.	29,500	327,761
Kyowa Hakko Kirin Co., Ltd.	34,000	384,453
Lawson, Inc.	11,200	492,180
Makita Corp.	11,300	273,467
Marui Group Co., Ltd.	40,400	284,728
Mitsubishi Chemical Holdings Corp.	94,500	400,586
Mitsubishi Tanabe Pharma Corp.	34,000	391,149
Nikon Corp.	15,000	260,248
Nippon Express Co., Ltd.	97,000	441,343
Nippon Mining Holdings, Inc.	57,500	299,166
Nippon Paper Group, Inc.	12,000	310,307
Nippon Yusen K.K.	100,000	432,191
Nitto Denko Corp.	13,300	405,265
Nomura Research Institute Ltd.	14,300	317,909
OJI Paper Co., Ltd.	80,000	344,095
Oracle Corp.	12,668	464,784
Osaka Gas Co., Ltd.	86,000	274,530
Panasonic Electric Works Co., Ltd.	57,000	539,960
Sankyo Co., Ltd.	5,800	309,582
Sekisui Chemical Co., Ltd.	36,000	226,108
Sekisui House Ltd.	32,000	325,025
Shikoku Electric Power Co., Inc.	8,600	256,703
Shionogi & Co., Ltd.	18,000	348,303
Shiseido Co., Ltd.	26,000	426,305
Shizuoka Bank Ltd. (The)	40,000	396,746
Showa Shell Sekiyu K.K.	34,900	369,672
Sompo Japan Insurance, Inc.	70,000	468,674
Sumitomo Chemical Co., Ltd.	83,000	374,203
Sumitomo Realty & Development Co., Ltd.	16,000	293,683
TDK Corp.	11,300	531,710
TonenGeneral Sekiyu K.K.	48,104	490,089
Toppan Printing Co., Ltd.	39,000	394,103
Toray Industries, Inc.	66,000	336,550
Toyota Tsusho Corp.	22,900	340,349
Trend Micro, Inc.	11,000	352,283
Yamaha Corp.	17,900	223,738
Yamaha Motor Co., Ltd.	31,800	353,645
Yamato Holdings Co., Ltd.	32,000	426,512

Total Japan		20,335,035

Netherlands - 2.7%
Corio N.V.	7,536	366,369
Fugro N.V. CVA	6,708	277,753
Koninklijke Boskalis Westminster N.V.	12,596	285,511
Koninklijke DSM N.V.	14,022	439,186
SBM Offshore N.V.	14,427	246,273
STMicroelectronics N.V.	32,426	242,557
STMicroelectronics N.V.*	21,256	159,062
Wereldhave N.V.	2,828	210,235
Wolters Kluwer N.V.	24,310	424,525

Total Netherlands		2,651,471

New Zealand - 0.9%
Contact Energy Ltd.	36,662	138,936
Fletcher Building Ltd.	62,445	266,173
Telecom Corp. of New Zealand Ltd.	282,987	500,461

Total New Zealand		905,570

Norway - 0.4%
Fred Olsen Energy ASA	12,450	422,637

Portugal - 1.9%
Banco BPI S.A. Registered Shares	61,705	157,522
Banco Comercial Portugues S.A. Class R	184,886	187,755
Banco Espirito Santo S.A.	74,132	399,288
Brisa Auto-Estradas de Portugal S.A.	56,137	403,546
Cimpor Cimentos de Portugal SGPS S.A.	48,149	351,188
Jeronimo Martins, SGPS, S.A.	27,036	184,225
Sonae	161,414	152,599

Total Portugal		1,836,123

Singapore - 3.6%
Cosco Corp. Singapore Ltd.(a)	257,000	221,958
Fraser and Neave Ltd.	98,402	263,792
Jardine Cycle & Carriage Ltd.	24,904	330,367
SembCorp Industries Ltd.	141,000	294,207
SembCorp Marine Ltd.	172,360	320,343
SIA Engineering Co., Ltd.	155,536	300,895
Singapore Exchange Ltd.	107,000	524,890
Singapore Petroleum Co., Ltd.	50,000	214,530
Singapore Press Holdings Ltd.	97,148	212,103
Singapore Technologies Engineering Ltd.	296,000	501,054
StarHub Ltd.	224,594	332,077

Total Singapore		3,516,216

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Spain - 5.3%
Acerinox S.A.	13,746	$254,314
Antena 3 de Television S.A.(a)	29,356	221,528
Banco Pastor S.A.	40,722	281,595
Bankinter, S.A.	22,086	260,843
Bolsas y Mercados Espanoles	13,335	394,288
Enagas	17,135	336,842
Fomento de Construcciones y Contratas S.A.(a)	13,033	533,980
Gestevision Telecinco S.A.	46,242	431,328
Grupo Catalana Occidente S.A.	8,947	163,018
Grupo Ferrovial, S.A.(a)	19,983	641,027
Indra Sistemas S.A.	13,909	300,934
Red Electrica Corp. S.A.	7,162	323,575
Sacyr Vallehermoso, S.A.	14,338	198,699
Sociedad General de Aguas de Barcelona S.A. Class A	7,845	177,821
Tecnicas Reunidas, S.A.	3,837	180,996
Zardoya Otis, S.A.	38,099	442,787

Total Spain		5,143,575

Sweden - 4.2%
AB Volvo Class A (a)	47,072	288,586
Alfa Laval AB	24,451	232,270
Assa Abloy AB Class B	20,951	290,691
Atlas Copco AB Class B	31,700	285,379
Hakon Invest AB	15,401	143,120
Ratos AB Class B	13,831	278,482
Scania AB Class B	23,249	229,554
Securitas AB Class B	33,483	283,064
Skanska AB Class B	41,404	460,914
SKF AB Class B	25,824	316,640
SSAB AB Class A	16,325	189,107
Svenska Cellulosa AB Class B	38,542	402,938
Swedish Match AB	18,478	298,711
Tele2 AB Class B	42,260	424,899

Total Sweden		4,124,355

Switzerland - 2.5%
Baloise Holding AG	4,006	297,075
BKW FMB Energie AG	2,448	180,074
Ems-Chemie Holding AG	3,122	295,679
Geberit AG	3,053	375,046
Partners Group Holding AG	2,451	237,539
Schindler Holding AG	4,380	271,245
Schindler Holding AG Participating Shares	3,749	232,514
Sulzer AG	2,860	180,928
Swatch Group AG (The)	5,209	170,273
Swatch Group AG (The) Class B	1,449	232,229

Total Switzerland		2,472,602

United Kingdom - 16.7%
Admiral Group PLC	21,308	305,292
Amlin PLC	30,761	153,116
Ashmore Group PLC	69,293	215,963
Balfour Beatty PLC	31,970	162,688
British Land Co. PLC	53,076	333,899
Bunzl PLC	23,173	191,766
Burberry Group PLC	24,507	170,720
Cable & Wireless PLC	200,361	439,183
Capita Group PLC (The)	17,558	206,600
Carillion PLC	34,494	143,294
Close Brothers Group PLC	15,243	164,926
Cobham PLC	54,613	155,325
Daily Mail & General Trust N.V. Class A	31,536	147,496
Drax Group PLC	52,562	380,006
Firstgroup PLC	34,084	200,810
Friends Provident Group PLC	187,710	202,882
G4S PLC	68,239	234,311
Hammerson PLC	32,801	165,836
Hays PLC	164,098	231,735
Home Retail Group PLC	73,348	314,062
ICAP PLC	40,365	299,803
IMI PLC	35,465	182,079
Inmarsat PLC	19,661	176,626
Intercontinental Hotels Group PLC	17,569	180,256
International Power PLC	100,001	391,954
Investec PLC	43,213	232,533
Johnson Matthey PLC	10,484	198,727
Kingfisher PLC	90,842	265,994
Ladbrokes PLC	66,712	202,151
Land Securities Group PLC	79,053	613,513
Legal & General Group PLC	543,144	507,973
London Stock Exchange Group PLC	16,586	191,885
Man Group PLC	205,805	940,531
Marks & Spencer Group PLC	134,220	676,383
Meggitt PLC	60,532	158,004
Next PLC	10,283	248,769
Northumbrian Water Group PLC	36,907	150,431
Pennon Group PLC	19,265	153,160
Provident Financial PLC	17,959	234,684
Rexam PLC	66,921	313,544
RSA Insurance Group PLC	273,624	541,642
Sage Group PLC (The)	101,550	297,850
Schroders PLC	14,263	192,727
Segro PLC	1,603,804	640,497
Severn Trent PLC	16,892	304,335
Smith & Nephew PLC	67,042	496,284
Smiths Group PLC	28,257	326,443
Standard Life PLC	188,841	578,758
Tate & Lyle PLC	55,196	289,515
Thomas Cook Group PLC	56,817	192,284
Thomson Reuters PLC	9,766	278,560
Tomkins PLC	73,200	178,413
TUI Travel PLC	61,759	235,708
United Utilities Group PLC	82,483	675,110
Vedanta Resources PLC	7,066	149,880
Whitbread PLC	12,081	162,448

Total United Kingdom		16,379,364

TOTAL COMMON STOCKS (Cost: $132,275,721)		97,316,879

RIGHTS - 0.0%
Hong Kong - 0.0%
China Resources Power Holdings Co., Ltd., expiring 7/10/09* (Cost: $0)	7,832	3,335

TOTAL LONG-TERM INVESTMENTS (Cost: $132,275,721)		97,320,214

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $82,402)	82,402	82,402

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International MidCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
MONEY MARKET FUND - 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $2,550,065)(d)	2,550,065	$2,550,065

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $134,908,188)(e)		99,952,681
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.1)%		(2,009,655)

NET ASSETS - 100.0%		$97,943,026

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $2,479,134 and the total market value of the collateral held by the Fund was $2,550,065.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 100.1%
Australia - 13.0%
ABB Grain Ltd.	81,939	$616,065
Adelaide Brighton Ltd.	483,041	878,658
Ansell Ltd.	74,798	530,326
APN News & Media Ltd.	1,053,413	1,256,157
Ausenco Ltd.	133,697	438,835
Austbrokers Holdings Ltd.	71,348	227,841
Austereo Group Ltd.	245,866	279,272
Australian Infrastructure Fund(a)	708,276	773,018
Bank of Queensland Ltd.	159,403	1,170,134
Bendigo and Adelaide Bank Ltd.	381,385	2,142,898
Bradken Ltd.	172,910	602,491
Cabcharge Australia Ltd.	111,582	465,476
Campbell Brothers Ltd.	46,467	777,621
Centennial Coal Co., Ltd.	522,924	1,039,984
Challenger Financial Services Group Ltd.	528,223	956,574
ConnectEast Group(a)	4,876,876	1,202,527
Consolidated Media Holdings Ltd.	632,992	1,161,655
Corporate Express Australia Ltd.	193,859	583,018
Crane Group Ltd.	76,505	627,782
David Jones Ltd.	488,033	1,795,204
Downer EDI Ltd.	216,479	978,320
Emeco Holdings Ltd.	1,471,415	481,774
Envestra Ltd.(a)	1,193,651	468,028
FKP Property Group(a)	725,238	304,886
Flight Centre Ltd.	111,568	780,205
Gloucester Coal Ltd.	143,394	602,820
Goodman Fielder Ltd.	1,765,565	1,862,719
GUD Holdings Ltd.	130,919	679,502
Gunns Ltd.	632,800	549,956
GWA International Ltd.	396,428	737,132
Hastie Group Ltd.	471,275	483,873
Hastings Diversified Utilities Fund(a)	586,747	562,111
Healthscope Ltd.	233,390	830,210
Hills Industries Ltd.	312,845	397,084
Invocare Ltd.	126,389	592,639
Iress Market Technology Ltd.	111,092	651,139
JB Hi-Fi Ltd.	44,779	557,504
Macmahon Holdings Ltd.	1,652,477	454,221
Monadelphous Group Ltd.	85,031	818,045
Peet Ltd.	135,021	173,561
Perpetual Ltd.	28,516	658,185
Premier Investments Ltd.	152,212	679,268
Seek Ltd.	151,694	511,396
Seven Network Ltd.	194,978	844,897
Sigma Pharmaceuticals Ltd.	1,086,030	1,071,161
Spotless Group Ltd.	315,010	575,554
Sunland Group Ltd.	781,012	419,887
Ten Network Holdings Ltd.	617,714	584,287
Tower Australia Group Ltd.	168,632	381,725
Transfield Services Ltd.	338,706	627,063
Transpacific Industries Group Ltd.†	74,078	-
United Group Ltd.	139,714	1,169,051
West Australian Newspapers Holdings Ltd.	338,499	1,193,155
Wotif.com Holdings Ltd.	237,095	900,893

Total Australia		40,107,787

Austria - 0.6%
Flughafen Wien AG	20,359	825,285
Schoeller-Bleckmann Oilfield Equipment AG	12,003	437,736
Semperit AG Holding	16,864	450,851
Zumtobel AG	24,162	247,064

Total Austria		1,960,936

Belgium - 2.0%
Compagnie d’Entreprises CFE	10,429	416,905
Compagnie Maritime Belge S.A.	46,208	1,400,623
Euronav N.V.	129,128	2,403,482
EVS Broadcast Equipment S.A.	14,449	728,190
Omega Pharma S.A.	13,053	432,362
Tessenderlo Chemie N.V.	23,640	751,043

Total Belgium		6,132,605

Denmark - 0.4%
A/S Dampskibsselskabet Torm	84,149	855,881
Auriga Industries Class B	28,862	500,133

Total Denmark		1,356,014

Finland - 3.4%
Cargotec Corp. Class B	47,967	822,846
Citycon Oyj	239,753	625,499
F-Secure Oyj	115,054	398,610
Huhtamaki Oyj	76,883	792,624
Kemira Oyj	63,448	605,168
Lassila & Tikanoja Oyj	37,667	676,271
Orion Oyj Class B	103,545	1,622,302
Outotec Oyj	35,164	833,555
Poyry Oyj	34,614	490,854
Stockmann Oyj Abp Class B	26,978	572,151
Tieto Oyj	69,124	918,181
Uponor Oyj	73,560	868,767
YIT Oyj	118,225	1,227,130

Total Finland		10,453,958

France - 2.1%
Beneteau S.A.	68,281	742,251
Canal Plus	55,233	375,665
Derichebourg S.A.	139,184	367,026
Groupe Steria SCA(b)	28,557	523,525
Havas S.A.	188,420	462,503
Ingenico	16,784	320,172
IPSOS(b)	15,211	381,909
Rallye S.A.	55,393	1,465,366
Rubis	8,605	639,700
Saft Groupe S.A.	12,566	496,869
Sechilienne-Sidec	20,520	711,213

Total France		6,486,199

Germany - 3.3%
Alstria Office REIT-AG	85,154	668,871
Aurubis AG	44,908	1,300,118
Bauer AG	10,690	381,456
Bechtle AG	26,233	493,063
Carl Zeiss Meditec AG	31,588	443,069
Comdirect Bank AG	33,557	234,873
CTS Eventim AG	10,962	443,901
Demag Cranes AG	36,217	818,893
Deutz AG*	120,289	558,475
Gerresheimer AG	15,841	351,288
Gerry Weber International AG	13,280	334,731
Gildemeister AG	48,297	466,077
H&R WASAG AG	18,588	260,464
Indus Holding AG	33,891	511,976
Kontron AG	27,453	352,339
Krones AG	14,290	543,790
MLP AG	47,721	578,995
Pfeiffer Vacuum Technology AG	11,629	851,946
Sixt AG	20,417	494,004

Total Germany		10,088,329

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Hong Kong - 2.3%
China Pharmaceutical Group Ltd.	796,000	$409,809
China Travel International Investment Hong Kong Ltd.	3,058,000	674,728
Citic 1616 Holdings Ltd.	2,858,000	637,975
Dah Chong Hong Holdings Ltd.	2,870,000	803,595
Hongkong & Shanghai Hotels (The)	671,000	673,593
Kowloon Development Co., Ltd.	1,094,000	966,949
RREEF China Commercial Trust	678,000	236,205
Shenzhen Investment Ltd.	986,000	410,937
Shougang Concord International Enterprises Co., Ltd.	5,364,000	899,762
Silver Grant International	4,264,000	632,718
Sun Hung Kai & Co., Ltd.	740,189	470,853
Vitasoy International Holdings Ltd.	558,364	293,950

Total Hong Kong		7,111,074

Ireland - 0.9%
C&C Group PLC	194,440	649,101
FBD Holdings PLC	9,237	92,638
FBD Holdings PLC Redemption Shares*†	14,316	–
Fyffes PLC	32,298	14,950
Glanbia PLC	124,574	384,414
Greencore Group PLC	369,136	673,099
Paddy Power PLC	21,687	504,960
United Drug PLC	138,173	384,234

Total Ireland		2,703,396

Italy - 3.8%
Autostrada Torino-Milano SpA(b)	50,127	505,534
Azimut Holding SpA	37,952	359,591
Banca Popolare dell’Etruria e del Lazio	55,202	374,370
Banca Profilo SpA*	290,143	412,667
Biesse SpA*	44,575	300,424
Brembo SpA(b)	56,895	334,378
Buzzi Unicem SpA RSP	58,035	464,810
Cairo Communication SpA	82,238	219,052
Cementir Holding SpA	97,078	370,373
CIR-Compagnie Industriali Riunite SpA*	573,405	938,603
Cofide SpA*	451,841	287,417
Enia SpA	66,497	472,423
Fiat SpA RSP	82,866	507,353
Fondiaria-Sai SpA RSP	82,297	837,473
Immobiliare Grande Distribuzione	211,265	368,339
Impregilo SpA	210,655	732,040
Industria Macchine Automatiche SpA	23,150	406,217
Italcementi SpA RSP	89,122	523,154
Maire Tecnimont SpA	242,445	790,652
MARR SpA	49,146	379,141
Piaggio & C. SpA	229,248	459,823
Recordati SpA	169,437	1,046,896
Safilo Group SpA*	910,351	565,030

Total Italy		11,655,760

Japan - 31.8%
ADEKA Corp.	90,500	865,746
Aica Kogyo Co., Ltd.	85,100	833,492
Aiful Corp.	259,300	997,049
Amano Corp.	108,800	1,064,489
Avex Group Holdings, Inc.	89,400	838,545
Canon Electronics, Inc.	42,400	616,544
Capcom Co., Ltd.	34,600	622,538
Central Glass Co., Ltd.	232,000	923,335
Century Tokyo Leasing Corp.	51,510	586,184
Circle K Sunkus Co., Ltd.	68,700	1,072,314
Daifuku Co., Ltd.	114,000	811,712
Daishi Bank Ltd. (The)	171,000	700,057
DCM Japan Holdings Co., Ltd.	117,300	803,600
Denki Kagaku Kogyo K.K.	321,000	894,947
DIC Corp.	615,000	962,481
DOWA Holding Co., Ltd.	171,000	712,463
Duskin Co., Ltd.	45,200	766,411
Ezaki Glico Co., Ltd.	75,000	751,671
Fancl Corp.	70,000	852,464
Fukuyama Transporting Co., Ltd.	241,000	1,074,053
Fuyo General Lease Co., Ltd.	27,600	615,018
Goldcrest Co., Ltd.	38,720	1,021,324
Gunze Ltd.	177,000	788,827
H2O Retailing Corp.	131,000	745,391
Hanwa Co., Ltd.	199,000	746,624
Heiwa Corp.	124,000	1,434,254
Heiwa Real Estate Co., Ltd.	162,000	530,570
Hikari Tsushin, Inc.	38,700	872,390
Hitachi Cable Ltd.	269,000	861,491
Hitachi Capital Corp.	67,200	910,301
Hitachi Koki Co., Ltd.	112,400	987,876
Hitachi Kokusai Electric, Inc.	124,000	821,226
Hitachi Maxell Ltd.	64,500	801,529
Hitachi Software Engineering Co., Ltd.	40,000	684,459
Hitachi Transport System Ltd.	80,000	931,958
Hokkoku Bank Ltd. (The)	169,000	621,807
Hokuetsu Paper Mills Ltd.	201,500	996,170
Hyakugo Bank Ltd. (The)	143,000	706,960
Hyakujushi Bank Ltd. (The)	135,000	650,619
IBJ Leasing Co., Ltd.	42,700	590,812
Inaba Denki Sangyo Co., Ltd.	18,300	426,750
IT Holdings Corp.	38,800	689,259
Ito En Ltd.(b)	76,500	1,087,024
Izumi Co., Ltd.	44,200	546,974
Japan Securities Finance Co., Ltd.	79,600	671,549
JFE Shoji Holdings, Inc.	187,000	691,911
Juroku Bank Ltd. (The)	196,000	694,740
Kaken Pharmaceutical Co., Ltd.	135,000	1,203,296
Kandenko Co., Ltd.	116,000	859,616
Keiyo Bank Ltd. (The)	116,000	607,141
Kiyo Holdings, Inc.	563,000	717,718
Kokuyo Co., Ltd.	70,300	614,947
Komeri Co., Ltd.	29,900	661,621
Komori Corp.	62,600	749,370
Kose Corp.	30,900	651,723
KUREHA Corp.	138,000	730,870
Kyowa Exeo Corp.	84,000	835,778
Lion Corp.	154,000	713,458
Meitec Corp.(b)	34,400	593,983
Miraca Holdings, Inc.	42,700	1,044,432
Miura Co., Ltd.	40,200	895,787
Mochida Pharmaceutical Co., Ltd.	93,000	894,481
Moshi Moshi Hotline, Inc.	28,100	583,930
Musashino Bank Ltd. (The)	21,400	718,619
Nachi-Fujikoshi Corp.	349,000	716,194
Nagase & Co., Ltd.	77,000	773,312
NHK Spring Co., Ltd.	158,000	1,059,501
Nichirei Corp.	236,000	927,025
Nidec Sankyo Corp.	132,000	625,216
Nifco, Inc.	60,500	938,053
Nippon Kayaku Co., Ltd.	159,000	1,097,518
Nippon Paint Co., Ltd.	177,000	911,738
Nippon Shokubai Co., Ltd.	117,000	896,129
Nippon Suisan Kaisha Ltd.	351,000	920,381
Nissin Kogyo Co., Ltd.	66,700	850,989
NOF Corp.	221,000	891,009

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
NS Solutions Corp.	42,700	$684,634
Ogaki Kyoritsu Bank Ltd. (The)	119,000	540,208
Okasan Securities Group, Inc.	6,000	30,098
Okinawa Electric Power Co., Inc. (The)	19,100	1,029,383
Okumura Corp.	219,000	853,438
Onward Holdings Co., Ltd.	154,000	992,776
OSAKA Titanium Technologies Co.	18,200	667,751
Otsuka Corp.	14,000	747,266
PanaHome Corp.	130,000	792,248
Park24 Co., Ltd.	150,700	1,355,730
Plenus Co., Ltd.	41,700	609,390
Point, Inc.	23,670	1,270,774
Rengo Co., Ltd.	142,000	913,945
Resorttrust, Inc.	65,000	687,827
Ryohin Keikaku Co., Ltd.	14,500	611,650
Ryosan Co., Ltd.	25,000	588,174
Saibu Gas Co., Ltd.	148,000	383,479
Sangetsu Co., Ltd.	22,800	500,969
Sankyu, Inc.	213,000	838,887
Sanwa Holdings Corp.	264,000	943,981
Sanyo Shokai Ltd.	192,000	656,682
Seino Holdings Corp.	127,000	1,056,962
Shimachu Co., Ltd.	26,400	555,444
Sohgo Security Services Co., Ltd.	57,500	605,483
Star Micronics Co., Ltd.	76,500	735,783
Sumitomo Bakelite Co., Ltd.	211,000	1,060,631
Sumitomo Osaka Cement Co., Ltd.	420,000	909,779
Sumitomo Real Estate Sales Co., Ltd.	17,120	828,630
Sumitomo Warehouse Co., Ltd. (The)	186,000	840,504
Tadano Ltd.	131,000	625,911
Taiyo Ink Manufacturing Co., Ltd.	37,200	823,154
Takara Holdings, Inc.(b)	147,000	900,420
Takasago Thermal Engineering Co., Ltd.	103,000	928,745
Takefuji Corp.(b)	220,110	1,204,520
Toagosei Co., Ltd.	286,000	788,475
Toda Corp.	211,000	861,626
Tokai Carbon Co., Ltd.	114,000	596,673
Tokai Rika Co., Ltd.	50,800	810,294
Tokai Rubber Industries, Inc.	80,900	849,372
Tokyo Tomin Bank Ltd. (The)	44,800	858,065
Toppan Forms Co., Ltd.	65,600	841,034
Toshiba Machine Co., Ltd.	186,000	688,211
Toyo Corp./Chuo-Ku	56,500	550,448
Toyo Ink Manufacturing Co., Ltd.	269,000	981,375
Toyobo Co., Ltd.	383,000	623,216
Yaskawa Electric Corp.	116,000	771,851
Yokogawa Electric Corp.	149,900	1,009,846

Total Japan		98,567,485

Jersey - 0.2%
Beazley PLC	453,009	725,522

Netherlands - 3.6%
Aalberts Industries N.V.	84,946	666,046
Arcadis N.V.	48,475	805,383
BinckBank N.V.	61,170	773,917
CSM	54,240	800,359
Eurocommercial Properties N.V.	38,758	1,193,288
Exact Holding N.V.	16,025	387,736
Grontmij CVA	22,667	521,420
Kardan N.V.*	101,437	580,505
Koninklijke BAM Groep N.V.	175,037	1,419,817
Mediq N.V.	41,022	520,733
Nutreco Holding N.V.	26,906	1,048,598
Sligro Food Group N.V.	24,816	651,435
Smit Internationale N.V.	16,891	1,000,046
TKH Group N.V.	17,066	236,983
Wavin N.V.	126,104	504,108

Total Netherlands		11,110,374

New Zealand - 2.1%
Auckland International Airport Ltd.	782,347	815,955
Fisher & Paykel Healthcare Corp., Ltd.	624,068	1,180,472
Freightways Ltd.	164,596	301,750
Infratil Ltd.	460,504	519,067
Mainfreight Ltd.	192,958	527,493
Sky City Entertainment Group Ltd.	604,694	1,049,812
Sky Network Television Ltd.	223,449	602,161
Tower Ltd.	190,896	213,936
Vector Ltd.	752,650	994,636
Warehouse Group Ltd. (The)	166,397	405,298

Total New Zealand		6,610,580

Norway - 0.5%
Kongsberg Gruppen AS	47,600	584,226
Scana Industrier	32	29
Sparebank 1 SMN	76,548	505,440
Veidekke ASA	68,190	334,776

Total Norway		1,424,471

Portugal - 1.0%
BANIF SGPS S.A.	133,003	227,599
Mota Engil, SGPS, S.A.(b)	177,551	804,406
Portucel-Empresa Produtora De Pasta e Papel, S.A.	228,090	558,279
REN - Redes Energeticas Nacionais S.A.	157,069	671,954
Semapa-Sociedade de Investimento e Gestao	97,738	793,764

Total Portugal		3,056,002

Singapore - 5.8%
Allgreen Properties Ltd.	945,000	659,447
Cityspring Infrastructure Trust	801,000	362,494
CSE Global Ltd.	1,500,000	559,643
First Ship Lease Trust	1,747,000	736,290
Goodpack Ltd.	713,000	450,751
Guocoland Ltd.	403,102	448,402
Hi-P International Ltd.	712,000	295,160
Hong Leong Asia Ltd.	631,000	653,954
Hyflux Ltd.	423,000	642,968
Jaya Holdings Ltd.(b)	3,435,000	818,790
K1 Ventures Ltd.	2,109,000	218,572
Kim Eng Holdings Ltd.	329,000	422,800
KS Energy Services Ltd.	744,000	606,571
Lippo-Mapletree Indonesia Retail Trust	1,595,000	391,215
MobileOne Ltd.	1,009,800	1,067,464
Pacific Century Regional Developments Ltd.	1,299,000	179,500
Parkway Life Real Estate Investment Trust	458,000	292,707
Singapore Airport Terminal Services Ltd.(a)	707,000	1,064,884
Singapore Post Ltd.	2,080,000	1,286,213
Straits Asia Resources Ltd.	1,318,000	1,593,602
Tat Hong Holdings Ltd.	1,180,000	790,825
United Engineers Ltd.	580,000	665,216
UOB-Kay Hian Holdings Ltd.	563,000	521,242
Venture Corp., Ltd.	341,000	1,644,509
Wheelock Properties Singapore Ltd.	834,000	950,772
Wing Tai Holdings Ltd.	644,000	600,684

Total Singapore		17,924,675

Spain - 1.8%
Campofrio Food S.A.	48,082	428,258
Duro Felguera S.A.	88,104	797,085

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree International SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
FAES FARMA S.A.	66,574	$402,468
Grupo Empresarial Ence S.A.*	160,164	426,843
La Seda de Barcelona S.A. Class B*†	160,685	76,631
NH Hoteles S.A.	163,296	699,739
Realia Business S.A.*	185,044	454,216
Sol Melia S.A.	118,448	697,793
Tubacex S.A.	134,334	469,175
Tubos Reunidos S.A.	174,587	484,871
Viscofan S.A.	31,840	678,838

Total Spain		5,615,917

Sweden - 5.0%
AarhusKarlshamn AB	39,411	493,410
Avanza Bank Holding AB	28,664	444,878
Axfood AB	39,418	849,630
Cardo AB	22,253	481,085
Castellum AB	147,140	932,462
Clas Ohlson AB Class B	65,892	931,249
Elekta AB Class B	26,839	391,438
Fabege AB	192,470	648,369
Hufvudstaden AB Class A	108,499	670,780
Intrum Justitia AB	76,792	735,921
KappAhl Holding AB	209,593	906,234
Klovern AB	191,166	446,589
Kungsleden AB	97,889	449,783
Lindab International AB	67,263	546,935
Loomis AB Class B	55,013	544,957
Mekonomen AB	34,367	511,212
NCC AB Class B	74,186	641,528
Peab AB	320,996	1,313,342
Saab AB Class B	59,967	456,650
Seco Tools Class B	67,686	598,423
SkiStar AB	31,104	401,453
SSAB AB Class B Series B	58,966	631,682
Svenska Handelsbanken AB Class B	17,354	327,018
Wallenstam AB Class B	40,874	419,404
Wihlborgs Fastigheter AB	45,491	609,161

Total Sweden		15,383,593

Switzerland - 0.2%
Bucher Industries AG	6,961	697,668

United Kingdom - 16.3%
Arriva PLC	144,901	968,838
Ashtead Group PLC	482,071	450,537
Atkins WS PLC	81,305	798,027
BBA Aviation PLC	343,683	645,233
BlueBay Asset Management PLC	102,250	356,567
Bodycote PLC	247,087	521,869
Brewin Dolphin Holdings PLC	238,361	513,252
Brit Insurance Holdings PLC	387,573	1,204,743
Britvic PLC	166,098	763,172
Carpetright PLC	64,866	599,286
Chaucer Holdings PLC	1,181,999	841,894
Chemring Group PLC	10,847	387,635
Cineworld Group PLC	142,299	334,528
Computacenter PLC	157,087	530,332
Croda International PLC	69,669	612,108
Dairy Crest Group PLC	156,573	827,706
Davis Service Group PLC	174,520	958,506
De La Rue PLC	63,572	953,758
DS Smith PLC	501,333	549,037
Electrocomponents PLC	618,012	1,432,515
Euromoney Institutional Investor PLC	72,004	241,903
F&C Asset Management PLC	652,128	749,085
Filtrona PLC	246,482	495,221
Forth Ports PLC	16,895	264,323
Game Group PLC	212,515	575,718
Go-Ahead Group PLC	34,659	680,372
Great Portland Estates PLC	122,574	444,094
Greggs PLC	75,998	466,524
Halfords Group PLC	172,441	883,901
Halma PLC	209,510	686,613
HMV Group PLC	468,172	869,312
Homeserve PLC	24,113	595,657
Hunting PLC	64,196	475,217
IG Group Holdings PLC	219,034	1,010,907
Intermediate Capital Group PLC	152,506	1,214,960
Interserve PLC	202,617	584,774
ITE Group PLC	280,291	463,905
Jardine Lloyd Thompson Group PLC	156,561	1,039,709
Keller Group PLC	45,567	415,357
Kesa Electricals PLC	402,360	735,515
Kier Group PLC	42,248	640,100
Laird PLC	187,903	479,644
Marshalls PLC	288,724	407,728
Marston’s PLC	421,117	823,551
Melrose PLC	495,373	750,540
Michael Page International PLC	180,380	707,742
Micro Focus International PLC	114,141	703,959
Millennium & Copthorne Hotels PLC	121,428	473,438
Misys PLC	303,955	863,480
Mitie Group PLC	174,269	615,604
Mondi PLC	251,246	856,492
Moneysupermarket.com Group PLC	289,796	233,853
Morgan Crucible Co.	365,260	571,452
Morgan Sindall PLC	45,850	521,761
Mothercare PLC	66,196	523,271
N. Brown Group PLC	196,519	695,011
National Express Group PLC	157,065	800,560
Northern Foods PLC	718,683	615,453
Northgate PLC	157,791	257,259
PayPoint PLC	56,187	451,323
Premier Farnell PLC	375,711	779,612
PV Crystalox Solar PLC	432,570	591,274
PZ Cussons PLC	221,345	720,842
Renishaw PLC	70,448	395,909
Restaurant Group PLC	189,447	446,147
Rightmove PLC	60,627	350,950
Rotork PLC	36,735	500,613
Schroders PLC Non-Voting Shares	41,828	461,526
Severfield-Rowen PLC	189,307	602,477
Shaftesbury PLC	69,491	345,326
Spectris PLC	75,259	683,531
Spirax-Sarco Engineering PLC	49,756	691,169
Sports Direct International PLC	446,518	601,147
St. James’s Place PLC	180,857	588,987
Sthree PLC	175,492	523,106
Tullett Prebon PLC	137,743	671,452
Ultra Electronics Holdings PLC	23,546	422,666
Victrex PLC	42,888	397,294
VT Group PLC	72,882	542,516
WH Smith PLC	103,927	715,844
Wincanton PLC	138,395	442,726

Total United Kingdom		50,609,945

TOTAL COMMON STOCKS (Cost: $383,398,562)		309,782,290

RIGHTS - 0.0%
Australia - 0.0%
FKP Property Group, expiring 7/17/09*	965,273	93,645

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Karaga Ltd., expiring 7/10/09*	89,036	$5,759

Total Australia		99,404

Spain - 0.0%
NH Hoteles S.A., expiring 7/14/09*	163,296	103,758

TOTAL RIGHTS (Cost: $0)		203,162

TOTAL LONG-TERM INVESTMENTS (Cost: $383,398,562)		309,985,452

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
MONEY MARKET FUND - 1.8%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $5,535,141)(d)	5,535,141	5,535,141

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $388,933,703)(e)		315,520,593
Liabilities in Excess of Foreign Currency and Other Assets - (1.9)%		(5,957,098)

NET ASSETS - 100.0%		$309,563,495

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $5,034,992 and the total market value of the collateral held by the Fund was $5,535,141.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Australia - 16.8%
Abacus Property Group	496,223	$148,433
Australand Property Group	486,296	188,710
Babcock & Brown Japan Property Trust	360,809	107,928
CFS Retail Property Trust	362,499	483,553
Commonwealth Property Office Fund	375,675	252,083
Dexus Property Group	849,686	515,196
FKP Property Group(a)	187,632	78,879
GPT Group	1,981,100	784,794
ING Office Fund	571,654	212,591
Lend Lease Corp., Ltd.	101,152	573,252
Macquarie Countrywide Trust	613,663	270,383
Macquarie Office Trust	1,325,884	225,101
Stockland	408,341	1,059,696
Westfield Group	360,702	3,318,516

Total Australia		8,219,115

Belgium - 0.8%
Cofinimmo	3,548	413,058

Finland - 0.3%
Citycon Oyj	54,645	142,565

France - 13.3%
Fonciere Des Regions	11,887	893,439
Gecina S.A.	22,384	1,384,604
ICADE	7,449	611,594
Klepierre	31,724	818,090
Mercialys S.A.	9,083	280,286
Societe Immobiliere de Location pour l’Industrie et le Commerce	3,485	307,226
Unibail-Rodamco SE	14,880	2,215,712

Total France		6,510,951

Germany - 0.7%
Alstria Office REIT-AG	17,929	140,830
Deutsche Euroshop AG	5,858	180,357

Total Germany		321,187

Hong Kong - 27.5%
Champion Real Estate Investment Trust(b)	1,284,000	420,818
Cheung Kong Holdings Ltd.	179,238	2,060,646
China Overseas Land & Investment Ltd.	212,400	493,313
GZI Real Estate Investment Trust	403,233	131,115
Hang Lung Group Ltd.	81,649	384,538
Hang Lung Properties Ltd.	326,283	1,079,885
Henderson Land Development Co., Ltd.	140,320	804,798
Hopewell Holdings Ltd.	90,500	283,759
Hysan Development Co., Ltd.	111,115	285,313
Kowloon Development Co., Ltd.	196,398	173,589
Link REIT (The)	270,946	578,247
New World Development Ltd.	265,125	479,617
Regal Real Estate Investment Trust	1,377,000	198,997
Shenzhen Investment Ltd.	402,000	167,542
Sino Land Co.	454,305	752,676
Sino-Ocean Land Holdings Ltd.	194,500	222,607
Sun Hung Kai Properties Ltd.	194,871	2,433,986
Sunlight Real Estate Investment Trust	810,000	158,863
Swire Pacific Ltd. Class A	81,959	826,987
Swire Pacific Ltd. Class B	227,298	435,236
Wharf Holdings Ltd.	224,545	951,775
Wheelock & Co., Ltd.	42,231	108,874

Total Hong Kong		13,433,181

Japan - 17.0%
Aeon Mall Co., Ltd.	5,196	98,982
DA Office Investment Corp.	132	363,364
Daito Trust Construction Co., Ltd.	8,200	387,542
Daiwa House Industry Co., Ltd.	41,000	441,934
Frontier Real Estate Investment Corp.	28	179,054
Fukuoka REIT Corp.	29	130,145
Japan Excellent, Inc.	44	186,516
Japan Logistics Fund, Inc.	21	140,167
Japan Prime Realty Investment Corp.	139	301,093
Japan Real Estate Investment Corp.	58	481,505
Japan Retail Fund Investment Corp.	81	374,421
Kenedix Realty Investment Corp.	58	200,777
MID REIT, Inc.	73	162,895
Mitsubishi Estate Co., Ltd.	37,589	627,620
Mitsui Fudosan Co., Ltd.	32,308	563,552
Mori Hills REIT Investment Corp.	34	128,973
Mori Trust Sogo REIT, Inc.	31	220,729
Nippon Accommodations Fund, Inc.	26	116,681
Nippon Building Fund, Inc.	77	659,191
Nippon Commercial Investment Corp.	113	217,134
Nippon Residential Investment Corp.	69	170,274
Nomura Real Estate Holdings, Inc.	10,265	177,671
Nomura Real Estate Office Fund, Inc.	51	324,548
Orix JREIT, Inc.	53	242,794
Premier Investment Corp.	43	153,309
Sumitomo Real Estate Sales Co., Ltd.	2,766	133,878
Sumitomo Realty & Development Co., Ltd.	15,279	280,449
Tokyo Tatemono Co., Ltd.	30,751	171,786
Tokyu Land Corp.	30,168	137,575
Tokyu REIT, Inc.	31	167,715
Top REIT, Inc.	39	150,769
United Urban Investment Corp.	53	227,414

Total Japan		8,320,457

Netherlands - 4.1%
Corio N.V.	14,432	701,624
Eurocommercial Properties N.V.	8,499	261,669
Nieuwe Steen Investments Funds N.V.	14,202	219,125
VastNed Offices	9,936	146,057
VastNed Retail N.V.	5,400	268,131
Wereldhave N.V.	5,224	388,354

Total Netherlands		1,984,960

New Zealand - 0.9%
AMP NZ Office Trust	247,036	112,021
Goodman Property Trust	303,937	179,170
Kiwi Income Property Trust	242,584	141,431

Total New Zealand		432,622

Singapore - 8.3%
Ascendas Real Estate Investment Trust	420,901	462,385
Ascott Residence Trust	285,000	133,900
Cambridge Industrial Trust	483,280	116,867
CapitaCommercial Trust(b)	530,635	300,633
CapitaLand Ltd.	236,589	606,450
CapitaMall Trust	510,786	494,076
CDL Hospitality Trusts	371,432	213,002
City Developments Ltd.(b)	29,103	172,525
Frasers Centrepoint Trust	202,432	120,982
Frasers Commercial Trust	650,070	107,795
Keppel Land Ltd.	91,168	139,207
Lippo-Mapletree Indonesia Retail Trust	484,934	118,943
Mapletree Logistics Trust	621,285	238,237
Singapore Land Ltd.	49,544	183,135
Starhill Global REIT	355,526	155,981
Suntec Real Estate Investment Trust	583,828	346,904

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International Real Estate Fund

June 30, 2009

Investments	Shares	U.S. $ Value
UOL Group Ltd.	68,000	$155,042

Total Singapore		4,066,064

Sweden - 1.5%
Castellum AB	38,550	244,301
Fabege AB	43,988	148,181
Hufvudstaden AB Class A	33,150	204,945
Wihlborgs Fastigheter AB	11,657	156,097

Total Sweden		753,524

United Kingdom - 7.9%
British Land Co. PLC	120,715	759,414
Derwent London PLC	10,602	163,250
Hammerson PLC	71,918	363,605
Land Securities Group PLC	159,737	1,239,683
Segro PLC	3,349,855	1,337,802

Total United Kingdom		3,863,754

TOTAL COMMON STOCKS (Cost: $77,173,344)		48,461,438

RIGHTS - 0.1%
Australia - 0.1%
FKP Property Group, expiring 7/17/09*	437,361	42,430
ING Office, expiring 7/10/09*	173,772	1,405

TOTAL RIGHTS (Cost: $0)		43,835

TOTAL LONG-TERM INVESTMENTS (Cost: $77,173,344)		48,505,273

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(c) (Cost: $57,841)	57,841	57,841

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
MONEY MARKET FUND - 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(d) (Cost: $375,010)(e)	375,010	375,010

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $77,606,195)(f)		48,938,124
Liabilities in Excess of Foreign Currency and Other Assets - (0.1)%		(36,828)

NET ASSETS - 100.0%		$48,901,296

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(d)	Interest rates shown reflect yields as of June 30, 2009.

(e)	At June 30, 2009, the total market value of the Fund’s securities on loan was $325,485 and the total market value of the collateral held by the Fund was $375,010.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 101.2%
Argentina - 0.1%
Petrobras Energia Participaciones S.A., ADR*	68,227	$405,268

Brazil - 12.8%
AES Tiete S.A.	101,392	954,010
Banco do Brasil S.A.	740,400	7,990,336
Cia de Saneamento Basico do Estado de Sao Paulo	67,900	1,013,407
Cia Energetica de Minas Gerais	106,332	1,097,068
Cia Siderurgica Nacional S.A.	235,000	5,230,483
CPFL Energia S.A.	202,498	3,280,596
EDP - Energias do Brasil S.A.	46,200	626,357
Equatorial Energia S.A.	65,700	529,676
Iochpe Maxion S.A.	25,900	188,587
Light S.A.	155,880	2,142,773
Positivo Informatica S.A.	16,300	86,000
Redecard S.A.	184,500	2,824,268
Souza Cruz S.A.	99,520	2,850,320
Telecomunicacoes de Sao Paulo S.A.	134,698	2,817,262
Tractebel Energia S.A.	215,298	2,054,328

Total Brazil		33,685,471

Chile - 2.8%
Banco de Chile	27,972,090	1,987,664
Banco de Credito e Inversiones	70	1,766
Banco Santander Chile	47,711,156	2,146,441
Cia General de Electricidad	23,000	157,591
CorpBanca S.A.	100,053,860	587,610
Lan Airlines S.A.	85,523	1,021,124
Madeco S.A.	11,267,831	774,166
Quinenco S.A.	370,007	679,072

Total Chile		7,355,434

China - 0.6%
Jiangsu Expressway Co., Ltd. Class H	368,000	270,181
Shanghai Forte Land Co. Class H	966,000	295,407
Zhejiang Expressway Co., Ltd. Class H	1,286,000	1,020,497

Total China		1,586,085

Czech Republic - 5.4%
CEZ AS	160,000	7,191,060
Komercni Banka AS	13,019	1,797,152
Telefonica O2 Czech Republic AS	193,505	4,403,236
Unipetrol *	150,000	913,981

Total Czech Republic		14,305,429

Hungary - 0.8%
Magyar Telekom Telecommunications PLC	678,313	1,993,833

Indonesia - 1.0%
Aneka Tambang Tbk PT	4,964,000	984,776
Astra Agro Lestari Tbk PT	456,000	752,740
Berlian Laju Tanker Tbk PT	1,038,500	86,478
Indo Tambangraya Megah PT	392,500	767,120

Total Indonesia		2,591,114

Israel - 5.4%
Alony Hetz Properties & Investments Ltd.	27,007	65,287
Bezeq Israeli Telecommunication Corp., Ltd.	1,166,764	2,160,040
Clal Industries and Investments	56,354	214,549
Discount Investment Corp.	141,073	2,573,924
Elbit Imaging Ltd.*	10,282	201,888
Gazit-Globe Ltd.	32,784	208,999
Israel Chemicals Ltd.	513,052	5,103,635
Israel Discount Bank Ltd. Class A	256,464	336,803
Koor Industries Ltd.	23,123	532,150
Oil Refineries Ltd.	575,373	264,097
Partner Communications Co., Ltd.	74,003	1,265,480
Shufersal Ltd.	224,859	832,567
Strauss Group Ltd.	50,052	530,316

Total Israel		14,289,735

Malaysia - 6.4%
Batu Kawan Bhd	97,600	245,735
Berjaya Sports Toto Bhd	380,500	546,664
British American Tobacco Malaysia Bhd	89,400	1,138,165
Gamuda Bhd	682,600	537,924
Hong Leong Financial Group Bhd	140,600	197,600
Kuala Lumpur Kepong Bhd	317,800	1,075,909
Lafarge Malayan Cement Bhd	239,200	401,502
Malaysian Bulk Carriers Bhd	651,100	566,818
Petronas Dagangan Bhd	275,500	654,460
Petronas Gas Bhd	542,400	1,512,239
Public Bank Bhd	1,153,197	2,969,113
Sime Darby Bhd	1,771,800	3,503,275
Telekom Malaysia Bhd	1,812,600	1,510,930
UMW Holdings Bhd	364,300	616,667
YTL Power International Bhd	2,221,265	1,364,988

Total Malaysia		16,841,989

Mexico - 1.0%
Embotelladoras Arca S.A.B de C.V.	149,000	350,715
Grupo Aeroportuario del Centro Norte S.A.B de C.V. Class B	127,500	163,607
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	183,900	469,446
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	100,200	392,424
Kimberly-Clark de Mexico S.A.B de C.V. Class A	323,096	1,232,746

Total Mexico		2,608,938

Philippines - 2.0%
Globe Telecom, Inc.	52,358	1,033,561
Philippine Long Distance Telephone Co.	84,588	4,209,626

Total Philippines		5,243,187

Poland - 2.6%
Cyfrowy Polsat S.A.	76,071	366,846
Polski Koncern Naftowy Orlen	127,035	1,052,822
Polskie Gornictwo Naftowe I Gazownictwo S.A.	1,488,679	1,898,819
Telekomunikacja Polska S.A.	689,049	3,327,212
TVN S.A.	81,168	255,511

Total Poland		6,901,210

Russia - 1.2%
Mechel, ADR*	320,803	2,678,705
TMK OAO,GDR	38,281	396,591

Total Russia		3,075,296

South Africa - 14.5%
ABSA Group Ltd.	207,657	2,957,885
Aeci Ltd.	28,101	169,206
African Bank Investments Ltd.	350,713	1,261,159
ArcelorMittal South Africa Ltd.	160,819	1,988,762
Astral Foods Ltd.	18,961	234,358
Barloworld Ltd.	65,036	326,759
FirstRand Ltd.	1,584,715	2,885,218
Foschini Ltd.	80,708	525,164
Grindrod Ltd.	216,176	397,501

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets Equity Income Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Growthpoint Properties Ltd.	591,857	$996,328
Highveld Steel And Vanadium Corp., Ltd.	111,057	920,382
Impala Platinum Holdings Ltd.	264,635	5,840,989
Imperial Holdings Ltd.	61,205	462,059
Investec Ltd.	98,489	540,749
Kumba Iron Ore Ltd.	195,643	4,585,482
Lewis Group Ltd.	41,533	259,228
Massmart Holdings Ltd.	57,193	592,482
Metropolitan Holdings Ltd.	272,037	410,389
Nedbank Group Ltd.	165,855	2,105,805
Pangbourne Properties Ltd.	162,525	290,430
Pretoria Portland Cement Co., Ltd.	236,739	889,630
Rainbow Chicken Ltd.	80,587	166,861
Real Africa Holdings Ltd.	127,693	41,338
Remgro Ltd.	129,057	1,238,513
Reunert Ltd.	84,120	475,037
RMB Holdings Ltd.	375,148	1,139,167
Sanlam Ltd.	672,645	1,505,122
Santam Ltd.	37,062	407,934
Sappi Ltd.	174,649	513,374
Telkom S.A. Ltd.*	564,880	2,778,134
Tiger Brands Ltd.	48,210	899,587
Woolworths Holdings Ltd.	330,902	554,896

Total South Africa		38,359,928

South Korea - 2.7%
Daehan Steel Co., Ltd.	31,530	324,222
Daishin Securities Co., Ltd.	21,780	266,704
Macquarie Korea Infrastructure Fund	149,400	579,329
Meritz Securities Co., Ltd.	68,000	60,049
Seah Besteel Corp.	6,430	85,299
SK Telecom Co., Ltd.	2,224	303,761
SK Telecom Co., Ltd., ADR	176,439	2,673,051
S-Oil Corp.	51,536	2,301,816
Woori Investment & Securities Co., Ltd.	47,950	564,583

Total South Korea		7,158,814

Taiwan - 32.0%
Ability Enterprise Co., Ltd.	192,234	235,532
AcBel Polytech, Inc.	89,000	51,268
Acer, Inc.	728,000	1,266,955
Advanced Semiconductor Engineering, Inc.	2,703,000	1,561,166
Advantech Co., Ltd.	212,492	301,154
Alpha Networks, Inc.	203,995	170,669
Altek Corp.	111,141	151,756
Asia Cement Corp.	962,480	1,026,724
Asia Optical Co., Inc.	100,470	173,013
AU Optronics Corp.	2,936,000	2,863,517
Aurora Corp.	23,000	20,539
Avermedia Technologies, Inc.	46,000	47,949
Chang Hwa Commercial Bank	1,532,000	670,046
China Steel Chemical Corp.	91,050	181,212
China Steel Corp.	7,307,038	6,280,356
China Synthetic Rubber Corp.	161,000	145,003
Chinese Maritime Transport Ltd.	87,000	222,737
Chong Hong Construction Co.	60,000	132,399
Chroma ATE, Inc.	162,388	168,278
Chung Hsin Electric & Machinery Manufacturing Corp.*	175,000	89,340
Chung Hwa Pulp Corp.	243,000	81,469
Chunghwa Picture Tubes	4,661,000	610,860
Chunghwa Telecom Co., Ltd.	3,382,333	6,752,295
Compal Communications, Inc.	427,647	351,919
Compal Electronics, Inc.	1,825,909	1,483,099
Continental Engineering Corp.	426,000	144,770
CTCI Corp.	237,992	210,356
Delta Electronics, Inc.	883,160	2,005,347
Depo Auto Parts Industries Co., Ltd.	81,000	143,188
D-Link Corp.	251,200	204,421
Far EasTone Telecommunications Co., Ltd.	1,398,209	1,638,559
Faraday Technology Corp.	152,947	221,892
Feng Hsin Iron & Steel Co.	175,000	259,486
First Financial Holding Co., Ltd.	2,907,000	1,736,580
Formosa Chemicals & Fibre Corp.*	3,725,000	5,608,504
Formosa Petrochemical Corp.*	3,975,000	9,474,093
Formosa Plastics Corp.	3,302,000	5,887,443
Formosa Taffeta Co., Ltd.	1,286,000	877,976
Fortune Electric Co., Ltd.	40,000	39,561
Gemtek Technology Corp.	78,678	126,614
GeoVision, Inc.*	17,000	77,202
Greatek Electronics, Inc.	275,520	215,394
HannStar Display Corp.	2,808,000	569,131
Highwealth Construction Corp.	299,976	296,227
Holtek Semiconductor, Inc.	110,203	109,498
Holystone Enterprise Co., Ltd.	140,685	124,777
Hotai Motor Co., Ltd.	21,000	45,443
Hsin Kuang Steel Co., Ltd.	70,000	48,857
Huaku Development Co., Ltd.	73,000	173,545
Hung Poo Real Estate Development Corp.	84,000	105,480
Inventec Appliances Corp.	352,595	348,189
Inventec Co., Ltd.	963,300	556,371
Kinsus Interconnect Technology Corp.	160,515	267,607
KYE Systems Corp.	151,293	121,505
LEE Chang Yung Chem Industries Corp.	351,960	304,117
LITE-ON IT Corp.	341,910	200,602
Lite-On Technology Corp.	1,275,273	1,107,750
Macronix International	1,185,864	538,536
Mega Financial Holding Co., Ltd.	5,097,000	2,345,770
Merida Industry Co., Ltd.	47,000	74,489
Mitac International	756,758	302,150
Mitac Technology Corp.	180,000	97,653
Nan Ya Plastics Corp.*	5,378,000	6,982,713
Nan Ya Printed Circuit Board Corp.	450,000	1,213,807
Novatek Microelectronics Corp., Ltd.	341,000	814,825
Oriental Union Chemical Corp.	432,000	244,243
Powertech Technology, Inc.	160,000	334,045
Quanta Computer, Inc.	1,228,703	1,984,799
Radiant Opto-Electronics Corp.	182,730	209,964
Shih Wei Navigation Co., Ltd.	202,975	309,937
Siliconware Precision Industries Co.	1,923,130	2,230,268
Silitech Technology Corp.	48,160	87,190
Sincere Navigation	259,325	292,442
Sonix Technology Co., Ltd.	60,716	106,221
TA Chen Stainless Pipe	278,000	197,422
Taiwan Cement Corp.	918,000	878,549
Taiwan Secom Co., Ltd.	186,000	287,418
Teco Electric and Machinery Co., Ltd.	820,000	327,400
Test-Rite International Co.	3,000	1,390
Ton Yi Industrial Corp.	546,000	216,336
Tsann Kuen Enterprise Co., Ltd.	70,000	50,030
TSRC Corp.	402,000	490,094
Tung Ho Steel Enterprise Corp.	484,000	461,725
U-Ming Marine Transport Corp.	607,000	1,184,029
Unimicron Technology Corp.	480,670	369,183
Uni-President Enterprises Corp.	1,142,450	1,176,922
United Microelectronics Corp.	4,472,000	1,499,299

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Emerging Markets Equity Income Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Universal Scientific Industrial Co., Ltd.	657,486	$235,461
UPC Technology Corp.	310,239	131,433
Wah Lee Industrial Corp.	117,320	101,372
Yang Ming Marine Transport Corp.	966,571	346,151
Yeun Chyang Industrial Co., Ltd.	121,968	91,448
Yungtay Engineering Co., Ltd.	74,000	41,274

Total Taiwan		84,545,728

Thailand - 4.7%
Advanced Info Service PCL	1,121,490	2,979,009
Airports of Thailand PCL	722,800	567,505
Asian Property Development PCL	466,800	65,218
Bangkok Expressway PCL	325,288	159,446
BEC World PCL	650,100	398,799
Electricity Generating PCL	196,098	428,803
Esso Thailand PCL	1,292,000	231,324
Glow Energy PCL	435,600	434,705
Kiatnakin Bank PCL	332,598	161,076
Kim Eng Securities Thailand PCL	104,600	39,605
Krung Thai Bank PCL	3,090,200	793,638
Precious Shipping PCL	821,196	400,113
PTT Chemical PCL	529,300	811,738
Quality Houses PCL	1,888,100	80,357
Ratchaburi Electricity Generating Holding PCL	463,996	517,518
Shin Corp. PCL	1,054,000	621,820
Siam Cement PCL	322,996	1,469,456
Siam City Bank PCL	466,900	223,377
Siam City Cement PCL	23,152	114,163
Siam Makro PCL	43,400	92,354
Thai Oil PCL	792,794	826,070
Thai Union Frozen Products PCL	275,184	191,425
Thanachart Capital PCL	526,200	211,592
Tisco Financial Group PCL	285,482	154,179
Total Access Communication PCL	560,700	538,976

Total Thailand		12,512,266

Turkey - 5.2%
Anadolu Hayat Emeklilik A.S.	75,488	120,392
Anadolu Sigorta	184,649	155,056
Arcelik A.S.*	211,143	320,247
Dogus Otomotiv Servis ve Ticaret A.S.*	45,457	109,485
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	215,289	197,603
Ford Otomotiv Sanayi A.S.	248,742	971,522
Tupras Turkiye Petrol Rafine	162,789	1,992,210
Turcas Petrolculuk A.S.	25,156	65,502
Turk Hava Yollari	259,164	391,395
Turk Telekomunikasyon As	1,736,404	5,448,162
Turkcell Iletisim Hizmet As	684,301	3,808,601
Turkiye Is Bankasi Class C	1	3
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	108,248	147,976

Total Turkey		13,728,154

TOTAL COMMON STOCKS
(Cost: $280,095,100)		267,187,879

WARRANTS - 0.0%
Thailand - 0.0%
Ticon Industrial Connection PCL, expiring 5/22/11*	44,483	1,083
Ticon Industrial Connection PCL, expiring 1/22/14*	69,333	631

TOTAL WARRANTS (Cost: $0)		1,714

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $280,095,100)(a)		267,189,593
Liabilities in Excess of Foreign Currency and Other Assets - (1.2)%		(3,235,562)

NET ASSETS - 100.0%		$263,954,031

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 100.7%
Argentina - 0.5%
Petrobras Energia Participaciones S.A., ADR*	47,538	$522,352

Brazil - 5.1%
AES Tiete S.A.	135,200	1,272,113
American Banknote S.A.	6,500	49,584
Amil Participacoes S.A.	31,100	149,803
Brookfield Incorporacoes S.A.	66,600	145,108
Cia de Saneamento de Minas Gerais-COPASA	34,022	440,769
Cia Paranaense de Energia	100	1,342
Drogasil S.A.	4,200	40,161
Equatorial Energia S.A.	74,900	603,847
Estacio Participacoes S.A.	1,400	12,930
Gafisa S.A.	10,300	84,879
Iguatemi Empresa de Shopping Centers S.A.	18,900	180,340
Industrias Romi S.A.	22,197	98,424
Iochpe Maxion S.A.	26,800	195,140
Localiza Rent A CAR	18,900	116,690
Log-In Logistica Intermodal S.A.	17,600	77,232
Lojas Renner S.A.	11,300	125,120
M Dias Branco S.A.	7,099	105,047
MRV Engenharia e Participacoes S.A.	12,200	165,339
Obrascon Huarte Lain Brasil S.A.	18,962	208,023
Odontoprev S.A.	1,900	28,610
PDG Realty S.A. Empreendimentos e Participacoes	12,100	127,927
Porto Seguro S.A.	29,400	231,024
Positivo Informatica S.A.	19,400	102,355
Rossi Residencial S.A.	30,000	126,135
Sao Carlos Empreendimentos e Participacoes S.A.	15,500	122,985
Tecnisa S.A.	9,400	25,901
Terna Participacoes S.A.	16,300	317,300
Totvs S.A.	5,840	201,024

Total Brazil		5,355,152

Chile - 3.4%
Cia Cervecerias Unidas S.A.	68,864	482,210
Cia Sudamericana de Vapores S.A.*	70,752	57,933
CorpBanca S.A.	130,596,172	766,983
Empresas La Polar S.A.	47,594	175,594
Inversiones Aguas Metropolitanas S.A.	305,423	353,509
Madeco S.A.	13,351,481	917,325
Quinenco S.A.	326,541	599,299
Ripley Corp. S.A.	73,912	55,930
Sonda S.A.	139,150	201,686

Total Chile		3,610,469

China - 4.2%
Anhui Expressway Co. Class H	512,030	289,378
Beijing Capital Land Ltd. Class H	918,000	397,995
China Oilfield Services Ltd. Class H	280,000	303,843
China Shipping Development Co., Ltd. Class H	224,000	289,030
Dalian Port PDA Co., Ltd. Class H	376,000	152,340
Datang International Power Generation Co., Ltd. Class H	568,000	345,928
Great Wall Motor Co., Ltd. Class H	347,000	275,359
Guangzhou Shipyard International Co., Ltd. Class H	62,000	111,359
Harbin Power Equipment Co., Ltd. Class H	14,000	13,205
Huaneng Power International, Inc. Class H	76,000	53,347
Jiangsu Expressway Co., Ltd. Class H	380,000	278,992
Shanghai Forte Land Co. Class H	668,000	204,277
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	436,000	87,762
Sichuan Xinhua Winshare Chainstore Co., Ltd. Class H	554,000	200,868
Sinotrans Ltd. Class H	1,055,000	239,586
Weiqiao Textile Co. Class H	700,500	362,450
Wumart Stores, Inc. Class H	232,000	289,175
Xiamen International Port Co., Ltd. Class H	692,000	134,828
Zhuzhou CSR Times Electric Co., Ltd. Class H	227,000	321,606

Total China		4,351,328

Czech Republic - 1.1%
Unipetrol A.S.*	189,973	1,157,544

Indonesia - 1.9%
Aneka Tambang Tbk PT	6,012,000	1,192,682
Bakrie Sumatera Plantations Tbk PT*	983,000	66,448
Bank CIMB Niaga Tbk PT	1,542,500	93,691
Berlian Laju Tanker Tbk PT	2,149,697	179,010
Indofood Sukses Makmur Tbk PT	1,475,000	273,108
Kalbe Farma Tbk PT	77,000	7,619
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	328,500	193,093

Total Indonesia		2,005,651

Israel - 7.2%
Alony Hetz Properties & Investments Ltd.	36,118	87,312
Clal Industries and Investments	119,390	454,538
Delek Group Ltd.	2,216	269,658
Discount Investment Corp.	165,006	3,010,590
Elbit Imaging Ltd.*	13,886	272,653
Gazit-Globe Ltd.	34,355	219,014
Israel Discount Bank Ltd. Class A	322,905	424,057
Koor Industries Ltd.	31,776	731,288
Oil Refineries Ltd.	762,399	349,943
Ormat Industries	19,844	162,130
Osem Investments Ltd.	11,574	126,910
Shufersal Ltd.	225,383	834,507
Strauss Group Ltd.	55,139	584,214

Total Israel		7,526,814

Malaysia - 5.7%
Alliance Financial Group Bhd	286,900	191,811
Batu Kawan Bhd	124,210	312,734
Berjaya Sports Toto Bhd	582,532	836,924
Gamuda Bhd	1,066,828	840,715
Genting Plantation Bhd	53,300	83,400
Hong Leong Financial Group Bhd	170,302	239,343
IGB Corp. Bhd	227,000	110,432
KNM Group Bhd	458,400	109,546
Kulim Malaysia Bhd	32,300	57,432
Lafarge Malayan Cement Bhd	365,300	613,164
Malaysian Bulk Carriers Bhd	966,048	840,998
MMC Corp. Bhd	180,974	109,666
Nestle Malaysia Bhd	39,400	350,284
Parkson Holdings Bhd	106,700	154,814
SP Setia Bhd	409,526	463,702
UMW Holdings Bhd	342,426	579,640
WCT Bhd	171,900	102,211

Total Malaysia		5,996,816

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Mexico - 2.1%
ALFA S.A.B de C.V. Class A	73,000	$205,638
Banco Compartamos S.A. de C.V.	33,395	107,511
Consorcio ARA S.A.B de C.V.*	417,102	181,469
Embotelladoras Arca S.A.B de C.V.	91,100	214,430
Grupo Aeroportuario del Centro Norte S.A.B de C.V. Class B	170,300	218,528
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	231,468	590,874
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	127,102	497,783
Mexichem S.A.B de C.V.	113,500	145,039

Total Mexico		2,161,272

Philippines - 1.3%
Aboitiz Power Corp.	899,875	106,583
ABS-CBN Holdings Corp. PDR	145,000	65,532
Banco de Oro Unibank, Inc.	390,300	255,469
Energy Development Corp.	3,615,000	296,712
Jollibee Foods Corp.	198,810	202,425
Manila Water Co., Inc.	273,000	82,255
Megaworld Corp.*	7,181,000	146,231
Metropolitan Bank & Trust	270,110	176,799

Total Philippines		1,332,006

Poland - 0.8%
Asseco Poland S.A.	8,734	149,406
Cyfrowy Polsat S.A.	64,139	309,305
TVN S.A.	114,612	360,790

Total Poland		819,501

Russia - 0.5%
TMK OAO,GDR	45,234	468,624

South Africa - 13.0%
Aeci Ltd.	33,219	200,024
African Oxygen Ltd.	133,802	330,065
Astral Foods Ltd.	25,972	321,013
Aveng Ltd.	70,275	318,501
AVI Ltd.	153,470	337,843
Barloworld Ltd.	43,109	216,592
Caxton And CTP Publishers and Printers Ltd.	142,341	206,438
City Lodge Hotels Ltd.	14,332	128,055
Foschini Ltd.	98,998	644,176
Gold Reef Resorts Ltd.	23,752	52,902
Grindrod Ltd.	171,168	314,741
Group Five Ltd.	14,012	62,961
Highveld Steel And Vanadium Corp., Ltd.	114,501	948,924
Illovo Sugar Ltd.	136,343	494,525
Imperial Holdings Ltd.	50,100	378,223
Investec Ltd.	143,503	787,896
JSE Ltd.	15,523	97,470
Lewis Group Ltd.	75,657	472,213
Massmart Holdings Ltd.	78,845	816,782
Medi-Clinic Corp., Ltd.	164,718	411,662
Metropolitan Holdings Ltd.	460,861	695,245
Mondi Ltd.(a)	65,869	289,150
Mr.Price Group Ltd.	45,865	166,771
Northam Platinum Ltd.(a)	140,314	545,085
Pangbourne Properties Ltd.	217,368	388,434
Rainbow Chicken Ltd.	77,421	160,306
Reunert Ltd.	92,320	521,343
Santam Ltd.	48,858	537,770
Sappi Ltd.	157,694	463,536
Spar Group Ltd. (The)	58,613	430,727
Tongaat Hulett Ltd.	41,582	484,069
Truworths International Ltd.	120,622	577,923
Wilson Bayly Holmes-Ovcon Ltd.	8,072	111,006
Woolworths Holdings Ltd.	445,234	746,621

Total South Africa		13,658,992

South Korea - 9.2%
Bukwang Pharmaceutical Co., Ltd.	12,880	147,610
Busan Bank	52,542	360,880
Cheil Industries, Inc.	2,450	88,273
Cheil Worldwide, Inc.	1,671	306,930
CJ CheilJedang Corp.	385	45,180
CJ Corp.	4,540	154,665
CJ O Shopping Co., Ltd.	3,716	184,349
Daegu Bank	40,172	368,941
Daehan Steel Co., Ltd.	37,040	380,882
Daewoong Pharmaceutical Co., Ltd.	380	17,062
Daishin Securities Co., Ltd.	25,140	307,849
Dongbu Insurance Co., Ltd.	7,540	155,067
Dongkuk Steel Mill Co., Ltd.	6,280	127,429
Doosan Engineering & Construction Co., Ltd.	22,580	118,753
Halla Climate Control Corp.	39,230	296,854
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	3,209	43,200
Hanjin Shipping Co., Ltd.	19,290	269,525
Hankook Tire Co., Ltd.	25,418	332,203
Hanwha Chem Corp.	36,210	297,025
Hanwha Securities Co.	15,390	112,470
Hite Brewery Co., Ltd.	108	13,310
Hotel Shilla Co., Ltd.	9,288	116,651
Hyundai Marine & Fire Insurance Co., Ltd.	19,412	242,279
Hyundai Securities Co.	46,800	512,469
Korea Investment Holdings Co., Ltd.	8,711	250,947
Korea Kumho Petrochemical Co.	4,510	105,674
Korean Reinsurance Co.	24,496	226,895
LG Dacom Corp.	26,854	372,050
LG Telecom Ltd.	68,580	431,737
LIG Insurance Co., Ltd.	9,630	136,065
LS Industrial Systems Co., Ltd.	5,663	338,726
Macquarie Korea Infrastructure Fund	168,960	655,177
Meritz Securities Co., Ltd.	40,927	36,142
Namhae Chemical Corp.	4,580	75,677
S1 Corp.	6,144	261,396
Samsung Fine Chemicals Co., Ltd.	4,742	197,653
Seah Besteel Corp.	5,128	68,027
SFA Engineering Corp.	3,826	109,619
Sindoh Co., Ltd.	1,124	46,409
SKC Co., Ltd.	7,656	132,212
STX Corp. Co., Ltd.	3,030	55,536
STX Engine Co., Ltd.	110	2,353
STX Offshore & Shipbuilding Co., Ltd.	6,150	77,723
Taihan Electric Wire Co., Ltd.	9,910	162,969
Tong Yang Securities, Inc.	2,394	24,430
Woongjin Coway Co., Ltd.	13,280	323,152
Woongjin Thinkbig Co., Ltd.	1,076	19,342
Woori Investment & Securities Co., Ltd.	46,750	550,453

Total South Korea		9,660,220

Taiwan - 32.6%
Ability Enterprise Co., Ltd.	273,208	334,744
Advantech Co., Ltd.	257,771	365,326
ALI Corp.	70,080	118,117
Alpha Networks, Inc.	265,355	222,005
Altek Corp.	154,848	211,435

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Ambassador Hotel (The)	26,147	$30,164
AmTRAN Technology Co., Ltd.	160,792	94,093
Asia Optical Co., Inc.	161,060	277,351
Aurora Corp.	71,000	63,404
AV Tech Corp.	42,260	121,718
Avermedia Technologies, Inc.	69,400	72,340
BES Engineering Corp.	29,052	7,137
Bright Led Electronics Corp.	38,768	41,474
Capital Securities Corp.	36,831	16,614
Catcher Technology Co., Ltd.	190,600	454,280
Cheng Uei Precision Industry Co., Ltd.	122,500	196,015
Chicony Electronics Co., Ltd.	251,700	468,725
China Steel Chemical Corp.	101,200	201,413
China Synthetic Rubber Corp.	214,000	192,737
Chinese Maritime Transport Ltd.	61,663	157,869
Chong Hong Construction Co.	117,879	260,117
Chroma ATE, Inc.	255,141	264,395
Chung Hsin Electric & Machinery Manufacturing Corp.*	282,000	143,965
Chung Hwa Pulp Corp.	698,422	234,156
Chunghwa Picture Tubes	5,006,000	656,074
Compal Communications, Inc.	557,922	459,125
Continental Engineering Corp.	634,000	215,456
CTCI Corp.	322,788	285,305
Cyberlink Corp.	36,199	135,153
CyberTAN Technology, Inc.	62,000	76,154
DA CIN Construction Co., Ltd.	50,821	35,316
Depo Auto Parts Industries Co., Ltd.	90,000	159,098
D-Link Corp.	380,780	309,870
E.Sun Financial Holding Co., Ltd.	708,000	237,367
Elite Semiconductor Memory Technology, Inc.	103,590	140,814
Epistar Corp.	149,665	404,611
Eternal Chemical Co., Ltd.	348,691	248,685
Everlight Electronics Co., Ltd.	129,365	330,411
Far Eastern Department Stores Co., Ltd.	291,250	286,279
Faraday Technology Corp.	180,827	262,340
Farglory Land Development Co., Ltd.	171,768	416,201
Feng Hsin Iron & Steel Co.	268,094	397,524
First Steamship Co., Ltd.	27,116	37,438
Formosa International Hotels Corp.	8,400	117,769
Formosa Taffeta Co., Ltd.	1,317,032	899,162
Fortune Electric Co., Ltd.	76,568	75,728
Gemtek Technology Corp.	89,778	144,477
GeoVision, Inc.*	28,000	127,156
Giant Manufacturing Co., Ltd.	74,800	179,876
Gigabyte Technology Co., Ltd.	381,228	222,509
Global Unichip Corp.	5,621	26,383
Great Wall Enterprise Co.	150,000	158,412
Greatek Electronics, Inc.	309,980	242,334
Hannstar Board Corp.	72,695	34,453
HannStar Display Corp.	2,912,000	590,210
Highwealth Construction Corp.	414,575	409,394
Holtek Semiconductor, Inc.	139,295	138,403
Holystone Enterprise Co., Ltd.	160,694	142,524
Hotai Motor Co., Ltd.	108,000	233,709
Hsin Kuang Steel Co., Ltd.	156,095	108,948
Huaku Development Co., Ltd.	124,100	295,026
Hung Poo Real Estate Development Corp.	150,680	189,211
Inventec Appliances Corp.	439,262	433,773
Inventec Co., Ltd.	1,445,150	834,672
ITE Technology, Inc.	27,116	45,207
King Slide Works Co., Ltd.	23,242	74,026
King Yuan Electronics Co., Ltd.	571,602	179,442
Kinsus Interconnect Technology Corp.	181,385	302,401
KYE Systems Corp.	191,853	154,079
Largan Precision Co., Ltd.	30,342	320,898
LEE Chang Yung Chem Industries Corp.	408,016	352,553
Lien Hwa Industrial Corp.	126,453	55,306
LITE-ON IT Corp.	608,805	357,193
Lite-On Technology Corp.	1,174,000	1,019,781
Macronix International	1,748,015	793,826
Merida Industry Co., Ltd.	76,000	120,451
Micro-Star International Co., Ltd.	262,705	164,541
Mitac International	866,145	345,824
Mitac Technology Corp.	95,968	52,064
Nan Ya Printed Circuit Board Corp.	433,000	1,167,952
Nantex Industry Co., Ltd.	37,800	26,383
Novatek Microelectronics Corp., Ltd.	380,635	909,533
Opto Technology Corp.	85,000	69,041
Oriental Union Chemical Corp.	742,940	420,041
Pan-International Industrial	64,750	73,216
Polaris Securities Co., Ltd.	123,084	62,086
POU Chen Corp.	551,000	337,553
Powertech Technology, Inc.	192,128	401,121
Qisda Corp.	128,000	47,595
Radiant Opto-Electronics Corp.	216,880	249,204
Radium Life Tech Co., Ltd.	56,200	43,850
Realtek Semiconductor Corp.	130,386	242,412
Richtek Technology Corp.	33,500	210,843
Ruentex Development Co., Ltd.	354,000	297,787
Shih Wei Navigation Co., Ltd.	250,025	381,782
Shihlin Electric & Engineering Corp.	257,214	288,102
Shin Kong No.1 REIT Class REIT	294,000	86,739
Shin Zu Shing Co., Ltd.	24,795	117,892
Shining Building Business Co., Ltd.	61,379	72,585
Silitech Technology Corp.	59,916	108,473
Sincere Navigation	342,791	386,567
Sinyi Realty Co.	61,263	98,402
Sonix Technology Co., Ltd.	67,074	117,344
Synnex Technology International Corp.	200,000	326,120
TA Chen Stainless Pipe	387,000	274,828
Taiwan Cogeneration Corp.	47,484	23,156
Taiwan Glass Industrial Corp.	313,535	207,367
Taiwan Life Insurance Co., Ltd.*	169,747	137,619
Taiwan Navigation Co., Ltd.	164,000	296,410
Taiwan Secom Co., Ltd.	256,014	395,608
Teco Electric and Machinery Co., Ltd.	835,442	333,566
Ton Yi Industrial Corp.	583,000	230,997
Transcend Information, Inc.	125,389	317,199
Tripod Technology Corp.	117,924	197,678
Tsann Kuen Enterprise Co., Ltd.	45,042	32,193
TSRC Corp.	383,000	466,931
Tung Ho Steel Enterprise Corp.	627,032	598,174
TXC Corp.	111,175	107,414
U-Ming Marine Transport Corp.	615,000	1,199,634
Unimicron Technology Corp.	537,400	412,755
Universal Scientific Industrial Co., Ltd.	835,391	299,172
UPC Technology Corp.	409,399	173,442
Wah Lee Industrial Corp.	214,410	185,264
Walsin Lihwa Corp.	521,000	166,733
Waterland Financial Holdings	33,926	9,689
Wistron NeWeb Corp.	67,950	63,994
WPG Holdings Co., Ltd.	376,671	373,686
Yang Ming Marine Transport Corp.	1,454,314	520,823
Yeun Chyang Industrial Co., Ltd.	217,264	162,898
Yieh Phui Enterprise	383,100	135,445
Yulon Motor Co., Ltd.	427,447	406,472

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Yungtay Engineering Co., Ltd.	75,600	$42,166
Zinwell Corp.	71,424	115,376
Zyxel Communications Corp.	195,570	115,041

Total Taiwan		34,128,889

Thailand - 8.3%
Airports of Thailand PCL	962,800	755,941
Asian Property Development PCL	353,900	49,444
Bangkok Expressway PCL	431,002	211,263
BEC World PCL	663,478	407,006
Central Pattana PCL	155,700	89,572
Charoen Pokphand Foods PCL	2,821,462	395,849
CP ALL PCL	1,344,090	674,609
Electricity Generating PCL	247,812	541,884
Esso Thailand PCL	1,802,747	322,770
Glow Energy PCL	583,876	582,676
Kiatnakin Bank PCL	529,906	256,632
Kim Eng Securities Thailand PCL	455,002	172,278
Land and Houses PCL	3,076,408	460,513
Minor International PCL	664,836	155,135
Precious Shipping PCL	831,526	405,146
Preuksa Real Estate PCL	259,463	63,971
PTT Aromatics & Refining PCL	454,000	241,192
Quality Houses PCL	2,666,800	113,498
Ratchaburi Electricity Generating Holding PCL	655,196	730,773
Siam City Bank PCL	261,600	125,157
Siam City Cement PCL	93,448	460,794
Thai Plastic & Chemical PCL	159,600	79,168
Thai Union Frozen Products PCL	582,710	405,349
Thanachart Capital PCL	683,900	275,005
Tisco Financial Group PCL	381,752	206,171
Total Access Communication PCL	534,324	513,622

Total Thailand		8,695,418

Turkey - 3.8%
Aksigorta A.S.	168,942	444,295
Anadolu Hayat Emeklilik A.S.	47,506	75,765
Anadolu Sigorta	143,667	120,642
Arcelik A.S.*	288,342	437,337
Aygaz A.S.	54,673	128,835
Dogus Otomotiv Servis ve Ticaret A.S.*	81,795	197,006
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	176,979	162,440
Ford Otomotiv Sanayi A.S.	245,848	960,219
Sekerbank TAS*	20,384	21,363
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	264,790	375,760
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	8,902	22,484
Tofas Turk Otomobil Fabrikasi A.S.	178,060	312,955
Turcas Petrolculuk A.S.	53,183	138,479
Turk Hava Yollari	173,525	262,061
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	224,999	307,576
Yapi Kredi Sigorta A.S.	6,200	32,489

Total Turkey		3,999,706

TOTAL COMMON STOCKS (Cost: $106,552,581)		105,450,754

WARRANTS - 0.0%
Thailand - 0.0%
Ticon Industrial Connection PCL, expiring 5/22/11*	49,750	1,212
Ticon Industrial Connection PCL, expiring 1/22/14	87,000	792

TOTAL WARRANTS (Cost: $0)		2,004

TOTAL LONG-TERM INVESTMENTS (Cost: $106,552,581)		105,452,758

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
MONEY MARKET FUND - 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(b) (Cost: $792,020)(c)	792,020	792,020

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $107,344,601)(d)		106,244,778
Liabilities in Excess of Foreign Currency and Other Assets - (1.5)%		(1,499,837)

NET ASSETS - 100.0%		$104,744,941

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PDR	-	Philippine Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Interest rates shown reflect yields as of June 30, 2009.

(c)	At June 30, 2009, the total market value of the Fund’s securities on loan was $747,680 and the total market value of the collateral held by the Fund was $792,020.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 93.1%
Bahrain - 1.1%
Bbk	68,011	$70,356
Ithmaar Bank BSC*	78,835	20,103

Total Bahrain		90,459

Egypt - 14.5%
Arab Cotton Ginning	35,532	36,332
Canal Shipping Agencies Co.	3,337	6,598
Commercial International Bank	3,662	32,077
Egyptian Co. For Mobile Services	3,773	131,873
Egyptian Financial & Industrial Co.	1,797	7,504
Egyptian Financial Group-Hermes Holding	5,010	20,357
Egyptian Kuwaiti Holding Co.	8,008	14,575
El Ezz Steel Co.	89,075	192,672
Elswedy Cables Holding Co.	1,228	14,704
Heliopolis Housing	1,441	9,487
Maridive & Oil Services Sae	9,764	37,396
Naeem Holding	19,155	13,600
Orascom Construction Industries	7,590	259,136
Orascom Telecom Holding S.A.E*	20,167	107,829
Sidi Kerir Petrochemcials Co.	46,496	97,248
Telecom Egypt	77,993	225,307

Total Egypt		1,206,695

Jordan - 2.7%
Arab Bank	6,870	127,262
Arab Potash Co.	1,029	53,715
Housing Bank For Trade and Finance (The)	3,250	37,461
Jordanian Electric Power Co.	2,193	10,086

Total Jordan		228,524

Kuwait - 18.3%
ALAFCO Aviation Lease and Finance Co. KSCC	20,000	14,740
Bank of Kuwait & Middle East	38,500	66,922
Boubyan Petrochemicals Co.	50,000	90,388
Combined Group Contracting Co.	5,000	22,249
Commercial Bank of Kuwait	32,500	115,244
IFA Hotels & Resorts*	3,000	8,343
Injazzat Real Estate Co. KSCC	30,000	23,570
Kuwait Finance House	43,240	180,386
Kuwait Investment Projects Co. Holdings	57,500	105,945
Mobile Telecommunications Co. KSC	130,124	533,795
National Bank of Kuwait	63,750	283,679
National Mobile Telecommunication Co. KSC	12,500	74,744

Total Kuwait		1,520,005

Morocco - 11.3%
Attijariwafa Bank	2,218	80,713
Douja Promotion Groupe Addoha S.A.	2,087	38,511
Maroc Telecom	43,819	822,475

Total Morocco		941,699

Oman - 3.0%
Bank Muscat S.A.O.G	24,013	43,904
Galfar Engineering & Contracting S.A.O.G	9,060	14,776
Oman Telecommunications Co.	39,807	129,227
Raysut Cement Co.	13,469	51,945
Renaissance Services S.A.O.G	4,555	7,654

Total Oman		247,506

Qatar - 27.9%
Commercial Bank of Qatar	14,183	246,271
Doha Bank QSC	14,871	151,172
Industries Qatar	24,497	714,769
Masraf Al Rayan	32,145	110,396
Qatar Electricity & Water Co.	3,042	83,744
Qatar Fuel Co.	1,113	51,740
Qatar Insurance Co.	1,508	24,279
Qatar Islamic Bank	10,916	217,435
Qatar National Bank S.A.Q	9,648	318,088
Qatar Shipping Co.	8,287	66,255
Qatar Telecom Q-Telephone QSC	7,233	269,666
Salam International Investment Co.	3,548	9,163
United Development Co.	7,678	64,128

Total Qatar		2,327,106

United Arab Emirates - 14.3%
Abu Dhabi Commercial Bank	191,588	83,982
Air Arabia	340,338	87,102
Bank of Sharjah	108,385	48,100
DP World Ltd.	226,778	81,867
Dubai Financial Market	239,974	106,498
Dubai Investments PJSC	181,998	57,975
Dubai Islamic Bank	215,176	138,260
Emirates NBD PJSC	336,659	321,729
First Gulf Bank PJSC	26,898	95,204
Gulf Navigation Holding	62,746	12,983
National Bank of Abu Dhabi PJSC	42,249	112,728
Tamweel PJSC*†	65,235	—
Union National Bank/Abu Dhabi	42,725	41,877

Total United Arab Emirates		1,188,305

TOTAL COMMON STOCKS (Cost: $8,946,532)		7,750,299

SHORT-TERM INVESTMENT - 1.0%
MONEY MARKET FUND - 1.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $82,919)	82,919	82,919

TOTAL INVESTMENTS IN SECURITIES - 94.1% (Cost: $9,029,451)(b)		7,833,218
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 5.9%		488,027

NET ASSETS - 100.0%		$8,321,245

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International Basic Materials Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Australia - 18.5%
Adelaide Brighton Ltd.	66,910	$121,710
BHP Billiton Ltd.	130,651	3,667,293
BlueScope Steel Ltd.	138,807	283,913
Boral Ltd.	53,849	177,184
Felix Resources Ltd.	13,818	158,631
Incitec Pivot Ltd.	148,786	286,281
OneSteel Ltd.	103,580	216,047
Orica Ltd.	22,966	403,272
Rio Tinto Ltd.	14,707	620,651
Sims Metal Management Ltd.	10,834	232,194

Total Australia		6,167,176

Austria - 2.1%
voestalpine AG(a)	25,013	685,902

Belgium - 2.0%
Solvay S.A.	5,907	498,205
Umicore	7,344	166,568

Total Belgium		664,773

Denmark - 0.2%
Auriga Industries Class B	3,569	61,845

Finland - 2.8%
Outokumpu Oyj	9,719	167,542
Rautaruukki Oyj	18,305	365,876
UPM-Kymmene Oyj	45,833	399,226

Total Finland		932,644

France - 9.0%
Air Liquide S.A.	11,410	1,042,036
Arkema S.A.	4,070	95,337
Ciments Francais S.A.	2,479	209,743
Eramet	885	231,077
Imerys S.A.(a)	5,296	221,776
Lafarge S.A.(a)	15,613	1,056,655
Sa des Ciments Vicat	2,533	145,669

Total France		3,002,293

Germany - 14.9%
Aurubis AG	5,060	146,491
BASF SE	78,015	3,100,089
K+S AG	10,712	601,458
Lanxess AG	4,175	103,418
Linde AG	6,726	551,242
Salzgitter AG	1,949	170,642
Symrise AG	8,713	128,568
Wacker Chemie AG	1,568	179,995

Total Germany		4,981,903

Hong Kong - 0.3%
China Agri-Industries Holdings Ltd.	184,000	114,673

Ireland - 2.2%
CRH PLC	32,526	743,603

Italy - 0.8%
Buzzi Unicem SpA	10,212	144,241
Italcementi SpA(a)	9,331	106,472

Total Italy		250,713

Japan - 16.6%
Air Water, Inc.	12,000	131,088
Asahi Kasei Corp.	56,000	284,977
DIC Corp.	82,000	128,331
JFE Holdings, Inc.	21,700	730,943
JSR Corp.	11,900	203,873
Kaneka Corp.	22,000	156,646
Kuraray Co., Ltd.	18,000	199,990
Mitsubishi Chemical Holdings Corp.	71,500	303,089
Mitsubishi Gas Chemical Co., Inc.	32,000	175,115
Nippon Mining Holdings, Inc.	45,000	234,130
Nippon Paper Group, Inc.	7,400	191,356
Nippon Steel Corp.	104,000	398,818
Nisshin Steel Co., Ltd.	63,000	141,037
OJI Paper Co., Ltd.	51,000	219,361
Shin-Etsu Chemical Co., Ltd.	13,300	617,547
Showa Denko K.K.	96,000	172,130
Sumitomo Chemical Co., Ltd.	61,000	275,017
Sumitomo Metal Industries Ltd.	257,000	684,552
Taiyo Nippon Sanso Corp.	15,000	143,649
Ube Industries Ltd.	51,000	142,716

Total Japan		5,534,365

Netherlands - 1.3%
Koninklijke DSM N.V.	13,761	431,011

New Zealand - 0.7%
Fletcher Building Ltd.	57,813	246,429

Norway - 0.8%
Yara International ASA	9,084	254,037

Portugal - 1.5%
Cimpor Cimentos de Portugal SGPS S.A.	46,898	342,064
Portucel-Empresa Produtora De Pasta E Papel, S.A.	63,959	156,547

Total Portugal		498,611

Spain - 0.8%
Acerinox S.A.	15,055	278,532

Sweden - 1.0%
Holmen AB Class B	6,453	140,340
SSAB AB Class A(a)	16,018	185,550

Total Sweden		325,890

Switzerland - 6.0%
Ems-Chemie Holding AG	2,738	259,311
Holcim Ltd.*	19,103	1,083,771
Syngenta AG	2,882	668,461

Total Switzerland		2,011,543

United Kingdom - 16.7%
Antofagasta PLC	80,271	776,641
BHP Billiton PLC	99,916	2,244,416
Bunzl PLC	25,224	208,739
Eurasian Natural Resources Corp.	48,634	524,208
Fresnillo PLC	8,608	73,716
Johnson Matthey PLC	10,416	197,438
Mondi PLC	30,036	102,392
Rio Tinto PLC	37,271	1,292,043
Vedanta Resources PLC	6,349	134,671

Total United Kingdom		5,554,264

TOTAL COMMON STOCKS (Cost: $45,538,227)		32,740,207

RIGHTS - 0.0%
Australia - 0.0%
Karaga Ltd., expiring 7/10/09* (Cost: $0)	10,099	653

TOTAL LONG-TERM INVESTMENTS (Cost: $45,538,227)		32,740,860

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International Basic Materials Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
SHORT-TERM INVESTMENT - 0.7%
MONEY MARKET FUND - 0.7%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $234,286)	234,286	$234,286

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%
MONEY MARKET FUND - 6.4%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $2,133,055)(d)	2,133,055	2,133,055

TOTAL INVESTMENTS IN SECURITIES - 105.3% (Cost: $47,905,568)(e)		35,108,201
Liabilities in Excess of Foreign Currency and Other Assets - (5.3)%		(1,764,750)

NET ASSETS - 100.0%		$33,343,451

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $2,024,344 and the total market value of the collateral held by the Fund was $2,133,055.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Communications Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Australia - 5.9%
Telstra Corp., Ltd.	393,227	$1,077,696
Washington H. Soul Pattinson & Co., Ltd.	2,578	22,405

Total Australia		1,100,101

Austria - 2.7%
Telekom Austria AG	32,567	508,876

Belgium - 3.9%
Belgacom S.A.	20,180	643,525
Mobistar S.A.	1,516	93,393

Total Belgium		736,918

Finland - 0.3%
Elisa Oyj	3,221	52,995

France - 6.6%
France Telecom S.A.	55,006	1,246,812

Germany - 6.8%
Deutsche Telekom AG	107,725	1,269,244

Hong Kong - 9.6%
China Mobile Ltd.	129,500	1,296,663
China Unicom (Hong Kong) Ltd.	381,475	505,020
Citic 1616 Holdings Ltd.	36,000	8,036

Total Hong Kong		1,809,719

Italy - 6.3%
Telecom Italia SpA	450,343	622,199
Telecom Italia SpA RSP	560,311	549,751

Total Italy		1,171,950

Japan - 11.6%
KDDI Corp.	98	520,039
Nippon Telegraph & Telephone Corp.	19,504	792,410
NTT DoCoMo, Inc.	592	866,357

Total Japan		2,178,806

Netherlands - 4.0%
Koninklijke KPN N.V.	55,123	757,642

New Zealand - 2.6%
Telecom Corp. of New Zealand Ltd.	280,111	495,375

Portugal - 3.3%
Portugal Telecom, SGPS, S.A.	63,572	621,599

Singapore - 4.6%
Keppel Telecommunications & Transportation Ltd.	4,000	3,842
MobileOne Ltd.	29,600	31,290
Pacific Century Regional Developments Ltd.	447,000	61,768
Singapore Telecommunications Ltd.	327,000	677,790
StarHub Ltd.	53,842	79,609

Total Singapore		854,299

Spain - 7.3%
Telefonica S.A.	60,841	1,375,659

Sweden - 6.0%
Tele2 AB Class B	47,371	476,287
TeliaSonera AB	122,474	640,203

Total Sweden		1,116,490

Switzerland - 3.3%
Swisscom AG	2,030	622,505

United Kingdom - 14.2%
BT Group PLC Class A	475,143	794,226
Cable & Wireless PLC	220,278	482,840
Inmarsat PLC	5,763	51,772
Kcom Group PLC	15,880	6,734
Telecom Plus PLC	1,223	5,791
Vodafone Group PLC	682,412	1,317,129

Total United Kingdom		2,658,492

TOTAL COMMON STOCKS (Cost: $24,680,013)		18,577,482

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $22,837)	22,837	22,837

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $24,702,850)(b)		18,600,319
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.9%		160,731

NET ASSETS - 100.0%		$18,761,050

RSP  -   Risparmio Italian Savings Shares

(a)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Australia - 4.9%
APN News & Media Ltd.	19,725	$23,521
Aristocrat Leisure Ltd.	9,476	29,035
Billabong International Ltd.	3,034	21,462
Crown Ltd.	7,663	45,039
David Jones Ltd.	8,276	30,443
Fairfax Media Ltd.	28,926	28,530
Harvey Norman Holdings Ltd.	10,436	27,842
TABCORP Holdings Ltd.	4,471	25,880
Tatts Group Ltd.	9,550	19,688
West Australian Newspapers Holdings Ltd.	6,649	23,437

Total Australia		274,877

Finland - 0.8%
Sanoma Oyj	2,825	43,786

France - 17.8%
Accor S.A.	2,204	87,349
Compagnie Generale des Etablissements Michelin Class B	544	30,983
Hermes International	220	30,550
Lagardere SCA	1,439	47,776
LVMH Moet Hennessy Louis Vuitton S.A.	2,184	166,648
M6-Metropole Television	1,382	26,131
PagesJaunes Groupe	5,621	54,630
PPR	1,294	105,553
Publicis Groupe	773	23,561
Rallye S.A.	804	21,269
Societe BIC S.A.	359	20,600
Societe Television Francaise 1	2,667	29,901
Vivendi	14,953	357,289

Total France		1,002,240

Germany - 8.0%
Adidas AG	966	36,719
Bayerische Motoren Werke AG	1,060	39,906
Daimler AG	3,655	132,166
Fielmann AG	454	29,987
Metro AG	1,649	78,687
Volkswagen AG	385	130,221

Total Germany		447,686

Hong Kong - 0.8%
Denway Motors Ltd.	46,000	18,400
Television Broadcasts Ltd.	6,000	24,116

Total Hong Kong		42,516

Italy - 2.9%
Benetton Group SpA	2,558	22,461
Fiat SpA RSP	1,998	12,233
Geox SpA	3,742	26,690
Lottomatica SpA	1,282	24,689
Mediaset SpA	14,117	79,056

Total Italy		165,129

Japan - 34.3%
Aisin Seiki Co., Ltd.	1,400	30,398
Bridgestone Corp.	3,400	53,386
Daito Trust Construction Co., Ltd.	600	28,357
Daiwa House Industry Co., Ltd.	5,000	53,894
DENSO Corp.	2,200	56,548
Dentsu, Inc.	1,400	29,455
Fast Retailing Co., Ltd.	200	26,118
FUJIFILM Holdings Corp.	1,300	41,229
Heiwa Corp.	2,300	26,603
Hikari Tsushin, Inc.	800	18,034
Honda Motor Co., Ltd.	8,900	245,365
Isetan Mitsukoshi Holdings Ltd.	2,040	20,805
ITOCHU Corp.	8,000	55,718
Konami Corp.	1,400	26,858
Marubeni Corp.	13,000	57,667
Marui Group Co., Ltd.	4,100	28,896
Mitsubishi Corp.	7,700	142,692
Mitsui & Co., Ltd.	5,300	62,951
Nikon Corp.	1,000	17,350
Nippon Television Network Corp.	190	22,508
Oriental Land Co., Ltd.	400	26,781
Sankyo Co., Ltd.	700	37,363
Sekisui Chemical Co., Ltd.	6,000	37,685
Sekisui House Ltd.	5,000	50,785
Sharp Corp.	2,000	20,791
Shimamura Co., Ltd.	200	15,920
Sony Corp.	3,000	78,510
Sumitomo Corp.	8,300	84,475
Suzuki Motor Corp.	1,300	29,238
Toray Industries, Inc.	7,000	35,695
Toyota Motor Corp.	9,600	365,155
Toyota Tsusho Corp.	2,000	29,725
UNY Co., Ltd.	1,500	12,826
Yamaha Corp.	2,300	28,748
Yamaha Motor Co., Ltd.	2,800	31,138

Total Japan		1,929,667

Netherlands - 2.0%
Reed Elsevier N.V.	5,814	63,960
Wolters Kluwer N.V.	2,909	50,800

Total Netherlands		114,760

New Zealand - 0.4%
Sky City Entertainment Group Ltd.	11,910	20,677

Portugal - 0.4%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	4,398	23,398

Singapore - 1.7%
Jardine Cycle & Carriage Ltd.	5,000	66,328
Singapore Press Holdings Ltd.	13,000	28,383

Total Singapore		94,711

Spain - 5.6%
Antena 3 de Television S.A.	3,221	24,307
Gestevision Telecinco S.A.(a)	5,303	49,464
Inditex S.A.	4,766	228,428
NH Hoteles S.A.	3,011	12,902

Total Spain		315,101

Sweden - 5.7%
Hakon Invest AB	2,591	24,078
Hennes & Mauritz AB Class B(a)	6,012	298,743

Total Sweden		322,821

Switzerland - 2.6%
Compagnie Financiere Richemont S.A. Class A	4,787	99,389
Swatch Group AG (The)	633	20,692
Swatch Group AG (The) Class B	180	28,848

Total Switzerland		148,929

United Kingdom - 11.7%
British Sky Broadcasting Group PLC	12,158	91,102
Burberry Group PLC	3,821	26,618
Carphone Warehouse Group PLC	8,902	23,163
Compass Group PLC	9,322	52,465
Electrocomponents PLC	8,357	19,371

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International Consumer Discretionary Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Home Retail Group PLC	10,135	$43,396
Intercontinental Hotels Group PLC	2,590	26,573
Kingfisher PLC	13,151	38,507
Ladbrokes PLC	10,578	32,054
Marks & Spencer Group PLC	17,745	89,423
Next PLC	1,701	41,151
Pearson PLC	7,660	76,888
Reed Elsevier PLC	9,439	70,339
Whitbread PLC	1,990	26,759

Total United Kingdom		657,809

TOTAL COMMON STOCKS (Cost: $6,148,513)		5,604,107

RIGHTS - 0.0%
Spain - 0.0%
NH Hoteles S.A., expiring 7/14/09* (Cost: $0)	3,011	1,913

TOTAL LONG-TERM INVESTMENTS (Cost: $6,148,513)		5,606,020

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $4,755)	4,755	4,755

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
MONEY MARKET FUND - 3.0%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $165,004)(d)	165,004	165,004

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $6,318,272)(e)		5,775,779
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.7)%		(149,558)

NET ASSETS - 100.0%		$5,626,221

RSP  -   Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $154,053 and the total market value of the collateral held by the Fund was $165,004.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Consumer Staples Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Australia - 6.4%
Coca-Cola Amatil Ltd.	11,928	$83,028
Foster’s Group Ltd.	33,902	141,151
Goodman Fielder Ltd.	51,201	54,018
Iress Market Technology Ltd.	3,160	18,522
Lion Nathan Ltd.	7,049	65,935
Metcash Ltd.	13,446	46,850
Woolworths Ltd.	12,785	272,458
Wotif.com Holdings Ltd.	5,318	20,207

Total Australia		702,169

Belgium - 3.0%
Anheuser-Busch InBev N.V.	6,029	217,672
Colruyt S.A.	208	47,439
Delhaize Group	957	67,298

Total Belgium		332,409

Denmark - 0.5%
Carlsberg A/S Class B	483	30,977
Danisco A/S	734	28,756

Total Denmark		59,733

Finland - 0.4%
Kesko Oyj Class B	1,503	39,760

France - 12.8%
Carrefour S.A.(a)	8,159	348,133
Casino Guichard Perrachon S.A.	1,794	120,911
Christian Dior S.A.	1,700	126,784
Danone	5,426	267,747
L’Oreal S.A.	4,882	364,813
Pernod-Ricard S.A.	2,193	138,021
Remy Cointreau S.A.	1,055	38,179

Total France		1,404,588

Germany - 1.7%
Beiersdorf AG	1,922	90,340
Henkel AG & Co. KGaA	2,449	65,988
Suedzucker AG	1,437	29,166

Total Germany		185,494

Hong Kong - 0.4%
Shanghai Industrial Holdings Ltd.	10,000	40,258

Ireland - 0.4%
Kerry Group PLC Class A	1,847	42,125

Italy - 0.8%
Parmalat SpA	37,674	90,838

Japan - 10.4%
Aeon Co., Ltd.	6,400	63,347
Ajinomoto Co., Inc.	8,000	63,347
Asahi Breweries Ltd.	3,700	53,189
Coca-Cola West Co., Ltd.	2,100	40,156
FamilyMart Co., Ltd.	1,400	43,965
Japan Tobacco, Inc.	58	181,541
Kao Corp.	5,000	109,084
Kirin Holdings Co., Ltd.	8,000	111,934
Lawson, Inc.	1,700	74,706
Nisshin Seifun Group, Inc.	3,000	35,757
Nissin Foods Holdings Co., Ltd.	1,400	42,369
Park24 Co., Ltd.	4,000	35,985
Seven & I Holdings Co., Ltd.	7,400	174,100
Shiseido Co., Ltd.	5,000	81,982
Unicharm Corp.	500	38,192

Total Japan		1,149,654

Netherlands - 8.5%
Heineken Holding N.V.	2,943	93,458
Heineken N.V.	4,358	161,621
Koninklijke Ahold N.V.	8,192	94,038
Nutreco Holding N.V.	986	38,427
Unilever N.V. CVA	22,856	550,293

Total Netherlands		937,837

Norway - 1.0%
Orkla ASA(a)	15,300	111,008

Portugal - 0.6%
Jeronimo Martins, SGPS, S.A.	5,709	38,902
Sonae	31,568	29,844

Total Portugal		68,746

Singapore - 1.1%
Wilmar International Ltd.(a)	35,000	121,394

Spain - 0.3%
Ebro Puleva S.A.	2,052	31,114

Sweden - 1.4%
Svenska Cellulosa AB Class B	9,148	95,638
Swedish Match AB	3,906	63,144

Total Sweden		158,782

Switzerland - 15.5%
Adecco S.A.	2,130	88,643
Givaudan S.A.	52	31,820
Nestle S.A.	42,275	1,590,633

Total Switzerland		1,711,096

United Kingdom - 33.9%
Associated British Foods PLC	7,482	93,953
British American Tobacco PLC	30,071	828,510
Cadbury PLC	14,244	121,511
Capita Group PLC (The)	4,898	57,634
Diageo PLC	31,310	449,370
Hays PLC	41,807	59,039
Imperial Tobacco Group PLC	11,585	301,063
J. Sainsbury PLC	22,306	114,979
Marston’s PLC	11,985	23,438
Reckitt Benckiser Group PLC	6,268	285,519
SABMiller PLC	11,625	236,436
Tate & Lyle PLC	13,391	70,239
Tesco PLC	78,731	458,471
Thomas Cook Group PLC	15,560	52,659
Thomson Reuters PLC	2,311	65,918
TUI Travel PLC	14,790	56,447
Unilever PLC	15,939	373,788
Wm. Morrison Supermarkets PLC	21,881	85,222

Total United Kingdom		3,734,196

TOTAL COMMON STOCKS (Cost: $13,839,968)		10,921,201

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
MONEY MARKET FUND - 1.6%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(b) (Cost: $174,005)(c)	174,005	174,005

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International Consumer Staples Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $14,013,973)(d)		$11,095,206
Liabilities in Excess of Foreign Currency and Other Assets - (0.7)%		(79,528)

NET ASSETS - 100.0%		$11,015,678

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Interest rates shown reflect yields as of June 30, 2009.

(c)	At June 30, 2009, the total market value of the Fund’s securities on loan was $161,678 and the total market value of the collateral held by the Fund was $174,005.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Australia - 9.4%
Beach Petroleum Ltd.	12,578	$8,033
Centennial Coal Co., Ltd.	18,486	36,765
Gloucester Coal Ltd.	2,045	8,597
New Hope Corp., Ltd.	9,231	34,105
Santos Ltd.	64,501	763,415
Whitehaven Coal Ltd.	3,172	8,052
Woodside Petroleum Ltd.	28,071	980,608
WorleyParsons Ltd.	38,907	748,928

Total Australia		2,588,503

Austria - 2.9%
OMV AG	20,725	775,877
Schoeller-Bleckmann Oilfield Equipment AG	263	9,591

Total Austria		785,468

Finland - 2.8%
Neste Oil Oyj	55,134	765,604

France - 13.0%
Etablissements Maurel et Prom	45,788	775,512
Technip S.A.	15,270	747,291
TOTAL S.A.	37,508	2,024,456

Total France		3,547,259

Hong Kong - 5.1%
CNOOC Ltd.	1,118,318	1,386,705

Italy - 13.0%
ENI SpA	83,909	1,983,161
ERG SpA	3,740	51,725
Saipem SpA	31,587	768,258
Saras SpA	270,939	771,466

Total Italy		3,574,610

Japan - 8.9%
AOC Holdings, Inc.	800	7,487
Cosmo Oil Co., Ltd.	13,000	44,194
Idemitsu Kosan Co., Ltd.	400	34,327
Itochu Enex Co., Ltd.	1,800	11,138
Mitsuuroko Co., Ltd.	1,000	5,545
Modec, Inc.	200	3,532
Nippon Oil Corp.	138,000	815,256
San-Ai Oil Co., Ltd.	1,000	4,674
Showa Shell Sekiyu K.K.	70,700	748,877
Sinanen Co., Ltd.	1,000	5,058
TonenGeneral Sekiyu K.K.	74,250	756,467

Total Japan		2,436,555

Netherlands - 3.1%
Fugro N.V. CVA	18,618	770,901
SBM Offshore N.V.	5,024	85,761

Total Netherlands		856,662

Norway - 6.0%
Aker ASA Class A	1,520	33,297
StatoilHydro ASA(a)	82,043	1,613,698

Total Norway		1,646,995

Portugal - 3.0%
Galp Energia, SGPS, S.A. Class B	58,226	816,707

Singapore - 0.5%
CH Offshore Ltd.	17,000	5,814
Singapore Petroleum Co., Ltd.	14,753	63,299
Straits Asia Resources Ltd.	47,000	56,828

Total Singapore		125,941

Spain - 7.6%
Cia Espanola de Petroleos S.A.	21,470	826,654
Repsol YPF S.A.(a)	56,073	1,253,694

Total Spain		2,080,348

United Kingdom - 24.4%
BG Group PLC	50,662	849,345
BP PLC	276,992	2,179,552
Hunting PLC	1,725	12,769
JKX Oil & Gas PLC	2,073	7,024
John Wood Group PLC	6,536	28,739
Royal Dutch Shell PLC Class A	71,489	1,787,166
Royal Dutch Shell PLC Class B	68,900	1,731,521
Tullow Oil PLC	2,920	45,083
Venture Production PLC	1,509	20,179
Wellstream Holdings PLC	1,081	9,124

Total United Kingdom		6,670,502

TOTAL COMMON STOCKS (Cost: $38,442,136)		27,281,859

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $3,263)	3,263	3,263

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.6%
MONEY MARKET FUND - 6.6%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $1,818,046)(d)	1,818,046	1,818,046

TOTAL INVESTMENTS IN SECURITIES - 106.3% (Cost: $40,263,445)(e)		29,103,168
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.3)%		(1,725,527)

NET ASSETS - 100.0%		$27,377,641

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $1,728,411 and the total market value of the collateral held by the Fund was $1,818,046.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Financial Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Australia - 16.4%
AMP Ltd.	25,242	$99,586
Australia & New Zealand Banking Group Ltd.	21,006	280,038
Commonwealth Bank of Australia	12,849	405,123
Lend Lease Corp., Ltd.	9,532	54,020
Macquarie Group Ltd.	2,701	85,380
National Australia Bank Ltd.	19,472	353,253
QBE Insurance Group Ltd.	9,256	148,912
Suncorp-Metway Ltd.	19,356	104,844
Westpac Banking Corp.	20,290	332,170

Total Australia		1,863,326

Austria - 0.6%
Bank Austria Creditanstalt AG*(a)†	571	—
Erste Group Bank AG(b)	2,702	72,881

Total Austria		72,881

Belgium - 0.5%
Cofinimmo	438	50,992

Finland - 1.0%
Sampo Oyj Class A	5,925	111,779

France - 9.5%
AXA S.A.	8,336	156,562
BNP Paribas	2,551	165,490
CNP Assurances	1,200	114,549
Credit Agricole S.A.	13,783	171,597
Fonciere Des Regions	792	59,528
Gecina S.A.	1,061	65,630
Klepierre	2,206	56,888
Societe Generale	2,376	129,592
Unibail-Rodamco SE	802	119,422
Wendel	1,167	37,649

Total France		1,076,907

Germany - 6.2%
Allianz SE	3,294	303,232
Deutsche Bank AG	964	58,406
Deutsche Boerse AG	1,292	100,180
Muenchener Rueckversicherungs AG	1,823	245,961

Total Germany		707,779

Hong Kong - 7.4%
Cheung Kong Holdings Ltd.	10,000	114,967
China Overseas Land & Investment Ltd.	26,320	61,130
Hang Lung Properties Ltd.	22,000	72,812
Hang Seng Bank Ltd.	15,700	220,811
Henderson Land Development Co., Ltd.	11,000	63,090
Hong Kong Exchanges and Clearing Ltd.	6,400	99,674
Sun Hung Kai Properties Ltd.	11,000	137,393
Wharf Holdings Ltd.	17,000	72,058

Total Hong Kong		841,935

Ireland - 0.0%
FBD Holdings PLC Redemption Shares*†	159	—

Italy - 3.6%
Alleanza Assicurazioni SpA	11,844	81,196
Assicurazioni Generali SpA	2,673	55,527
Banca Carige SpA(b)	20,926	57,383
Mediobanca SpA(b)	11,453	136,308
Unione di Banche Italiane SCPA(b)	5,647	73,425

Total Italy		403,839

Japan - 9.0%
ACOM Co., Ltd.	2,220	$55,566
Bank of Yokohama Ltd. (The)	11,000	58,942
Daiwa Securities Group, Inc.	7,000	41,716
Mitsubishi Estate Co., Ltd.	4,000	66,788
Mitsubishi UFJ Financial Group, Inc.	39,960	247,666
Mitsui Fudosan Co., Ltd.	3,000	52,329
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,200	57,802
Mizuho Financial Group, Inc.	74,084	173,529
Sompo Japan Insurance, Inc.	8,000	53,563
Sumitomo Mitsui Financial Group, Inc.	2,412	98,245
Sumitomo Trust & Banking Co., Ltd. (The)	11,000	59,284
Tokio Marine Holdings, Inc.	2,200	60,880

Total Japan		1,026,310

Netherlands - 0.6%
Corio N.V.	1,384	67,284

Portugal - 0.6%
Banco Espirito Santo S.A.	11,652	62,760

Singapore - 4.0%
CapitaLand Ltd.	25,000	64,082
DBS Group Holdings Ltd.	15,466	126,092
Oversea-Chinese Banking Corp., Ltd.	20,000	92,307
Singapore Exchange Ltd.	15,000	73,583
United Overseas Bank Ltd.	9,139	92,694

Total Singapore		448,758

Spain - 16.8%
Banco Bilbao Vizcaya Argentaria S.A.	30,493	382,373
Banco de Sabadell S.A.(b)	15,151	94,569
Banco Espanol de Credito S.A.	9,797	100,933
Banco Popular Espanol S.A.(b)	13,836	120,518
Banco Santander S.A.	77,697	932,970
Criteria Caixacorp S.A.	37,731	174,118
Mapfre S.A.(b)	31,079	101,136

Total Spain		1,906,617

Sweden - 2.5%
Castellum AB	6,436	40,787
Nordea Bank AB	11,993	94,577
Ratos AB Class B	2,650	53,357
Svenska Handelsbanken AB Class A	5,051	95,018

Total Sweden		283,739

Switzerland - 2.3%
Credit Suisse Group AG	1,095	49,940
Zurich Financial Services AG	1,214	213,654

Total Switzerland		263,594

United Kingdom - 18.1%
Ashmore Group PLC	15,633	48,723
Aviva PLC	24,401	137,231
British Land Co. PLC	7,525	47,339
Friends Provident Group PLC	2,494	2,696
HSBC Holdings PLC	107,400	888,780
ICAP PLC	7,927	58,876
Investec PLC	9,717	52,288
Land Securities Group PLC	7,811	60,619
Legal & General Group PLC	67,191	62,840
Man Group PLC	22,887	104,594
Prudential PLC	17,479	119,027
RSA Insurance Group PLC	44,720	88,524
Segro PLC	170,506	68,093

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Standard Chartered PLC	11,549	$216,822
Standard Life PLC	29,693	91,003

Total United Kingdom		2,047,455

TOTAL COMMON STOCKS (Cost: $13,967,952)		11,235,955

WARRANTS - 0.0%
Italy - 0.0%
Unione di Banche Italiane SCPA, expiring 6/30/11* (Cost: $0)	4,539	350

TOTAL LONG-TERM INVESTMENTS (Cost: $13,967,952)		11,236,305

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(c) (Cost: $35,832)	35,832	35,832

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
MONEY MARKET FUND - 2.3%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(d) (Cost: $265,007)(e)	265,007	265,007

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $14,268,791)(f)		11,537,144
Liabilities in Excess of Foreign Currency and Other Assets - (1.7)%		(193,624)

NET ASSETS - 100.0%		$11,343,520

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Escrow Security - additional shares that were issued as a result of a corporate action.

(b)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(d)	Interest rates shown reflect yields as of June 30, 2009.

(e)	At June 30, 2009, the total market value of the Fund’s securities on loan was $251,372 and the total market value of the collateral held by the Fund was $265,007.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Health Care Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Australia - 6.7%
Cochlear Ltd.	3,486	$162,614
CSL Ltd.	10,410	270,573
Healthscope Ltd.	45,896	163,260
Primary Health Care Ltd.	33,197	140,900
Ramsay Health Care Ltd.	16,210	151,231
Sigma Pharmaceuticals Ltd.	183,131	180,624
Sonic Healthcare Ltd.	21,171	210,865

Total Australia		1,280,067

Belgium - 1.4%
UCB S.A.(a)	8,377	268,018

Denmark - 5.4%
Coloplast A/S Class B	2,249	154,615
H. Lundbeck A/S	9,019	171,574
Novo Nordisk A/S Class B	9,747	526,895
Novozymes A/S Class B	2,067	167,799

Total Denmark		1,020,883

Finland - 1.0%
Orion Oyj Class B	12,326	193,119

France - 10.1%
BioMerieux	1,740	152,441
Cie Generale D’Optique Essilor International S.A.	4,946	235,737
Ipsen S.A.	3,949	172,431
Sanofi-Aventis S.A.	23,380	1,373,083

Total France		1,933,692

Germany - 11.8%
Bayer AG	16,881	904,979
Celesio AG	8,557	196,241
Fresenius Medical Care AG & Co. KGaA	5,932	265,341
Fresenius SE	3,744	175,243
Merck KGaA	3,829	389,379
Rhoen-Klinikum AG	6,933	153,065
Stada Arzneimittel AG	6,488	162,078

Total Germany		2,246,326

Hong Kong - 0.8%
China Pharmaceutical Group Ltd.	282,000	145,184

Italy - 0.9%
Recordati SpA	26,451	163,432

Japan - 23.0%
Alfresa Holdings Corp.	3,600	166,036
Astellas Pharma, Inc.	14,200	503,332
Chugai Pharmaceutical Co., Ltd.	13,800	263,170
Daiichi Sankyo Co., Ltd.	25,900	463,857
Dainippon Sumitomo Pharma Co., Ltd.	21,100	184,572
Eisai Co., Ltd.	10,700	381,489
Hisamitsu Pharmaceutical Co., Inc.	5,600	174,120
Kyowa Hakko Kirin Co., Ltd.	19,000	214,842
Mediceo Paltac Holdings Co., Ltd.	13,700	156,900
Miraca Holdings, Inc.	7,000	171,218
Mitsubishi Tanabe Pharma Corp.	20,000	230,088
Shionogi & Co., Ltd.	10,000	193,502
Suzuken Co., Ltd.	6,100	176,706
Takeda Pharmaceutical Co., Ltd.	23,600	919,687
Terumo Corp.	4,100	181,023

Total Japan		4,380,542

New Zealand - 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	85,402	161,544

Spain - 0.8%
Grifols S.A.	9,033	159,517

Sweden - 0.9%
Getinge AB Class B	12,991	169,349

Switzerland - 19.2%
Lonza Group AG	1,663	164,993
Nobel Biocare Holding AG	7,046	153,677
Novartis AG	39,351	1,593,506
Roche Holding AG	10,545	1,432,115
Sonova Holding AG	1,978	160,597
Straumann Holding AG	830	151,034

Total Switzerland		3,655,922

United Kingdom - 16.6%
AstraZeneca PLC	31,683	1,393,390
GlaxoSmithKline PLC	89,657	1,577,657
Smith & Nephew PLC	26,376	195,251

Total United Kingdom		3,166,298

TOTAL COMMON STOCKS (Cost: $22,814,710)		18,943,893

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
MONEY MARKET FUND - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(b) (Cost: $34,001)(c)	34,001	34,001

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $22,848,711)(d)		18,977,894
Other Assets in Excess of Foreign Currency and Liabilities - 0.4%		69,078

NET ASSETS - 100.0%		$19,046,972

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Interest rates shown reflect yields as of June 30, 2009.

(c)	At June 30, 2009, the total market value of the Fund’s securities on loan was $31,998 and the total market value of the collateral held by the Fund was $34,001.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Industrial Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Australia - 6.9%
Amcor Ltd.	23,486	$94,746
Brambles Ltd.	28,927	139,381
CSR Ltd.	51,318	70,530
Leighton Holdings Ltd.	6,506	123,605
Qantas Airways Ltd.	71,517	116,214
Toll Holdings Ltd.	12,238	61,836
Transpacific Industries Group Ltd.†	3,495	—
Wesfarmers Ltd.	18,550	339,676

Total Australia		945,988

Austria - 1.0%
Oesterreichische Post AG	2,655	76,082
Strabag SE	2,643	58,351

Total Austria		134,433

Belgium - 1.0%
Compagnie Maritime Belge S.A.	1,775	53,802
Euronav N.V.	4,489	83,555

Total Belgium		137,357

Denmark - 0.4%
D/S Norden	1,514	51,757

Finland - 2.4%
Kone Oyj Class B	3,194	97,800
Metso Oyj	3,929	73,297
Wartsila Oyj	2,830	91,060
YIT Oyj	5,670	58,852

Total Finland		321,009

France - 14.1%
Aeroports de Paris	407	29,808
Alstom S.A.	1,616	95,325
Bouygues S.A.	6,327	237,838
Bureau Veritas S.A.	1,239	60,817
Cie de Saint-Gobain	8,434	281,849
Eiffage S.A.	1,112	64,730
Legrand S.A.	4,900	106,772
Schneider Electric S.A.	4,113	313,262
Sodexo	1,706	87,557
Suez Environnement S.A.	6,644	115,978
Thales S.A.	2,072	92,638
Vallourec S.A.	1,409	171,012
Vinci S.A.	6,023	270,215

Total France		1,927,801

Germany - 11.8%
Deutsche Lufthansa AG	12,574	157,498
Deutsche Post AG	23,702	308,685
Fraport AG Frankfurt Airport Services Worldwide	1,783	76,253
Hochtief AG	1,513	76,187
MAN AG	2,311	141,655
Siemens AG	8,279	570,873
ThyssenKrupp AG	11,471	284,629

Total Germany		1,615,780

Hong Kong - 5.4%
China Merchants Holdings International Co., Ltd.	30,405	87,684
China Resources Enterprise	34,000	68,175
Hutchison Whampoa Ltd.	43,000	281,024
MTR Corp.	28,500	85,499
New World Development Ltd.	40,000	72,361
Swire Pacific Ltd. Class A	7,500	75,677
Swire Pacific Ltd. Class B	35,000	67,019

Total Hong Kong		737,439

Italy - 2.6%
Atlantia SpA	8,138	164,373
Finmeccanica SpA	8,912	125,379
Prysmian SpA	4,688	70,425

Total Italy		360,177

Japan - 17.1%
Asahi Glass Co., Ltd.	15,000	120,485
Dai Nippon Printing Co., Ltd.	8,000	109,779
Daikin Industries Ltd.	2,000	64,466
East Japan Railway Co.	2,500	150,542
Fanuc Ltd.	1,600	128,683
Hitachi Chemical Co., Ltd.	3,500	56,480
Hitachi Construction Machinery Co., Ltd.	3,500	57,133
JGC Corp.	3,000	48,505
JS Group Corp.	4,400	67,948
Kajima Corp.	18,000	56,154
Kintetsu Corp.	13,000	57,263
Komatsu Ltd.	10,000	154,635
Kubota Corp.	10,000	82,603
Mabuchi Motor Co., Ltd.	1,000	48,298
Makita Corp.	2,800	67,762
Mitsubishi Heavy Industries Ltd.	22,000	91,206
Mitsui O.S.K. Lines Ltd.	20,000	129,968
NGK Insulators Ltd.	3,000	61,253
Nippon Express Co., Ltd.	14,000	63,699
Nippon Yusen K.K.	19,000	82,116
Nitto Denko Corp.	2,600	79,225
NSK Ltd.	11,000	55,864
Panasonic Electric Works Co., Ltd.	8,000	75,784
Secom Co., Ltd.	2,200	89,382
SMC Corp.	500	53,843
Sumitomo Electric Industries Ltd.	7,000	78,789
Tokyu Corp.	11,000	55,522
Toppan Printing Co., Ltd.	8,000	80,842
Yamato Holdings Co., Ltd.	5,000	66,642

Total Japan		2,334,871

Netherlands - 5.2%
Akzo Nobel N.V.	4,283	188,397
European Aeronautic Defence and Space Co.EADS N.V.	4,754	76,751
Koninklijke Boskalis Westminster N.V.	3,348	75,888
Koninklijke Philips Electronics N.V.	15,835	291,519
TNT N.V.	4,077	79,174

Total Netherlands		711,729

New Zealand - 0.3%
Auckland International Airport Ltd.	45,159	47,099

Norway - 0.8%
Fred Olsen Energy ASA	3,130	106,253

Portugal - 0.7%
BRISA	13,769	98,980

Singapore - 5.4%
Keppel Corp., Ltd.	29,000	138,253
SembCorp Industries Ltd.	33,000	68,857
SembCorp Marine Ltd.(a)	39,333	73,103
SIA Engineering Co., Ltd.	38,000	73,514
Singapore Airlines Ltd.	29,000	266,487
Singapore Technologies Engineering Ltd.	70,000	118,492

Total Singapore		738,706

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree International Industrial Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
Spain - 7.1%
Abertis Infraestructuras, S.A.(a)	6,371	$119,791
Acciona, S.A.	842	103,458
ACS Actividades de Construccion y Servicios, S.A.(a)	4,682	236,748
Fomento de Construcciones y Contratas S.A. (a)	3,232	132,420
Grupo Ferrovial, S.A.(a)	4,677	150,032
Prosegur Cia de Seguridad, S.A.	1,675	53,732
Sacyr Vallehermoso, S.A.	4,234	58,675
Zardoya Otis, S.A.	5,444	113,624

Total Spain		968,480

Sweden - 6.7%
AB Volvo Class A	10,388	63,686
AB Volvo Class B	17,203	105,689
Alfa Laval AB	5,679	53,947
Assa Abloy AB Class B	3,888	53,945
Atlas Copco AB Class A	8,785	87,591
Atlas Copco AB Class B	7,822	70,418
Sandvik AB(a)	17,173	126,894
Scania AB Class A	5,965	57,935
Scania AB Class B	5,889	58,146
Securitas AB Class B	8,477	71,664
Skanska AB Class B	9,068	100,946
SKF AB Class B	4,858	59,566

Total Sweden		910,427

Switzerland - 2.5%
Geberit AG	757	92,994
Kuehne + Nagel International AG	533	41,707
Schindler Holding AG	1,185	73,385
SGS S.A.	106	131,190

Total Switzerland		339,276

United Kingdom - 7.8%
AMEC PLC	5,169	55,587
Arriva PLC	7,213	48,228
BAE Systems PLC	44,684	249,095
Balfour Beatty PLC	11,712	59,600
Carillion PLC	13,313	55,304
Cobham PLC	20,403	58,028
Firstgroup PLC	9,327	54,951
G4S PLC	21,398	73,474
IMI PLC	12,403	63,678
Meggitt PLC	21,586	56,345
Premier Farnell PLC	22,729	47,163
Rexam PLC	19,242	90,154
Smiths Group PLC	8,245	95,252
Tomkins PLC	26,471	64,519

Total United Kingdom		1,071,378

TOTAL COMMON STOCKS (Cost: $20,431,489)		13,558,940

RIGHTS - 0.0%
France - 0.0%
Bourbon S.A., expiring 7/23/09* (Cost: $0)	387	1,516

TOTAL LONG-TERM INVESTMENTS (Cost: $20,431,489)		13,560,456

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $19,723)	19,723	19,723

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
MONEY MARKET FUND - 2.9%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $394,010)(d)	394,010	394,010

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $20,845,222)(e)		13,974,189
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.2)%		(306,182)

NET ASSETS - 100.0%		$13,668,007

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $373,699 and the total market value of the collateral held by the Fund was $394,010.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Technology Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Australia - 1.4%
Computershare Ltd.	11,513	$83,956
Salmat Ltd.	9,356	27,154

Total Australia		111,110

Belgium - 0.3%
Melexis N.V.	4,066	25,379

Finland - 17.6%
Nokia Oyj	94,456	1,383,182
Tieto Oyj	3,411	45,309

Total Finland		1,428,491

France - 7.5%
Cap Gemini S.A.	4,259	156,755
Dassault Systemes S.A.	1,465	64,646
Iliad S.A.	245	23,760
Neopost S.A.	1,848	165,907
Safran S.A.	15,077	198,789

Total France		609,857

Germany - 8.8%
Kontron AG	1,149	14,747
SAP AG	14,480	582,298
Software AG	693	49,000
Wincor Nixdorf AG	1,237	69,195

Total Germany		715,240

Japan - 46.1%
Advantest Corp.	3,300	59,854
Amano Corp.	4,500	44,028
Brother Industries Ltd.	7,100	62,990
Canon, Inc.	30,300	992,362
Citizen Holdings Co., Ltd.	9,100	46,686
Fujitsu Ltd.	24,000	130,839
Hamamatsu Photonics K.K.	2,400	45,943
Hirose Electric Co., Ltd.	400	42,701
Hitachi High-Technologies Corp.	2,800	47,796
HOYA CORP.	5,000	100,326
Ibiden Co., Ltd.	1,500	42,209
Itochu Techno-Solutions Corp.	2,100	62,466
Kokuyo Co., Ltd.	3,600	31,491
Konica Minolta Holdings, Inc.	8,500	88,801
Kyocera Corp.	2,200	165,767
Mitsumi Electric Co., Ltd.	1,800	38,524
Nippon Electric Glass Co., Ltd.	5,000	56,071
Nomura Research Institute Ltd.	4,700	104,488
Obic Co., Ltd.	280	45,474
Oracle Corp.	4,654	170,754
Otsuka Corp.	1,000	53,376
Panasonic Corp.	39,000	526,279
Ricoh Co., Ltd.	15,000	193,553
Seiko Epson Corp.	3,300	53,868
Softbank Corp.	1,300	25,357
TDK Corp.	3,100	145,867
Tokyo Electron Ltd.	900	43,561
Trend Micro, Inc.	3,500	112,090
Yahoo! Japan Corp.	209	66,609
Yamatake Corp.	2,600	51,873
Yaskawa Electric Corp.	6,000	39,923
Yokogawa Electric Corp.	7,000	47,158

Total Japan		3,739,084

Netherlands - 3.9%
ASML Holding N.V.	3,858	83,390
Exact Holding N.V.	2,005	48,512
STMicroelectronics N.V.*	24,468	183,046

Total Netherlands		314,948

Norway - 0.3%
Tandberg ASA	1,500	25,227

Singapore - 1.0%
Venture Corp., Ltd.	16,000	77,162

Spain - 1.2%
Indra Sistemas S.A.	4,246	91,866

Sweden - 6.8%
Telefonaktiebolaget LM Ericsson Class A	5,239	50,917
Telefonaktiebolaget LM Ericsson Class B	51,106	499,329

Total Sweden		550,246

United Kingdom - 4.6%
ARM Holdings PLC	20,569	40,564
Halma PLC	18,519	60,691
Laird PLC	13,299	33,947
Logica PLC	53,700	69,864
Misys PLC	17,069	48,490
Sage Group PLC (The)	41,242	120,965

Total United Kingdom		374,521

TOTAL COMMON STOCKS (Cost: $10,102,685)		8,063,131

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $18,254)	18,254	18,254

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $10,120,939)(b)		8,081,385
Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		23,973

NET ASSETS - 100.0%		$8,105,358

*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Utilities Sector Fund

June 30, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Australia - 1.9%
AGL Energy Ltd.	18,829	$204,740
Origin Energy Ltd.	21,424	253,568

Total Australia		458,308

Austria - 1.7%
EVN AG	3,384	56,152
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	7,396	376,369

Total Austria		432,521

Finland - 3.2%
Fortum Oyj	34,874	793,418

France - 15.8%
Electricite de France	33,432	1,626,029
Gaz de France Suez	46,984	1,749,042
Veolia Environnement	19,043	560,657

Total France		3,935,728

Germany - 13.3%
E.ON AG	48,936	1,731,104
RWE AG	20,028	1,575,696

Total Germany		3,306,800

Hong Kong - 4.9%
China Resources Power Holdings Co., Ltd.	24,000	53,388
CLP Holdings Ltd.	76,322	506,184
Hong Kong & China Gas Co., Ltd.	125,360	263,659
Hongkong Electric Holdings Ltd.	71,886	399,776

Total Hong Kong		1,223,007

Italy - 14.4%
A2A SpA	175,793	320,302
Edison SpA	221,212	317,730
Enel SpA	331,205	1,612,040
Hera SpA	74,361	180,756
Iride SpA	81,849	141,211
Snam Rete Gas SpA(a)	155,754	683,260
Terna Rete Elettrica Nazionale SpA(a)	100,524	334,875

Total Italy		3,590,174

Japan - 12.5%
Chubu Electric Power Co., Inc.	15,600	360,553
Chugoku Electric Power Co., Inc. (The)	9,600	200,487
Electric Power Development Co., Ltd.	5,900	167,549
Hokkaido Electric Power Co., Inc.	9,000	168,555
Hokuriku Electric Power Co.	6,900	157,688
Kansai Electric Power Co., Inc. (The)	19,500	430,481
Kyushu Electric Power Co., Inc.	12,100	260,222
Osaka Gas Co., Ltd.	54,000	172,379
Shikoku Electric Power Co., Inc.	5,600	167,156
Tohoku Electric Power Co., Inc.	12,800	267,316
Tokyo Electric Power Co., Inc. (The)	21,500	552,625
Tokyo Gas Co., Ltd.	60,000	214,541

Total Japan		3,119,552

New Zealand - 1.0%
Contact Energy Ltd.	46,374	175,741
Vector Ltd.	58,428	77,213

Total New Zealand		252,954

Portugal - 2.1%
Energias de Portugal S.A.	135,151	529,468

Spain - 13.2%
Enagas	12,058	237,038
Gas Natural SDG S.A.	30,726	558,979
Iberdrola S.A.(a)	186,409	1,511,277
Red Electrica Corp. S.A.	5,090	229,963
Sociedad General de Aguas de Barcelona S.A. Class A	6,487	147,040
Union Fenosa S.A.	54,115	587,500

Total Spain		3,271,797

Switzerland - 0.7%
BKW FMB Energie AG	2,210	162,567

United Kingdom - 14.0%
Centrica PLC	166,305	610,751
Drax Group PLC	33,513	242,288
International Power PLC	64,318	252,094
National Grid PLC	93,545	843,449
Northumbrian Water Group PLC	37,989	154,841
Pennon Group PLC	20,274	161,182
Scottish & Southern Energy PLC	31,578	592,328
Severn Trent PLC	13,045	235,026
United Utilities Group PLC	48,480	396,801

Total United Kingdom		3,488,760

TOTAL COMMON STOCKS (Cost: $39,558,598)		24,565,054

RIGHTS - 0.0%
Hong Kong - 0.0%
China Resources Power Holdings Co., Ltd., expiring 7/10/09* (Cost: $0) 4,400		1,874

TOTAL LONG-TERM INVESTMENTS (Cost: $39,558,598)		24,566,928

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $30,792)	30,792	30,792

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%
MONEY MARKET FUND - 5.8%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $1,435,037)(d)	1,435,037	1,435,037

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $41,024,427)(e)		26,032,757
Liabilities in Excess of Foreign Currency and Other Assets - (4.6)%		(1,154,100)

NET ASSETS - 100.0%		$24,878,657

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $1,355,684 and the total market value of the collateral held by the Fund was $1,435,037.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 3.0%
AAR Corp.*	150	$2,408
Alliant Techsystems, Inc.*	56	4,612
BE Aerospace, Inc.*	622	8,932
Boeing Co. (The)	2,206	93,755
Ceradyne, Inc.*	134	2,367
Curtiss-Wright Corp.	97	2,884
DynCorp International, Inc. Class A*	141	2,367
Esterline Technologies Corp.*	76	2,057
General Dynamics Corp.	991	54,892
Goodrich Corp.	423	21,137
Hexcel Corp.*	361	3,440
Honeywell International, Inc.	1,698	53,317
ITT Corp.	380	16,910
L-3 Communications Holdings, Inc.	263	18,247
Lockheed Martin Corp.	898	72,424
Moog, Inc. Class A*	103	2,658
Northrop Grumman Corp.	777	35,493
Orbital Sciences Corp.*	127	1,927
Precision Castparts Corp.	426	31,111
Raytheon Co.	951	42,253
Rockwell Collins, Inc.	425	17,735
Spirit Aerosystems Holdings, Inc. Class A*	900	12,366
Teledyne Technologies, Inc.*	76	2,489
TransDigm Group, Inc.*	114	4,127
Triumph Group, Inc.	66	2,640
United Technologies Corp.	2,074	107,765

Total Aerospace & Defense		620,313

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.*	96	2,226
C.H. Robinson Worldwide, Inc.	166	8,657
Expeditors International Washington, Inc.	204	6,801
FedEx Corp.	401	22,304
Forward Air Corp.	61	1,300
HUB Group, Inc. Class A*	79	1,631
Pacer International, Inc.	212	473

Total Air Freight & Logistics		43,392

Airlines - 0.0%
Republic Airways Holdings, Inc.*	254	1,659
Skywest, Inc.	192	1,958
Southwest Airlines Co.	980	6,595

Total Airlines		10,212

Auto Components - 0.4%
Autoliv, Inc.	337	9,695
BorgWarner, Inc.	296	10,108
Exide Technologies*	368	1,373
Gentex Corp.	330	3,828
Goodyear Tire & Rubber Co. (The)*	1,287	14,492
Johnson Controls, Inc.	1,306	28,366
WABCO Holdings, Inc.	377	6,673

Total Auto Components		74,535

Automobiles - 0.1%
Harley-Davidson, Inc.	1,070	17,345
Thor Industries, Inc.	200	3,674

Total Automobiles		21,019

Beverages - 1.8%
Brown-Forman Corp. Class B	208	8,940
Central European Distribution Corp.*	129	3,427
Coca-Cola Co. (The)	3,004	144,162
Coca-Cola Enterprises, Inc.	1,382	23,010
Constellation Brands, Inc. Class A*	310	3,931
Dr. Pepper Snapple Group, Inc.*	695	14,727
Hansen Natural Corp.*	151	4,654
Molson Coors Brewing Co. Class B	228	9,651
Pepsi Bottling Group, Inc.	620	20,981
PepsiAmericas, Inc.	316	8,472
PepsiCo, Inc.	2,409	132,399

Total Beverages		374,354

Biotechnology - 0.8%
Amgen, Inc.*	1,706	90,316
Biogen Idec, Inc.*	413	18,647
Cephalon, Inc.*	84	4,759
Cubist Pharmaceuticals, Inc.*	89	1,631
Emergent Biosolutions, Inc.*	83	1,189
Genzyme Corp.*	150	8,350
Gilead Sciences, Inc.*	881	41,266
Myriad Genetics, Inc.*	83	2,959
Myriad Pharmaceuticals, Inc.*	20	93
OSI Pharmaceuticals, Inc.*	87	2,456

Total Biotechnology		171,666

Building Products - 0.1%
Ameron International Corp.	33	2,212
Apogee Enterprises, Inc.	190	2,337
Armstrong World Industries, Inc.*	167	2,754
Lennox International, Inc.	144	4,624
Masco Corp.	525	5,030
NCI Building Systems, Inc.*(a)	151	399
Simpson Manufacturing Co., Inc.	78	1,686

Total Building Products		19,042

Capital Markets - 3.2%
Affiliated Managers Group, Inc.*	104	6,052
Ameriprise Financial, Inc.	638	15,484
Apollo Investment Corp.	603	3,618
Bank of New York Mellon Corp. (The)	1,678	49,182
BlackRock Kelso Capital Corp.	191	1,190
BlackRock, Inc.	192	33,681
Charles Schwab Corp. (The)	1,760	30,870
Eaton Vance Corp.	245	6,554
Federated Investors, Inc. Class B	271	6,528
Franklin Resources, Inc.	582	41,910
GAMCO Investors, Inc. Class A	73	3,541
GFI Group, Inc.	711	4,792
Goldman Sachs Group, Inc. (The)	2,226	328,201
Greenhill & Co., Inc.	42	3,033
Hercules Technology Growth Capital, Inc.	221	1,848
Investment Technology Group, Inc.*	140	2,855
Janus Capital Group, Inc.	650	7,410
Knight Capital Group, Inc. Class A*	258	4,399
Northern Trust Corp.	318	17,070
optionsXpress Holdings, Inc.	212	3,292
Prospect Capital Corp.	174	1,601
Raymond James Financial, Inc.	308	5,301
SEI Investments Co.	292	5,268
State Street Corp.	916	43,235
Stifel Financial Corp.*	44	2,116
T. Rowe Price Group, Inc.	460	19,168
TD Ameritrade Holding Corp.*	1,459	25,591
Waddell & Reed Financial, Inc. Class A	258	6,803

Total Capital Markets		680,593

Chemicals - 2.7%
Air Products & Chemicals, Inc.	509	32,876
Airgas, Inc.	169	6,850
Albemarle Corp.	297	7,594
Arch Chemicals, Inc.	80	1,967

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
Ashland, Inc.	373	$10,463
Cabot Corp.	147	1,849
Celanese Corp. Series A	1,410	33,488
CF Industries Holdings, Inc.	307	22,761
Cytec Industries, Inc.	228	4,245
Dow Chemical Co. (The)	2,834	45,741
E.I. Du Pont de Nemours & Co.	2,549	65,305
Eastman Chemical Co.	325	12,318
Ecolab, Inc.	292	11,385
FMC Corp.	152	7,190
H.B. Fuller Co.	177	3,322
Huntsman Corp.	655	3,295
Innophos Holdings, Inc.	269	4,543
International Flavors & Fragrances, Inc.	176	5,759
Koppers Holdings, Inc.	106	2,795
Lubrizol Corp.	182	8,610
Minerals Technologies, Inc.	39	1,405
Monsanto Co.	596	44,307
Mosaic Co. (The)	2,063	91,391
Nalco Holding Co.	337	5,675
NewMarket Corp.	71	4,780
Olin Corp.	240	2,854
OM Group, Inc.*	247	7,168
PPG Industries, Inc.	373	16,375
Praxair, Inc.	521	37,027
Rockwood Holdings, Inc.*	348	5,095
RPM International, Inc.	436	6,121
Sensient Technologies Corp.	108	2,438
Sigma-Aldrich Corp.	190	9,416
Terra Industries, Inc.	782	18,940
Valspar Corp. (The)	202	4,551
W.R. Grace & Co.*	571	7,063
Westlake Chemical Corp.	169	3,446

Total Chemicals		560,408

Commercial Banks - 1.8%
Associated Banc-Corp.	287	3,587
Bancfirst Corp.	41	1,418
BancorpSouth, Inc.	181	3,716
Bank of Hawaii Corp.	121	4,335
BB&T Corp.	1,290	28,354
BOK Financial Corp.	109	4,106
CapitalSource, Inc.	383	1,869
Cathay General Bancorp(a)	129	1,227
City National Corp.	88	3,241
Comerica, Inc.	412	8,714
Commerce Bancshares, Inc.	114	3,629
Community Bank System, Inc.	89	1,296
Cullen/Frost Bankers, Inc.	114	5,258
CVB Financial Corp.(a)	233	1,391
Fifth Third Bancorp	226	1,605
First Bancorp(a)	204	806
First Citizens BancShares, Inc. Class A	22	2,940
First Financial Bankshares, Inc.	46	2,316
First Midwest Bancorp, Inc.	122	892
FirstMerit Corp.	181	3,073
FNB Corp.	201	1,244

Fulton Financial Corp.(a)	399	2,079
Glacier Bancorp, Inc.	137	2,023
Hancock Holding Co.	64	2,079
Huntington Bancshares, Inc.	264	1,103
International Bancshares Corp.	190	1,959
M&T Bank Corp.(a)	202	10,288
MB Financial, Inc.	73	744
National Penn Bancshares, Inc.	205	945
NBT Bancorp, Inc.	84	1,824
Old National Bancorp	168	1,650
Pacific Capital Bancorp NA	132	282
Park National Corp.(a)	39	2,203
PNC Financial Services Group, Inc.	699	27,128
Prosperity Bancshares, Inc.	96	2,864
Regions Financial Corp.	1,932	7,805
S&T Bancorp, Inc.(a)	67	815
SunTrust Banks, Inc.	755	12,420
Susquehanna Bancshares, Inc.	178	870
SVB Financial Group*	116	3,157
Synovus Financial Corp.	537	1,606
TCF Financial Corp.	353	4,720
Trustmark Corp.	138	2,666
U.S. Bancorp	3,290	58,957
UMB Financial Corp.	66	2,509
Umpqua Holdings Corp.	150	1,164
United Bankshares, Inc.(a)	90	1,759
Valley National Bancorp(a)	197	2,305
Wells Fargo & Co.	5,164	125,279
Westamerica Bancorp.	51	2,530
Whitney Holding Corp.	156	1,429
Wilmington Trust Corp.	121	1,653
Zions Bancorp.(a)	247	2,855

Total Commercial Banks		376,687

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	118	2,132
American Reprographics Co.*	301	2,504
Avery Dennison Corp.	211	5,418
Brink’s Co. (The)	219	6,358
Cintas Corp.*	310	7,080
Clean Harbors, Inc.*	42	2,268
Consolidated Graphics, Inc.*	96	1,672
Copart, Inc.*	153	5,305
Corrections Corp. of America*	239	4,061
Covanta Holding Corp.*	200	3,392
Deluxe Corp.	246	3,151
Geo Group, Inc. (The)*	103	1,914
Herman Miller, Inc.	272	4,172
HNI Corp.(a)	157	2,835
Interface, Inc. Class A	349	2,164
Iron Mountain, Inc.*	150	4,313
Knoll, Inc.	285	2,160
M&F Worldwide Corp.*	132	2,640
Mine Safety Appliances Co.	84	2,024
Pitney Bowes, Inc.	270	5,921
R.R. Donnelley & Sons Co.	1,074	12,480
Republic Services, Inc.	285	6,957
Rollins, Inc.	151	2,614
Steelcase, Inc. Class A	523	3,044
Stericycle, Inc.*	76	3,916
SYKES Enterprises, Inc.*	136	2,460
Tetra Tech, Inc.*	104	2,980
United Stationers, Inc.*	93	3,244
Viad Corp.	76	1,309
Waste Connections, Inc.*	111	2,876
Waste Management, Inc.	838	23,598

Total Commercial Services & Supplies		136,962

Communications Equipment - 1.9%
ADC Telecommunications, Inc.*	414	3,295
Adtran, Inc.	187	4,015
Airvana, Inc.*	736	4,688
Arris Group, Inc.*	283	3,441
Black Box Corp.	63	2,109
Brocade Communications Systems, Inc.*	1,412	11,042

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
Ciena Corp.*	461	$4,771
Cisco Systems, Inc.*	11,168	208,172
CommScope, Inc.*	279	7,327
Comtech Telecommunications Corp.*	59	1,881
F5 Networks, Inc.*	121	4,185
Harmonic, Inc.*	381	2,244
Harris Corp.	307	8,707
Harris Stratex Networks, Inc. Class A*	76	493
Infinera Corp.*	395	3,606
Juniper Networks, Inc.*	731	17,252
Plantronics, Inc.	186	3,517
Polycom, Inc.*	198	4,013
QUALCOMM, Inc.	2,284	103,237
Starent Networks Corp.*	230	5,614
Tekelec*	162	2,726

Total Communications Equipment		406,335

Computers & Peripherals - 4.4%
Apple, Inc.*	1,281	182,453
Dell, Inc.*	5,486	75,323
Diebold, Inc.	124	3,269
EMC Corp.*	3,377	44,239
Hewlett-Packard Co.	5,166	199,666
International Business Machines Corp.	3,124	326,208
Lexmark International, Inc. Class A*	294	4,660
NCR Corp.*	501	5,927
NetApp, Inc.*	555	10,944
QLogic Corp.*	294	3,728
Teradata Corp.*	437	10,239
Western Digital Corp.*	1,917	50,800

Total Computers & Peripherals		917,456

Construction & Engineering - 0.3%
Aecom Technology Corp.*	142	4,544
EMCOR Group, Inc.*	219	4,406
Fluor Corp.	351	18,003
Granite Construction, Inc.	77	2,562
Jacobs Engineering Group, Inc.*	207	8,713
KBR, Inc.	440	8,114
MasTec, Inc.*	224	2,625
Quanta Services, Inc.*	222	5,135
Shaw Group, Inc. (The)*	184	5,043
Tutor Perini Corp.*	138	2,396
URS Corp.*	127	6,289

Total Construction & Engineering		67,830

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	51	4,023
Texas Industries, Inc.(a)	52	1,631
Vulcan Materials Co.	87	3,749

Total Construction Materials		9,403

Consumer Finance - 0.6%
American Express Co.	2,972	69,069
Capital One Financial Corp.	1,407	30,785
Cash America International, Inc.	97	2,269
Credit Acceptance Corp.*	141	3,081
Discover Financial Services	1,583	16,257
Dollar Financial Corp.*	177	2,441
Ezcorp, Inc. Class A*	115	1,240
Student Loan Corp. (The)	80	2,976
World Acceptance Corp.*	89	1,772

Total Consumer Finance		129,890

Containers & Packaging - 0.4%
Aptargroup, Inc.	115	3,884
Ball Corp.	187	8,445
Bemis Co., Inc.	167	4,208
Crown Holdings, Inc.*	788	19,022
Greif, Inc. Class A	138	6,102
Owens-Illinois, Inc.*	477	13,361
Packaging Corp. of America	284	4,601
Pactiv Corp.*	212	4,601
Rock-Tenn Co. Class A	77	2,938
Sealed Air Corp.	374	6,900
Silgan Holdings, Inc.	63	3,089
Sonoco Products Co.	142	3,401

Total Containers & Packaging		80,552

Distributors - 0.1%
Genuine Parts Co.	302	10,135
LKQ Corp.*	296	4,869

Total Distributors		15,004

Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A*	161	11,450
Career Education Corp.*	132	3,286
DeVry, Inc.	72	3,603
H&R Block, Inc.	480	8,270
ITT Educational Services, Inc.*	61	6,140
Matthews International Corp. Class A	62	1,930
Pre-Paid Legal Services, Inc.*	48	2,092
Regis Corp.	182	3,169
Service Corp. International	1,185	6,494
Sotheby’s(a)	410	5,785
Strayer Education, Inc.	13	2,835
Weight Watchers International, Inc.	168	4,329

Total Diversified Consumer Services		59,383

Diversified Financial Services - 1.9%
Bank of America Corp.	8,424	111,197
CME Group, Inc.	91	28,311
Financial Federal Corp.	71	1,459
IntercontinentalExchange, Inc.*	96	10,967
JPMorgan Chase & Co.	5,416	184,740
Leucadia National Corp.*	705	14,868
Moody’s Corp.	545	14,361
NASDAQ OMX Group (The)*	354	7,544
NYSE Euronext	612	16,677

Total Diversified Financial Services		390,124

Diversified Telecommunication Services - 2.2%
Alaska Communications Systems Group, Inc.	340	2,489
AT&T, Inc.	10,314	256,200
CenturyTel, Inc.	360	11,052
Cincinnati Bell, Inc.*	1,285	3,649
Embarq Corp.	547	23,007
Frontier Communications Corp.	592	4,227
Qwest Communications International, Inc.	5,324	22,094
Verizon Communications, Inc.	4,181	128,482
Windstream Corp.	1,277	10,676

Total Diversified Telecommunication Services		461,876

Electric Utilities - 1.7%
Allegheny Energy, Inc.	342	8,772
ALLETE, Inc.	88	2,530
American Electric Power Co., Inc.	875	25,279
Cleco Corp.	134	3,004
DPL, Inc.	208	4,819
Duke Energy Corp.	2,147	31,325
Edison International	862	27,119
El Paso Electric Co.*	105	1,466
Entergy Corp.	366	28,372
Exelon Corp.	1,071	54,846

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
FirstEnergy Corp.	510	$19,762
FPL Group, Inc.	643	36,561
Great Plains Energy, Inc.	211	3,281
Hawaiian Electric Industries, Inc.	164	3,126
IDACORP, Inc.	103	2,692
ITC Holdings Corp.(a)	77	3,493
MGE Energy, Inc.	65	2,181
Northeast Utilities	313	6,983
Pepco Holdings, Inc.	413	5,551
Pinnacle West Capital Corp.	200	6,030
Portland General Electric Co.	142	2,766
PPL Corp.	673	22,182
Progress Energy, Inc.	442	16,721
Southern Co. (The)	1,068	33,279
UIL Holdings Corp.	67	1,504
Westar Energy, Inc.	239	4,486

Total Electric Utilities		358,130

Electrical Equipment - 0.7%
A.O. Smith Corp.	91	2,964
Acuity Brands, Inc.	118	3,310
Ametek, Inc.	212	7,331
Baldor Electric Co.	167	3,973
Belden, Inc.	169	2,822
Brady Corp. Class A	161	4,044
Emerson Electric Co.	1,584	51,322
EnerSys*	247	4,493
First Solar, Inc.*	52	8,430
General Cable Corp.*	323	12,138
GrafTech International Ltd.*	656	7,419
Hubbell, Inc. Class B	169	5,418
II-VI, Inc.*	112	2,483
Regal-Beloit Corp.	108	4,290
Rockwell Automation, Inc.	435	13,972
Roper Industries, Inc.	167	7,567
Sunpower Corp. Class A*(a)	62	1,652
Thomas & Betts Corp.*	199	5,743
Woodward Governor Co.	163	3,228

Total Electrical Equipment		152,599

Electronic Equipment, Instruments & Components - 1.8%
Agilent Technologies, Inc.*	1,009	20,493
Amphenol Corp. Class A	455	14,396
Anixter International, Inc.*	231	8,683
Arrow Electronics, Inc.*	522	11,087
Avnet, Inc.*	639	13,438
AVX Corp.	478	4,747
Benchmark Electronics, Inc.*	209	3,010
Checkpoint Systems, Inc.*	187	2,934
Corning, Inc.	14,355	230,541
Dolby Laboratories, Inc. Class A*	168	6,263
FLIR Systems, Inc.*	208	4,692
Ingram Micro, Inc. Class A*	549	9,607
Insight Enterprises, Inc.*	447	4,318
Jabil Circuit, Inc.	554	4,111
Molex, Inc.	382	5,940
MTS Systems Corp.	75	1,549
National Instruments Corp.	141	3,181
Plexus Corp.*	160	3,274
Rofin-Sinar Technologies, Inc.*	104	2,081
Scansource, Inc.*	114	2,795
SYNNEX Corp.*	239	5,973
Tech Data Corp.*	182	5,953
Trimble Navigation Ltd.*	204	4,005
Vishay Intertechnology, Inc.*	537	3,646

Total Electronic Equipment, Instruments & Components		376,717

Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc.*	373	9,291
Baker Hughes, Inc.	1,227	44,712
Basic Energy Services, Inc.*	190	1,298
BJ Services Co.	1,234	16,819
Bristow Group, Inc.*	96	2,844
Cal Dive International, Inc.*	397	3,426
Cameron International Corp.*	672	19,018
CARBO Ceramics, Inc.(a)	61	2,086
Complete Production Services, Inc.*	541	3,441
Diamond Offshore Drilling, Inc.	470	39,034
Dresser-Rand Group, Inc.*	251	6,551
Dril-Quip, Inc.*	165	6,287
ENSCO International, Inc.	932	32,499
Exterran Holdings, Inc.*	186	2,983
FMC Technologies, Inc.*	409	15,370
Gulfmark Offshore, Inc.*	126	3,478
Halliburton Co.	2,444	50,591
Helix Energy Solutions Group, Inc.*	1,099	11,946
Helmerich & Payne, Inc.	472	14,571
Hercules Offshore, Inc.*	617	2,449
Hornbeck Offshore Services, Inc.*	171	3,658
ION Geophysical Corp.*	657	1,688
Key Energy Services, Inc.*	857	4,936
Lufkin Industries, Inc.	65	2,733
National Oilwell Varco, Inc.*	1,723	56,273
Oceaneering International, Inc.*	209	9,447
Oil States International, Inc.*	362	8,764
Parker Drilling Co.*	846	3,672
Patterson-UTI Energy, Inc.	813	10,455
Pioneer Drilling Co.*	369	1,768
Pride International, Inc.*	849	21,276
Rowan Cos., Inc.	648	12,519
RPC, Inc.	323	2,697
SEACOR Holdings, Inc.*	51	3,837
Smith International, Inc.	747	19,235
Superior Energy Services, Inc.*	476	8,221
Tidewater, Inc.	202	8,660
Unit Corp.*	309	8,519

Total Energy Equipment & Services		477,052

Food & Staples Retailing - 2.6%
Andersons, Inc. (The)	115	3,443
BJ’s Wholesale Club, Inc.*	110	3,545
Casey’s General Stores, Inc.	122	3,134
Costco Wholesale Corp.	557	25,455
CVS Caremark Corp.	2,788	88,854
Ingles Markets, Inc. Class A	112	1,707
Kroger Co. (The)	1,132	24,961
Ruddick Corp.	98	2,296
Safeway, Inc.	908	18,496
SUPERVALU, Inc.	1,033	13,377
Sysco Corp.	1,073	24,121
United Natural Foods, Inc.*	89	2,336
Walgreen Co.	1,972	57,977
Wal-Mart Stores, Inc.	5,692	275,721
Whole Foods Market, Inc.(a)	297	5,637

Total Food & Staples Retailing		551,060

Food Products - 1.4%
Archer-Daniels-Midland Co.	1,974	52,844
Cal-Maine Foods, Inc.(a)	152	3,794
Campbell Soup Co.	539	15,857

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
Chiquita Brands International, Inc.*	135	$1,385
ConAgra Foods, Inc.	724	13,800
Corn Products International, Inc.	219	5,867
Darling International, Inc.*	437	2,884
Dean Foods Co.*	250	4,798
Del Monte Foods Co.	385	3,611
Flowers Foods, Inc.	139	3,036
General Mills, Inc.	435	24,369
H.J. Heinz Co.	526	18,778
Hershey Co. (The)	219	7,884
Hormel Foods Corp.	228	7,875
J.M. Smucker Co. (The)	105	5,109
Kellogg Co.	621	28,920
Kraft Foods, Inc. Class A	2,148	54,430
Lancaster Colony Corp.	69	3,041
McCormick & Co., Inc.	212	6,896
Ralcorp Holdings, Inc.*	79	4,813
Sara Lee Corp.	1,519	14,825
Tyson Foods, Inc. Class A	283	3,569

Total Food Products		288,385

Gas Utilities - 0.4%
AGL Resources, Inc.	170	5,406
Atmos Energy Corp.	215	5,384
Energen Corp.	258	10,294
EQT Corp.	220	7,680
Laclede Group, Inc. (The)	50	1,657
National Fuel Gas Co.	217	7,829
New Jersey Resources Corp.	101	3,741
Nicor, Inc.	102	3,531
Northwest Natural Gas Co.	58	2,571
Oneok, Inc.	296	8,729
Piedmont Natural Gas Co., Inc.	125	3,014
Questar Corp.	462	14,350
South Jersey Industries, Inc.	74	2,582
Southwest Gas Corp.	97	2,154
UGI Corp.	225	5,735
WGL Holdings, Inc.	109	3,490

Total Gas Utilities		88,147

Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	862	45,652
Beckman Coulter, Inc.	99	5,657
Becton Dickinson & Co.	384	27,383
Boston Scientific Corp.*	1,872	18,982
C.R. Bard, Inc.	109	8,115
Conmed Corp.*	78	1,211
DENTSPLY International, Inc.	245	7,477
Edwards Lifesciences Corp.*	72	4,898
Gen-Probe, Inc.*	70	3,009
Haemonetics Corp.*	37	2,109
Hill-Rom Holdings, Inc.	118	1,914
Hospira, Inc.*	254	9,784
Idexx Laboratories, Inc.*(a)	100	4,620
Immucor, Inc.*	103	1,417
Intuitive Surgical, Inc.*(a)	42	6,874
Kinetic Concepts, Inc.*	229	6,240
Medtronic, Inc.	1,936	67,547
Resmed, Inc.*	90	3,666
Sirona Dental Systems, Inc.*	242	4,838
St. Jude Medical, Inc.*	512	21,043
STERIS Corp.	129	3,364
Stryker Corp.	673	26,745
Teleflex, Inc.	45	2,017
Varian Medical Systems, Inc.*	203	7,133
West Pharmaceutical Services, Inc.	62	2,161
Zimmer Holdings, Inc.*	543	23,132

Total Health Care Equipment & Supplies		316,988

Health Care Providers & Services - 2.6%
Aetna, Inc.	1,633	40,907
Amedisys, Inc.*	71	2,344
AMERIGROUP Corp.*	162	4,350
AmerisourceBergen Corp.	632	11,212
Amsurg Corp.*	85	1,822
Cardinal Health, Inc.	903	27,587
Catalyst Health Solutions, Inc.*	95	2,369
Centene Corp.*	139	2,777
Chemed Corp.	63	2,487
Cigna Corp.	1,331	32,064
Community Health Systems, Inc.*	190	4,797
Coventry Health Care, Inc.*	798	14,931
DaVita, Inc.*	174	8,606
Emergency Medical Services Corp. Class A*	78	2,872
Express Scripts, Inc.*	295	20,281
Gentiva Health Services, Inc.*	98	1,613
Health Management Associates, Inc. Class A*	1,043	5,152
Health Net, Inc.*	529	8,226
Healthspring, Inc.*	199	2,161
Healthways, Inc.*	171	2,300
Henry Schein, Inc.*	175	8,391
Humana, Inc.*	497	16,033
inVentiv Health, Inc.*	152	2,057
Kindred Healthcare, Inc.*	149	1,843
Laboratory Corp. of America Holdings*	168	11,389
LifePoint Hospitals, Inc.*	175	4,594
Lincare Holdings, Inc.*	206	4,845
Magellan Health Services, Inc.*	83	2,724
McKesson Corp.	661	29,084
Medco Health Solutions, Inc.*	583	26,591
Mednax, Inc.*	114	4,803
Molina Healthcare, Inc.*	117	2,799
Omnicare, Inc.	174	4,482
Owens & Minor, Inc.	80	3,506
Patterson Cos., Inc.*	268	5,816
PSS World Medical, Inc.*	106	1,962
Psychiatric Solutions, Inc.*	116	2,638
Quest Diagnostics, Inc.	295	16,647
Sun Healthcare Group, Inc.*	167	1,409
UnitedHealth Group, Inc.	3,400	84,932
Universal American Corp.*	327	2,851
Universal Health Services, Inc. Class B	134	6,546
VCA Antech, Inc.*	177	4,726
WellPoint, Inc.*	1,897	96,538

Total Health Care Providers & Services		546,064

Health Care Technology - 0.1%
Cerner Corp.*	112	6,977
Eclipsys Corp.*	144	2,560
HLTH Corp.*	439	5,751
IMS Health, Inc.	380	4,826

Total Health Care Technology		20,114

Hotels, Restaurants & Leisure - 1.3%
Ameristar Casinos, Inc.	224	4,263
Bally Technologies, Inc.*	144	4,309
Bob Evans Farms, Inc.	96	2,759
Burger King Holdings, Inc.	232	4,007
CEC Entertainment, Inc.*	82	2,417
Cheesecake Factory (The)*	220	3,806
Chipotle Mexican Grill, Inc. Class A*(a)	37	2,960
Choice Hotels International, Inc.	105	2,794
Cracker Barrel Old Country Store, Inc.	89	2,483

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
Darden Restaurants, Inc.	343	$11,312
Domino’s Pizza, Inc.*	372	2,786
International Game Technology	681	10,828
International Speedway Corp. Class A	114	2,920
Jack In The Box, Inc.*	98	2,200
Life Time Fitness, Inc.*	189	3,782
Marriott International, Inc. Class A	747	16,486
McDonald’s Corp.	1,627	93,536
MGM Mirage*	675	4,313
Panera Bread Co. Class A*	38	1,895
Penn National Gaming, Inc.*	153	4,454
Scientific Games Corp. Class A*	156	2,460
Sonic Corp.*	151	1,515
Speedway Motorsports, Inc.	124	1,706
Starbucks Corp.*	756	10,501
Starwood Hotels & Resorts Worldwide, Inc.	590	13,098
Vail Resorts, Inc.*	111	2,977
WMS Industries, Inc.*	83	2,615
Wyndham Worldwide Corp.	1,379	16,713
Wynn Resorts Ltd.*(a)	222	7,837
Yum! Brands, Inc.	707	23,571

Total Hotels, Restaurants & Leisure		267,303

Household Durables - 0.4%
American Greetings Corp. Class A	170	1,986
Black & Decker Corp.	230	6,592
Blyth, Inc.*	67	2,197
Ethan Allen Interiors, Inc.	108	1,119
Fortune Brands, Inc.	432	15,008
Harman International Industries, Inc.	166	3,121
Jarden Corp.*	250	4,687
Leggett & Platt, Inc.	239	3,640
Newell Rubbermaid, Inc.	742	7,724
NVR, Inc.*	11	5,526
Sealy Corp.*	617	1,209
Snap-On, Inc.	145	4,167
Stanley Works (The)	221	7,479
Tempur-Pedic International, Inc.	416	5,437
Tupperware Brands Corp.	198	5,152
Whirlpool Corp.	295	12,555

Total Household Durables		87,599

Household Products - 1.6%
Church & Dwight Co., Inc.	103	5,594
Clorox Co.	227	12,673
Colgate-Palmolive Co.	696	49,235
Energizer Holdings, Inc.*	175	9,142
Kimberly-Clark Corp.	798	41,839
Procter & Gamble Co. (The)	4,158	212,474

Total Household Products		330,957

Independent Power Producers & Energy Traders - 0.3%
AES Corp. (The)*	1,805	20,956
Constellation Energy Group, Inc.	315	8,373
Mirant Corp.*	710	11,175
NRG Energy, Inc.*	927	24,065
Ormat Technologies, Inc.	64	2,580

Total Independent Power Producers & Energy Traders		67,149

Industrial Conglomerates - 2.1%
3M Co.	1,463	87,926
Carlisle Cos., Inc.	220	5,289
General Electric Co.	27,389	320,999
Seaboard Corp.	5	5,610
Textron, Inc.	1,429	13,804

Total Industrial Conglomerates		433,628

Insurance - 3.8%
Alleghany Corp.*	5	1,355
Allstate Corp. (The)	1,645	40,138
American Family Life Assurance Co., Inc.	918	28,541
American Financial Group, Inc.	391	8,438
American Physicians Capital, Inc.	41	1,606
Amerisafe, Inc.*	92	1,432
Amtrust Financial Services, Inc.	366	4,172
AON Corp.	314	11,891
Arthur J. Gallagher & Co.	152	3,244
Assurant, Inc.	483	11,636
Berkshire Hathaway, Inc. Class A*	2	180,000
Brown & Brown, Inc.	212	4,225
Chubb Corp.	897	35,772
Cincinnati Financial Corp.	301	6,727
CNA Financial Corp.	1,089	16,847
CNA Surety Corp.*	180	2,428
Delphi Financial Group, Inc. Class A	198	3,847
Employers Holdings, Inc.	211	2,859
Erie Indemnity Co. Class A	112	4,005
FBL Financial Group, Inc. Class A	272	2,247
Fpic Insurance Group, Inc.*	39	1,194
Hanover Insurance Group, Inc. (The)	95	3,620
Harleysville Group, Inc.	91	2,568
HCC Insurance Holdings, Inc.	323	7,755
Horace Mann Educators Corp.	154	1,535
Infinity Property & Casualty Corp.	46	1,677
Lincoln National Corp.	1,458	25,092
Loews Corp.	1,326	36,332
Markel Corp.*	14	3,944
Marsh & McLennan Cos., Inc.	342	6,885
Mercury General Corp.	104	3,477
Metlife, Inc.	2,331	69,953
National Western Life Insurance Co. Class A	1	117
Navigators Group, Inc.*	44	1,955
Odyssey Re Holdings Corp.	67	2,679
Principal Financial Group, Inc.	1,099	20,705
ProAssurance Corp.*	93	4,298
Progressive Corp. (The)*	1,472	22,242
Prudential Financial, Inc.	1,873	69,713
Reinsurance Group of America, Inc.	277	9,670
RLI Corp.	50	2,240
Safety Insurance Group, Inc.	59	1,803
Selective Insurance Group, Inc.	81	1,034
StanCorp Financial Group, Inc.	155	4,445
Torchmark Corp.	286	10,593
Tower Group, Inc.	95	2,354
Transatlantic Holdings, Inc.	208	9,013
Travelers Cos., Inc. (The)	1,685	69,152
Universal Insurance Holdings, Inc.	706	3,544
Unum Group	1,066	16,907
W.R. Berkley Corp.	457	9,812
Wesco Financial Corp.	4	1,164
Zenith National Insurance Corp.	79	1,718

Total Insurance		800,600

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	271	22,672
Expedia, Inc.*	887	13,403
Liberty Media Corp. - Interactive A*	947	4,744
NetFlix, Inc.*(a)	84	3,472
NutriSystem, Inc.	206	2,987

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
priceline.com, Inc.*	74	$8,255

Total Internet & Catalog Retail		55,533

Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	252	4,833
Digital River, Inc.*	97	3,523
Earthlink, Inc.*	642	4,757
eBay, Inc.*	3,038	52,041
Google, Inc. Class A*	376	158,518
j2 Global Communications, Inc.*	123	2,775
United Online, Inc.	337	2,194
Valueclick, Inc.*	261	2,746
WebMD Health Corp. Class A*(a)	98	2,932
Yahoo!, Inc.*	1,039	16,271

Total Internet Software & Services		250,590

IT Services - 1.3%
Affiliated Computer Services, Inc. Class A*	208	9,239
Alliance Data Systems Corp.*(a)	136	5,602
Automatic Data Processing, Inc.	743	26,332
Broadridge Financial Solutions, Inc.	394	6,533
CACI International, Inc. Class A*	66	2,819
Cognizant Technology Solutions Corp. Class A*	582	15,539
Computer Sciences Corp.*	655	29,017
CSG Systems International, Inc.*	129	1,708
DST Systems, Inc.*	158	5,838
Euronet Worldwide, Inc.*	154	2,986
Fidelity National Information Services, Inc.	244	4,870
Fiserv, Inc.*	267	12,202
Gartner, Inc.*	190	2,899
Global Payments, Inc.	148	5,544
Hewitt Associates, Inc. Class A*	163	4,854
ManTech International Corp. Class A*	59	2,539
Mastercard, Inc. Class A	209	34,968
MAXIMUS, Inc.	59	2,434
NeuStar, Inc. Class A*	157	3,479
Paychex, Inc.	500	12,600
Perot Systems Corp. Class A*	295	4,227
SAIC, Inc.*	550	10,203
SRA International, Inc. Class A*	136	2,388
Syntel, Inc.(a)	106	3,333
TeleTech Holdings, Inc.*	226	3,424
Total System Services, Inc.	433	5,798
Visa, Inc. Class A	496	30,881
Western Union Co. (The)	1,556	25,518
Wright Express Corp.*	136	3,464

Total IT Services		281,238

Leisure Equipment & Products - 0.1%
Callaway Golf Co.	164	832
Eastman Kodak Co.	243	719
Hasbro, Inc.	291	7,054
Jakks Pacific, Inc.*	140	1,796
Mattel, Inc.	834	13,386
Polaris Industries, Inc.	115	3,694
Pool Corp.(a)	129	2,136

Total Leisure Equipment & Products		29,617

Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc. Class A*	38	2,868
Bruker Corp.*	406	3,759
Charles River Laboratories International, Inc.*	163	5,501
Covance, Inc.*	104	5,117
Dionex Corp.*	21	1,282
Illumina, Inc.*	86	3,349
Mettler-Toledo International, Inc.*	76	5,863
Millipore Corp.*	61	4,283
Parexel International Corp.*	195	2,804
PerkinElmer, Inc.	259	4,507
Pharmaceutical Product Development, Inc.	157	3,645
Techne Corp.	39	2,489
Thermo Fisher Scientific, Inc.*	671	27,357
Varian, Inc.*	49	1,932
Waters Corp.*	190	9,779

Total Life Sciences Tools & Services		84,535

Machinery - 2.6%
Actuant Corp. Class A	202	2,464
AGCO Corp.*	387	11,250
Astec Industries, Inc.*	70	2,078
Barnes Group, Inc.	227	2,699
Bucyrus International, Inc.	268	7,654
Caterpillar, Inc.	2,040	67,402
Chart Industries, Inc.*	191	3,472
CIRCOR International, Inc.	88	2,078
CLARCOR, Inc.	89	2,598
Crane Co.	267	5,957
Cummins, Inc.	850	29,928
Danaher Corp.	579	35,747
Deere & Co.	1,172	46,821
Donaldson Co., Inc.	138	4,780
Dover Corp.	540	17,869
Eaton Corp.	644	28,729
EnPro Industries, Inc.*	126	2,269
ESCO Technologies, Inc.*	50	2,240
Federal Signal Corp.	221	1,691
Flowserve Corp.	196	13,683
Gardner Denver, Inc.*	204	5,135
Graco, Inc.	168	3,699
Harsco Corp.	283	8,009
IDEX Corp.	189	4,644
Illinois Tool Works, Inc.	1,297	48,430
Joy Global, Inc.	331	11,823
Kaydon Corp.	73	2,377
Kennametal, Inc.	256	4,910
Lincoln Electric Holdings, Inc.	125	4,505
Manitowoc Co., Inc. (The)	751	3,950
Middleby Corp.*	70	3,074
Mueller Industries, Inc.	131	2,725
Navistar International Corp.*	382	16,655
Nordson Corp.	104	4,021
Oshkosh Corp.	258	3,751
PACCAR, Inc.	963	31,307
Pall Corp.	180	4,781
Parker Hannifin Corp.	608	26,120
Pentair, Inc.	211	5,406
Robbins & Myers, Inc.	140	2,695
Sauer-Danfoss, Inc.	277	1,698
SPX Corp.	257	12,585
Terex Corp.*	909	10,972
Timken Co.	514	8,779
Toro Co.	105	3,140
Trinity Industries, Inc.	501	6,824
Valmont Industries, Inc.	59	4,253
Wabtec Corp.	88	2,831
Watts Water Technologies, Inc. Class A	91	1,960

Total Machinery		542,468

Marine - 0.0%
Alexander & Baldwin, Inc.	96	2,250
American Commercial Lines, Inc.*(a)	87	1,347

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
Kirby Corp.*	141	$4,482

Total Marine		8,079

Media - 3.0%
Belo Corp. Class A	1,151	2,060
Cablevision Systems Corp. Class A	454	8,812
Clear Channel Outdoor Holdings, Inc. Class A*	1,237	6,556
Comcast Corp. Class A	3,909	56,641
DIRECTV Group, Inc. (The)*	1,536	37,955
DISH Network Corp. Class A*	2,019	32,728
DreamWorks Animation SKG, Inc. Class A*	204	5,628
Fisher Communications, Inc.	138	1,765
Gannett Co., Inc.	1,203	4,295
Harte-Hanks, Inc.	336	3,108
Interactive Data Corp.	153	3,540
Interpublic Group of Cos., Inc.*	1,441	7,277
John Wiley & Sons, Inc. Class A	112	3,724
Marvel Entertainment, Inc.*	145	5,161
McGraw-Hill Cos., Inc. (The)	779	23,456
Meredith Corp.	188	4,803
Morningstar, Inc.*	87	3,587
News Corp. Class A	14,276	130,054
Omnicom Group, Inc.	861	27,190
Regal Entertainment Group Class A	203	2,698
Scholastic Corp.	121	2,395
Scripps Networks Interactive, Inc. Class A	242	6,735
Sinclair Broadcast Group, Inc. Class A	548	1,063
Time Warner Cable, Inc. Class A	780	24,703
Time Warner, Inc.*	2,797	70,457
Viacom, Inc. Class B*	2,176	49,395
Walt Disney Co. (The)	4,348	101,439
Washington Post Co. (The) Class B	10	3,522
World Wrestling Entertainment, Inc. Class A	164	2,060

Total Media		632,807

Metals & Mining - 2.2%
Alcoa, Inc.	4,219	43,582
Allegheny Technologies, Inc.	565	19,735
AMCOL International Corp.	77	1,662
Carpenter Technology Corp.	173	3,600
Cliffs Natural Resources, Inc.	516	12,627
Commercial Metals Co.	408	6,540
Compass Minerals International, Inc.	63	3,459
Freeport-McMoRan Copper & Gold, Inc.	2,983	149,478
Haynes International, Inc.*	100	2,370
Horsehead Holding Corp.*	354	2,637
Kaiser Aluminum Corp.	78	2,801
Newmont Mining Corp.	650	26,566
Nucor Corp.	1,122	49,851
Olympic Steel, Inc.	96	2,349
Reliance Steel & Aluminum Co.	541	20,769
RTI International Metals, Inc.*	137	2,421
Schnitzer Steel Industries, Inc. Class A	180	9,515
Southern Copper Corp.	2,814	57,518
Steel Dynamics, Inc.	1,288	18,972
Titanium Metals Corp.	508	4,669
Walter Energy, Inc.	264	9,567
Worthington Industries, Inc.	392	5,014

Total Metals & Mining		455,702

Multiline Retail - 0.9%
Big Lots, Inc.*	278	5,846
Dollar Tree, Inc.*	137	5,768
Family Dollar Stores, Inc.	243	6,877
J.C. Penney Co., Inc.	825	23,686
Kohl’s Corp.*	597	25,522
Macy’s, Inc.	1,773	20,851
Nordstrom, Inc.	996	19,810
Sears Holdings Corp.*(a)	168	11,175
Target Corp.	1,711	67,533

Total Multiline Retail		187,068

Multi-Utilities - 1.2%
Alliant Energy Corp.	199	5,200
Ameren Corp.	470	11,698
Avista Corp.	131	2,333
Black Hills Corp.	89	2,046
Centerpoint Energy, Inc.	1,002	11,102
CMS Energy Corp.	332	4,011
Consolidated Edison, Inc.	393	14,706
Dominion Resources, Inc.	1,118	37,364
DTE Energy Co.	388	12,416
Integrys Energy Group, Inc.	123	3,689
MDU Resources Group, Inc.	463	8,783
NiSource, Inc.	587	6,844
NorthWestern Corp.	102	2,321
NSTAR	165	5,298
OGE Energy Corp.	250	7,080
PG&E Corp.	580	22,295
Public Service Enterprise Group, Inc.	768	25,060
SCANA Corp.	229	7,436
Sempra Energy	563	27,942
TECO Energy, Inc.	390	4,653
Vectren Corp.	154	3,608
Wisconsin Energy Corp.	49	1,995
Xcel Energy, Inc.	768	14,139

Total Multi-Utilities		242,019

Office Electronics - 0.1%
Xerox Corp.	3,350	21,708
Zebra Technologies Corp. Class A*	163	3,857

Total Office Electronics		25,565

Oil, Gas & Consumable Fuels - 15.9%
Alpha Natural Resources, Inc.*	258	6,778
Anadarko Petroleum Corp.	1,436	65,180
Apache Corp.	1,494	107,792
Arch Coal, Inc.	593	9,114
Arena Resources, Inc.*	84	2,675
Atlas Energy Resources LLC	293	5,986
ATP Oil & Gas Corp.*(a)	356	2,478
Berry Petroleum Co. Class A	603	11,210
Bill Barrett Corp.*	135	3,707
Cabot Oil & Gas Corp.	205	6,281
Carrizo Oil & Gas, Inc.*	116	1,989
Chesapeake Energy Corp.	2,426	48,108
Chevron Corp.	7,759	514,034
Cimarex Energy Co.	283	8,020
Clayton Williams Energy, Inc.*	67	1,264
CNX Gas Corp.*	191	5,018
Comstock Resources, Inc.*	100	3,305
ConocoPhillips	8,440	354,986
Consol Energy, Inc.	199	6,758
Contango Oil & Gas Co.*	44	1,870
Copano Energy LLC	196	3,146
Denbury Resources, Inc.*	1,167	17,190
Devon Energy Corp.	1,655	90,198
El Paso Corp.	2,938	27,118
Encore Acquisition Co.*	239	7,373
EOG Resources, Inc.	808	54,879
Exxon Mobil Corp.	15,426	1,078,432
Forest Oil Corp.*	580	8,654
Frontier Oil Corp.	415	5,441

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
Gulfport Energy Corp.*	479	$3,281
Harvest Natural Resources, Inc.*	370	1,632
Hess Corp.	1,442	77,508
Holly Corp.	184	3,308
Marathon Oil Corp.	3,731	112,415
Mariner Energy, Inc.*	814	9,565
Massey Energy Co.	356	6,956
McMoRan Exploration Co.*	244	1,454
Murphy Oil Corp.	885	48,073
Newfield Exploration Co.*	453	14,800
Noble Energy, Inc.	637	37,564
NuStar GP Holdings LLC	139	3,211
Occidental Petroleum Corp.	3,184	209,539
Overseas Shipholding Group, Inc.	222	7,557
Patriot Coal Corp.*(a)	522	3,330
Peabody Energy Corp.	874	26,360
Penn Virginia Corp.	114	1,866
PetroHawk Energy Corp.*	332	7,404
Petroleum Development Corp.*	93	1,459
Pioneer Natural Resources Co.	509	12,979
Plains Exploration & Production Co.*	1,024	28,017
Quicksilver Resources, Inc.*	498	4,626
Range Resources Corp.	198	8,199
Southern Union Co.	394	7,246
Southwestern Energy Co.*	460	17,871
Spectra Energy Corp.	1,818	30,761
St. Mary Land & Exploration Co.	267	5,572
Stone Energy Corp.*	615	4,563
Sunoco, Inc.	340	7,888
Swift Energy Co.*	350	5,827
Tesoro Corp.	323	4,112
Valero Energy Corp.	2,605	43,998
W&T Offshore, Inc.	676	6,584
Warren Resources, Inc.*	757	1,855
Western Refining, Inc.(a)	296	2,090
Whiting Petroleum Corp.*	214	7,524
Williams Cos., Inc. (The)	2,315	36,137
World Fuel Services Corp.	136	5,607
XTO Energy, Inc.	1,244	47,446

Total Oil, Gas & Consumable Fuels		3,325,168

Paper & Forest Products - 0.1%
International Paper Co.	1,619	24,495
MeadWestvaco Corp.	114	1,871

Total Paper & Forest Products		26,366

Personal Products - 0.3%
Alberto-Culver Co.	158	4,018
Avon Products, Inc.	852	21,965
Bare Escentuals, Inc.*	608	5,393
Chattem, Inc.*	44	2,996
Estee Lauder Cos., Inc. (The) Class A	400	13,068
NBTY, Inc.*	311	8,745
Nu Skin Enterprises, Inc. Class A	156	2,387

Total Personal Products		58,572

Pharmaceuticals - 4.9%
Abbott Laboratories	1,963	92,340
Allergan, Inc.	377	17,938
Bristol-Myers Squibb Co.	2,352	47,769
Eli Lilly & Co.	2,063	71,462
Endo Pharmaceuticals Holdings, Inc.*	220	3,942
Forest Laboratories, Inc.*	838	21,042
Johnson & Johnson	4,942	280,706
King Pharmaceuticals, Inc.*	652	6,279
KV Pharmaceutical Co. Class A*	509	1,634
Medicis Pharmaceutical Corp. Class A	122	1,991
Merck & Co., Inc.	3,646	101,942
Perrigo Co.	126	3,500
Pfizer, Inc.	14,559	218,385
Questcor Pharmaceuticals, Inc.*	472	2,360
Sepracor, Inc.*	840	14,549
Viropharma, Inc.*	238	1,411
Watson Pharmaceuticals, Inc.*	211	7,109
Wyeth	2,782	126,275

Total Pharmaceuticals		1,020,634

Professional Services - 0.3%
Administaff, Inc.	97	2,257
Corporate Executive Board Co. (The)	110	2,284
Dun & Bradstreet Corp.	102	8,283
Equifax, Inc.	267	6,969
First Advantage Corp. Class A*	142	2,160
FTI Consulting, Inc.*	90	4,565
IHS, Inc. Class A*	69	3,441
Korn/Ferry International*	189	2,011
Manpower, Inc.	325	13,761
Monster Worldwide, Inc.*	357	4,216
MPS Group, Inc.*	335	2,559
Resources Connection, Inc.*	124	2,129
Robert Half International, Inc.	362	8,550
TrueBlue, Inc.*	208	1,747
Watson Wyatt Worldwide, Inc. Class A	88	3,303

Total Professional Services		68,235

Real Estate Investment Trusts (REITs) - 0.7%
Alexander’s, Inc.	9	2,426
Alexandria Real Estate Equities, Inc.	48	1,718
AMB Property Corp.	196	3,687
AvalonBay Communities, Inc.	90	5,035
BioMed Realty Trust, Inc.	191	1,954
Boston Properties, Inc.	121	5,772
BRE Properties, Inc.	62	1,473
Developers Diversified Realty Corp.	767	3,743
DiamondRock Hospitality Co.	343	2,147
Duke Realty Corp.	196	1,719
Entertainment Properties Trust	96	1,978
Equity One, Inc.(a)	134	1,777
Equity Residential	103	2,290
Federal Realty Investment Trust	50	2,576
HCP, Inc.	181	3,835
Health Care REIT, Inc.	99	3,376
Hospitality Properties Trust	252	2,996
Host Hotels & Resorts, Inc.	1,425	11,956
Kimco Realty Corp.	437	4,392
Liberty Property Trust	138	3,179
Macerich Co. (The)	126	2,219
Mack-Cali Realty Corp.	98	2,234
National Health Investors, Inc.	75	2,003
National Retail Properties, Inc.	175	3,036
Nationwide Health Properties, Inc.	125	3,217
Omega Healthcare Investors, Inc.	167	2,592
Plum Creek Timber Co., Inc.	181	5,390
Potlatch Corp.	78	1,895
Public Storage	241	15,781
Rayonier, Inc.	132	4,798
Realty Income Corp.(a)	116	2,543
Regency Centers Corp.	91	3,177
Senior Housing Properties Trust	200	3,264
Simon Property Group, Inc.	196	10,080
SL Green Realty Corp.	205	4,703
Ventas, Inc.	155	4,628
Vornado Realty Trust	170	7,655

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
Weingarten Realty Investors	145	$2,104

Total Real Estate Investment Trusts (REITs)		149,348

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A*	1,080	10,109
Jones Lang LaSalle, Inc.	131	4,287

Total Real Estate Management & Development		14,396

Road & Rail - 1.0%
Arkansas Best Corp.	67	1,765
Burlington Northern Santa Fe Corp.	652	47,948
Con-way, Inc.	138	4,873
CSX Corp.	990	34,284
Genesee & Wyoming, Inc. Class A*	64	1,697
Heartland Express, Inc.	126	1,855
Hertz Global Holdings, Inc.*(a)	743	5,936
JB Hunt Transport Services, Inc.	194	5,923
Kansas City Southern*	232	3,737
Knight Transportation, Inc.	104	1,721
Landstar System, Inc.	82	2,945
Norfolk Southern Corp.	771	29,043
Old Dominion Freight Line, Inc.*	91	3,055
Ryder System, Inc.	154	4,300
Union Pacific Corp.	1,021	53,153
Werner Enterprises, Inc.	108	1,957

Total Road & Rail		204,192

Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	532	8,661
Analog Devices, Inc.	651	16,132
Applied Materials, Inc.	2,099	23,026
Broadcom Corp. Class A*	625	15,494
Cymer, Inc.*	129	3,835
Fairchild Semiconductor International, Inc.*	508	3,551
Hittite Microwave Corp.*	121	4,205
Integrated Device Technology, Inc.*	321	1,939
Intel Corp.	11,976	198,203
Intersil Corp. Class A	488	6,134
KLA-Tencor Corp.	351	8,863
Lam Research Corp.*	326	8,476
Linear Technology Corp.	432	10,087
Maxim Integrated Products, Inc.	627	9,838
MEMC Electronic Materials, Inc.*	1,228	21,871
Microchip Technology, Inc.	392	8,839
Microsemi Corp.*	157	2,167
MKS Instruments, Inc.*	131	1,728
National Semiconductor Corp.	902	11,320
Novellus Systems, Inc.*	164	2,739
Nvidia Corp.*	1,095	12,362
Omnivision Technologies, Inc.*	397	4,125
ON Semiconductor Corp.*	1,490	10,221
PMC - Sierra, Inc.*	803	6,392
Sigma Designs, Inc.*	281	4,507
Skyworks Solutions, Inc.*	614	6,005
Texas Instruments, Inc.	3,953	84,199
Varian Semiconductor Equipment Associates, Inc.*	178	4,270
Xilinx, Inc.	557	11,396

Total Semiconductors & Semiconductor Equipment		510,585

Software - 4.2%
Adobe Systems, Inc.*	921	26,064
Ansys, Inc.*	114	3,552
Autodesk, Inc.*	501	9,509
BMC Software, Inc.*	244	8,245
CA, Inc.	853	14,868
Cadence Design Systems, Inc.*	1,406	8,295
Citrix Systems, Inc.*	196	6,251
Compuware Corp.*	622	4,267
FactSet Research Systems, Inc.(a)	86	4,289
Fair Isaac Corp.	168	2,597
Informatica Corp.*	154	2,647
Intuit, Inc.*	447	12,588
Jack Henry & Associates, Inc.	164	3,403
McAfee, Inc.*	121	5,105
Micros Systems, Inc.*	195	4,937
Microsoft Corp.	22,664	538,723
Net 1 UEPS Technologies, Inc.*	229	3,112
Oracle Corp.	7,775	166,541
Parametric Technology Corp.*	229	2,677
Progress Software Corp.*	104	2,202
Red Hat, Inc.*	206	4,147
Sybase, Inc.*	198	6,205
Symantec Corp.*	1,220	18,983
Synopsys, Inc.*	265	5,170
Take-Two Interactive Software, Inc.*	274	2,595
TIBCO Software, Inc.*	347	2,488
VMware, Inc. Class A*	280	7,636

Total Software		877,096

Specialty Retail - 2.2%
Aaron’s, Inc.	97	2,893
Abercrombie & Fitch Co. Class A	438	11,121
Advance Auto Parts, Inc.	179	7,427
Aeropostale, Inc.*	217	7,437
American Eagle Outfitters, Inc.	669	9,480
Autozone, Inc.*	109	16,471
Barnes & Noble, Inc.	180	3,713
bebe Stores, Inc.	237	1,631
Bed Bath & Beyond, Inc.*	462	14,207
Best Buy Co., Inc.	1,096	36,705
Buckle, Inc. (The)(a)	138	4,384
Cabela’s, Inc.*	310	3,813
Carmax, Inc.*	336	4,939
Collective Brands, Inc.*	177	2,579
Dick’s Sporting Goods, Inc.*	257	4,420
Dress Barn, Inc.*	220	3,146
Foot Locker, Inc.	394	4,125
GameStop Corp. Class A*	343	7,549
Gap, Inc. (The)	1,624	26,634
Guess ?, Inc.	357	9,203
Gymboree Corp.*	110	3,903
Home Depot, Inc.	2,798	66,117
J Crew Group, Inc.*	249	6,728
JOS A Bank Clothiers, Inc.*	70	2,412
Lowe’s Cos., Inc.	2,483	48,195
Ltd. Brands, Inc.	1,334	15,968
Men’s Wearhouse, Inc. (The)	158	3,030
Office Depot, Inc.*	774	3,529
O’Reilly Automotive, Inc.*	149	5,674
Penske Auto Group, Inc.	434	7,222
PetSmart, Inc.	263	5,644
RadioShack Corp.	490	6,840
Rent-A-Center, Inc.*	199	3,548
Ross Stores, Inc.	251	9,689
Sally Beauty Holdings, Inc.*	445	2,830
Sherwin-Williams Co. (The)	214	11,503
Sonic Automotive, Inc. Class A(a)	384	3,901
Staples, Inc.	1,220	24,607
Systemax, Inc.*	204	2,430
Tiffany & Co.	295	7,481
TJX Cos., Inc.	1,018	32,026
Tractor Supply Co.*	66	2,727

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Total Earnings Fund

June 30, 2009

Investments	Shares	Value
Urban Outfitters, Inc.*	242	$5,051
Williams-Sonoma, Inc.	522	6,196

Total Specialty Retail		469,128

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.*	128	3,150
Coach, Inc.*	814	21,880
Columbia Sportswear Co.	90	2,783
Deckers Outdoor Corp.*	35	2,460
Fossil, Inc.*	266	6,405
Hanesbrands, Inc.*	318	4,773
Iconix Brand Group, Inc.*	209	3,214
Movado Group, Inc.	214	2,256
NIKE, Inc. Class B	792	41,010
Phillips-Van Heusen Corp.	207	5,939
Polo Ralph Lauren Corp.	239	12,796
Quiksilver, Inc.*	1,349	2,496
Skechers U.S.A., Inc. Class A*	206	2,013
Timberland Co. Class A*	155	2,057
Under Armour, Inc. Class A*(a)	72	1,611
UniFirst Corp.	71	2,639
VF Corp.	269	14,889
Warnaco Group, Inc. (The)*	121	3,920
Wolverine World Wide, Inc.	123	2,713

Total Textiles, Apparel & Luxury Goods		139,004

Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	139	1,193
Capitol Federal Financial	56	2,146
First Niagara Financial Group, Inc.	179	2,044
Hudson City Bancorp, Inc.	630	8,373
Northwest Bancorp, Inc.	99	1,867
People’s United Financial, Inc.	239	3,594
TFS Financial Corp.	169	1,795
Washington Federal, Inc.	121	1,573

Total Thrifts & Mortgage Finance		22,585

Tobacco - 1.6%
Altria Group, Inc.	6,641	108,846
Lorillard, Inc.	337	22,838
Philip Morris International, Inc.	3,967	173,041
Reynolds American, Inc.	718	27,729
Universal Corp.	95	3,145
Vector Group Ltd.	164	2,344

Total Tobacco		337,943

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	149	2,935
Fastenal Co.	207	6,866
GATX Corp.	181	4,655
H&E Equipment Services, Inc.*	271	2,534
Interline Brands, Inc.*	164	2,244
MSC Industrial Direct Co. Class A	149	5,286
RSC Holdings, Inc.*(a)	516	3,468
TAL International Group, Inc.	140	1,526
W.W. Grainger, Inc.	154	12,609
Watsco, Inc.	59	2,887
WESCO International, Inc.*	319	7,988

Total Trading Companies & Distributors		52,998

Water Utilities - 0.0%
Aqua America, Inc.	153	2,739

Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A*	135	4,257
MetroPCS Communications, Inc.*	182	2,422
NII Holdings, Inc.*	653	12,453
Syniverse Holdings, Inc.*	259	4,152
Telephone & Data Systems, Inc.	294	8,320
United States Cellular Corp.*	190	7,305

Total Wireless Telecommunication Services		38,909

TOTAL COMMON STOCKS (Cost: $26,599,259)		20,902,647

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $20,249)	20,249	20,249

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
MONEY MARKET FUND - 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $121,003)(d)	121,003	121,003

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $26,740,511)(e)		21,043,899
Liabilities in Excess of Cash and Other Assets - (0.5)%		(97,818)

NET ASSETS - 100.0%		$20,946,081

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $116,606 and the total market value of the collateral held by the Fund was $121,003.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc.*	135	$11,119
Boeing Co. (The)	5,925	251,812
General Dynamics Corp.	2,653	146,950
Goodrich Corp.	1,107	55,317
Honeywell International, Inc.	4,554	142,996
ITT Corp.	988	43,966
L-3 Communications Holdings, Inc.	691	47,941
Lockheed Martin Corp.	2,411	194,447
Northrop Grumman Corp.	2,071	94,603
Precision Castparts Corp.	1,123	82,013
Raytheon Co.	2,554	113,474
Rockwell Collins, Inc.	1,123	46,863
United Technologies Corp.	5,595	290,716

Total Aerospace & Defense		1,522,217

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	425	22,164
Expeditors International Washington, Inc.	548	18,270
FedEx Corp.	1,083	60,237

Total Air Freight & Logistics		100,671

Airlines - 0.0%
Southwest Airlines Co.	2,561	17,236

Auto Components - 0.2%
BorgWarner, Inc.	719	24,554
Johnson Controls, Inc.	3,453	74,999

Total Auto Components		99,553

Automobiles - 0.1%
Harley-Davidson, Inc.	2,841	46,053

Beverages - 2.0%
Brown-Forman Corp. Class B	525	22,564
Coca-Cola Co. (The)	8,133	390,303
Coca-Cola Enterprises, Inc.	3,334	55,511
Constellation Brands, Inc. Class A*	584	7,405
Dr. Pepper Snapple Group, Inc.*	1,536	32,548
Hansen Natural Corp.*	285	8,784
Molson Coors Brewing Co. Class B	534	22,604
Pepsi Bottling Group, Inc.	1,514	51,234
PepsiCo, Inc.	6,509	357,735

Total Beverages		948,688

Biotechnology - 0.9%
Amgen, Inc.*	4,431	234,577
Biogen Idec, Inc.*	1,064	48,040
Cephalon, Inc.*	177	10,027
Genzyme Corp.*	364	20,264
Gilead Sciences, Inc.*	2,297	107,591
Myriad Genetics, Inc.*	85	3,030
Myriad Pharmaceuticals, Inc.*	21	98

Total Biotechnology		423,627

Building Products - 0.0%
Masco Corp.	1,242	11,898

Capital Markets - 3.4%
Ameriprise Financial, Inc.	1,668	40,482
Bank of New York Mellon Corp. (The)	4,508	132,130
BlackRock, Inc.	495	86,833
Charles Schwab Corp. (The)	4,747	83,262
Franklin Resources, Inc.	1,558	112,192
Goldman Sachs Group, Inc. (The)	5,932	874,614
Northern Trust Corp.	835	44,823
Raymond James Financial, Inc.	764	13,148
SEI Investments Co.	765	13,801
State Street Corp.	2,441	115,215
T. Rowe Price Group, Inc.	1,213	50,546
TD Ameritrade Holding Corp.*	3,852	67,564

Total Capital Markets		1,634,610

Chemicals - 2.2%
Air Products & Chemicals, Inc.	1,434	92,622
Airgas, Inc.	430	17,428
CF Industries Holdings, Inc.	824	61,091
Dow Chemical Co. (The)	7,627	123,100
E.I. Du Pont de Nemours & Co.	7,086	181,543
Ecolab, Inc.	789	30,763
FMC Corp.	385	18,211
Monsanto Co.	1,622	120,579
Mosaic Co. (The)	5,512	244,182
PPG Industries, Inc.	1,056	46,358
Praxair, Inc.	1,402	99,640
Sigma-Aldrich Corp.	496	24,582

Total Chemicals		1,060,099

Commercial Banks - 1.7%
Associated Banc-Corp.	672	8,400
BB&T Corp.	3,632	79,831
BOK Financial Corp.	242	9,116
Comerica, Inc.	1,023	21,637
Commerce Bancshares, Inc.	298	9,485
Cullen/Frost Bankers, Inc.	257	11,853
Fifth Third Bancorp	360	2,556
Huntington Bancshares, Inc.	479	2,002
M&T Bank Corp.(a)	526	26,789
PNC Financial Services Group, Inc.	1,825	70,828
Regions Financial Corp.	5,303	21,424
SunTrust Banks, Inc.	1,972	32,440
Synovus Financial Corp.	1,163	3,478
U.S. Bancorp	8,897	159,434
Valley National Bancorp(a)	371	4,341
Wells Fargo & Co.	13,838	335,710
Zions Bancorp.(a)	584	6,751

Total Commercial Banks		806,075

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	541	13,893
Cintas Corp.*	808	18,455
Covanta Holding Corp.*	476	8,073
Iron Mountain, Inc.*	328	9,430
Pitney Bowes, Inc.	716	15,702
R.R. Donnelley & Sons Co.	2,668	31,002
Republic Services, Inc.	775	18,918
Stericycle, Inc.*	161	8,296
Waste Management, Inc.	2,297	64,683

Total Commercial Services & Supplies		188,452

Communications Equipment - 1.9%
Cisco Systems, Inc.*	29,997	559,144
Harris Corp.	764	21,667
Harris Stratex Networks, Inc. Class A*	189	1,225
Juniper Networks, Inc.*	1,837	43,353
QUALCOMM, Inc.	6,076	274,635

Total Communications Equipment		900,024

Computers & Peripherals - 5.0%
Apple, Inc.*	3,395	483,550
Dell, Inc.*	14,991	205,826
EMC Corp.*	8,898	116,564

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2009

Investments	Shares	Value
Hewlett-Packard Co.	14,041	$542,685
International Business Machines Corp.	8,435	880,783
NetApp, Inc.*	1,327	26,168
Western Digital Corp.*	5,019	133,003

Total Computers & Peripherals		2,388,579

Construction & Engineering - 0.2%
Aecom Technology Corp.*	296	9,472
Fluor Corp.	906	46,469
Jacobs Engineering Group, Inc.*	515	21,676
Quanta Services, Inc.*	491	11,357
URS Corp.*	285	14,113

Total Construction & Engineering		103,087

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	122	9,623
Vulcan Materials Co.	214	9,224

Total Construction Materials		18,847

Consumer Finance - 0.6%
American Express Co.	7,871	182,922
Capital One Financial Corp.	3,725	81,503
Discover Financial Services	4,083	41,932

Total Consumer Finance		306,357

Containers & Packaging - 0.3%
Ball Corp.	486	21,948
Bemis Co., Inc.	405	10,206
Crown Holdings, Inc.*	2,140	51,660
Owens-Illinois, Inc.*	1,154	32,323
Pactiv Corp.*	433	9,396

Total Containers & Packaging		125,533

Distributors - 0.1%
Genuine Parts Co.	831	27,888

Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A*	388	27,594
DeVry, Inc.	143	7,156
H&R Block, Inc.	1,238	21,331
ITT Educational Services, Inc.*	130	13,086
Strayer Education, Inc.	17	3,708

Total Diversified Consumer Services		72,875

Diversified Financial Services - 2.1%
Bank of America Corp.	21,880	288,816
CME Group, Inc.	234	72,800
IntercontinentalExchange, Inc.*	234	26,732
JPMorgan Chase & Co.	14,231	485,419
Leucadia National Corp.*	1,842	38,848
Moody’s Corp.	1,416	37,312
NASDAQ OMX Group (The)*	884	18,838
NYSE Euronext	1,616	44,036

Total Diversified Financial Services		1,012,801

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	27,549	684,317
CenturyTel, Inc.	839	25,757
Embarq Corp.	1,402	58,968
Frontier Communications Corp.	1,385	9,889
Qwest Communications International, Inc.	12,983	53,880
Verizon Communications, Inc.	11,215	344,637
Windstream Corp.	3,278	27,404

Total Diversified Telecommunication Services		1,204,852

Electric Utilities - 1.8%
Allegheny Energy, Inc.	908	23,290
American Electric Power Co., Inc.	2,324	67,140
Duke Energy Corp.	5,607	81,806
Edison International	2,358	74,183
Entergy Corp.	993	76,977
Exelon Corp.	2,991	153,169
FirstEnergy Corp.	1,386	53,708
FPL Group, Inc.	1,781	101,268
Northeast Utilities	725	16,175
Pepco Holdings, Inc.	876	11,773
Pinnacle West Capital Corp.	422	12,723
PPL Corp.	1,856	61,174
Progress Energy, Inc.	1,213	45,888
Southern Co. (The)	3,014	93,916

Total Electric Utilities		873,190

Electrical Equipment - 0.5%
Ametek, Inc.	525	18,154
Emerson Electric Co.	4,251	137,732
First Solar, Inc.*	115	18,644
Rockwell Automation, Inc.	1,124	36,103
Roper Industries, Inc.	418	18,940
Sunpower Corp. Class A*(a)	102	2,717

Total Electrical Equipment		232,290

Electronic Equipment, Instruments & Components - 1.5%
Agilent Technologies, Inc.*	2,618	53,171
Amphenol Corp. Class A	1,140	36,070
Corning, Inc.	38,666	620,976
Dolby Laboratories, Inc. Class A*	371	13,831
FLIR Systems, Inc.*	434	9,791

Total Electronic Equipment, Instruments & Components		733,839

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	3,365	122,621
BJ Services Co.	3,259	44,420
Cameron International Corp.*	1,836	51,959
Diamond Offshore Drilling, Inc.	1,238	102,816
ENSCO International, Inc.	2,531	88,256
FMC Technologies, Inc.*	917	34,461
Halliburton Co.	6,589	136,392
Helmerich & Payne, Inc.	1,293	39,915
National Oilwell Varco, Inc.*	4,628	151,150
Pride International, Inc.*	2,237	56,059
Smith International, Inc.	1,995	51,371

Total Energy Equipment & Services		879,420

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	1,463	66,859
CVS Caremark Corp.	7,383	235,296
Kroger Co. (The)	2,944	64,915
Safeway, Inc.	2,254	45,914
SUPERVALU, Inc.	2,523	32,673
Sysco Corp.	2,832	63,663
Walgreen Co.	5,105	150,087
Wal-Mart Stores, Inc.	15,056	729,313

Total Food & Staples Retailing		1,388,720

Food Products - 1.4%
Archer-Daniels-Midland Co.	5,231	140,034
Campbell Soup Co.	1,417	41,688
ConAgra Foods, Inc.	1,881	35,852
General Mills, Inc.	1,154	64,647
H.J. Heinz Co.	1,404	50,123
Hershey Co. (The)	530	19,080
Hormel Foods Corp.	577	19,929
J.M. Smucker Co. (The)	241	11,727
Kellogg Co.	1,666	77,586
Kraft Foods, Inc. Class A	5,744	145,553

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2009

Investments	Shares	Value
McCormick & Co., Inc.	525	$17,078
Sara Lee Corp.	3,928	38,337
Tyson Foods, Inc. Class A	519	6,545

Total Food Products		668,179

Gas Utilities - 0.2%
EQT Corp.	539	18,816
National Fuel Gas Co.	544	19,628
Oneok, Inc.	768	22,648
Questar Corp.	1,265	39,291

Total Gas Utilities		100,383

Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,315	122,602
Beckman Coulter, Inc.	210	12,000
Becton Dickinson & Co.	1,043	74,376
Boston Scientific Corp.*	4,430	44,920
C.R. Bard, Inc.	270	20,102
DENTSPLY International, Inc.	684	20,876
Edwards Lifesciences Corp.*	130	8,844
Hospira, Inc.*	644	24,807
Intuitive Surgical, Inc.*(a)	89	14,566
Medtronic, Inc.	5,165	180,207
Resmed, Inc.*	182	7,413
St. Jude Medical, Inc.*	1,340	55,074
Stryker Corp.	1,810	71,929
Varian Medical Systems, Inc.*	474	16,656
Zimmer Holdings, Inc.*	1,434	61,088

Total Health Care Equipment & Supplies		735,460

Health Care Providers & Services - 2.3%
Aetna, Inc.	4,212	105,511
AmerisourceBergen Corp.	1,504	26,681
Cardinal Health, Inc.	2,346	71,670
Cigna Corp.	3,544	85,375
DaVita, Inc.*	410	20,279
Express Scripts, Inc.*	772	53,075
Henry Schein, Inc.*	477	22,872
Humana, Inc.*	1,256	40,518
Laboratory Corp. of America Holdings*	438	29,692
McKesson Corp.	1,726	75,944
Medco Health Solutions, Inc.*	1,501	68,461
Omnicare, Inc.	246	6,337
Quest Diagnostics, Inc.	723	40,799
UnitedHealth Group, Inc.	8,897	222,247
WellPoint, Inc.*	4,936	251,193

Total Health Care Providers & Services		1,120,654

Health Care Technology - 0.0%
Cerner Corp.*	235	14,638

Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	581	10,034
Darden Restaurants, Inc.	884	29,154
International Game Technology	1,776	28,238
Marriott International, Inc. Class A	2,022	44,626
McDonald’s Corp.	4,419	254,048
MGM Mirage*	1,737	11,100
Starbucks Corp.*	1,998	27,752
Starwood Hotels & Resorts Worldwide, Inc.	1,542	34,232
Wynn Resorts Ltd.*(a)	555	19,592
Yum! Brands, Inc.	1,905	63,513

Total Hotels, Restaurants & Leisure		522,289

Household Durables - 0.2%
Black & Decker Corp.	633	18,142
Fortune Brands, Inc.	1,160	40,298
Newell Rubbermaid, Inc.	1,894	19,717
Whirlpool Corp.	738	31,409

Total Household Durables		109,566

Household Products - 1.8%
Church & Dwight Co., Inc.	186	10,102
Clorox Co.	482	26,910
Colgate-Palmolive Co.	1,843	130,374
Energizer Holdings, Inc.*	381	19,903
Kimberly-Clark Corp.	2,170	113,773
Procter & Gamble Co. (The)	11,292	577,021

Total Household Products		878,083

Independent Power Producers & Energy Traders - 0.4%
AES Corp. (The)*	5,366	62,299
Constellation Energy Group, Inc.	615	16,347
Mirant Corp.*	1,856	29,213
NRG Energy, Inc.*	2,312	60,020

Total Independent Power Producers & Energy Traders		167,879

Industrial Conglomerates - 2.4%
3M Co.	3,972	238,717
General Electric Co.	73,619	862,815
Textron, Inc.	3,775	36,466

Total Industrial Conglomerates		1,137,998

Insurance - 4.3%
Allstate Corp. (The)	4,584	111,850
American Family Life Assurance Co., Inc.	2,466	76,668
AON Corp.	869	32,909
Assurant, Inc.	1,429	34,425
Berkshire Hathaway, Inc. Class A*	6	540,000
Brown & Brown, Inc.	514	10,244
Chubb Corp.	2,657	105,961
Cincinnati Financial Corp.	885	19,780
CNA Financial Corp.	3,194	49,411
HCC Insurance Holdings, Inc.	827	19,856
Lincoln National Corp.	3,634	62,541
Loews Corp.	3,790	103,846
Markel Corp.*	36	10,141
Marsh & McLennan Cos., Inc.	922	18,560
Metlife, Inc.	6,409	192,334
Odyssey Re Holdings Corp.	154	6,157
Principal Financial Group, Inc.	2,910	54,824
Progressive Corp. (The)*	3,862	58,355
Prudential Financial, Inc.	5,082	189,152
Reinsurance Group of America, Inc.	846	29,534
Torchmark Corp.	758	28,076
Transatlantic Holdings, Inc.	634	27,471
Travelers Cos., Inc. (The)	4,808	197,320
Unum Group	3,088	48,976
W.R. Berkley Corp.	1,214	26,065

Total Insurance		2,054,456

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.*	695	58,144
priceline.com, Inc.*	166	18,517

Total Internet & Catalog Retail		76,661

Internet Software & Services - 1.3%
eBay, Inc.*	8,104	138,822
Google, Inc. Class A*	995	419,482
VeriSign, Inc.*	63	1,164
Yahoo!, Inc.*	2,625	41,107

Total Internet Software & Services		600,575

IT Services - 1.2%
Affiliated Computer Services, Inc. Class A*	516	22,921

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2009

Investments	Shares	Value
Alliance Data Systems Corp.*(a)	316	$13,016
Automatic Data Processing, Inc.	1,986	70,384
Cognizant Technology Solutions Corp. Class A*	1,475	39,382
Computer Sciences Corp.*	1,670	73,981
Fidelity National Information Services, Inc.	571	11,397
Fiserv, Inc.*	675	30,848
Global Payments, Inc.	331	12,399
Hewitt Associates, Inc. Class A*	349	10,393
Mastercard, Inc. Class A	526	88,005
Paychex, Inc.	1,333	33,592
SAIC, Inc.*	1,377	25,543
Total System Services, Inc.	1,051	14,073
Visa, Inc. Class A	1,281	79,755
Western Union Co. (The)	4,102	67,273

Total IT Services		592,962

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	735	17,816
Mattel, Inc.	2,257	36,225

Total Leisure Equipment & Products		54,041

Life Sciences Tools & Services - 0.3%
Illumina, Inc.*	94	3,660
Mettler-Toledo International, Inc.*	169	13,038
Millipore Corp.*	166	11,655
Pharmaceutical Product Development, Inc.	398	9,242
Thermo Fisher Scientific, Inc.*	1,765	71,959
Waters Corp.*	463	23,831

Total Life Sciences Tools & Services		133,385

Machinery - 2.0%
Caterpillar, Inc.	5,497	181,621
Cummins, Inc.	2,202	77,533
Danaher Corp.	1,550	95,697
Deere & Co.	3,130	125,044
Donaldson Co., Inc.	322	11,154
Dover Corp.	1,408	46,591
Eaton Corp.	1,707	76,149
Flowserve Corp.	488	34,067
Illinois Tool Works, Inc.	3,476	129,794
PACCAR, Inc.	2,536	82,445
Pall Corp.	429	11,394
Parker Hannifin Corp.	1,603	68,865

Total Machinery		940,354

Media - 3.2%
Cablevision Systems Corp. Class A	1,105	21,448
Clear Channel Outdoor Holdings, Inc. Class A*	3,098	16,419
Comcast Corp. Class A	10,433	151,174
DIRECTV Group, Inc. (The)*	4,144	102,398
DISH Network Corp. Class A*	5,290	85,751
McGraw-Hill Cos., Inc. (The)	2,086	62,810
News Corp. Class A	38,071	346,827
Omnicom Group, Inc.	2,358	74,466
Scripps Networks Interactive, Inc. Class A	570	15,863
Time Warner Cable, Inc. Class A	1,117	35,375
Time Warner, Inc.*	7,457	187,842
Viacom, Inc. Class B*	5,776	131,115
Walt Disney Co. (The)	11,772	274,641
Washington Post Co. (The) Class B	17	5,987

Total Media		1,512,116

Metals & Mining - 1.9%
Alcoa, Inc.	11,125	114,921
Cliffs Natural Resources, Inc.	1,318	32,251
Freeport-McMoRan Copper & Gold, Inc.	8,135	407,645
Newmont Mining Corp.	1,706	69,724
Nucor Corp.	3,042	135,156
Southern Copper Corp.	7,658	156,530

Total Metals & Mining		916,227

Multiline Retail - 0.9%
Dollar Tree, Inc.*	307	12,925
Family Dollar Stores, Inc.	556	15,735
J.C. Penney Co., Inc.	2,203	63,248
Kohl’s Corp.*	1,622	69,340
Macy’s, Inc.	4,667	54,884
Sears Holdings Corp.*(a)	413	27,473
Target Corp.	4,737	186,969

Total Multiline Retail		430,574

Multi-Utilities - 1.2%
Alliant Energy Corp.	595	15,547
Ameren Corp.	1,285	31,984
Centerpoint Energy, Inc.	2,688	29,783
Consolidated Edison, Inc.	1,064	39,815
Dominion Resources, Inc.	3,223	107,713
DTE Energy Co.	1,002	32,064
Integrys Energy Group, Inc.	241	7,228
MDU Resources Group, Inc.	1,153	21,872
NiSource, Inc.	1,484	17,303
NSTAR	379	12,170
PG&E Corp.	1,511	58,083
Public Service Enterprise Group, Inc.	2,089	68,164
SCANA Corp.	501	16,268
Sempra Energy	1,529	75,884
TECO Energy, Inc.	754	8,995
Wisconsin Energy Corp.	120	4,885
Xcel Energy, Inc.	2,063	37,980

Total Multi-Utilities		585,738

Office Electronics - 0.1%
Xerox Corp.	8,822	57,167

Oil, Gas & Consumable Fuels - 17.3%
Anadarko Petroleum Corp.	3,953	179,427
Apache Corp.	3,995	288,239
Cabot Oil & Gas Corp.	487	14,922
Chesapeake Energy Corp.	6,409	127,090
Chevron Corp.	21,186	1,403,572
CNX Gas Corp.*	434	11,401
ConocoPhillips	22,679	953,879
Consol Energy, Inc.	406	13,788
Devon Energy Corp.	4,508	245,686
El Paso Corp.	7,831	72,280
EOG Resources, Inc.	2,122	144,126
Exxon Mobil Corp.	41,825	2,923,986
Hess Corp.	3,877	208,389
Marathon Oil Corp.	10,066	303,289
Murphy Oil Corp.	2,463	133,790
Newfield Exploration Co.*	1,165	38,061
Noble Energy, Inc.	1,693	99,836
Occidental Petroleum Corp.	8,558	563,202
Peabody Energy Corp.	2,232	67,317
PetroHawk Energy Corp.*	593	13,224
Range Resources Corp.	485	20,084
Southwestern Energy Co.*	1,146	44,522
Spectra Energy Corp.	4,910	83,077
Sunoco, Inc.	884	20,509
Valero Energy Corp.	6,968	117,690
Williams Cos., Inc. (The)	6,205	96,860
XTO Energy, Inc.	3,318	126,548

Total Oil, Gas & Consumable Fuels		8,314,794

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

June 30, 2009

Investments	Shares	Value
Paper & Forest Products - 0.1%
International Paper Co.	4,367	$66,073

Personal Products - 0.2%
Avon Products, Inc.	2,091	53,906
Estee Lauder Cos., Inc. (The) Class A	995	32,507

Total Personal Products		86,413

Pharmaceuticals - 5.5%
Abbott Laboratories	5,225	245,784
Allergan, Inc.	994	47,295
Bristol-Myers Squibb Co.	6,149	124,886
Eli Lilly & Co.	5,471	189,516
Endo Pharmaceuticals Holdings, Inc.*	613	10,985
Forest Laboratories, Inc.*	2,381	59,787
Johnson & Johnson	13,294	755,099
Merck & Co., Inc.	9,791	273,756
Perrigo Co.	240	6,667
Pfizer, Inc.	38,940	584,100
Wyeth	7,383	335,114

Total Pharmaceuticals		2,632,989

Professional Services - 0.1%
Dun & Bradstreet Corp.	252	20,465
Equifax, Inc.	679	17,722
FTI Consulting, Inc.*	177	8,977
Robert Half International, Inc.	917	21,660

Total Professional Services		68,824

Real Estate Investment Trusts (REITs) - 0.4%
AvalonBay Communities, Inc.	217	12,139
Boston Properties, Inc.	295	14,071
Equity Residential	239	5,313
Federal Realty Investment Trust	105	5,410
HCP, Inc.	406	8,603
Health Care REIT, Inc.	211	7,195
Host Hotels & Resorts, Inc.	3,701	31,051
Kimco Realty Corp.	1,072	10,774
Plum Creek Timber Co., Inc.	435	12,954
Public Storage	624	40,860
Rayonier, Inc.	291	10,578
Simon Property Group, Inc.	495	25,458
Ventas, Inc.	344	10,272
Vornado Realty Trust	438	19,723

Total Real Estate Investment Trusts (REITs)		214,401

Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	1,791	131,710
CSX Corp.	2,920	101,119
JB Hunt Transport Services, Inc.	495	15,112
Norfolk Southern Corp.	2,213	83,364
Union Pacific Corp.	2,810	146,289

Total Road & Rail		477,594

Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	1,274	20,741
Analog Devices, Inc.	1,662	41,184
Applied Materials, Inc.	5,744	63,012
Broadcom Corp. Class A*	1,578	39,119
Intel Corp.	32,975	545,736
KLA-Tencor Corp.	873	22,043
Lam Research Corp.*	806	20,956
Linear Technology Corp.	1,063	24,821
Maxim Integrated Products, Inc.	1,513	23,739
MEMC Electronic Materials, Inc.*	3,015	53,697
Microchip Technology, Inc.	1,088	24,534
National Semiconductor Corp.	2,118	26,581
Nvidia Corp.*	2,836	32,018
Texas Instruments, Inc.	10,619	226,185
Xilinx, Inc.	1,421	29,074

Total Semiconductors & Semiconductor Equipment		1,193,440

Software - 4.5%
Adobe Systems, Inc.*	2,414	68,316
Ansys, Inc.*	221	6,886
Autodesk, Inc.*	1,245	23,630
BMC Software, Inc.*	605	20,443
CA, Inc.	2,262	39,427
Citrix Systems, Inc.*	460	14,670
Intuit, Inc.*	1,146	32,271
McAfee, Inc.*	261	11,012
Microsoft Corp.	60,475	1,437,491
Oracle Corp.	20,174	432,127
Salesforce.com, Inc.*	67	2,557
Symantec Corp.*	3,131	48,718
VMware, Inc. Class A*	649	17,698

Total Software		2,155,246

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	461	19,127
Autozone, Inc.*	290	43,822
Bed Bath & Beyond, Inc.*	1,230	37,822
Best Buy Co., Inc.	2,949	98,762
GameStop Corp. Class A*	858	18,884
Gap, Inc. (The)	4,454	73,046
Home Depot, Inc.	7,586	179,257
Lowe’s Cos., Inc.	6,659	129,251
Ltd. Brands, Inc.	3,503	41,931
O’Reilly Automotive, Inc.*	371	14,128
Ross Stores, Inc.	630	24,318
Sherwin-Williams Co. (The)	569	30,584
Staples, Inc.	3,341	67,388
TJX Cos., Inc.	2,806	88,277
Urban Outfitters, Inc.*	678	14,150

Total Specialty Retail		880,747

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.*	2,200	59,136
NIKE, Inc. Class B	2,206	114,227
Polo Ralph Lauren Corp.	615	32,927
VF Corp.	714	39,520

Total Textiles, Apparel & Luxury Goods		245,810

Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial	60	2,300
Hudson City Bancorp, Inc.	1,539	20,453
New York Community Bancorp, Inc.	405	4,330
People’s United Financial, Inc.	510	7,670
TFS Financial Corp.	252	2,676

Total Thrifts & Mortgage Finance		37,429

Tobacco - 1.8%
Altria Group, Inc.	17,893	293,266
Lorillard, Inc.	864	58,553
Philip Morris International, Inc.	10,657	464,859
Reynolds American, Inc.	1,797	69,400

Total Tobacco		886,078

Trading Companies & Distributors - 0.1%
Fastenal Co.	500	16,585
W.W. Grainger, Inc.	398	32,588

Total Trading Companies & Distributors		49,173

Water Utilities - 0.0%
Aqua America, Inc.	233	4,171

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Earnings 500 Fund

June 30, 2009

Investments	Shares	Value
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A*	285	$8,986
MetroPCS Communications, Inc.*	346	4,605
NII Holdings, Inc.*	1,648	31,427
Telephone & Data Systems, Inc.	728	20,603
United States Cellular Corp.*	471	18,110

Total Wireless Telecommunication Services		83,731

TOTAL COMMON STOCKS (Cost: $66,516,388)		47,933,779

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $46,728)	46,728	46,728

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
MONEY MARKET FUND - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $89,002)(d)	89,002	89,002

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $66,652,118)(e)		48,069,509
Liabilities in Excess of Cash and Other Assets - (0.1)%		(36,881)

NET ASSETS - 100.0%		$48,032,628

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $85,688 and the total market value of the collateral held by the Fund was $89,002.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.0%
Aerovironment, Inc.*	126	$3,888
Axsys Technologies, Inc.*	88	4,720
BE Aerospace, Inc.*	4,849	69,632
Ceradyne, Inc.*	1,139	20,115
Cubic Corp.	278	9,950
Curtiss-Wright Corp.	663	19,711
DynCorp International, Inc. Class A*	751	12,609
Esterline Technologies Corp.*	509	13,779
HEICO Corp.	294	10,661
Hexcel Corp.*	2,393	22,805
Moog, Inc. Class A*	732	18,893
Orbital Sciences Corp.*	730	11,074
Spirit Aerosystems Holdings, Inc. Class A*	6,776	93,102
Stanley, Inc.*	198	6,510
Teledyne Technologies, Inc.*	491	16,080
TransDigm Group, Inc.*	806	29,177

Total Aerospace & Defense		362,706

Air Freight & Logistics - 0.1%
Forward Air Corp.	416	8,869
HUB Group, Inc. Class A*	515	10,630

Total Air Freight & Logistics		19,499

Airlines - 0.1%
Allegiant Travel Co.*	96	3,806
Skywest, Inc.	1,517	15,473

Total Airlines		19,279

Auto Components - 1.6%
Autoliv, Inc.	2,828	81,362
Gentex Corp.	2,359	27,364
Goodyear Tire & Rubber Co. (The)*	11,236	126,517
WABCO Holdings, Inc.	3,112	55,083

Total Auto Components		290,326

Automobiles - 0.1%
Thor Industries, Inc.	1,419	26,067

Beverages - 0.5%
Central European Distribution Corp.*	985	26,171
PepsiAmericas, Inc.	2,408	64,559

Total Beverages		90,730

Biotechnology - 0.4%
Alkermes, Inc.*	417	4,512
BioMarin Pharmaceutical, Inc.*	107	1,670
Cubist Pharmaceuticals, Inc.*	444	8,139
Emergent Biosolutions, Inc.*	389	5,575
Martek Biosciences Corp.*	307	6,493
Onyx Pharmaceuticals, Inc.*	127	3,589
OSI Pharmaceuticals, Inc.*	682	19,253
PDL BioPharma, Inc.	707	5,585
United Therapeutics Corp.*	131	10,916

Total Biotechnology		65,732

Building Products - 0.3%
Armstrong World Industries, Inc.*	1,209	19,936
Lennox International, Inc.	1,047	33,619
Simpson Manufacturing Co., Inc.	412	8,908

Total Building Products		62,463

Capital Markets - 2.3%
Affiliated Managers Group, Inc.*	829	48,240
Apollo Investment Corp.	4,437	26,622
Eaton Vance Corp.	1,906	50,985
Federated Investors, Inc. Class B	2,488	59,936
GAMCO Investors, Inc. Class A	464	22,504
Greenhill & Co., Inc.	187	13,503
Investment Technology Group, Inc.*	1,059	21,593
Janus Capital Group, Inc.	5,304	60,466
Knight Capital Group, Inc. Class A*	1,890	32,224
optionsXpress Holdings, Inc.	1,582	24,568
Stifel Financial Corp.*	230	11,061
Teton Advisors, Inc.*	6	–
Waddell & Reed Financial, Inc. Class A	1,894	49,945

Total Capital Markets		421,647

Chemicals - 5.8%
Albemarle Corp.	2,439	62,365
Arch Chemicals, Inc.	546	13,426
Cabot Corp.	1,025	12,895
Calgon Carbon Corp.*	336	4,667
Celanese Corp. Series A	11,746	278,968
Cytec Industries, Inc.	1,963	36,551
Eastman Chemical Co.	2,899	109,872
H.B. Fuller Co.	1,294	24,288
Huntsman Corp.	4,181	21,030
International Flavors & Fragrances, Inc.	1,508	49,342
Lubrizol Corp.	1,606	75,980
Minerals Technologies, Inc.	316	11,382
Nalco Holding Co.	2,615	44,037
Olin Corp.	1,956	23,257
RPM International, Inc.	3,590	50,404
Scotts Miracle-Gro Co. (The) Class A	296	10,375
Sensient Technologies Corp.	793	17,898
Terra Industries, Inc.	6,488	157,139
Valspar Corp. (The)	1,570	35,372
Westlake Chemical Corp.	1,208	24,631

Total Chemicals		1,063,879

Commercial Banks - 2.6%
BancorpSouth, Inc.	1,244	25,539
Bank of Hawaii Corp.	921	32,999
CapitalSource, Inc.	2,797	13,649
Cathay General Bancorp	777	7,389
City National Corp.	637	23,461
Community Bank System, Inc.	398	5,795
CVB Financial Corp.(a)	1,201	7,170
First Bancorp(a)	1,071	4,230
First Citizens BancShares, Inc. Class A	141	18,845
First Commonwealth Financial Corp.	797	5,053
First Financial Bankshares, Inc.	198	9,971
First Midwest Bancorp, Inc.	741	5,417
FirstMerit Corp.	1,177	19,986
FNB Corp.(a)	1,133	7,013
Fulton Financial Corp.	2,756	14,359
Glacier Bancorp, Inc.	755	11,151
Hancock Holding Co.	352	11,437
Iberiabank Corp.	182	7,173
International Bancshares Corp.	1,286	13,259
Investors Bancorp, Inc.*	292	2,675
MB Financial, Inc.	356	3,628
National Penn Bancshares, Inc.	1,216	5,606
NBT Bancorp, Inc.	395	8,576
Old National Bancorp	949	9,319
Pacific Capital Bancorp NA	669	1,432
PacWest Bancorp	309	4,066
Park National Corp.(a)	199	11,240
Prosperity Bancshares, Inc.	558	16,645
S&T Bancorp, Inc.(a)	327	3,976
Signature Bank*	200	5,424
Susquehanna Bancshares, Inc.	1,097	5,364

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2009

Investments	Shares	Value
SVB Financial Group*	874	$23,790
TCF Financial Corp.	2,487	33,251
Trustmark Corp.	894	17,272
UMB Financial Corp.	400	15,204
Umpqua Holdings Corp.	781	6,061
United Bankshares, Inc.	513	10,024
WesBanco, Inc.	365	5,307
Westamerica Bancorp.	240	11,906
Whitney Holding Corp.	1,000	9,160
Wilmington Trust Corp.	773	10,559

Total Commercial Banks		464,381

Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	588	10,625
Brink’s Co. (The)	1,722	49,990
Clean Harbors, Inc.*	181	9,772
Copart, Inc.*	1,138	39,454
Corrections Corp. of America*	1,795	30,497
Geo Group, Inc. (The)*	551	10,238
Healthcare Services Group	362	6,473
Herman Miller, Inc.	2,072	31,784
Mine Safety Appliances Co.	499	12,026
Rollins, Inc.	834	14,437
Steelcase, Inc. Class A	3,628	21,115
SYKES Enterprises, Inc.*	702	12,699
Tetra Tech, Inc.*	526	15,070
United Stationers, Inc.*	617	21,521
Waste Connections, Inc.*	685	17,748

Total Commercial Services & Supplies		303,449

Communications Equipment - 1.8%
3Com Corp.*	2,408	11,342
ADC Telecommunications, Inc.*	2,377	18,921
Adtran, Inc.	1,101	23,638
Arris Group, Inc.*	1,508	18,337
Avocent Corp.*	348	4,858
Brocade Communications Systems, Inc.*	10,493	82,055
CommScope, Inc.*	2,000	52,520
Comtech Telecommunications Corp.*	320	10,202
F5 Networks, Inc.*	653	22,587
Infinera Corp.*	1,826	16,671
InterDigital, Inc.*	202	4,937
Polycom, Inc.*	1,162	23,554
Starent Networks Corp.*	861	21,017
Tekelec*	697	11,731

Total Communications Equipment		322,370

Computers & Peripherals - 1.3%
Data Domain, Inc.*	83	2,768
Diebold, Inc.	753	19,849
Intermec, Inc.*	684	8,823
Lexmark International, Inc. Class A*	2,286	36,233
NCR Corp.*	3,866	45,735
QLogic Corp.*	1,893	24,003
Synaptics, Inc.*(a)	478	18,475
Teradata Corp.*	3,332	78,069

Total Computers & Peripherals		233,955

Construction & Engineering - 0.9%
EMCOR Group, Inc.*	1,631	32,816
Granite Construction, Inc.	488	16,241
KBR, Inc.	3,393	62,567
Shaw Group, Inc. (The)*	1,305	35,770
Tutor Perini Corp.*	1,012	17,568

Total Construction & Engineering		164,962

Construction Materials - 0.1%
Eagle Materials, Inc.	455	11,484
Texas Industries, Inc.(a)	352	11,039

Total Construction Materials		22,523

Consumer Finance - 0.2%
AmeriCredit Corp.*(a)	85	1,152
Cash America International, Inc.	663	15,508
Ezcorp, Inc. Class A*	600	6,468
Student Loan Corp. (The)	527	19,604

Total Consumer Finance		42,732

Containers & Packaging - 1.3%
Aptargroup, Inc.	907	30,629
Greif, Inc. Class A	1,152	50,941
Packaging Corp. of America	2,228	36,094
Rock-Tenn Co. Class A	481	18,355
Sealed Air Corp.	2,992	55,202
Silgan Holdings, Inc.	506	24,809
Sonoco Products Co.	1,110	26,585

Total Containers & Packaging		242,615

Distributors - 0.2%
LKQ Corp.*	2,138	35,170

Diversified Consumer Services - 1.0%
American Public Education, Inc.*	74	2,931
Capella Education Co.*	93	5,575
Career Education Corp.*	780	19,414
Corinthian Colleges, Inc.*	464	7,856
Matthews International Corp. Class A	417	12,977
Service Corp. International	9,701	53,162
Sotheby’s(a)	3,071	43,332
Weight Watchers International, Inc.	1,335	34,403

Total Diversified Consumer Services		179,650

Diversified Telecommunication Services - 0.0%
NTELOS Holdings Corp.	388	7,147

Electric Utilities - 1.4%
ALLETE, Inc.	536	15,410
Cleco Corp.	905	20,290
DPL, Inc.	2,083	48,263
El Paso Electric Co.*	900	12,564
Great Plains Energy, Inc.	1,746	27,150
Hawaiian Electric Industries, Inc.	1,019	19,422
IDACORP, Inc.	669	17,488
ITC Holdings Corp.(a)	484	21,954
MGE Energy, Inc.	328	11,004
Portland General Electric Co.	949	18,487
UIL Holdings Corp.	336	7,543
Unisource Energy Corp.	99	2,628
Westar Energy, Inc.	1,819	34,143

Total Electric Utilities		256,346

Electrical Equipment - 2.4%
A.O. Smith Corp.	604	19,672
Acuity Brands, Inc.	870	24,403
Baldor Electric Co.	1,167	27,763
Belden, Inc.	1,209	20,190
Brady Corp. Class A	1,129	28,360
Energy Conversion Devices, Inc.*(a)	191	2,703
Franklin Electric Co., Inc.	318	8,243
General Cable Corp.*	2,698	101,391
GrafTech International Ltd.*	5,346	60,463
Hubbell, Inc. Class B	1,348	43,217
Regal-Beloit Corp.	773	30,704
Thomas & Betts Corp.*	1,564	45,137

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Woodward Governor Co.	1,082	$21,424

Total Electrical Equipment		433,670

Electronic Equipment, Instruments & Components - 3.3%
Anixter International, Inc.*	1,802	67,737
Arrow Electronics, Inc.*	4,193	89,059
Avnet, Inc.*	5,185	109,041
AVX Corp.	3,415	33,911
Benchmark Electronics, Inc.*	1,360	19,584
Cogent, Inc.*	575	6,170
Ingram Micro, Inc. Class A*	4,320	75,600
Itron, Inc.*	92	5,066
Jabil Circuit, Inc.	4,121	30,578
Molex, Inc.	2,888	44,908
National Instruments Corp.	914	20,620
Rofin-Sinar Technologies, Inc.*	599	11,986
Tech Data Corp.*	1,288	42,131
Trimble Navigation Ltd.*	1,405	27,580
Vishay Intertechnology, Inc.*	3,705	25,157

Total Electronic Equipment, Instruments & Components		609,128

Energy Equipment & Services - 4.7%
Atwood Oceanics, Inc.*	3,025	75,353
CARBO Ceramics, Inc.(a)	324	11,081
Dresser-Rand Group, Inc.*	1,982	51,730
Dril-Quip, Inc.*	1,193	45,453
Exterran Holdings, Inc.*	1,533	24,589
Gulfmark Offshore, Inc.*	1,046	28,870
Lufkin Industries, Inc.	437	18,376
Oceaneering International, Inc.*	1,484	67,077
Oil States International, Inc.*	2,838	68,708
Patterson-UTI Energy, Inc.	6,527	83,937
Rowan Cos., Inc.	5,759	111,264
RPC, Inc.	1,576	13,159
SEACOR Holdings, Inc.*	411	30,924
Superior Energy Services, Inc.*	4,045	69,857
Tidewater, Inc.	1,725	73,951
Unit Corp.*	2,655	73,198

Total Energy Equipment & Services		847,527

Food & Staples Retailing - 0.7%
BJ’s Wholesale Club, Inc.*	755	24,334
Casey’s General Stores, Inc.	708	18,189
Ruddick Corp.	794	18,603
United Natural Foods, Inc.*	598	15,697
Weis Markets, Inc.	253	8,481
Whole Foods Market, Inc.(a)	2,196	41,680
Winn-Dixie Stores, Inc.*	132	1,655

Total Food & Staples Retailing		128,639

Food Products - 1.2%
Corn Products International, Inc.	1,792	48,008
Dean Foods Co.*	1,802	34,580
Del Monte Foods Co.	2,653	24,885
Flowers Foods, Inc.	894	19,525
Green Mountain Coffee Roasters, Inc.*(a)	193	11,410
Lancaster Colony Corp.	291	12,824
Ralcorp Holdings, Inc.*	571	34,785
Smithfield Foods, Inc.*(a)	783	10,939
Tootsie Roll Industries, Inc.	338	7,669
TreeHouse Foods, Inc.*	284	8,171
Trian Acquisition I Corp.*	268	2,565

Total Food Products		215,361

Gas Utilities - 1.9%
AGL Resources, Inc.	1,386	44,075
Atmos Energy Corp.	1,594	39,914
Energen Corp.	2,315	92,369
Laclede Group, Inc. (The)	235	7,786
New Jersey Resources Corp.	609	22,557
Nicor, Inc.	654	22,641
Northwest Natural Gas Co.	292	12,941
Piedmont Natural Gas Co., Inc.	727	17,528
South Jersey Industries, Inc.	387	13,502
Southwest Gas Corp.	565	12,549
UGI Corp.	1,816	46,290
WGL Holdings, Inc.	699	22,382

Total Gas Utilities		354,534

Health Care Equipment & Supplies - 1.1%
Conmed Corp.*	381	5,913
Gen-Probe, Inc.*	461	19,814
Haemonetics Corp.*	203	11,571
Hill-Rom Holdings, Inc.	731	11,857
Idexx Laboratories, Inc.*(a)	677	31,277
Immucor, Inc.*	591	8,132
Integra Lifesciences Holdings Corp.*	89	2,359
Kinetic Concepts, Inc.*	2,009	54,745
Masimo Corp.*	312	7,522
Meridian Bioscience, Inc.	244	5,510
STERIS Corp.	818	21,333
Teleflex, Inc.	261	11,701
Thoratec Corp.*	134	3,589
West Pharmaceutical Services, Inc.	373	12,999

Total Health Care Equipment & Supplies		208,322

Health Care Providers & Services - 3.8%
Amedisys, Inc.*	391	12,911
AMERIGROUP Corp.*	1,041	27,951
Catalyst Health Solutions, Inc.*	454	11,323
Centene Corp.*	713	14,246
Chemed Corp.	367	14,489
Community Health Systems, Inc.*	1,168	29,492
Coventry Health Care, Inc.*	7,108	132,991
Emergency Medical Services Corp. Class A*	450	16,569
Gentiva Health Services, Inc.*	614	10,106
Health Net, Inc.*	4,133	64,268
Healthsouth Corp.*	129	1,863
Healthspring, Inc.*	1,248	13,553
HMS Holdings Corp.*	132	5,375
LifePoint Hospitals, Inc.*	1,175	30,844
Lincare Holdings, Inc.*	1,798	42,289
Magellan Health Services, Inc.*	483	15,852
Mednax, Inc.*	986	41,540
Owens & Minor, Inc.	515	22,567
Patterson Cos., Inc.*	2,312	50,170
PSS World Medical, Inc.*	606	11,217
Psychiatric Solutions, Inc.*	702	15,963
Universal American Corp.*	2,287	19,943
Universal Health Services, Inc. Class B	1,069	52,221
VCA Antech, Inc.*	1,480	39,516

Total Health Care Providers & Services		697,259

Health Care Technology - 0.7%
ATHENAHEALTH, Inc.*	61	2,258
Eclipsys Corp.*	1,503	26,723
HLTH Corp.*	4,227	55,374
IMS Health, Inc.	2,994	38,024
MedAssets, Inc.*	61	1,186
Quality Systems, Inc.(a)	211	12,018

Total Health Care Technology		135,583

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc.*	996	$29,800
Brinker International, Inc.	406	6,914
Chipotle Mexican Grill, Inc. Class A*(a)	242	19,360
Choice Hotels International, Inc.	773	20,570
International Speedway Corp. Class A	881	22,563
Jack In The Box, Inc.*	713	16,007
Panera Bread Co. Class A*	213	10,620
Penn National Gaming, Inc.*	1,156	33,651
Scientific Games Corp. Class A*	1,053	16,606
Vail Resorts, Inc.*	784	21,027
WMS Industries, Inc.*	530	16,700
Wyndham Worldwide Corp.	11,151	135,150

Total Hotels, Restaurants & Leisure		348,968

Household Durables - 1.4%
Harman International Industries, Inc.	1,163	21,864
Jarden Corp.*	1,746	32,738
Leggett & Platt, Inc.	1,662	25,312
NVR, Inc.*	84	42,201
Snap-On, Inc.	1,183	33,999
Stanley Works (The)	1,915	64,804
Tupperware Brands Corp.	1,447	37,651

Total Household Durables		258,569

Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Class A*	4,051	9,196
Ormat Technologies, Inc.	301	12,133

Total Independent Power Producers & Energy Traders		21,329

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	1,676	40,291
Seaboard Corp.	32	35,904

Total Industrial Conglomerates		76,195

Insurance - 2.2%
Alleghany Corp.*	70	18,970
American Financial Group, Inc.	3,472	74,926
Arthur J. Gallagher & Co.	1,125	24,008
Employers Holdings, Inc.	1,491	20,203
Erie Indemnity Co. Class A	892	31,898
First American Corp.	217	5,622
Hanover Insurance Group, Inc. (The)	857	32,660
Harleysville Group, Inc.	464	13,094
Mercury General Corp.	825	27,580
Navigators Group, Inc.*	279	12,396
ProAssurance Corp.*	749	34,611
RLI Corp.	368	16,486
Selective Insurance Group, Inc.	893	11,404
StanCorp Financial Group, Inc.	1,251	35,879
State Auto Financial Corp.	91	1,592
Unitrin, Inc.	44	529
Wesco Financial Corp.	57	16,587
Zenith National Insurance Corp.	784	17,044

Total Insurance		395,489

Internet & Catalog Retail - 0.9%
Expedia, Inc.*	7,442	112,449
Liberty Media Corp. - Interactive A*	6,640	33,266
NetFlix, Inc.*(a)	498	20,587

Total Internet & Catalog Retail		166,302

Internet Software & Services - 0.7%
Akamai Technologies, Inc.*	1,745	33,469
Digital River, Inc.*	555	20,158
Earthlink, Inc.*	5,936	43,986
Equinix, Inc.*	30	2,182
j2 Global Communications, Inc.*	685	15,454
WebMD Health Corp. Class A*(a)	543	16,246

Total Internet Software & Services		131,495

IT Services - 1.3%
Broadridge Financial Solutions, Inc.	3,018	50,038
CACI International, Inc. Class A*	404	17,255
DST Systems, Inc.*	1,258	46,483
Gartner, Inc.*	1,147	17,503
ManTech International Corp. Class A*	341	14,677
NeuStar, Inc. Class A*	1,059	23,467
Perot Systems Corp. Class A*	2,038	29,204
SRA International, Inc. Class A*	869	15,260
Syntel, Inc.(a)	615	19,336

Total IT Services		233,223

Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	1,821	5,390
Polaris Industries, Inc.	858	27,559
Pool Corp.(a)	713	11,807

Total Leisure Equipment & Products		44,756

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc. Class A*	329	24,833
Bruker Corp.*	2,269	21,011
Charles River Laboratories International, Inc.*	1,433	48,364
Covance, Inc.*	905	44,526
Dionex Corp.*	230	14,037
Luminex Corp.*	70	1,298
PerkinElmer, Inc.	2,274	39,567
Techne Corp.	337	21,504
Varian, Inc.*	435	17,152

Total Life Sciences Tools & Services		232,292

Machinery - 7.2%
Actuant Corp. Class A	1,442	17,592
AGCO Corp.*	3,195	92,879
Astec Industries, Inc.*	395	11,728
Barnes Group, Inc.	1,588	18,881
Briggs & Stratton Corp.	335	4,469
Bucyrus International, Inc.	2,331	66,573
CLARCOR, Inc.	565	16,492
Crane Co.	2,061	45,981
ESCO Technologies, Inc.*	241	10,797
Gardner Denver, Inc.*	1,710	43,041
Graco, Inc.	1,268	27,921
Harsco Corp.	2,273	64,326
IDEX Corp.	1,419	34,865
Joy Global, Inc.	2,752	98,301
Kaydon Corp.	447	14,554
Kennametal, Inc.	1,945	37,305
Lincoln Electric Holdings, Inc.	970	34,959
Manitowoc Co., Inc. (The)	6,223	32,733
Mueller Industries, Inc.	901	18,741
Mueller Water Products, Inc. Class A	1,304	4,877
Navistar International Corp.*	3,123	136,163
Nordson Corp.	728	28,144
Pentair, Inc.	1,641	42,042
Robbins & Myers, Inc.	890	17,133
SPX Corp.	2,069	101,319
Terex Corp.*	7,833	94,544
Timken Co.	4,188	71,531
Toro Co.	292	8,731
Trinity Industries, Inc.	4,003	54,521
Valmont Industries, Inc.	411	29,625
Wabtec Corp.	588	18,916

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Watts Water Technologies, Inc. Class A	544	$11,718

Total Machinery		1,311,402

Marine - 0.3%
Alexander & Baldwin, Inc.	736	17,252
Kirby Corp.*	1,186	37,703

Total Marine		54,955

Media - 1.7%
DreamWorks Animation SKG, Inc. Class A*	1,499	41,357
Gannett Co., Inc.	10,254	36,607
Interactive Data Corp.	1,130	26,148
Interpublic Group of Cos., Inc.*	11,397	57,555
John Wiley & Sons, Inc. Class A	807	26,833
Lamar Advertising Co. Class A*(a)	227	3,466
Marvel Entertainment, Inc.*	1,053	37,476
Meredith Corp.	1,405	35,898
Morningstar, Inc.*	563	23,212
Regal Entertainment Group Class A	1,295	17,211
World Wrestling Entertainment, Inc. Class A	902	11,329

Total Media		317,092

Metals & Mining - 4.6%
Allegheny Technologies, Inc.	4,808	167,943
Carpenter Technology Corp.	1,462	30,424
Commercial Metals Co.	3,672	58,862
Compass Minerals International, Inc.	437	23,996
Reliance Steel & Aluminum Co.	4,668	179,205
Royal Gold, Inc.	97	4,045
Schnitzer Steel Industries, Inc. Class A	1,409	74,480
Steel Dynamics, Inc.	10,860	159,968
Titanium Metals Corp.	4,270	39,241
Walter Energy, Inc.	1,756	63,637
Worthington Industries, Inc.	2,475	31,655

Total Metals & Mining		833,456

Multiline Retail - 1.2%
Big Lots, Inc.*	1,985	41,744
Nordstrom, Inc.	8,475	168,568

Total Multiline Retail		210,312

Multi-Utilities - 0.9%
Avista Corp.	751	13,375
Black Hills Corp.	544	12,507
CH Energy Group, Inc.	195	9,107
CMS Energy Corp.	2,378	28,726
NorthWestern Corp.	584	13,292
OGE Energy Corp.	2,039	57,744
Vectren Corp.	1,072	25,117

Total Multi-Utilities		159,868

Office Electronics - 0.1%
Zebra Technologies Corp. Class A*	1,081	25,576

Oil, Gas & Consumable Fuels - 8.3%
Alpha Natural Resources, Inc.*	1,906	50,071
Arch Coal, Inc.	4,670	71,778
Arena Resources, Inc.*	554	17,645
Atlas Energy Resources LLC	2,168	44,292
Bill Barrett Corp.*	999	27,433
Cimarex Energy Co.	2,149	60,903
Comstock Resources, Inc.*	725	23,961
Contango Oil & Gas Co.*	264	11,217
Denbury Resources, Inc.*	9,403	138,506
Encore Acquisition Co.*	1,894	58,430
Forest Oil Corp.*	4,747	70,825
Frontier Oil Corp.	3,570	46,803
Goodrich Petroleum Corp.*	77	1,894
Holly Corp.	1,280	23,014
Mariner Energy, Inc.*	6,562	77,104
Massey Energy Co.	2,552	49,866
McMoRan Exploration Co.*	1,552	9,250
NuStar GP Holdings LLC	633	14,622
Overseas Shipholding Group, Inc.	1,909	64,982
Penn Virginia Corp.	799	13,080
Pioneer Natural Resources Co.	4,068	103,734
Plains Exploration & Production Co.*	8,554	234,038
Quicksilver Resources, Inc.*	3,466	32,199
Southern Union Co.	3,211	59,050
St. Mary Land & Exploration Co.	2,191	45,726
Tesoro Corp.	2,060	26,224
W&T Offshore, Inc.	5,296	51,583
Whiting Petroleum Corp.*	1,765	62,057
World Fuel Services Corp.	510	21,027

Total Oil, Gas & Consumable Fuels		1,511,314

Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	211	5,336
MeadWestvaco Corp.	821	13,473

Total Paper & Forest Products		18,809

Personal Products - 0.6%
Alberto-Culver Co.	879	22,353
Chattem, Inc.*	207	14,097
NBTY, Inc.*	2,162	60,795
Nu Skin Enterprises, Inc. Class A	1,201	18,375

Total Personal Products		115,620

Pharmaceuticals - 1.4%
King Pharmaceuticals, Inc.*	5,051	48,641
Medicis Pharmaceutical Corp. Class A	703	11,473
Sepracor, Inc.*	7,644	132,394
Viropharma, Inc.*	1,483	8,794
Watson Pharmaceuticals, Inc.*	1,646	55,454

Total Pharmaceuticals		256,756

Professional Services - 1.3%
Corporate Executive Board Co. (The)	706	14,657
First Advantage Corp. Class A*	818	12,442
Huron Consulting Group, Inc.*	137	6,334
IHS, Inc. Class A*	477	23,788
Manpower, Inc.	2,576	109,068
Monster Worldwide, Inc.*	2,667	31,497
Navigant Consulting, Inc.*	410	5,297
Resources Connection, Inc.*	600	10,302
Watson Wyatt Worldwide, Inc. Class A	629	23,606

Total Professional Services		236,991

Real Estate Investment Trusts (REITs) - 2.4%
Alexander’s, Inc.	40	10,784
Alexandria Real Estate Equities, Inc.	294	10,522
AMB Property Corp.	1,464	27,538
BioMed Realty Trust, Inc.	1,080	11,048
BRE Properties, Inc.	316	7,508
Camden Property Trust	219	6,044
Corporate Office Properties Trust SBI MD	182	5,338
DCT Industrial Trust, Inc.	302	1,232
Digital Realty Trust, Inc.	94	3,370
Duke Realty Corp.	1,182	10,366
EastGroup Properties, Inc.	171	5,646
Entertainment Properties Trust	615	12,669
Equity Lifestyle Properties, Inc.	109	4,053
Equity One, Inc.(a)	775	10,277
Essex Property Trust, Inc.	103	6,410
Extra Space Storage, Inc.	768	6,413

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Franklin Street Properties Corp.	521	$6,903
Healthcare Realty Trust, Inc.	137	2,306
Highwoods Properties, Inc.	218	4,877
Home Properties, Inc.	137	4,672
Hospitality Properties Trust	1,817	21,604
Inland Real Estate Corp.	620	4,340
Kilroy Realty Corp.	213	4,375
Liberty Property Trust	911	20,990
Macerich Co. (The)	763	13,436
Mack-Cali Realty Corp.	593	13,520
Mid-America Apartment Communities, Inc.	85	3,120
National Retail Properties, Inc.	1,140	19,779
Nationwide Health Properties, Inc.	819	21,081
Omega Healthcare Investors, Inc.	907	14,077
Potlatch Corp.	442	10,736
PS Business Parks, Inc.	73	3,536
Realty Income Corp.(a)	771	16,900
Regency Centers Corp.	659	23,006
Senior Housing Properties Trust	1,288	21,020
SL Green Realty Corp.	1,561	35,809
Tanger Factory Outlet Centers, Inc.	120	3,892
Taubman Centers, Inc.	232	6,232
Washington Real Estate Investment Trust	110	2,461
Weingarten Realty Investors	953	13,828

Total Real Estate Investment Trusts (REITs)		431,718

Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A*	9,066	84,858
Jones Lang LaSalle, Inc.	999	32,697

Total Real Estate Management & Development		117,555

Road & Rail - 1.4%
Amerco, Inc.*	227	8,433
Arkansas Best Corp.	381	10,039
Con-way, Inc.	1,082	38,206
Genesee & Wyoming, Inc. Class A*	389	10,312
Heartland Express, Inc.	872	12,836
Hertz Global Holdings, Inc.*(a)	4,858	38,816
Kansas City Southern*	1,919	30,915
Knight Transportation, Inc.	695	11,502
Landstar System, Inc.	642	23,054
Old Dominion Freight Line, Inc.*	583	19,571
Ryder System, Inc.	1,245	34,761
Werner Enterprises, Inc.	650	11,778

Total Road & Rail		250,223

Semiconductors & Semiconductor Equipment - 1.9%
Atheros Communications, Inc.*	549	10,563
Cree, Inc.*	316	9,287
Cymer, Inc.*	495	14,716
FEI Co.*	344	7,878
Hittite Microwave Corp.*	334	11,607
Integrated Device Technology, Inc.*	1,663	10,045
Intersil Corp. Class A	3,927	49,362
Microsemi Corp.*	854	11,785
MKS Instruments, Inc.*	629	8,297
Novellus Systems, Inc.*	940	15,698
ON Semiconductor Corp.*	10,255	70,349
PMC - Sierra, Inc.*	4,786	38,097
Semtech Corp.*	696	11,073
Silicon Laboratories, Inc.*	335	12,710
Skyworks Solutions, Inc.*	4,058	39,687
Tessera Technologies, Inc.*	165	4,173
Varian Semiconductor Equipment Associates, Inc.*	951	22,814

Total Semiconductors & Semiconductor Equipment		348,141

Software - 2.2%
Blackboard, Inc.*	28	808
Cadence Design Systems, Inc.*	10,844	63,980
Compuware Corp.*	4,302	29,512
Concur Technologies, Inc.*	113	3,512
Ebix, Inc.*	195	6,107
FactSet Research Systems, Inc.(a)	598	29,822
Fair Isaac Corp.	1,137	17,578
Informatica Corp.*	816	14,027
Jack Henry & Associates, Inc.	1,112	23,074
Macrovision Solutions Corp.*	425	9,269
Micros Systems, Inc.*	1,350	34,182
Novell, Inc.*	153	693
Parametric Technology Corp.*	1,420	16,600
Progress Software Corp.*	580	12,279
Red Hat, Inc.*	1,247	25,102
Solera Holdings, Inc.*	111	2,820
Sybase, Inc.*	1,420	44,503
Synopsys, Inc.*	2,030	39,605
Take-Two Interactive Software, Inc.*	2,305	21,828
TIBCO Software, Inc.*	1,910	13,695

Total Software		408,996

Specialty Retail - 4.6%
Aaron’s, Inc.	574	17,117
Abercrombie & Fitch Co. Class A	3,690	93,689
Aeropostale, Inc.*	1,563	53,564
American Eagle Outfitters, Inc.	5,733	81,237
Barnes & Noble, Inc.	1,336	27,562
Buckle, Inc. (The)(a)	915	29,069
Carmax, Inc.*	2,526	37,132
Dick’s Sporting Goods, Inc.*	2,028	34,882
Foot Locker, Inc.	2,713	28,405
Guess ?, Inc.	2,911	75,045
Gymboree Corp.*	755	26,787
Penske Auto Group, Inc.	3,378	56,210
PetSmart, Inc.	2,091	44,873
RadioShack Corp.	3,777	52,727
Rent-A-Center, Inc.*	1,359	24,231
Sally Beauty Holdings, Inc.*	2,975	18,921
Tiffany & Co.	2,471	62,664
Tractor Supply Co.*	443	18,305
Williams-Sonoma, Inc.	4,149	49,249

Total Specialty Retail		831,669

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.*	783	19,270
Columbia Sportswear Co.	672	20,778
Deckers Outdoor Corp.*	220	15,459
Fossil, Inc.*	1,890	45,511
Hanesbrands, Inc.*	2,450	36,775
Lululemon Athletica, Inc.*	949	12,366
Phillips-Van Heusen Corp.	1,603	45,990
Under Armour, Inc. Class A*(a)	382	8,549
Warnaco Group, Inc. (The)*	791	25,628
Wolverine World Wide, Inc.	958	21,134

Total Textiles, Apparel & Luxury Goods		251,460

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	786	6,744
Beneficial Mutual Bancorp, Inc.*	348	3,341
First Niagara Financial Group, Inc.	1,006	11,489
Kearny Financial Corp.	126	1,441
NewAlliance Bancshares, Inc.	703	8,084
Northwest Bancorp, Inc.	510	9,619
Oritani Financial Corp.	102	1,398

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree MidCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Provident Financial Services, Inc.	528	$4,805
TrustCo Bank Corp.	683	4,037
Washington Federal, Inc.	665	8,645

Total Thrifts & Mortgage Finance		59,603

Tobacco - 0.2%
Universal Corp.	654	21,654
Vector Group Ltd.	947	13,533

Total Tobacco		35,187

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	985	19,404
GATX Corp.	1,410	36,265
MSC Industrial Direct Co. Class A	1,115	39,560
RSC Holdings, Inc.*(a)	3,686	24,770
Watsco, Inc.	335	16,392

Total Trading Companies & Distributors		136,391

Water Utilities - 0.0%
California Water Service Group	191	7,036

Wireless Telecommunication Services - 0.2%
Centennial Communications Corp.*	827	6,914
Syniverse Holdings, Inc.*	1,582	25,359

Total Wireless Telecommunication Services		32,273

TOTAL COMMON STOCKS (Cost: $22,007,405)		18,198,672

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $19,260)	19,260	19,260

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
MONEY MARKET FUND - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $439,011)(d)	439,011	439,011

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $22,465,676)(e)		18,656,943
Liabilities in Excess of Cash and Other Assets - (2.3)%		(425,639)

NET ASSETS - 100.0%		$18,231,304

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $424,455 and the total market value of the collateral held by the Fund was $439,011.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 0.9%
AAR Corp.*	4,477	$71,856
American Science & Engineering, Inc.	223	15,414
Applied Signal Technology, Inc.	503	12,831
Argon ST, Inc.*	793	16,312
Ducommun, Inc.	1,173	22,041
GenCorp, Inc.*	7,238	13,824
Ladish Co., Inc.*	2,102	27,263
LMI Aerospace, Inc.*	1,840	18,621
Taser International, Inc.*	886	4,040
Triumph Group, Inc.	2,108	84,320

Total Aerospace & Defense		286,522

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc.*	2,824	65,488
Dynamex, Inc.*	1,305	20,084
Pacer International, Inc.	7,120	15,878

Total Air Freight & Logistics		101,450

Airlines - 0.2%
Hawaiian Holdings, Inc.*	1,593	9,590
Republic Airways Holdings, Inc.*	8,210	53,611

Total Airlines		63,201

Auto Components - 0.4%
Drew Industries, Inc.*	1,769	21,529
Exide Technologies*	10,856	40,493
Fuel Systems Solutions, Inc.*(a)	819	16,536
Lear Corp.*(a)	15,647	7,823
Stoneridge, Inc.*	4,299	20,635

Total Auto Components		107,016

Beverages - 0.2%
Boston Beer Co., Inc. Class A*	356	10,534
Coca-Cola Bottling Co. Consolidated	131	7,222
Heckmann Corp.*	811	3,041
National Beverage Corp.*	2,789	29,703

Total Beverages		50,500

Biotechnology - 0.1%
Maxygen, Inc.*	4,123	27,707
Repligen Corp.*	1,232	6,776

Total Biotechnology		34,483

Building Products - 0.8%
AAON, Inc.	1,274	25,378
Ameron International Corp.	971	65,096
Apogee Enterprises, Inc.	4,922	60,540
Gibraltar Industries, Inc.	3,810	26,175
Griffon Corp.*	1,593	13,254
Insteel Industries, Inc.	3,658	30,142
NCI Building Systems, Inc.*(a)	4,675	12,342
Quanex Building Products Corp.	173	1,941

Total Building Products		234,868

Capital Markets - 1.7%
BlackRock Kelso Capital Corp.	4,873	30,359
Cohen & Steers, Inc.	3,871	57,872
Epoch Holding Corp.	636	5,495
Evercore Partners, Inc. Class A	262	5,146
GFI Group, Inc.	22,606	152,364
Hercules Technology Growth Capital, Inc.	6,854	57,299
LaBranche & Co., Inc.*	6,029	25,925
Penson Worldwide, Inc.*(a)	4,162	37,250
Prospect Capital Corp.	5,192	47,766
Sanders Morris Harris Group, Inc.	5,592	30,756
SWS Group, Inc.	1,819	25,411
TradeStation Group, Inc.*	4,941	41,801
Westwood Holdings Group, Inc.	300	12,543

Total Capital Markets		529,987

Chemicals - 5.9%
American Vanguard Corp.	1,648	18,622
Ashland, Inc.	13,222	370,877
Balchem Corp.*	798	19,567
GenTek, Inc.*	2,026	45,240
ICO, Inc.*	6,722	18,284
Innophos Holdings, Inc.	9,169	154,864
Innospec, Inc.	4,619	49,654
Koppers Holdings, Inc.	2,753	72,597
Kronos Worldwide, Inc.	541	3,598
Landec Corp.*	1,706	11,584
LSB Industries, Inc.*	3,613	58,422
NewMarket Corp.	2,210	148,799
OM Group, Inc.*	10,936	317,363
PolyOne Corp.*	5,186	14,054
Quaker Chemical Corp.	1,251	16,626
Rockwood Holdings, Inc.*	12,017	175,929
Schulman A., Inc.	478	7,223
Stepan Co.	626	27,644
W.R. Grace & Co.*	20,087	248,476
Zoltek Cos., Inc.*(a)	1,501	14,590

Total Chemicals		1,794,013

Commercial Banks - 3.2%
1st Source Corp.	1,287	22,226
Ameris Bancorp	658	4,159
Arrow Financial Corp.	850	22,950
Bancfirst Corp.	981	33,923
Bank of the Ozarks, Inc.	1,206	26,086
Banner Corp.(a)	1,082	4,133
Capital City Bank Group, Inc.(a)	859	14,474
Cardinal Financial Corp.	526	4,119
Cascade Bancorp(a)	875	1,234
Center Financial Corp.	2,247	5,662
Chemical Financial Corp.	1,043	20,766
City Bank(a)	2,184	5,154
City Holding Co.	1,130	34,307
CoBiz Financial, Inc.(a)	1,418	9,089
Columbia Banking System, Inc.	1,085	11,100
Community Trust Bancorp, Inc.	793	21,213
Enterprise Financial Services Corp.	867	7,881
First Bancorp	1,198	18,785
First Busey Corp.(a)	1,474	10,834
First Community Bancshares, Inc.	707	9,078
First Financial Bancorp	2,430	18,274
First Financial Corp.	605	19,106
First Merchants Corp.	1,307	10,495
Frontier Financial Corp.(a)	5,263	6,368
Green Bankshares, Inc.(a)	655	2,934
Harleysville National Corp.	1,685	7,919
Heartland Financial USA, Inc.(a)	897	12,809
Home Bancshares, Inc.	878	16,717
Independent Bank Corp.	1,205	23,738
Lakeland Bancorp, Inc.	1,497	13,458
Lakeland Financial Corp.	858	16,302
MainSource Financial Group, Inc.	1,268	9,409
Nara Bancorp, Inc.	2,065	10,697
Old Second Bancorp, Inc.(a)	1,477	8,714
Peoples Bancorp, Inc.	649	11,065
Pinnacle Financial Partners, Inc.*(a)	987	13,147
Renasant Corp.(a)	1,911	28,703
Republic Bancorp, Inc. Class A	1,478	33,388

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2009

Investments	Shares	Value
S.Y. Bancorp, Inc.	872	$21,076
Sandy Spring Bancorp, Inc.	1,331	19,566
Santander BanCorp	1,224	8,519
SCBT Financial Corp.	507	12,011
Sierra Bancorp(a)	872	11,013
Simmons First National Corp. Class A	848	22,659
Southside Bancshares, Inc.	1,177	26,918
Southwest Bancorp, Inc.	1,158	11,302
StellarOne Corp.	867	11,228
Sterling Bancorp	1,212	10,120
Sterling Bancshares, Inc.	6,722	42,550
Sterling Financial Corp.	5,235	15,234
Suffolk Bancorp	759	19,461
Sun Bancorp, Inc.*	1,854	9,604
Texas Capital Bancshares, Inc.*	1,877	29,037
Tompkins Financial Corp.	526	25,222
Trico Bancshares	719	11,144
UCBH Holdings, Inc.(a)	4,025	5,072
Union Bankshares Corp.	590	8,832
United Security Bancshares(a)	302	1,522
Univest Corp. of Pennsylvania	723	14,648
Virginia Commerce Bancorp*	3,512	8,078
Washington Trust Bancorp, Inc.	1,344	23,964
Wilshire Bancorp, Inc.	2,960	17,020
Wintrust Financial Corp.	1,652	26,564

Total Commercial Banks		962,780

Commercial Services & Supplies - 3.3%
American Ecology Corp.	1,057	18,941
American Reprographics Co.*	8,736	72,684
Amrep Corp.*	172	1,897
ATC Technology Corp.*	2,456	35,612
Cenveo, Inc.*	6,517	27,567
Comfort Systems USA, Inc.	4,318	44,260
Consolidated Graphics, Inc.*	2,462	42,888
Cornell Cos., Inc.*	1,065	17,264
Courier Corp.	398	6,074
Deluxe Corp.	7,426	95,127
Ennis, Inc.	3,650	45,479
Fuel Tech, Inc.*(a)	858	8,323
G&K Services, Inc. Class A	1,614	34,136
GeoEye, Inc.*	2,320	54,659
HNI Corp.(a)	4,421	79,843
Innerworkings, Inc.*	3,879	18,425
Interface, Inc. Class A	11,422	70,816
Knoll, Inc.	8,788	66,613
M&F Worldwide Corp.*	3,616	72,320
McGrath Rentcorp	2,001	38,139
Mobile Mini, Inc.*	2,645	38,802
Multi-Color Corp.	1,231	15,092
Schawk, Inc.	490	3,680
Standard Parking Corp.*	905	14,742
Standard Register Co. (The)	2,922	9,526
Team, Inc.*	869	13,617
Viad Corp.	1,704	29,343
Waste Services, Inc.*	1,970	10,205

Total Commercial Services & Supplies		986,074

Communications Equipment - 2.8%
Acme Packet, Inc.*	2,950	29,854
Airvana, Inc.*	17,331	110,398
Anaren, Inc.*	568	10,042
Bel Fuse, Inc. Class B	741	11,886
Black Box Corp.	1,649	55,192
Blue Coat Systems, Inc.*	1,953	32,303
Ciena Corp.*	15,262	157,962
Cogo Group, Inc.*	4,078	24,346
DG FastChannel, Inc.*	832	15,225
Digi International, Inc.*	1,552	15,132
EMS Technologies, Inc.*	743	15,529
Extreme Networks, Inc.*	2,754	5,508
Globecomm Systems, Inc.*	4,504	32,384
Harmonic, Inc.*	9,868	58,122
Hughes Communications, Inc.*	1,276	29,131
Ixia*	1,062	7,158
Netgear, Inc.*	3,215	46,328
Opnext, Inc.*	4,543	9,722
PC-Tel, Inc.*	3,536	18,918
Plantronics, Inc.	5,279	99,826
Seachange International, Inc.*	1,540	12,366
Sonus Networks, Inc.*	1,215	1,956
Viasat, Inc.*	1,532	39,280

Total Communications Equipment		838,568

Computers & Peripherals - 0.5%
Adaptec, Inc.*	1,179	3,124
Imation Corp.	1,964	14,946
Netezza Corp.*	1,859	15,467
Novatel Wireless, Inc.*	3,745	33,780
Rimage Corp.*	1,021	16,959
STEC, Inc.*(a)	1,461	33,880
Stratasys, Inc.*	1,439	15,815
Super Micro Computer, Inc.*	4,191	32,103

Total Computers & Peripherals		166,074

Construction & Engineering - 1.0%
Dycom Industries, Inc.*	3,169	35,081
Furmanite Corp.*	3,842	17,136
Great Lakes Dredge & Dock Corp.	1,437	6,869
Insituform Technologies, Inc. Class A*	990	16,800
Layne Christensen Co.*	2,434	49,775
MasTec, Inc.*	5,705	66,863
Michael Baker Corp.*	874	37,023
Northwest Pipe Co.*	791	27,495
Pike Electric Corp.*	2,505	30,185
Sterling Construction Co., Inc.*	951	14,512

Total Construction & Engineering		301,739

Construction Materials - 0.0%
Headwaters, Inc.*	2,329	7,825

Consumer Finance - 1.2%
Advance America, Cash Advance Centers, Inc.	25,576	113,302
CompuCredit Corp.*(a)	1,569	3,609
Credit Acceptance Corp.*	4,126	90,153
Dollar Financial Corp.*	5,215	71,915
First Cash Financial Services, Inc.*	1,630	28,558
Nelnet, Inc. Class A*	1,121	15,234
World Acceptance Corp.*	2,495	49,675

Total Consumer Finance		372,446

Containers & Packaging - 0.1%
Bway Holding Co.*	593	10,395
Myers Industries, Inc.	1,648	13,712

Total Containers & Packaging		24,107

Distributors - 0.1%
Core-Mark Holding Co., Inc.*	677	17,643

Diversified Consumer Services - 1.0%
Jackson Hewitt Tax Service, Inc.	1,783	11,162
K12, Inc.*(a)	1,441	31,054
Learning Tree International, Inc.*	1,925	19,827

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Lincoln Educational Services Corp.*(a)	1,219	$25,514
Pre-Paid Legal Services, Inc.*	1,347	58,716
Regis Corp.	5,876	102,301
Stewart Enterprises, Inc. Class A	12,103	58,336
Universal Technical Institute, Inc.*	437	6,524

Total Diversified Consumer Services		313,434

Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp.*	2,524	19,410
Encore Capital Group, Inc.*	3,245	42,996
Financial Federal Corp.	2,083	42,806
Life Partners Holdings, Inc.(a)	698	9,898
MarkeTaxess Holdings, Inc.*	953	9,082
Medallion Financial Corp.	2,071	15,843
NewStar Financial, Inc.*	6,672	12,743
Portfolio Recovery Associates, Inc.*(a)	1,270	49,187
Triplecrown Acquisition Corp.*	413	3,965

Total Diversified Financial Services		205,930

Diversified Telecommunication Services - 1.2%
Alaska Communications Systems Group, Inc.	13,921	101,902
Atlantic Tele-Network, Inc.	1,423	55,910
Cbeyond, Inc.*	981	14,077
Cincinnati Bell, Inc.*	36,901	104,799
Consolidated Communications Holdings, Inc.	621	7,272
General Communication, Inc. Class A*	1,121	7,768
Iowa Telecommunications Services, Inc.	1,754	21,943
Premiere Global Services, Inc.*	3,925	42,547

Total Diversified Telecommunication Services		356,218

Electric Utilities - 0.2%
Central Vermont Public Service Corp.	971	17,575
Empire District Electric Co. (The)	1,774	29,307

Total Electric Utilities		46,882

Electrical Equipment - 1.4%
Advanced Battery Technologies, Inc.*(a)	5,244	21,081
AZZ, Inc.*	1,343	46,213
Encore Wire Corp.	1,139	24,318
EnerSys*	7,630	138,790
Harbin Electric, Inc.*	2,847	44,527
II-VI, Inc.*	3,138	69,569
LSI Industries, Inc.	203	1,106
Polypore International, Inc.*	4,749	52,809
Powell Industries, Inc.*	707	26,208
Ultralife Corp.*	1,123	8,052
Vicor Corp.	302	2,180

Total Electrical Equipment		434,853

Electronic Equipment, Instruments & Components - 4.1%
Brightpoint, Inc.*	6,083	38,140
Checkpoint Systems, Inc.*	4,883	76,614
Cognex Corp.	2,753	38,900
CPI International, Inc.*	1,923	16,711
CTS Corp.	3,707	24,281
Daktronics, Inc.	3,066	23,608
DTS, Inc.*	546	14,780
Electro Rent Corp.	1,592	15,108
Electro Scientific Industries, Inc.*	778	8,698
FARO Technologies, Inc.*	1,173	18,217
Insight Enterprises, Inc.*	13,693	132,274
IPG Photonics Corp.*	2,664	29,224
L-1 Identity Solutions, Inc.*	3,575	27,671
Littelfuse, Inc.*	1,692	33,772
Methode Electronics, Inc.	4,702	33,008
MTS Systems Corp.	1,740	35,931
Multi-Fineline Electronix, Inc.*	3,365	72,011
Newport Corp.*	3,702	21,435
OSI Systems, Inc.*	1,160	24,186
Park Electrochemical Corp.	1,423	30,637
PC Connection, Inc.*	3,338	17,525
Plexus Corp.*	5,042	103,159
Rogers Corp.*	952	19,259
Scansource, Inc.*	2,942	72,138
SYNNEX Corp.*	7,393	184,751
Technitrol, Inc.	10,935	70,750
TTM Technologies, Inc.*	8,465	67,381
Zygo Corp.*	366	1,706

Total Electronic Equipment, Instruments & Components		1,251,875

Energy Equipment & Services - 6.3%
Allis-Chalmers Energy, Inc.*	9,343	21,582
Basic Energy Services, Inc.*	6,854	46,813
Boots & Coots, Inc.*	15,609	21,697
Bristow Group, Inc.*	3,247	96,209
Bronco Drilling Co., Inc.*(a)	2,476	10,597
Cal Dive International, Inc.*	13,381	115,478
Complete Production Services, Inc.*	19,704	125,317
Dawson Geophysical Co.*	1,945	58,058
Gulf Island Fabrication, Inc.	2,533	40,097
Helix Energy Solutions Group, Inc.*	40,621	441,550
Hercules Offshore, Inc.*	16,519	65,580
Hornbeck Offshore Services, Inc.*	6,461	138,201
ION Geophysical Corp.*	21,367	54,913
Key Energy Services, Inc.*	33,938	195,483
Matrix Service Co.*	2,799	32,133
NATCO Group, Inc. Class A*	2,361	77,724
Natural Gas Services Group, Inc.*	1,651	21,958
Newpark Resources*	8,607	24,530
OYO Geospace Corp.*	742	19,040
Parker Drilling Co.*	31,402	136,285
PHI, Inc.*	1,361	23,328
Pioneer Drilling Co.*	13,528	64,799
Superior Well Services, Inc.*	3,415	20,319
T-3 Energy Services, Inc.*	2,924	34,825
Tetra Technologies, Inc.*	1,167	9,289
Union Drilling, Inc.*	2,740	18,139

Total Energy Equipment & Services		1,913,944

Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	4,635	138,772
Ingles Markets, Inc. Class A	3,082	46,970
Nash Finch Co.	876	23,705
Pantry, Inc. (The)*	1,440	23,904
Pricesmart, Inc.	1,836	30,753
Spartan Stores, Inc.	1,418	17,597
Susser Holdings Corp.*	1,122	12,555

Total Food & Staples Retailing		294,256

Food Products - 1.6%
Alico, Inc.	53	1,591
American Dairy, Inc.*(a)	1,083	42,952
American Italian Pasta Co. Class A*(a)	586	17,076
B&G Foods, Inc. Class A	2,847	23,943
Cal-Maine Foods, Inc.(a)	5,053	126,123
Chiquita Brands International, Inc.*	3,700	37,962
Darling International, Inc.*	15,455	102,003
Diamond Foods, Inc.	546	15,233
Hain Celestial Group, Inc.*	1,988	31,033
J&J Snack Foods Corp.	858	30,802
Lance, Inc.	473	10,940

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Lifeway Foods, Inc.*(a)	303	$3,909
Sanderson Farms, Inc.	963	43,335

Total Food Products		486,902

Gas Utilities - 0.0%
Chesapeake Utilities Corp.	437	14,216

Health Care Equipment & Supplies - 2.1%
Abaxis, Inc.*	725	14,892
Accuray, Inc.*	1,001	6,677
Align Technology, Inc.*	2,260	23,956
American Medical Systems Holdings, Inc.*	3,507	55,411
Analogic Corp.	726	26,826
Angiodynamics, Inc.*	951	12,620
Cantel Medical Corp.*	549	8,910
Cardiac Science Corp.*	1,137	4,571
Cooper Cos., Inc. (The)	970	23,988
Cryolife, Inc.*	1,307	7,241
Cutera, Inc.*	340	2,931
Cyberonics, Inc.*	650	10,809
Cynosure, Inc. Class A*	1,844	14,107
Greatbatch, Inc.*	474	10,717
ICU Medical, Inc.*	667	27,447
Invacare Corp.	1,745	30,799
IRIS International, Inc.*	560	6,608
Kensey Nash Corp.*	848	22,226
Medical Action Industries, Inc.*	878	10,053
Merit Medical Systems, Inc.*	1,084	17,669
Natus Medical, Inc.*	1,000	11,540
Neogen Corp.*	534	15,475
Palomar Medical Technologies, Inc.*	279	4,090
Quidel Corp.*	1,579	22,990
Rochester Medical Corp.*	174	2,332
Sirona Dental Systems, Inc.*	8,163	163,178
Somanetics Corp.*	529	8,734
SonoSite, Inc.*	572	11,474
SurModics, Inc.*	621	14,053
Symmetry Medical, Inc.*	840	7,829
Synovis Life Technologies, Inc.*	337	6,999
Vascular Solutions, Inc.*	203	1,587
Wright Medical Group, Inc.*	399	6,488
Zoll Medical Corp.*	1,156	22,357

Total Health Care Equipment & Supplies		637,584

Health Care Providers & Services - 3.4%
Air Methods Corp.*	918	25,116
Alliance Healthcare Services, Inc.*	2,139	15,679
Almost Family, Inc.*	279	7,285
AMN Healthcare Services, Inc.*	4,135	26,381
Amsurg Corp.*	2,014	43,180
Assisted Living Concepts, Inc. Class A*	627	9,123
Bio-Reference Labs, Inc.*	568	17,954
Corvel Corp.*	1,091	24,842
Cross Country Healthcare, Inc.*	2,819	19,367
Hanger Orthopedic Group, Inc.*	1,269	17,246
Health Management Associates, Inc. Class A*	42,761	211,239
Healthways, Inc.*	4,846	65,179
inVentiv Health, Inc.*	4,007	54,215
IPC The Hospitalist Co., Inc.*	756	20,178
Kindred Healthcare, Inc.*	3,927	48,577
Landauer, Inc.	318	19,506
LHC Group, Inc.*	629	13,970
Medcath Corp.*	1,445	16,993
Molina Healthcare, Inc.*	3,445	82,404
MWI Veterinary Supply, Inc.*	793	27,644
National Healthcare Corp.	624	23,675
Odyssey HealthCare, Inc.*	1,626	16,715
RehabCare Group, Inc.*	1,124	26,897
Res-Care, Inc.*	3,148	45,016
Skilled Healthcare Group, Inc. Class A*	3,377	25,328
Sun Healthcare Group, Inc.*	7,015	59,207
Triple-S Management Corp. Class B*	3,102	48,360
U.S. Physical Therapy, Inc.*	916	13,511
Virtual Radiologic Corp.*(a)	963	8,696

Total Health Care Providers & Services		1,033,483

Health Care Technology - 0.2%
Computer Programs & Systems, Inc.	573	21,952
Omnicell, Inc.*	1,768	19,006
Phase Forward, Inc.*	1,837	27,757

Total Health Care Technology		68,715

Hotels, Restaurants & Leisure - 4.1%
AFC Enterprises*	2,937	19,825
Ambassadors Group, Inc.	1,781	24,524
Ameristar Casinos, Inc.	6,324	120,346
BJ’s Restaurants, Inc.*	1,009	17,022
Bluegreen Corp.*	7,966	20,074
Bob Evans Farms, Inc.	2,900	83,346
Boyd Gaming Corp.(a)	5,512	46,852
Buffalo Wild Wings, Inc.*(a)	851	27,674
California Pizza Kitchen, Inc.*	1,702	22,620
CEC Entertainment, Inc.*	2,108	62,144
Cheesecake Factory (The)*	6,004	103,869
Churchill Downs, Inc.	244	8,213
CKE Restaurants, Inc.	3,717	31,520
Cracker Barrel Old Country Store, Inc.	2,838	79,180
Denny’s Corp.*	10,524	22,627
Domino’s Pizza, Inc.*	10,688	80,053
Dover Downs Gaming & Entertainment, Inc.	5,795	26,947
Gaylord Entertainment Co.*(a)	191	2,428
Life Time Fitness, Inc.*	5,969	119,440
Luby’s, Inc.*	479	1,945
Marcus Corp.	1,516	15,948
Monarch Casino & Resort, Inc.*	1,186	8,658
Papa John’s International, Inc.*	1,760	43,630
Peet’s Coffee & Tea, Inc.*	418	10,534
PF Chang’s China Bistro, Inc.*(a)	1,273	40,812
Red Robin Gourmet Burgers, Inc.*	1,706	31,987
Shuffle Master, Inc.*	2,356	15,573
Sonic Corp.*	4,679	46,930
Speedway Motorsports, Inc.	4,076	56,086
Texas Roadhouse, Inc. Class A*	4,736	51,670

Total Hotels, Restaurants & Leisure		1,242,477

Household Durables - 1.7%
American Greetings Corp. Class A	5,073	59,253
Blyth, Inc.	1,716	56,268
Cavco Industries, Inc.*	116	2,938
CSS Industries, Inc.	977	19,911
Ethan Allen Interiors, Inc.	3,538	36,654
iRobot Corp.*	1,571	20,392
National Presto Industries, Inc.	587	44,671
Sealy Corp.	23,166	45,405
Tempur-Pedic International, Inc.	15,607	203,983
Universal Electronics, Inc.*	1,015	20,472

Total Household Durables		509,947

Household Products - 0.3%
Central Garden And Pet Co. Class A*	4,922	48,482
WD-40 Co.	1,004	29,116

Total Household Products		77,598

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Industrial Conglomerates - 0.3%
Otter Tail Corp.	1,347	$29,418
Raven Industries, Inc.	1,236	31,642
Standex International Corp.	1,064	12,342
Tredegar Corp.	1,502	20,007

Total Industrial Conglomerates		93,409

Insurance - 3.9%
American Equity Investment Life Holding Co.	6,568	36,649
American Physicians Capital, Inc.	1,103	43,194
Amerisafe, Inc.*	2,616	40,705
Amtrust Financial Services, Inc.	10,484	119,518
Baldwin & Lyons, Inc. Class B	266	5,240
CNA Surety Corp.*	5,703	76,933
Crawford & Co. Class B*	2,299	11,035
Delphi Financial Group, Inc. Class A	6,818	132,474
Donegal Group, Inc. Class A	1,650	25,097
eHealth, Inc.*	2,483	43,850
EMC Insurance Group, Inc.	564	11,737
FBL Financial Group, Inc. Class A	6,816	56,300
First Mercury Financial Corp.	2,639	36,339
Fpic Insurance Group, Inc.*	1,029	31,508
Hallmark Financial Services, Inc.*	2,336	16,702
Horace Mann Educators Corp.	5,899	58,813
Infinity Property & Casualty Corp.	1,178	42,950
Kansas City Life Insurance Co.	442	11,894
Meadowbrook Insurance Group, Inc.	5,229	34,145
National Interstate Corp.	1,120	17,002
National Western Life Insurance Co. Class A	299	34,908
PMA Capital Corp. Class A*	3,578	16,280
Presidential Life Corp.	2,521	19,084
Safety Insurance Group, Inc.	1,820	55,619
SeaBright Insurance Holdings, Inc.*	2,352	23,826
Tower Group, Inc.	2,731	67,674
United Fire & Casualty Co.	1,175	20,151
Universal Insurance Holdings, Inc.	18,189	91,309

Total Insurance		1,180,936

Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc. Class A*	5,913	11,353
Blue Nile, Inc.*(a)	555	23,859
NutriSystem, Inc.	3,991	57,870
PetMed Express, Inc.*	1,256	18,878
Shutterfly, Inc.*	836	11,662
Stamps.com, Inc.*	1,256	10,651

Total Internet & Catalog Retail		134,273

Internet Software & Services - 1.1%
Art Technology Group, Inc.*	488	1,854
Bankrate, Inc.*(a)	531	13,402
comScore, Inc.*	1,574	20,966
DealerTrack Holdings, Inc.*	565	9,605
Dice Holdings, Inc.*	5,923	27,542
DivX, Inc.*	1,926	10,574
Knot, Inc. (The)*	950	7,486
Liquidity Services, Inc.*	1,512	14,908
LoopNet, Inc.*	2,728	21,142
ModusLink Global Solutions, Inc.*	2,711	18,597
NIC, Inc.	2,589	17,528
TechTarget, Inc.*	778	3,112
TheStreet.com, Inc.	1,744	3,645
United Online, Inc.	9,323	60,693
Valueclick, Inc.*	7,175	75,481
Vignette Corp.*	756	9,941
Vocus, Inc.*	305	6,027

Total Internet Software & Services		322,503

IT Services - 2.7%
Cass Information Systems, Inc.	518	16,959
Ciber, Inc.*	6,762	20,962
CSG Systems International, Inc.*	2,959	39,177
Cybersource Corp.*	152	2,325
Euronet Worldwide, Inc.*	3,964	76,862
ExlService Holdings, Inc.*	2,050	22,980
Forrester Research, Inc.*	925	22,709
Global Cash Access Holdings, Inc.*	11,577	92,153
Hackett Group, Inc. (The)*	6,606	15,392
Heartland Payment Systems, Inc.	2,288	21,896
iGate Corp.	4,904	32,464
InfoGROUP, Inc.	4,053	23,143
Integral Systems, Inc.*	2,047	17,031
MAXIMUS, Inc.	1,483	61,174
NCI, Inc. Class A*	526	16,001
Ness Technologies, Inc.*	5,444	21,286
Sapient Corp.*	10,916	68,662
TeleTech Holdings, Inc.*	7,693	116,549
TNS, Inc.*	453	8,494
Wright Express Corp.*	5,008	127,554

Total IT Services		823,773

Leisure Equipment & Products - 0.4%
Callaway Golf Co.	5,748	29,142
Jakks Pacific, Inc.*	4,516	57,940
Marine Products Corp.	2,337	8,764
RC2 Corp.*	987	13,058
Steinway Musical Instruments*	967	10,347
Sturm Ruger & Co., Inc.*	243	3,023

Total Leisure Equipment & Products		122,274

Life Sciences Tools & Services - 0.7%
Affymetrix, Inc.*	7,860	46,610
Albany Molecular Research, Inc.*	1,539	12,912
Cambrex Corp.*	2,323	9,571
eResearch Technology, Inc.*	3,668	22,778
Kendle International, Inc.*	1,268	15,520
Parexel International Corp.*	6,991	100,531

Total Life Sciences Tools & Services		207,922

Machinery - 4.1%
Albany International Corp. Class A	509	5,792
Altra Holdings, Inc.*	3,374	25,271
American Railcar Industries, Inc.	2,766	22,847
Ampco-Pittsburgh Corp.	1,717	40,264
Badger Meter, Inc.	742	30,422
Blount International, Inc.*	4,523	38,943
Cascade Corp.	1,290	20,292
Chart Industries, Inc.*	6,047	109,934
China Fire & Security Group, Inc.*	3,138	38,189
CIRCOR International, Inc.	2,541	59,993
Colfax Corp.*	1,689	13,039
Columbus McKinnon Corp./NY*	2,952	37,343
Dynamic Materials Corp.	1,271	24,505
EnPro Industries, Inc.*	4,280	77,083
Federal Signal Corp.	5,489	41,991
Force Protection, Inc.*	8,231	72,762
Gorman-Rupp Co. (The)	929	18,738
Greenbrier Cos., Inc.	2,851	20,499
Hurco Cos., Inc.*	1,612	25,196
Kadant, Inc.*	1,740	19,645
K-Tron International, Inc.*	304	24,223
LB Foster Co. Class A*	826	24,838

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Lindsay Corp.(a)	1,110	$36,741
Met-Pro Corp.	802	8,678
Middleby Corp.*	1,881	82,613
NACCO Industries, Inc. Class A	1,069	30,702
Oshkosh Corp.	9,246	134,437
RBC Bearings, Inc.*	1,783	36,462
Sauer-Danfoss, Inc.	8,295	50,848
Sun Hydraulics Corp.	1,461	23,624
Tennant Co.	1,914	35,198
Titan International, Inc.	2,664	19,900

Total Machinery		1,251,012

Marine - 0.3%
American Commercial Lines, Inc.*(a)	2,476	38,329
Horizon Lines, Inc. Class A	8,747	33,763
International Shipholding Corp.	489	13,183

Total Marine		85,275

Media - 2.4%
Arbitron, Inc.	3,252	51,674
Belo Corp. Class A	32,950	58,981
CKX, Inc.*	9,152	64,888
Dolan Media Co.*	2,079	26,590
Fisher Communications, Inc.	4,039	51,659
Harte-Hanks, Inc.	11,659	107,846
Journal Communications, Inc. Class A	2,789	2,928
Liberty Media Corp. - Capital Series A*	12,436	168,632
Live Nation, Inc.*	2,702	13,132
Martha Stewart Living Omnimedia Class A*	7,749	23,712
National CineMedia, Inc.	2,488	34,235
Outdoor Channel Holdings, Inc.*	248	1,463
Rentrak Corp.*	365	5,997
Scholastic Corp.	4,213	83,375
Sinclair Broadcast Group, Inc. Class A	15,741	30,538

Total Media		725,650

Metals & Mining - 1.9%
A.M. Castle & Co.	3,883	46,907
AMCOL International Corp.	2,514	54,252
Brush Engineered Materials, Inc.*	2,201	36,867
Coeur D’alene Mines Corp.*	1,154	14,194
Haynes International, Inc.*	2,298	54,463
Horsehead Holding Corp.*	10,405	77,517
Kaiser Aluminum Corp.	2,786	100,045
Olympic Steel, Inc.	3,443	84,250
RTI International Metals, Inc.*	4,883	86,283
Stillwater Mining Co.*	4,421	25,244

Total Metals & Mining		580,022

Multiline Retail - 0.0%
Fred’s, Inc. Class A	910	11,466

Oil, Gas & Consumable Fuels - 5.5%
Atlas America, Inc.	1,271	22,713
ATP Oil & Gas Corp.*(a)	10,514	73,177
Berry Petroleum Co. Class A	21,499	399,666
Brigham Exploration Co.*	5,691	19,862
Carrizo Oil & Gas, Inc.*	3,281	56,269
Clayton Williams Energy, Inc.*	1,350	25,475
Copano Energy LLC	6,403	102,768
Crosstex Energy, Inc.	13,907	57,853
Delek US Holdings, Inc.	2,104	17,842
Enbridge Energy Management LLC*	1,377	49,916
GMX Resources, Inc.*	1,023	10,885
Gulfport Energy Corp.*	10,031	68,712
Harvest Natural Resources, Inc.*	12,587	55,509
Parallel Petroleum Corp.*	7,904	15,334
Patriot Coal Corp.*(a)	9,291	59,277
Petroleum Development Corp.*	3,244	50,898
Petroquest Energy, Inc.*	7,004	25,845
Stone Energy Corp.*	22,163	164,449
Swift Energy Co.*	13,738	228,738
USEC, Inc.*(a)	7,959	42,342
Vaalco Energy, Inc.*	6,331	26,780
Warren Resources, Inc.*	17,170	42,066
Western Refining, Inc.(a)	6,236	44,026

Total Oil, Gas & Consumable Fuels		1,660,402

Paper & Forest Products - 0.4%
Buckeye Technologies, Inc.*	9,997	44,886
Deltic Timber Corp.	94	3,334
Glatfelter	2,733	24,324
Neenah Paper, Inc.	2,617	23,056
Schweitzer-Mauduit International, Inc.	643	17,496

Total Paper & Forest Products		113,096

Personal Products - 1.0%
Bare Escentuals, Inc.*	21,817	193,517
Elizabeth Arden, Inc.*	474	4,138
Inter Parfums, Inc.	3,311	24,303
Prestige Brands Holdings, Inc.*	3,668	22,558
Revlon, Inc. Class A*	5,838	31,759
USANA Health Sciences, Inc.*(a)	1,066	31,692

Total Personal Products		307,967

Pharmaceuticals - 0.6%
Caraco Pharmaceutical Laboratories Ltd.*	6,721	20,633
KV Pharmaceutical Co. Class A*	16,819	53,989
Matrixx Initiatives, Inc.*	662	3,701
Noven Pharmaceuticals, Inc.*	1,122	16,045
Obagi Medical Products, Inc.*	1,907	13,902
Pain Therapeutics, Inc.*	2,677	14,375
Par Pharmaceutical Cos., Inc.*	185	2,803
Questcor Pharmaceuticals, Inc.*	6,994	34,970
Vivus, Inc.*	1,328	8,074

Total Pharmaceuticals		168,492

Professional Services - 2.2%
Administaff, Inc.	2,430	56,546
Advisory Board Co. (The)*	1,244	31,971
Barrett Business Services, Inc.	958	10,059
CBIZ, Inc.*	3,493	24,870
CDI Corp.	2,768	30,863
CoStar Group, Inc.*	641	25,557
CRA International, Inc.*	593	16,462
Diamond Management & Technology Consultants, Inc.	1,614	6,779
Exponent, Inc.*	763	18,701
Heidrick & Struggles International, Inc.	2,049	37,394
Hill International, Inc.*	2,903	12,483
ICF International, Inc.*	1,288	35,536
Kelly Services, Inc. Class A	2,771	30,342
Kforce, Inc.*	3,916	32,385
Korn/Ferry International*	5,282	56,200
LECG Corp.*	1,122	3,658
MPS Group, Inc.*	10,318	78,830
On Assignment, Inc.*	3,422	13,380
School Specialty, Inc.*	1,874	37,874
Spherion Corp.*	10,853	44,714
TrueBlue, Inc.*	5,552	46,637
Volt Information Sciences, Inc.*	1,475	9,248
VSE Corp.	441	11,537

Total Professional Services		672,026

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Real Estate Investment Trusts (REITs) - 2.1%
Acadia Realty Trust	1,535	$20,032
Agree Realty Corp.	869	15,929
Brandywine Realty Trust	4,338	32,318
CBL & Associates Properties, Inc.(a)	3,360	18,110
Cedar Shopping Centers, Inc.	1,707	7,716
Colonial Properties Trust	529	3,915
Cousins Properties, Inc.(a)	495	4,207
Developers Diversified Realty Corp.	26,196	127,836
DiamondRock Hospitality Co.	11,078	69,348
First Potomac Realty Trust	703	6,854
Getty Realty Corp.	1,328	25,059
Hersha Hospitality Trust	2,902	7,197
HRPT Properties Trust	10,864	44,108
Investors Real Estate Trust	829	7,370
Kite Realty Group Trust	2,136	6,237
LaSalle Hotel Properties	2,182	26,926
LTC Properties, Inc.	1,439	29,428
Medical Properties Trust, Inc.	4,414	26,793
Mission West Properties, Inc.	835	5,703
National Health Investors, Inc.	1,931	51,577
Saul Centers, Inc.	605	17,890
Sovran Self Storage, Inc.	1,019	25,067
Sunstone Hotel Investors, Inc.	4,952	26,493
Universal Health Realty Income Trust	456	14,373
Urstadt Biddle Properties, Inc. Class A	1,045	14,714

Total Real Estate Investment Trusts (REITs)		635,200

Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co.	308	10,805
Forestar Group, Inc.*	1,802	21,408
Tejon Ranch Co.*	170	4,503

Total Real Estate Management & Development		36,716

Road & Rail - 0.2%
Celadon Group, Inc.*	982	8,239
Marten Transport Ltd.*	854	17,729
Saia, Inc.*	855	15,399
Universal Truckload Services, Inc.*	953	14,914
USA Truck, Inc.*	133	1,800

Total Road & Rail		58,081

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc.*	1,991	17,899
ATMI, Inc.*	2,562	39,788
Cabot Microelectronics Corp.*	1,420	40,172
Cavium Networks, Inc.*	755	12,691
Cohu, Inc.	305	2,739
Diodes, Inc.*	6,876	107,541
Fairchild Semiconductor International, Inc.*	16,121	112,686
IXYS Corp.	2,257	22,841
Kopin Corp.*	1,142	4,191
Micrel, Inc.	4,307	31,527
Microtune, Inc.*	1,944	4,549
Monolithic Power Systems, Inc.*	2,145	48,069
NVE Corp.*	283	13,754
Omnivision Technologies, Inc.*	10,969	113,968
Pericom Semiconductor Corp.*	2,903	24,443
Power Integrations, Inc.	1,444	34,353
Semitool, Inc.*	1,660	7,669
Sigma Designs, Inc.*	6,950	111,478
Silicon Image, Inc.*	2,515	5,784
Standard Microsystems Corp.*	1,868	38,201
Supertex, Inc.*	801	20,113
Techwell, Inc.*	1,912	16,252
Teradyne, Inc.*	4,938	33,875
TriQuint Semiconductor, Inc.*	11,457	60,837
Ultratech, Inc.*	764	9,405
Volterra Semiconductor Corp.*	2,146	28,198

Total Semiconductors & Semiconductor Equipment		963,023

Software - 2.7%
Actuate Corp.*	6,247	29,861
Advent Software, Inc.*	666	21,838
American Software, Inc. Class A	1,100	6,336
AsiaInfo Holdings, Inc.*	1,422	24,473
Blackbaud, Inc.	2,235	34,754
Commvault Systems, Inc.*	1,641	27,208
Double-Take Software, Inc.*	1,668	14,428
Epicor Software Corp.*	4,940	26,182
EPIQ Systems, Inc.*	703	10,791
FalconStor Software, Inc.*	1,915	9,096
i2 Technologies, Inc.*	1,273	15,976
Interactive Intelligence, Inc.*	1,660	20,352
JDA Software Group, Inc.*	1,741	26,045
Kenexa Corp.*	3,029	35,045
Lawson Software, Inc.*	2,988	16,673
Manhattan Associates, Inc.*	1,858	33,853
MicroStrategy, Inc. Class A*	1,193	59,912
Monotype Imaging Holdings, Inc.*	2,659	18,108
Net 1 UEPS Technologies, Inc.*	6,900	93,771
Opnet Technologies, Inc.	166	1,521
Pegasystems, Inc.	715	18,862
PROS Holdings, Inc.*	1,609	13,065
Radiant Systems, Inc.*	3,360	27,888
Renaissance Learning, Inc.	1,174	10,813
S1 Corp.*	2,924	20,176
SonicWALL, Inc.*	5,445	29,839
SPSS, Inc.*	1,425	47,552
Synchronoss Technologies, Inc.*	1,479	18,147
TeleCommunication Systems, Inc. Class A*	1,957	13,914
Tyler Technologies, Inc.*	1,687	26,351
Ultimate Software Group, Inc.*	1,195	28,967
VASCO Data Security International, Inc.*	2,278	16,652
Wind River Systems, Inc.*	783	8,973

Total Software		807,422

Specialty Retail - 6.0%
America’s Car-Mart, Inc.*(a)	1,399	28,679
AnnTaylor Stores Corp.*	5,795	46,244
Asbury Automotive Group, Inc.	8,444	86,467
bebe Stores, Inc.	7,376	50,747
Blockbuster, Inc. Class A*(a)	8,317	5,489
Brown Shoe Co., Inc.	2,876	20,822
Cabela’s, Inc.*	10,688	131,462
Cato Corp. (The) Class A	1,799	31,375
Charlotte Russe Holding, Inc.*	2,824	36,373
Chico’s FAS, Inc.*	210	2,043
Christopher & Banks Corp.	3,169	21,264
Citi Trends, Inc.*	1,088	28,157
Collective Brands, Inc.*	4,622	67,343
Conn’s, Inc.*	3,072	38,400
Dress Barn, Inc.*	6,862	98,127
DSW, Inc. Class A*	3,100	30,535
Genesco, Inc.*	453	8,503
Group 1 Automotive, Inc.(a)	2,597	67,574
hhgregg, Inc.*	4,010	60,792
Hibbett Sports, Inc.*	1,546	27,828
HOT Topic, Inc.*	2,001	14,627
J Crew Group, Inc.*	6,880	185,898
Jo-Ann Stores, Inc.*	1,404	29,021
JOS A Bank Clothiers, Inc.*	1,811	62,407

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree SmallCap Earnings Fund

June 30, 2009

Investments	Shares	Value
Lumber Liquidators, Inc.*(a)	1,612	$25,405
Men’s Wearhouse, Inc. (The)	4,806	92,179
Midas, Inc.*	1,251	13,110
Monro Muffler, Inc.	933	23,987
New York & Co., Inc.*	8,198	25,332
Office Depot, Inc.*	24,539	111,898
Rex Stores Corp.*	531	5,342
Shoe Carnival, Inc.*	918	10,952
Sonic Automotive, Inc. Class A(a)	12,737	129,408
Stage Stores, Inc.	4,609	51,160
Syms Corp.*	79	593
Systemax, Inc.*	5,799	69,066
Ulta Salon Cosmetics & Fragrance, Inc.*	2,533	28,167
Wet Seal, Inc. (The) Class A*	12,945	39,741
Zumiez, Inc.*	2,526	20,233

Total Specialty Retail		1,826,750

Textiles, Apparel & Luxury Goods - 2.4%
American Apparel, Inc.*	5,122	18,644
Cherokee, Inc.	855	16,946
G-III Apparel Group Ltd.*	2,193	25,197
Iconix Brand Group, Inc.*	6,919	106,414
Jones Apparel Group, Inc.	2,185	23,445
K-Swiss, Inc. Class A	1,205	10,242
Maidenform Brands, Inc.*	2,580	29,593
Movado Group, Inc.	6,892	72,642
Quiksilver, Inc.*	40,012	74,022
Skechers U.S.A., Inc. Class A*	6,854	66,964
Steven Madden Ltd.*	1,080	27,486
Timberland Co. Class A*	4,343	57,632
True Religion Apparel, Inc.*	3,199	71,338
UniFirst Corp.	2,045	76,013
Volcom, Inc.*	3,262	40,775
Weyco Group, Inc.	606	13,992

Total Textiles, Apparel & Luxury Goods		731,345

Thrifts & Mortgage Finance - 0.6%
Bank Mutual Corp.	1,346	11,737
Berkshire Hills Bancorp, Inc.	666	13,839
Brookline Bancorp, Inc.	1,105	10,299
Clifton Savings Bancorp, Inc.	304	3,271
Dime Community Bancshares	2,250	20,498
ESSA Bancorp, Inc.	399	5,454
First Financial Holdings, Inc.	1,046	9,832
Flushing Financial Corp.	1,420	13,277
OceanFirst Financial Corp.	894	10,701
Ocwen Financial Corp.*	2,569	33,320
Provident New York Bancorp	1,822	14,795
Roma Financial Corp.	328	4,179
ViewPoint Financial Group	323	4,919
Westfield Financial, Inc.	1,025	9,287
WSFS Financial Corp.	545	14,884

Total Thrifts & Mortgage Finance		180,292

Tobacco - 0.1%
Alliance One International, Inc.*	5,128	19,486

Trading Companies & Distributors - 2.2%
Aceto Corp.	1,513	10,092
Beacon Roofing Supply, Inc.*	1,821	26,332
DXP Enterprises, Inc.*	1,516	17,388
H&E Equipment Services, Inc.*	7,878	73,659
Houston Wire & Cable Co.	2,735	32,574
Interline Brands, Inc.*	4,375	59,850
Kaman Corp.	1,994	33,300
Lawson Products, Inc.	132	1,876
Rush Enterprises, Inc. Class A*	3,886	45,272
TAL International Group, Inc.	3,784	41,246
WESCO International, Inc.*	12,664	317,106

Total Trading Companies & Distributors		658,695

Water Utilities - 0.2%
American States Water Co.	780	27,019
Middlesex Water Co.	700	10,115
SJW Corp.	744	16,889
Southwest Water Co.	1,141	6,298

Total Water Utilities		60,321

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	905	18,362

TOTAL COMMON STOCKS (Cost: $31,568,346)		30,223,801

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $14,775)	14,775	14,775

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%
MONEY MARKET FUND - 4.0%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $1,219,031)(d)	1,219,031	1,219,031

TOTAL INVESTMENTS IN SECURITIES - 103.8% (Cost: $32,802,152)(e)		31,457,607
Liabilities in Excess of Cash and Other Assets - (3.8)%		(1,164,276)

NET ASSETS - 100.0%		$30,293,331

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $1,165,823 and the total market value of the collateral held by the Fund was $1,219,031.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings Top 100 Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 5.0%
Boeing Co. (The)	1,939	$82,408
General Dynamics Corp.	1,349	74,721
Honeywell International, Inc.	2,301	72,251
Northrop Grumman Corp.	1,520	69,434
Precision Castparts Corp.	1,253	91,507
Raytheon Co.	1,294	57,492
Rockwell Collins, Inc.	2,080	86,798

Total Aerospace & Defense		534,611

Capital Markets - 4.2%
Franklin Resources, Inc.	1,132	81,515
Goldman Sachs Group, Inc. (The)	1,893	279,104
TD Ameritrade Holding Corp.*	5,009	87,858

Total Capital Markets		448,477

Chemicals - 4.0%
Air Products & Chemicals, Inc.	1,422	91,847
Dow Chemical Co. (The)	4,466	72,081
E.I. Du Pont de Nemours & Co.	3,066	78,551
Mosaic Co. (The)	4,105	181,852

Total Chemicals		424,331

Computers & Peripherals - 1.7%
Dell, Inc.*	6,980	95,835
International Business Machines Corp.	782	81,657

Total Computers & Peripherals		177,492

Consumer Finance - 1.3%
Capital One Financial Corp.	2,669	58,398
Discover Financial Services	8,028	82,447

Total Consumer Finance		140,845

Diversified Financial Services - 0.7%
NYSE Euronext	2,620	71,395

Diversified Telecommunication Services - 1.0%
Qwest Communications International, Inc.	24,924	103,435

Electric Utilities - 0.7%
Edison International	2,218	69,778

Electronic Equipment, Instruments & Components - 4.9%
Agilent Technologies, Inc.*	3,982	80,874
Corning, Inc.	27,596	443,192

Total Electronic Equipment, Instruments & Components		524,066

Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	3,162	115,223
Diamond Offshore Drilling, Inc.	1,200	99,660
Halliburton Co.	4,273	88,451
National Oilwell Varco, Inc.*	3,980	129,987
Smith International, Inc.	3,046	78,435

Total Energy Equipment & Services		511,756

Food Products - 0.8%
Archer-Daniels-Midland Co.	3,042	81,434

Gas Utilities - 0.7%
Questar Corp.	2,323	72,152

Health Care Equipment & Supplies - 0.7%
Zimmer Holdings, Inc.*	1,748	74,465

Health Care Providers & Services - 5.4%
Aetna, Inc.	4,362	109,268
Cardinal Health, Inc.	2,115	64,613
Humana, Inc.*	2,595	83,715
McKesson Corp.	1,893	83,292
UnitedHealth Group, Inc.	3,590	89,678
WellPoint, Inc.*	2,765	140,711

Total Health Care Providers & Services		571,277

Household Durables - 0.7%
Fortune Brands, Inc.	2,109	73,267

Independent Power Producers & Energy Traders - 2.2%
AES Corp. (The)*	10,664	123,809
NRG Energy, Inc.*	4,379	113,679

Total Independent Power Producers & Energy Traders		237,488

Industrial Conglomerates - 0.5%
General Electric Co.	4,299	50,384

Insurance - 6.5%
Allstate Corp. (The)	3,314	80,862
Chubb Corp.	1,489	59,381
Loews Corp.	3,244	88,886
Metlife, Inc.	2,864	85,949
Prudential Financial, Inc.	5,519	205,417
Travelers Cos., Inc. (The)	1,877	77,032
Unum Group	6,047	95,905

Total Insurance		693,432

Internet Software & Services - 0.8%
eBay, Inc.*	4,935	84,537

Leisure Equipment & Products - 0.7%
Mattel, Inc.	4,710	75,596

Machinery - 7.2%
Caterpillar, Inc.	2,259	74,637
Cummins, Inc.	4,263	150,100
Deere & Co.	2,152	85,972
Dover Corp.	2,548	84,313
Eaton Corp.	2,214	98,767
Illinois Tool Works, Inc.	1,983	74,045
PACCAR, Inc.	2,578	83,811
Parker Hannifin Corp.	2,484	106,713

Total Machinery		758,358

Media - 7.2%
DISH Network Corp. Class A*	10,677	173,074
McGraw-Hill Cos., Inc. (The)	2,717	81,809
News Corp. Class A	18,161	165,447
Omnicom Group, Inc.	2,751	86,876
Time Warner, Inc.*	2,348	59,146
Viacom, Inc. Class B*	5,711	129,640
Walt Disney Co. (The)	2,884	67,284

Total Media		763,276

Metals & Mining - 7.9%
Alcoa, Inc.	13,172	136,067
Freeport-McMoRan Copper & Gold, Inc.	8,932	447,582
Nucor Corp.	2,786	123,782
Southern Copper Corp.	6,327	129,324

Total Metals & Mining		836,755

Multiline Retail - 0.7%
Target Corp.	1,852	73,098

Office Electronics - 0.9%
Xerox Corp.	14,891	96,494

Oil, Gas & Consumable Fuels - 19.1%
Anadarko Petroleum Corp.	2,022	91,779
Apache Corp.	1,578	113,853

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree Earnings Top 100 Fund

June 30, 2009

Investments	Shares	Value
Chesapeake Energy Corp.	6,346	$125,841
Chevron Corp.	1,248	82,680
ConocoPhillips	2,845	119,661
Devon Energy Corp.	1,417	77,227
El Paso Corp.	15,472	142,807
EOG Resources, Inc.	1,004	68,192
Exxon Mobil Corp.	1,102	77,041
Hess Corp.	2,292	123,195
Marathon Oil Corp.	5,425	163,455
Murphy Oil Corp.	2,992	162,525
Noble Energy, Inc.	1,918	113,104
Occidental Petroleum Corp.	1,989	130,896
Peabody Energy Corp.	3,795	114,457
Spectra Energy Corp.	5,058	85,581
Valero Energy Corp.	7,299	123,280
Williams Cos., Inc. (The)	6,754	105,430

Total Oil, Gas & Consumable Fuels		2,021,004

Paper & Forest Products - 1.1%
International Paper Co.	8,068	122,069

Pharmaceuticals - 0.8%
Forest Laboratories, Inc.*	3,343	83,943

Road & Rail - 0.6%
CSX Corp.	1,838	63,650

Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	3,437	85,169
Texas Instruments, Inc.	5,118	109,013

Total Semiconductors & Semiconductor Equipment		194,182

Software - 0.8%
Microsoft Corp.	3,430	81,531

Specialty Retail - 1.9%
Best Buy Co., Inc.	3,528	118,153
Gap, Inc. (The)	4,854	79,605

Total Specialty Retail		197,758

Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.*	3,843	103,300
VF Corp.	1,284	71,069

Total Textiles, Apparel & Luxury Goods		174,369

Tobacco - 0.9%
Altria Group, Inc.	5,637	92,390

TOTAL COMMON STOCKS (Cost: $11,655,228)		10,579,095

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $13,418)	13,418	13,418

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $11,668,646)(b)		10,592,513
Other Assets in Excess of Liabilities - 0.1%		7,580

NET ASSETS - 100.0%		$10,600,093

*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	430	$12,784
ITT Corp.	2,463	109,603
L-3 Communications Holdings, Inc.	1,376	95,467
Moog, Inc. Class A*	613	15,822
Northrop Grumman Corp.	5,121	233,927
Spirit Aerosystems Holdings, Inc. Class A*	3,036	41,715
Triumph Group, Inc.	287	11,480

Total Aerospace & Defense		520,798

Airlines - 0.1%
Allegiant Travel Co.*	95	3,766
Skywest, Inc.	884	9,017

Total Airlines		12,783

Beverages - 0.3%
Constellation Brands, Inc. Class A*	3,125	39,625
PepsiAmericas, Inc.	1,647	44,156

Total Beverages		83,781

Capital Markets - 0.7%
BlackRock, Inc.	729	127,881
Knight Capital Group, Inc. Class A*	1,013	17,272
Raymond James Financial, Inc.	1,381	23,767
Stifel Financial Corp.*	130	6,252

Total Capital Markets		175,172

Chemicals - 0.9%
Airgas, Inc.	933	37,814
H.B. Fuller Co.	961	18,038
Lubrizol Corp.	1,183	55,968
Olin Corp.	1,247	14,827
RPM International, Inc.	2,928	41,109
Scotts Miracle-Gro Co. (The) Class A	595	20,855
Sensient Technologies Corp.	439	9,908
Valspar Corp.	856	19,286

Total Chemicals		217,805

Commercial Banks - 0.6%
Bancorpsouth, Inc.	660	13,550
BOK Financial Corp.	541	20,380
First Citizens BancShares, Inc. Class A	77	10,291
Iberiabank Corp.	103	4,059
M&T Bank Corp.(a)	1,388	70,691
Trustmark Corp.	554	10,703
UMB Financial Corp.	258	9,807
WesBanco, Inc.	199	2,893

Total Commercial Banks		142,374

Commercial Services & Supplies - 0.3%
ABM Industries, Inc.	464	8,384
Cintas Corp.	1,422	32,479
Tetra Tech, Inc.*	328	9,397
United Stationers, Inc.*	392	13,673

Total Commercial Services & Supplies		63,933

Communications Equipment - 0.2%
Arris Group, Inc.*	1,431	17,401
Plantronics, Inc.	797	15,071
Tekelec*	501	8,432
Tellabs, Inc.*	2,448	14,027

Total Communications Equipment		54,931

Computers & Peripherals - 5.2%
Hewlett-Packard Co.	29,671	1,146,784
Lexmark International, Inc. Class A*	2,397	37,992
Synaptics, Inc.*(a)	161	6,223
Western Digital Corp.*	4,814	127,571

Total Computers & Peripherals		1,318,570

Construction & Engineering - 0.7%
Aecom Technology Corp.*	686	21,952
EMCOR Group, Inc.*	1,289	25,935
Granite Construction, Inc.	341	11,348
Insituform Technologies, Inc. Class A*	168	2,851
KBR, Inc.	2,461	45,381
MasTec, Inc.*	604	7,079
Quanta Services, Inc.*	953	22,043
URS Corp.*	622	30,801

Total Construction & Engineering		167,390

Consumer Finance - 0.1%
AmeriCredit Corp.*	1,035	14,024

Containers & Packaging - 0.7%
Ball Corp.	967	43,670
Bemis Co., Inc.	923	23,259
Rock-Tenn Co. Class A	599	22,858
Sealed Air Corp.	2,229	41,125
Silgan Holdings, Inc.	310	15,199
Sonoco Products Co.	1,482	35,494

Total Containers & Packaging		181,605

Distributors - 0.2%
Genuine Parts Co.	1,785	59,905

Diversified Consumer Services - 0.1%
Career Education Corp.*	358	8,911
Corinthian Colleges, Inc.*	224	3,792
Regis Corp.	588	10,237

Total Diversified Consumer Services		22,940

Diversified Financial Services - 0.0%
Interactive Brokers Group, Inc. Class A*	652	10,126

Diversified Telecommunication Services - 3.7%
CenturyTel, Inc.	1,421	43,624
Verizon Communications, Inc.	28,427	873,562

Total Diversified Telecommunication Services		917,186

Electric Utilities - 3.1%
ALLETE, Inc.	321	9,229
American Electric Power Co., Inc.	4,909	141,821
Cleco Corp.	485	10,874
Duke Energy Corp.	11,024	160,840
Edison International	4,752	149,498
El Paso Electric Co.*	590	8,236
Hawaiian Electric Industries, Inc.	1,026	19,556
IDACORP, Inc.	441	11,528
MGE Energy, Inc.	164	5,502
Northeast Utilities	1,513	33,755
NV Energy, Inc.	2,573	27,763
Pepco Holdings, Inc.	3,771	50,682
Pinnacle West Capital Corp.	1,076	32,441
Portland General Electric Co.	518	10,091
Progress Energy, Inc.	2,409	91,132
Unisource Energy Corp.	95	2,521
Westar Energy, Inc.	951	17,850

Total Electric Utilities		783,319

Electrical Equipment - 0.4%
A.O. Smith Corp.	405	13,191
Baldor Electric Co.	748	17,795

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Value Fund

June 30, 2009

Investments	Shares	Value
Hubbell, Inc. Class B	975	$31,257
Regal-Beloit Corp.	486	19,304
Thomas & Betts Corp.*	617	17,807

Total Electrical Equipment		99,354

Electronic Equipment, Instruments & Components - 1.4%
Anixter International, Inc.*	895	33,643
Arrow Electronics, Inc.*	3,055	64,888
Avnet, Inc.*	3,743	78,715
Benchmark Electronics, Inc.*	1,078	15,523
Ingram Micro, Inc. Class A*	3,232	56,560
Jabil Circuit, Inc.	2,797	20,754
Molex, Inc.	2,002	31,131
Tech Data Corp.*	704	23,028
Vishay Intertechnology, Inc.*	3,715	25,225

Total Electronic Equipment, Instruments & Components		349,467

Energy Equipment & Services - 0.1%
SEACOR Holdings, Inc.*	428	32,203

Food & Staples Retailing - 9.9%
BJ’s Wholesale Club, Inc.*	497	16,018
Casey’s General Stores, Inc.	357	9,171
CVS Caremark Corp.	13,379	426,389
Kroger Co. (The)	6,936	152,939
Ruddick Corp.	509	11,926
Safeway, Inc.	5,439	110,793
SUPERVALU, Inc.	6,162	79,798
United Natural Foods, Inc.*	313	8,216
Walgreen Co.	8,968	263,659
Wal-Mart Stores, Inc.	28,866	1,398,269

Total Food & Staples Retailing		2,477,178

Food Products - 3.6%
American Italian Pasta Co. Class A*(a)	135	3,934
Archer-Daniels-Midland Co.	10,638	284,779
ConAgra Foods, Inc.	4,051	77,212
Corn Products International, Inc.	1,501	40,212
Del Monte Foods Co.	1,930	18,103
Hormel Foods Corp.	996	34,402
Kraft Foods, Inc. Class A	16,365	414,689
Lancaster Colony Corp.	171	7,536
Ralcorp Holdings, Inc.*	426	25,952
Tootsie Roll Industries, Inc.	210	4,765
TreeHouse Foods, Inc.*	161	4,632

Total Food Products		916,216

Gas Utilities - 0.8%
AGL Resources, Inc.	925	29,415
Atmos Energy Corp.	864	21,635
Laclede Group, Inc. (The)	187	6,195
New Jersey Resources Corp.	325	12,038
Nicor, Inc.	392	13,571
Northwest Natural Gas Co.	224	9,928
Oneok, Inc.	1,545	45,562
Piedmont Natural Gas Co., Inc.	454	10,946
South Jersey Industries, Inc.	250	8,723
Southwest Gas Corp.	316	7,018
UGI Corp.	1,062	27,070
WGL Holdings, Inc.	404	12,936

Total Gas Utilities		205,037

Health Care Equipment & Supplies - 0.2%
Cooper Cos., Inc. (The)	364	9,002
STERIS Corp.	610	15,909
Teleflex, Inc.	452	20,263

Total Health Care Equipment & Supplies		45,174

Health Care Providers & Services - 8.7%
Aetna, Inc.	6,373	159,644
Amedisys, Inc.*	367	12,118
AMERIGROUP Corp.*	761	20,433
AmerisourceBergen Corp.	3,263	57,886
Cardinal Health, Inc.	4,840	147,862
Catalyst Health Solutions, Inc.*	294	7,332
Centene Corp.*	515	10,290
Chemed Corp.	193	7,620
Community Health Systems, Inc.*	1,647	41,587
DaVita, Inc.*	900	44,514
Health Net, Inc.*	2,268	35,267
Henry Schein, Inc.*	782	37,497
Humana, Inc.*	2,809	90,618
LifePoint Hospitals, Inc.*	822	21,577
Lincare Holdings, Inc.*	1,232	28,977
Magellan Health Services, Inc.*	280	9,190
McKesson Corp.	4,125	181,500
Medco Health Solutions, Inc.*	2,873	131,038
Omnicare, Inc.	1,311	33,771
Owens & Minor, Inc.	305	13,365
PSS World Medical, Inc.*	459	8,496
Quest Diagnostics, Inc.	1,497	84,476
UnitedHealth Group, Inc.	22,684	566,646
Universal Health Services, Inc. Class B	614	29,994
WellPoint, Inc.*	7,724	393,074

Total Health Care Providers & Services		2,174,772

Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc.	596	9,453
Cerner Corp.*	588	36,626

Total Health Care Technology		46,079

Hotels, Restaurants & Leisure - 0.4%
Bob Evans Farms, Inc.	355	10,203
Brinker International, Inc.	1,215	20,691
Buffalo Wild Wings, Inc.*	86	2,797
Burger King Holdings, Inc.	927	16,009
Darden Restaurants, Inc.	1,316	43,402
Jack In The Box, Inc.*	594	13,335
Panera Bread Co. Class A*	152	7,579

Total Hotels, Restaurants & Leisure		114,016

Household Durables - 0.4%
Jarden Corp.*	2,469	46,294
Leggett & Platt, Inc.	1,325	20,180
Stanley Works (The)	1,217	41,183

Total Household Durables		107,657

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	976	23,463

Insurance - 3.9%
American Financial Group, Inc.	1,432	30,903
AON Corp.	2,556	96,796
Chubb Corp.	4,809	191,783
Hanover Insurance Group, Inc. (The)	326	12,424
HCC Insurance Holdings, Inc.	1,385	33,254
Marsh & McLennan Cos., Inc.	4,634	93,282
Navigators Group, Inc.*	123	5,465
Reinsurance Group of America, Inc.	687	23,983
RLI Corp.	182	8,154
Selective Insurance Group, Inc.	507	6,474
StanCorp Financial Group, Inc.	814	23,346
Tower Group, Inc.	269	6,666

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Value Fund

June 30, 2009

Investments	Shares	Value
Transatlantic Holdings, Inc.	292	$12,652
Travelers Cos., Inc. (The)	8,177	335,584
Unum Group	5,122	81,235
W.R. Berkley Corp.	1,084	23,273

Total Insurance		985,274

Internet Software & Services - 0.1%
Earthlink, Inc.*	5,032	37,287

IT Services - 1.3%
Affiliated Computer Services, Inc. Class A*	796	35,358
Broadridge Financial Solutions, Inc.	1,192	19,764
CACI International, Inc. Class A*	268	11,446
Computer Sciences Corp.*	2,868	127,053
Convergys Corp.*	3,941	36,573
ManTech International Corp. Class A*	245	10,545
MAXIMUS, Inc.	201	8,291
Perot Systems Corp. Class A*	995	14,258
SAIC, Inc.*	2,675	49,621
SRA International, Inc. Class A*	484	8,499

Total IT Services		321,408

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	1,379	33,427

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A*	190	14,341

Machinery - 1.7%
Briggs & Stratton Corp.	333	4,442
Cummins, Inc.	3,599	126,721
Dover Corp.	3,124	103,373
Gardner Denver, Inc.*	1,007	25,346
Kennametal, Inc.	1,336	25,624
Mueller Industries, Inc.	439	9,131
Pentair, Inc.	1,230	31,513
Timken Co.	2,541	43,400
Trinity Industries, Inc.	3,443	46,894
Watts Water Technologies, Inc. Class A	435	9,370

Total Machinery		425,814

Media - 6.8%
Interactive Data Corp.	656	15,180
Time Warner, Inc.*	67,673	1,704,683

Total Media		1,719,863

Metals & Mining - 0.5%
Reliance Steel & Aluminum Co.	2,077	79,736
Schnitzer Steel Industries, Inc. Class A	665	35,152

Total Metals & Mining		114,888

Multiline Retail - 2.4%
Big Lots, Inc.*	838	17,623
Dollar Tree, Inc.*	595	25,049
Family Dollar Stores, Inc.	842	23,829
J.C. Penney Co., Inc.	3,292	94,513
Kohl’s Corp.*	2,422	103,541
Sears Holdings Corp.*	818	54,413
Target Corp.	7,400	292,078

Total Multiline Retail		611,046

Multi-Utilities - 3.5%
Alliant Energy Corp.	1,278	33,394
Ameren Corp.	2,703	67,278
Avista Corp.	511	9,101
Centerpoint Energy, Inc.	4,838	53,605
CH Energy Group, Inc.	87	4,063
Consolidated Edison, Inc.	1,732	64,811
Integrys Energy Group, Inc.	565	16,944
MDU Resources Group, Inc.	3,000	56,910
NiSource, Inc.	3,818	44,518
NorthWestern Corp.	332	7,556
NSTAR	836	26,844
OGE Energy Corp.	1,264	35,797
PG&E Corp.	3,599	138,346
SCANA Corp.	1,328	43,120
Sempra Energy	2,741	136,036
TECO Energy, Inc.	1,568	18,706
Vectren Corp.	709	16,612
Wisconsin Energy Corp.	990	40,303
Xcel Energy, Inc.	3,879	71,412

Total Multi-Utilities		885,356

Oil, Gas & Consumable Fuels - 24.2%
Chevron Corp.	37,735	2,499,944
CNX Gas Corp.*	1,160	30,473
ConocoPhillips	45,954	1,932,825
Hess Corp.	5,039	270,846
Holly Corp.	705	12,676
Marathon Oil Corp.	21,611	651,139
Murphy Oil Corp.	4,405	239,280
Southern Union Co.	1,961	36,063
Sunoco, Inc.	4,386	101,755
Tesoro Corp.	1,796	22,863
Valero Energy Corp.	16,014	270,476
World Fuel Services Corp.	407	16,781

Total Oil, Gas & Consumable Fuels		6,085,121

Personal Products - 0.1%
NBTY, Inc.*	1,071	30,116

Pharmaceuticals - 1.6%
King Pharmaceuticals, Inc.*	5,038	48,516
Mylan, Inc.*	2,786	36,357
Schering-Plough Corp.	9,031	226,859
Watson Pharmaceuticals, Inc.*	2,934	98,846

Total Pharmaceuticals		410,578

Professional Services - 0.2%
Manpower, Inc.	1,333	56,439
Resources Connection, Inc.*	354	6,078

Total Professional Services		62,517

Road & Rail - 0.2%
Old Dominion Freight Line, Inc.*	330	11,078
Ryder System, Inc.	1,083	30,237
Werner Enterprises, Inc.	540	9,785

Total Road & Rail		51,100

Semiconductors & Semiconductor Equipment - 0.1%
Skyworks Solutions, Inc.*	1,681	16,440

Software - 0.1%
Compuware Corp.*	2,517	17,267
Quest Software, Inc.*	614	8,559

Total Software		25,826

Specialty Retail - 5.9%
Aaron’s, Inc.	338	10,079
Advance Auto Parts, Inc.	670	27,798
Autonation, Inc.*	3,935	68,272
Barnes & Noble, Inc.	552	11,388
Bed Bath & Beyond, Inc.*	2,152	66,174
Best Buy Co., Inc.	3,794	127,061
Buckle, Inc. (The)(a)	374	11,882
Collective Brands, Inc.*	1,148	16,726
Foot Locker, Inc.	521	5,455
Gap, Inc. (The)	8,499	139,384

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree LargeCap Value Fund

June 30, 2009

Investments	Shares	Value
Home Depot, Inc.	16,443	$388,548
Lowe’s Cos., Inc.	13,826	268,363
Men’s Wearhouse, Inc. (The)	417	7,998
O’Reilly Automotive, Inc.*	667	25,399
PetSmart, Inc.	1,061	22,769
RadioShack Corp.	2,529	35,305
Rent-A-Center, Inc.*	800	14,264
Ross Stores, Inc.	952	36,747
Sherwin-Williams Co. (The)	1,174	63,103
Staples, Inc.	6,123	123,501
Tractor Supply Co.*	271	11,198

Total Specialty Retail		1,481,414

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.*	514	12,650
Fossil, Inc.*	1,007	24,249
Phillips-Van Heusen Corp.	447	12,824
Polo Ralph Lauren Corp.	1,299	69,548
VF Corp.	1,313	72,675

Total Textiles, Apparel & Luxury Goods		191,946

Tobacco - 0.1%
Universal Corp.	465	15,396

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	608	11,978
Beacon Roofing Supply, Inc.*	510	7,375
W.W. Grainger, Inc.	780	63,866
Watsco, Inc.	191	9,346
WESCO International, Inc.*	1,335	33,428

Total Trading Companies & Distributors		125,993

Wireless Telecommunication Services - 0.3%
Syniverse Holdings, Inc.*	567	9,089
Telephone & Data Systems, Inc.	2,186	61,864

Total Wireless Telecommunication Services		70,953

TOTAL COMMON STOCKS (Cost: $26,323,694)		25,053,362

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $18,113)	18,113	18,113

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
MONEY MARKET FUND - 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.47%(c) (Cost: $90,002)(d)	90,002	90,002

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $26,431,809)(e)		25,161,477
Liabilities in Excess of Cash and Other Assets - (0.2)%		(44,616)

NET ASSETS - 100.0%		$25,116,861

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2009.

(c)	Interest rates shown reflect yields as of June 30, 2009.

(d)	At June 30, 2009, the total market value of the Fund’s securities on loan was $88,009 and the total market value of the collateral held by the Fund was $90,002.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd.	59,967	$1,645,478

Auto Components - 0.5%
Amtek Auto Ltd.	486,594	1,232,102
Bharat Forge Ltd.	147,565	444,035
Exide Industries Ltd.	119,572	173,474

Total Auto Components		1,849,611

Automobiles - 3.7%
Hero Honda Motors Ltd.	146,649	4,278,398
Mahindra & Mahindra Ltd.	413,209	5,962,441
Maruti Suzuki India Ltd.	173,778	3,877,674

Total Automobiles		14,118,513

Beverages - 0.3%
United Spirits Ltd.	55,944	1,017,981

Biotechnology - 0.2%
Biocon Ltd.	161,348	737,947

Chemicals - 1.0%
Asian Paints Ltd.	55,013	1,364,042
Castrol India Ltd.	19,834	154,308
Gujarat Flourochemicals	75,725	198,461
Pidilite Industries Ltd.	16,840	40,514
Sterling Biotech Ltd.	92,882	223,068
Tata Chemicals Ltd.	263,808	1,196,925
United Phosphorus Ltd.	261,368	778,839

Total Chemicals		3,956,157

Commercial Banks - 8.5%
Axis Bank Ltd.	223,206	3,877,741
Bank of India	404,029	2,974,237
Canara Bank	558,442	3,060,036
Corp. Bank	196,611	1,360,127
HDFC Bank Ltd.	174,049	5,424,930
ICICI Bank Ltd.	864,945	13,039,626
IDBI Bank Ltd.	538,496	1,235,376
Syndicate Bank	781,496	1,168,859
Yes Bank Ltd.*	199,269	619,167

Total Commercial Banks		32,760,099

Construction & Engineering - 2.8%
Gammon India Ltd.	20,199	76,740
GMR Infrastructure Ltd.*	122,228	361,926
Hindustan Construction Co.	63,433	137,446
IVRCL Infrastructures & Projects Ltd.	309,844	2,213,310
Lanco Infratech Ltd.*	206,694	1,545,081
Larsen & Toubro Ltd.	135,434	4,432,386
Nagarjuna Construction Co.	314,506	884,004
Punj Lloyd Ltd.	97,748	427,781
Voltas Ltd.*	186,699	487,549

Total Construction & Engineering		10,566,223

Construction Materials - 3.4%
ACC Ltd.	183,423	2,931,973
Ambuja Cements Ltd.	2,749,046	5,021,220
Birla Corp., Ltd.	192,652	830,247
Century Textile & Industries Ltd.	51,908	427,031
India Cements Ltd.	589,388	1,611,728
Ultratech Cement Ltd.	142,422	2,050,187

Total Construction Materials		12,872,386

Diversified Financial Services - 2.9%
Bajaj Holdings And Investment Ltd.	83,895	641,493
IFCI Ltd.*	3,727,822	4,073,719
Indiabulls Financial Services Ltd.	653,927	2,732,147
Power Finance Corp., Ltd.	329,923	1,336,427
Reliance Capital Ltd.	128,749	2,417,756

Total Diversified Financial Services		11,201,542

Diversified Telecommunication Services - 0.2%
Mahanagar Telephone Nigam	458,679	933,061

Electric Utilities - 2.7%
CESC Ltd.	173,448	1,000,571
Power Grid Corp. of India Ltd.	596,591	1,362,427
Reliance Infrastructure Ltd.	202,381	5,055,617
Tata Power Co., Ltd.	114,966	2,760,696

Total Electric Utilities		10,179,311

Electrical Equipment - 2.1%
ABB Ltd./India	40,911	664,756
Bharat Heavy Electricals Ltd.	128,958	5,933,199
Crompton Greaves Ltd.	135,718	827,538
Suzlon Energy Ltd.	352,807	764,090

Total Electrical Equipment		8,189,583

Energy Equipment & Services - 0.0%
Aban Offshore Ltd.	3,120	58,277

Food Products - 1.1%
Nestle India Ltd.	19,874	830,389
Tata Tea Ltd.	225,007	3,387,200

Total Food Products		4,217,589

Gas Utilities - 1.1%
GAIL India Ltd.	732,406	4,408,502

Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	45,905	548,982

Hotels, Restaurants & Leisure - 0.4%
EIH Ltd.	136,213	357,842
Hotel Leela Venture Ltd.	397,279	265,378
Indian Hotels Co., Ltd.	538,817	742,905

Total Hotels, Restaurants & Leisure		1,366,125

Household Durables - 0.2%
Videocon Industries Ltd.	220,482	822,004

Household Products - 1.7%
Hindustan Unilever Ltd.	1,187,790	6,632,582

Independent Power Producers & Energy Traders - 1.7%
BF Utilities Ltd.*	4,421	74,554
Neyveli Lignite Corp., Ltd.	245,836	622,223
NTPC Ltd.	1,419,924	5,781,363
Reliance Natural Resources Ltd.*	51,666	90,487
Reliance Power Ltd.*	8,519	29,787

Total Independent Power Producers & Energy Traders		6,598,414

Industrial Conglomerates - 1.0%
Aditya Birla Nuvo Ltd.	13,873	250,644
Jaiprakash Associates Ltd.	640,074	2,734,394
Siemens India Ltd.	98,530	970,388

Total Industrial Conglomerates		3,955,426

IT Services - 11.8%
GTL Ltd.*	260,606	1,665,746
HCL Technologies Ltd.	369,930	1,435,935
HCL-Infosystems Ltd.	432,135	1,051,359
Infosys Technologies Ltd.	729,725	27,060,984

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree India Earnings Fund

June 30, 2009

Investments	Shares	Value
Mphasis Ltd.	158,930	$1,284,412
Patni Computer Systems Ltd.	399,468	2,170,995
Tata Consultancy Services Ltd.	786,279	6,398,723
Tech Mahindra Ltd.	22,385	342,095
Wipro Ltd.	510,873	4,030,570

Total IT Services		45,440,819

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	24,824	577,240

Machinery - 1.6%
Ashok Leyland Ltd.	2,155,217	1,345,183
BEML Ltd.	24,976	557,678
Cummins India Ltd.	86,108	499,967
Lakshmi Machine Works Ltd.	3,350	66,497
Tata Motors Ltd.*	522,943	3,173,900
Thermax Ltd.	44,935	378,531

Total Machinery		6,021,756

Marine - 0.3%
Shipping Corp. of India Ltd.	427,005	1,108,404

Media - 0.3%
Deccan Chronicle Holdings Ltd.	103,655	160,876
Sun TV Network Ltd.	28,510	139,351
Zee Entertainment Enterprises Ltd.	252,054	932,607
Zee News Ltd.	81,898	69,324

Total Media		1,302,158

Metals & Mining - 8.8%
Hindalco Industries Ltd.	1,515,153	2,734,265
Hindustan Zinc Ltd.	145,172	1,825,825
Jindal Steel & Power Ltd.	113,099	5,880,534
JSW Steel Ltd.	185,034	2,375,450
Maharashtra Seamless Ltd.	62,165	336,357
National Aluminium Co., Ltd.	162,873	1,040,544
Sesa Goa Ltd.	936,481	3,569,595
Steel Authority of India Ltd.	2,302,197	7,263,899
Sterlite Industries India Ltd.	699,122	8,858,512

Total Metals & Mining		33,884,981

Oil, Gas & Consumable Fuels - 26.1%
Bharat Petroleum Corp., Ltd.	373,701	3,355,157
Chennai Petroleum Corp., Ltd.	92,546	331,991
Great Eastern Shipping Co., Ltd. (The)	326,994	1,712,956
Hindustan Petroleum Corp., Ltd.	423,407	2,642,703
Indian Oil Corp., Ltd.	556,842	6,182,161
Mangalore Refinery & Petrochemicals Ltd.	765,604	1,313,697
Oil & Natural Gas Corp., Ltd.	947,511	21,110,082
Petronet Lng Ltd.	643,459	943,597
Reliance Industries Ltd.	1,488,466	62,869,472

Total Oil, Gas & Consumable Fuels		100,461,816

Paper & Forest Products - 0.1%
Ballarpur Industries Ltd.	473,805	198,799

Personal Products - 0.3%
Colgate-Palmolive India Ltd.	33,091	417,946
Dabur India Ltd.	229,534	602,285
Godrej Consumer Products Ltd.	30,037	103,551
Marico Ltd.	138,909	211,821

Total Personal Products		1,335,603

Pharmaceuticals - 3.1%
Aurobindo Pharma Ltd.	97,069	943,538
Cadila Healthcare Ltd.	42,718	337,517
Cipla Ltd./India	398,417	2,107,064
Dr.Reddys Laboratories Ltd.	125,127	2,036,954
GlaxoSmithKline Pharmaceuticals Ltd.	37,916	949,542
Glenmark Pharmaceuticals Ltd.	126,726	573,250
Jubilant Organosys Ltd.	76,446	263,943
Lupin Ltd.	47,046	801,564
Piramal Healthcare Ltd.	92,660	602,421
Ranbaxy Laboratories Ltd.	166,212	849,536
Sun Pharmaceutical Industries Ltd.	90,580	2,062,040
Wockhardt Ltd.*	110,821	315,194

Total Pharmaceuticals		11,842,563

Real Estate Management & Development - 2.6%
DLF Ltd.	658,601	4,272,898
Housing Development & Infrastructure Ltd.	740,085	3,610,435
Indiabulls Real Estate Ltd.	387,021	1,578,218
Mahindra Lifespace Developers Ltd.	12,887	72,700
Parsvnath Developers Ltd.	223,827	391,306

Total Real Estate Management & Development		9,925,557

Road & Rail - 0.2%
Container Corp. of India	42,060	856,916

Software - 0.6%
Financial Technologies India Ltd.	90,412	2,463,517

Textiles, Apparel & Luxury Goods - 0.0%
Titan Industries Ltd.	7,324	179,442

Tobacco - 1.3%
ITC Ltd.	1,222,457	4,867,627

Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	49,342	844,906

Transportation Infrastructure - 0.1%
Mundra Port And Special Economic Zone Ltd.	18,074	227,920

Wireless Telecommunication Services - 6.3%
Bharti Airtel Ltd.	826,920	13,846,444
Idea Cellular Ltd.*	936,993	1,394,585
Reliance Communications Ltd.	1,458,495	8,812,470

Total Wireless Telecommunication Services		24,053,499

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $395,788,740)(a)		384,229,316
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		220,494

NET ASSETS - 100.0%		$384,449,810

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund

June 30, 2009

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 0.5%
ITT Corp.	1,422	$63,279
TransDigm Group, Inc.*	308	11,150

Total Aerospace & Defense		74,429

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	505	26,336

Airlines - 0.0%
Allegiant Travel Co. Class A*	47	1,863

Beverages - 0.0%
Hansen Natural Corp.*	203	6,256

Biotechnology - 4.6%
Amgen, Inc.*	7,000	370,580
Biogen Idec, Inc.*	1,114	50,297
Celgene Corp.*	966	46,213
Cephalon, Inc.*	432	24,473
Cubist Pharmaceuticals, Inc.*	667	12,226
Genzyme Corp.*	997	55,503
Gilead Sciences, Inc.*	3,160	148,014
OSI Pharmaceuticals, Inc.*	977	27,581
United Therapeutics Corp.*	124	10,333

Total Biotechnology		745,220

Capital Markets - 0.1%
Knight Capital Group, Inc. Class A*	555	9,462
Stifel Financial Corp.*	73	3,511

Total Capital Markets		12,973

Chemicals - 3.2%
Calgon Carbon Corp.*	100	1,389
CF Industries Holdings, Inc.	745	55,234
FMC Corp.	577	27,292
Monsanto Co.	1,950	144,963
Mosaic Co. (The)	5,186	229,740
Olin Corp.	697	8,287
OM Group, Inc.*	432	12,537
Terra Industries, Inc.	1,564	37,880

Total Chemicals		517,322

Commercial Banks - 0.1%
First Financial Bankshares, Inc.	74	3,727
Signature Bank*	106	2,875
UMB Financial Corp.	139	5,283
WesBanco, Inc.	123	1,788

Total Commercial Banks		13,673

Commercial Services & Supplies - 0.2%
ABM Industries, Inc.	259	4,680
Copart, Inc.*	344	11,927
Rollins, Inc.	271	4,691
Stericycle, Inc.*	214	11,027
Tetra Tech, Inc.*	199	5,701

Total Commercial Services & Supplies		38,026

Communications Equipment - 2.2%
Arris Group, Inc.*	643	7,819
Brocade Communications Systems, Inc.*	4,693	36,699
CommScope, Inc.*	934	24,527
F5 Networks, Inc.*	218	7,541
Harmonic, Inc.*	743	4,376
InterDigital, Inc.*	41	1,002
Juniper Networks, Inc.*	2,042	48,191
Polycom, Inc.*	401	8,128
QUALCOMM, Inc.	4,680	211,536
Riverbed Technology, Inc.*	98	2,273
Tekelec*	287	4,830

Total Communications Equipment		356,922

Computers & Peripherals - 3.6%
Apple, Inc.*	2,749	391,539
EMC Corp.*	9,169	120,114
QLogic Corp.*	704	8,927
Synaptics, Inc.*	81	3,131
Western Digital Corp.*	2,589	68,609

Total Computers & Peripherals		592,320

Construction & Engineering - 1.1%
Aecom Technology Corp.*	403	12,896
EMCOR Group, Inc.*	715	14,386
Fluor Corp.	1,115	57,189
Granite Construction, Inc.	186	6,190
Insituform Technologies, Inc. Class A*	88	1,493
Jacobs Engineering Group, Inc.*	657	27,653
KBR, Inc.	1,311	24,175
MasTec, Inc.*	390	4,571
Quanta Services, Inc.*	479	11,079
URS Corp.*	350	17,332

Total Construction & Engineering		176,964

Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	323	12,326
Silgan Holdings, Inc.	197	9,659

Total Containers & Packaging		21,985

Distributors - 0.1%
LKQ Corp.*	459	7,551

Diversified Consumer Services - 0.7%
American Public Education, Inc.*	28	1,109
Apollo Group, Inc. Class A*	535	38,050
Capella Education Co.*	39	2,338
Career Education Corp.*	242	6,023
Coinstar, Inc.*	37	988
Corinthian Colleges, Inc.*	153	2,590
DeVry, Inc.	212	10,608
H&R Block, Inc.	2,149	37,028
ITT Educational Services, Inc.*	131	13,186
Strayer Education, Inc.	30	6,543

Total Diversified Consumer Services		118,463

Diversified Financial Services - 0.2%
IntercontinentalExchange, Inc.*	255	29,131

Electric Utilities - 0.1%
ITC Holdings Corp.	176	7,983
Unisource Energy Corp.	65	1,725

Total Electric Utilities		9,708

Electrical Equipment - 0.5%
Ametek, Inc.	561	19,399
First Solar, Inc.*	170	27,560
GrafTech International Ltd.*	1,947	22,021
Regal-Beloit Corp.	244	9,692
Sunpower Corp. Class A*	252	6,713

Total Electrical Equipment		85,385

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	960	30,374
Dolby Laboratories, Inc. Class A*	402	14,987

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund

June 30, 2009

Investments	Shares	Value
FLIR Systems, Inc.*	651	$14,687

Total Electronic Equipment, Instruments & Components		60,048

Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc.*	789	19,654
Diamond Offshore Drilling, Inc.	1,283	106,552
Dresser-Rand Group, Inc.*	480	12,528
Oil States International, Inc.*	1,150	27,842
SEACOR Holdings, Inc.*	249	18,735
Tidewater, Inc.	619	26,537

Total Energy Equipment & Services		211,848

Food & Staples Retailing - 6.1%
BJ’s Wholesale Club, Inc.*	302	9,733
Casey’s General Stores, Inc.	216	5,549
Kroger Co. (The)	4,297	94,749
United Natural Foods, Inc.*	183	4,804
Wal-Mart Stores, Inc.	18,279	885,435

Total Food & Staples Retailing		1,000,270

Food Products - 1.5%
American Italian Pasta Co. Class A*	104	3,031
Archer-Daniels-Midland Co.	6,851	183,401
Dean Foods Co.*	728	13,970
Flowers Foods, Inc.	354	7,731
Green Mountain Coffee Roasters, Inc.*	34	2,010
J.M. Smucker Co. (The)	457	22,238
Lancaster Colony Corp.	98	4,319
Lance, Inc.	63	1,457
TreeHouse Foods, Inc.*	110	3,165

Total Food Products		241,322

Gas Utilities - 0.8%
Atmos Energy Corp.	543	13,597
Laclede Group, Inc. (The)	130	4,307
National Fuel Gas Co.	725	26,158
New Jersey Resources Corp.	207	7,667
Nicor, Inc.	255	8,828
Piedmont Natural Gas Co., Inc.	298	7,185
Questar Corp.	1,542	47,894
UGI Corp.	640	16,314

Total Gas Utilities		131,950

Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	2,952	156,338
C.R. Bard, Inc.	444	33,056
Edwards Lifesciences Corp.*	179	12,177
Gen-Probe, Inc.*	139	5,974
Haemonetics Corp.*	87	4,959
Immucor, Inc.*	233	3,206
Intuitive Surgical, Inc.*	109	17,839
Masimo Corp.*	80	1,929
Resmed, Inc.*	226	9,205
St. Jude Medical, Inc.*	1,604	65,924
STERIS Corp.	345	8,998
Teleflex, Inc.	279	12,508
Thoratec Corp.*	59	1,580

Total Health Care Equipment & Supplies		333,693

Health Care Providers & Services - 1.8%
Amedisys, Inc.*	209	6,901
AMERIGROUP Corp.*	458	12,297
AmerisourceBergen Corp.	1,985	35,214
Catalyst Health Solutions, Inc.*	172	4,290
Centene Corp.*	299	5,974
Chemed Corp.	120	4,738
Community Health Systems, Inc.*	802	20,251
DaVita, Inc.*	606	29,973
HMS Holdings Corp.*	49	1,995
Magellan Health Services, Inc.*	181	5,940
Medco Health Solutions, Inc.*	1,778	81,094
Omnicare, Inc.	756	19,475
PSS World Medical, Inc.*	307	5,683
Quest Diagnostics, Inc.	912	51,464
VCA Antech, Inc.*	406	10,840

Total Health Care Providers & Services		296,129

Health Care Technology - 0.2%
Cerner Corp.*	328	20,432
Quality Systems, Inc.	63	3,588

Total Health Care Technology		24,020

Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc.*	345	10,322
Bob Evans Farms, Inc.	182	5,231
Buffalo Wild Wings, Inc.*	45	1,463
Darden Restaurants, Inc.	693	22,856
McDonald’s Corp.	5,135	295,212
Panera Bread Co. Class A*	85	4,238
Vail Resorts, Inc.*	243	6,517

Total Hotels, Restaurants & Leisure		345,839

Household Products - 0.1%
Church & Dwight Co., Inc.	280	15,207

Insurance - 0.4%
AON Corp.	1,595	60,403
Brown & Brown, Inc.	606	12,078

Total Insurance		72,481

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	530	44,340
NetFlix, Inc.*	128	5,292
priceline.com, Inc.*	148	16,509

Total Internet & Catalog Retail		66,141

Internet Software & Services - 2.3%
Akamai Technologies, Inc.*	504	9,667
Digital River, Inc.*	129	4,685
Earthlink, Inc.*	2,739	20,296
Google, Inc. Class A*	770	324,624
j2 Global Communications, Inc.*	204	4,602
VeriSign, Inc.*	693	12,807

Total Internet Software & Services		376,681

IT Services - 3.7%
Affiliated Computer Services, Inc. Class A*	489	21,721
Alliance Data Systems Corp.*	391	16,105
Broadridge Financial Solutions, Inc.	686	11,374
CACI International, Inc. Class A*	169	7,218
Cognizant Technology Solutions Corp. Class A*	1,287	34,363
Computer Sciences Corp.*	1,798	79,651
Cybersource Corp.*	51	780
Fidelity National Information Services, Inc.	822	16,407
Fiserv, Inc.*	775	35,418
Global Payments, Inc.	395	14,797
ManTech International Corp. Class A*	153	6,585
Mastercard, Inc. Class A	923	154,427
MAXIMUS, Inc.	128	5,280
Metavante Technologies, Inc.*	398	10,292
Visa, Inc. Class A	3,110	193,630

Total IT Services		608,048

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A*	120	9,058

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund

June 30, 2009

Investments	Shares	Value
Illumina, Inc.*	148	$5,763

Total Life Sciences Tools & Services		14,821

Machinery - 0.5%
Bucyrus International, Inc.	886	25,304
ESCO Technologies, Inc.*	75	3,360
Flowserve Corp.	509	35,533
Middleby Corp.*	110	4,831
Valmont Industries, Inc.	143	10,307

Total Machinery		79,335

Media - 2.1%
Comcast Corp. Class A	14,842	215,060
DIRECTV Group, Inc. (The)*	4,282	105,808
Marvel Entertainment, Inc.*	457	16,265

Total Media		337,133

Metals & Mining - 1.8%
Newmont Mining Corp.	1,543	63,062
Nucor Corp.	3,063	136,089
Schnitzer Steel Industries, Inc. Class A	302	15,964
Steel Dynamics, Inc.	2,678	39,447
Walter Energy, Inc.	1,173	42,510

Total Metals & Mining		297,072

Multiline Retail - 0.2%
Big Lots, Inc.*	417	8,770
Dollar Tree, Inc.*	376	15,829
Family Dollar Stores, Inc.	512	14,490

Total Multiline Retail		39,089

Multi-Utilities - 0.8%
Black Hills Corp.	145	3,334
CH Energy Group, Inc.	55	2,569
NorthWestern Corp.	220	5,007
NSTAR	528	16,954
PG&E Corp.	2,211	84,991
SCANA Corp.	783	25,424

Total Multi-Utilities		138,279

Oil, Gas & Consumable Fuels - 40.6%
Alpha Natural Resources, Inc.*	585	15,368
Anadarko Petroleum Corp.	5,341	242,428
Arena Resources, Inc.*	200	6,370
Bill Barrett Corp.*	304	8,348
Chevron Corp.	23,967	1,587,814
CNX Gas Corp.*	635	16,681
Comstock Resources, Inc.*	446	14,740
Concho Resources, Inc.*	725	20,800
Continental Resources, Inc.*	925	25,669
Denbury Resources, Inc.*	1,705	25,115
Encore Acquisition Co.*	1,047	32,300
EOG Resources, Inc.	2,832	192,349
Exxon Mobil Corp.	47,317	3,307,931
Hess Corp.	3,011	161,841
Massey Energy Co.	1,648	32,202
Murphy Oil Corp.	2,508	136,235
Noble Energy, Inc.	1,573	92,760
NuStar GP Holdings LLC	208	4,805
Occidental Petroleum Corp.	8,183	538,523
Peabody Energy Corp.	2,732	82,397
Range Resources Corp.	568	23,521
Southwestern Energy Co.*	1,058	41,103
Whiting Petroleum Corp.*	509	17,896
World Fuel Services Corp.	205	8,452

Total Oil, Gas & Consumable Fuels		6,635,648

Personal Products - 0.0%
Chattem, Inc.*	103	7,014

Pharmaceuticals - 5.7%
Abbott Laboratories	8,530	401,251
Allergan, Inc.	971	46,200
Bristol-Myers Squibb Co.	8,536	173,366
Endo Pharmaceuticals Holdings, Inc.*	1,007	18,045
Medicines Co. (The)*	78	654
Mylan, Inc./Pa*	1,562	20,384
Perrigo Co.	442	12,279
Schering-Plough Corp.	5,701	143,209
Sepracor, Inc.*	2,833	49,068
Valeant Pharmaceuticals International*	172	4,424
Watson Pharmaceuticals, Inc.*	1,929	64,988

Total Pharmaceuticals		933,868

Professional Services - 0.1%
CoStar Group, Inc.*	51	2,033
FTI Consulting, Inc.*	181	9,181
Huron Consulting Group, Inc.*	79	3,652

Total Professional Services		14,866

Real Estate Investment Trusts (REITs) - 0.3%
Corporate Office Properties Trust SBI MD	69	2,024
Digital Realty Trust, Inc.	56	2,008
Investors Real Estate Trust*	60	533
Public Storage	765	50,092

Total Real Estate Investment Trusts (REITs)		54,657

Road & Rail - 0.1%
Heartland Express, Inc.	296	4,357
Knight Transportation, Inc.	244	4,038

Total Road & Rail		8,395

Semiconductors & Semiconductor Equipment - 0.6%
Altera Corp.	1,399	22,775
Broadcom Corp. Class A*	1,325	32,846
Cree, Inc.*	76	2,234
Hittite Microwave Corp.*	109	3,788
ON Semiconductor Corp.*	2,709	18,584
Semtech Corp.*	192	3,055
Silicon Laboratories, Inc.*	116	4,401
Skyworks Solutions, Inc.*	925	9,047

Total Semiconductors & Semiconductor Equipment		96,730

Software - 4.2%
Aci Worldwide, Inc.*	119	1,661
Ansys, Inc.*	293	9,130
AsiaInfo Holdings, Inc.*	76	1,308
BMC Software, Inc.*	698	23,585
Compuware Corp.*	1,364	9,357
Concur Technologies, Inc.*	56	1,740
EPIQ Systems, Inc.*	70	1,075
FactSet Research Systems, Inc.	194	9,675
Intuit, Inc.*	1,160	32,666
Macrovision Solutions Corp.*	55	1,200
McAfee, Inc.*	398	16,792
Oracle Corp.	22,008	471,410
Quest Software, Inc.*	371	5,172
Red Hat, Inc.*	285	5,737
Salesforce.com, Inc.*	79	3,015
Solera Holdings, Inc.*	99	2,515
Sybase, Inc.*	326	10,217
Symantec Corp.*	3,171	49,341
Synopsys, Inc.*	667	13,013
TIBCO Software, Inc.*	554	3,972

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)(concluded)

WisdomTree LargeCap Growth Fund

June 30, 2009

Investments	Shares	Value
VMware, Inc. Class A*	675	$18,407

Total Software		690,988

Specialty Retail - 1.3%
Aaron’s, Inc.	180	5,368
Advance Auto Parts, Inc.	383	15,891
Aeropostale, Inc.*	336	11,515
Autozone, Inc.*	273	41,252
Best Buy Co., Inc.	2,224	74,481
Buckle, Inc. (The)	206	6,545
Gymboree Corp.*	225	7,983
O’Reilly Automotive, Inc.*	374	14,242
PetSmart, Inc.	570	12,232
Ross Stores, Inc.	545	21,037
Tractor Supply Co.*	140	5,785

Total Specialty Retail		216,331

Textiles, Apparel & Luxury Goods - 0.1%
Carter’s, Inc.*	268	6,595
Deckers Outdoor Corp.*	116	8,152
Lululemon Athletica, Inc.*	216	2,814

Total Textiles, Apparel & Luxury Goods		17,561

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial	106	4,063
Hudson City Bancorp, Inc.	2,430	32,294
NewAlliance Bancshares, Inc.	251	2,887
People’s United Financial, Inc.	805	12,107

Total Thrifts & Mortgage Finance		51,351

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc.*	253	3,658
W.W. Grainger, Inc.	429	35,127

Total Trading Companies & Distributors		38,785

Water Utilities - 0.1%
American States Water Co.	60	2,078
Aqua America, Inc.	354	6,337
California Water Service Group	74	2,726

Total Water Utilities		11,141

Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc.*	630	8,385
Syniverse Holdings, Inc.*	367	5,883

Total Wireless Telecommunication Services		14,268

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $15,315,714)(a)		16,315,537
Cash and Other Assets in Excess of Liabilities - 0.1%		10,830

NET ASSETS - 100.0%		$16,326,367

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of June 30, 2009, the Trust offered 51 investment funds (each a “Fund”, collectively, the “Funds”). Each Fund is considered to be non-diversified. The Funds described herein, commenced operations on June 16, 2006, with the exception of the international dividend sector funds, domestic earnings funds, Wisdom Tree International Real Estate Fund, Wisdom Tree Emerging Markets Equity Income Fund, Wisdom Tree Emerging Markets SmallCap Dividend Fund, Wisdom Tree India Earnings Fund, Wisdom Tree Middle East Dividend Fund and Wisdom Tree LargeCap Growth Fund which commenced operations on October 13, 2006, February 23, 2007, June 5, 2007, July 13, 2007, October 30, 2007, February 22, 2008, July 16, 2008 and December 4, 2008, respectively.

These notes relate to the schedule of investments for WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”), formerly the WisdomTree Dividend Top 100 Fund, WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”), WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”), WisdomTree Europe Total Dividend Fund (“Europe Total Dividend Fund”), WisdomTree Global Equity Income Fund (“Global Equity Income Fund”), formerly the WisdomTree Europe Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Total Dividend Fund (“Japan Total Dividend Fund”), WisdomTree World ex-U.S. Growth Fund (“World ex-U.S. Growth Fund”), formerly the WisdomTree Japan Equity Income Fund, WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan Equity Income Fund (“Pacific ex-Japan Equity Income Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”), formerly the WisdomTree International Dividend Top 100 Fund, WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), and WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Communications Sector Fund (“International Communications Sector Fund”), WisdomTree International Consumer Discretionary Sector Fund (“International Consumer Discretionary Sector Fund”), WisdomTree International Consumer Staples Sector Fund (“International Consumer Staples Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Financial Sector Fund (“International Financial Sector Fund”), WisdomTree International Health Care Sector Fund (“International Health Care Sector Fund”), WisdomTree International Industrial Sector Fund (“International Industrial Sector Fund”), WisdomTree International Technology Sector Fund (“International Technology Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”), WisdomTree International Real Estate Fund (“International Real Estate Fund”), WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree Earnings Top 100 Fund (“Earnings Top 100 Fund”), WisdomTree LargeCap Value Fund (“LargeCap Value Fund”), formerly the WisdomTree Low P/E Fund, WisdomTree India Earnings Fund (“India Earnings Fund”) and the WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is known, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the loss to be remote.

Investment Valuation - The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short term debt instruments, which may be used to manage a Fund’s cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Notes to Schedule of Investments (unaudited)(continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each funds assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$102,717,918	$—	$—
Money Market Fund	—	913,072	—

Total	$102,717,918	$913,072	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$120,722,348	$—	$—
Money Market Fund	—	1,548,860	—

Total	$120,722,348	$1,548,860	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$349,128,623	$—	$—
Money Market Fund	—	1,156,243	—

Total	$349,128,623	$1,156,243	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$123,187,145	$—	$—
Money Market Fund	—	591,082	—

Total	$123,187,145	$591,082	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$85,562,838	$—	$—
Money Market Fund	—	2,354,925	—

Total	$85,562,838	$2,354,925	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$91,399,089	$—	$—
Money Market Fund	—	5,826,179	—

Total	$91,399,089	$5,826,179	$—

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$52,716	$—	$—
Money Market Fund	—	48,649,547	—
Affiliated Mutual Funds	341,417,484	—	—

Total	$341,470,200	$48,649,547	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$118,526,568	$—	$—
Warrants	—	1,622	—
Money Market Fund	—	2,696,069	—

Total	$118,526,568	$2,697,691	$—

Europe Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$261,939,087	$—	$—
Rights		1,885	—
Warrants	—	268	—
Money Market Fund	—	2,428,062	—

Total	$261,939,087	$2,430,215	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,277,298	$—	$—
Warrants	—	623	—
Money Market Fund	—	340,410	—
Affiliated Mutual Funds	22,632,201	—	—

Total	$23,909,499	$341,033	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$17,076,366	$8,411	$—
Rights	31,232	—	—

Total	$17,107,598	$8,411	$—

Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$62,908,584	$—	$—

World ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$19,697,446	$—	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$76,282,561	$—	$—
Money Market Fund	—	2,221,057	—

Total	$76,282,561	$2,221,057	$—

Pacific ex-Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$101,918,780	$—	$—
Rights	—	1,619	—

Total	$101,918,780	$1,619	$—

Pacific ex-Japan Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$35,241,050	$—	$—
Rights	—	60,543	—
Money Market Fund	—	135,377	—

Total	$35,241,050	$195,920	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$90,070,686	$—	$—
Rights	948	—	—
Warrants	—	1,070	—
Money Market Fund	—	2,405,601	—

Total	$90,071,634	$2,406,671	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$120,697,058	$—	$—
Money Market Fund	—	3,252,163	—

Total	$120,697,058	$3,252,163	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$97,316,879	$—	$—
Rights	—	3,335	—
Money Market Fund	—	2,632,467	—

Total	$97,316,879	$2,635,802	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$309,705,659	$76,631	$—
Rights	103,758	99,404	—
Money Market Fund	—	5,535,141	—

Total	$309,809,417	$5,711,176	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$267,187,879	$—	$—
Warrants	—	1,714	—

Total	$267,187,879	$1,714	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$105,450,754	$—	$—
Warrants	—	2,004	—
Money Market Fund	—	792,020	—

Total	$105,450,754	$794,024	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$7,750,299	$—	$—
Money Market Fund	—	82,919	—

Total	$7,750,299	$82,919	$—

International Basic Materials Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$32,740,207	$—	$—
Rights	—	653	—
Money Market Fund	—	2,367,341	—

Total	$32,740,207	$2,367,994	$—

International Communications Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$18,577,482	$—	$—
Money Market Fund	—	22,837	—

Total	$18,577,482	$22,837	$—

International Consumer Discretionary Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,604,107	$—	$—
Rights	1,913	—	—
Money Market Fund	—	169,759	—

Total	$5,606,020	$169,759	$—

International Consumer Staples Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$10,921,201	$—	$—
Money Market Fund	—	174,005	—

Total	$10,921,201	$174,005	$—

International Energy Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$27,281,859	$—	$—
Money Market Fund	—	1,821,309	—

Total	$27,281,859	$1,821,309	$—

International Financial Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$11,235,955	$—	$—
Warrants	—	350	—
Money Market Fund	—	300,839	—

Total	$11,235,955	$301,189	$—

International Health Care Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$18,943,893	$—	$—
Money Market Fund	—	34,001	—

Total	$18,943,893	$34,001	$—

International Industrial Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$13,558,940	$—	$—
Rights	—	1,516	—
Money Market Fund	—	413,733	—

Total	$13,558,940	$415,249	$—

International Technology Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$8,063,131	$—	$—
Money Market Fund	—	18,254	—

Total	$8,063,131	$18,254	$—

International Utilities Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$24,565,054	$—	$—
Rights	—	1,874	—
Money Market Fund	—	1,465,829	—

Total	$24,565,054	$1,467,703	$—

International Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$48,461,438	$—	$—
Rights	—	43,835	—
Money Market Fund	—	432,851	—

Total	$48,461,438	$476,686	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$20,902,647	$—	$—
Money Market Fund	—	141,252	—

Total	$20,902,647	$141,252	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$47,933,779	$—	$—
Money Market Fund	—	135,730	—

Total	$47,933,779	$135,730	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$18,198,672	$—	$—
Money Market Fund	—	458,271	—

Total	$18,198,672	$458,271	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$30,223,801	$—	$—
Money Market Fund	—	1,233,806	—

Total	$30,223,801	$1,233,806	$—

Earnings Top 100 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$10,579,095	$—	$—
Money Market Fund	—	13,418	—

Total	$10,579,095	$13,418	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$25,053,362	$—	$—
Money Market Fund	—	108,115	—

Total	$25,053,362	$108,115	$—

India Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$384,229,316	$—	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$16,315,537	$—	$—

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

DEFA Fund	Common Stocks
Balance as of April 1, 2009	$90,390
Realized gain (loss)	(166,997)
Change in unrealized appreciation (depreciation)	76,607
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

DEFA Equity Income Fund	Common Stocks
Balance as of April 1, 2009	$83,193
Realized gain (loss)	(388,598)
Change in unrealized appreciation (depreciation)	305,405
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

Europe Total Dividend Fund	Common Stocks
Balance as of April 1, 2009	$3,898
Realized gain (loss)	(30,114)
Change in unrealized appreciation (depreciation)	26,216
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

Global Equity Income Fund	Common Stocks
Balance as of April 1, 2009	$12,272
Realized gain (loss)	(98,453)
Change in unrealized appreciation (depreciation)	86,181
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

Europe SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2009	$34,069
Realized gain (loss)	(354,790)
Change in unrealized appreciation (depreciation)	320,721
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

Notes to Schedule of Investments (unaudited)(continued)

Pacific ex-Japan Total Dividend Fund	Common Stocks
Balance as of April 1, 2009	$102,910
Realized gain (loss)	(173,857)
Change in unrealized appreciation (depreciation)	70,947
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

Pacific ex-Japan Equity Income Fund	Common Stocks
Balance as of April 1, 2009	$82,865
Realized gain (loss)	(160,936)
Change in unrealized appreciation (depreciation)	78,071
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

International MidCap Dividend Fund	Common Stocks
Balance as of April 1, 2009	$55,963
Realized gain (loss)	(41,923)
Change in unrealized appreciation (depreciation)	(14,040)
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

International SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2009	$1,207,451
Realized gain (loss)	(4,781,120)
Change in unrealized appreciation (depreciation)	3,573,669
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

Middle East Dividend Fund	Common Stocks
Balance as of April 1, 2009	$147,943
Realized gain (loss)	(126,185)
Change in unrealized appreciation (depreciation)	30,615
Net purchases (sales)	(52,373)
Transfers in/out	—

Balance as of June 30, 2009	$—

Notes to Schedule of Investments (unaudited)(continued)

International Consumer Staples Sector Fund	Common Stocks
Balance as of April 1, 2009	$31,662
Realized gain (loss)	(84,050)
Change in unrealized appreciation (depreciation)	52,388
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

International Financial Sector Fund	Common Stocks
Balance as of April 1, 2009	$2,760
Realized gain (loss)	(40,540)
Change in unrealized appreciation (depreciation)	37,780
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

International Industrial Sector Fund	Common Stocks
Balance as of April 1, 2009	$4,371
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4,371)
Net purchases (sales)	—
Transfers in/out	—

Balance as of June 30, 2009	$—

Derivative and Hedging Disclosure - On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

Notes to Schedule of Investments (unaudited)(continued)

Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Forward Foreign Currency Transactions - A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charge at any stage for the trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. Dollars or each other.

Fluctuations in the value of the open forward contracts are recorded for book purposes as unrealized gains or loss on forward foreign currency contracts by the Funds. Realized gains or losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured.

Notes to Schedule of Investments (unaudited)(continued)

The following forward currency exchange contracts were open at June 30, 2009.

Forward Foreign Currency Contracts

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund	7/01/09	EUR	786	USD	1,106	$3
	7/02/09	SGD	7,194	USD	4,952	(18)
	7/02/09	SGD	10,396	USD	7,156	(27)

						$(42)

DEFA Equity Income Fund	7/01/09	EUR	110,882	USD	156,000	$471

Europe SmallCap Dividend Fund	7/01/09	EUR	20,257	USD	28,500	$86
	7/02/09	USD	33,595	EUR	23,951	—
	7/03/09	EUR	71,302	USD	100,012	—
	7/03/09	USD	42,209	EUR	30,092	—
	7/03/09	USD	57,580	GBP	34,964	—
	7/03/09	NOK	110,594	USD	17,182	—
	7/03/09	USD	9,369	SEK	72,590	—

						$86

Japan Total Dividend Fund	7/01/09	JPY	9,070,110	USD	94,500	$495

World ex-U.S. Growth Fund	7/01/09	JPY	18,812,080	USD	196,000	$1,026

Japan SmallCap Dividend Fund	7/01/09	JPY	31,961,340	USD	333,000	$1,743

Pacific ex-Japan Total Dividend Fund	7/01/09	AUD	7,184	USD	5,800	$(8)
	7/01/09	SGD	4,651	USD	3,200	(14)
	7/02/09	HKD	29,063	USD	3,750	—
	7/02/09	SGD	8,937	USD	6,152	(23)

						$(45)

Pacific ex-Japan Equity Income Fund	7/01/09	SGD	27,980	USD	19,238	$(94)

International LargeCap Dividend Fund	7/01/09	JPY	5,278,900	USD	55,000	$288

International Dividend ex-Financials Fund	7/01/09	EUR	135,759	USD	191,000	$577

International MidCap Dividend Fund	7/01/09	EUR	31,274	USD	44,000	$133
	7/01/09	JPY	4,031,160	USD	42,000	220
	7/02/09	SGD	20,427	USD	14,061	(53)

						$300

International SmallCap Dividend Fund	7/01/09	EUR	177,696	USD	250,000	$755
	7/01/09	JPY	20,155,800	USD	210,000	1,099
	7/03/09	USD	663,821	AUD	821,154	41
	7/03/09	AUD	101,196	USD	81,807	(5)
	7/03/09	USD	539,194	EUR	384,411	—
	7/03/09	EUR	517,095	USD	725,304	—
	7/03/09	USD	261,495	EUR	186,429	—
	7/03/09	USD	459,646	GBP	279,106	—
	7/03/09	GBP	95,000	USD	156,451	—
	7/03/09	USD	644,235	JPY	62,158,399	(7)
	7/03/09	JPY	6,966,414	USD	72,203	1
	7/03/09	USD	188,648	NZD	291,227	9
	7/03/09	USD	232,917	SGD	337,114	2
	7/03/09	SGD	421,279	USD	291,067	(2)
	7/03/09	EUR	6,630	USD	9,299	—
	7/03/09	AUD	23,585	USD	19,067	—
	7/03/09	HKD	966,310	USD	124,684	—
	7/03/09	NOK	521,339	USD	80,997	—
	7/03/09	SEK	545,312	USD	70,382	—
	7/03/09	USD	166,177	HKD	1,287,887	—
	7/03/09	USD	39,441	NOK	253,866	—
	7/03/09	USD	216,540	SEK	1,677,720	—

						$1,893

International Real Estate Fund	7/01/09	AUD	1,338	USD	1,076	$(5)

Emerging Markets Equity Income Fund	7/01/09	TRY	1,233,200	USD	800,000	$(2,760)

Emerging Markets SmallCap Dividend Fund	7/01/09	ILS	3,736,825	USD	950,000	$(2,895)
	7/01/09	TRY	400,790	USD	260,000	(897)

						$(3,792)

International Basic Materials Sector Fund	7/01/09	GBP	86,353	USD	143,000	$790

International Consumer Staples Sector Fund	7/01/09	JPY	556,684	USD	5,800	$30

International Energy Sector Fund	7/01/09	JPY	1,727,640	USD	18,000	$94

International Health Care Sector Fund	7/01/09	JPY	3,263,320	USD	34,000	$178

International Industrial Sector Fund	7/02/09	SGD	3,830	USD	2,636	$(10)

Currency Legend:

AUD - Australian dollar

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

ILS - Israeli shekel

JPY - Japanese yen

NZD - New Zealand dollar

SGD - Singapore dollar

TRY - Turkish lira

USD - U.S. dollar

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL INCOME TAXES

At June 30, 2009, the cost of investments (including securities on loan) for Federal income tax purposes were substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Total Dividend Fund	$130,817,293	$1,411,542	$(28,597,845)	$(27,186,303)
Equity Income Fund	163,761,931	3,040,399	(44,531,122)	(41,490,723)
LargeCap Dividend Fund	436,051,126	3,883,260	(89,649,520)	(85,766,260)
Dividends ex-Financials Fund	134,376,163	3,399,085	(13,997,021)	(10,597,936)
MidCap Dividend Fund	110,548,045	1,843,111	(24,473,393)	(22,630,282)
SmallCap Dividend Fund	111,777,369	7,283,223	(21,835,324)	(14,552,101)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Total Earnings Fund	$26,740,511	$385,495	$(6,082,107)	$(5,696,612)
Earnings 500 Fund	66,652,118	391,338	(18,973,947)	(18,582,609)
MidCap Earnings Fund	22,465,676	1,563,132	(5,371,865)	(3,808,733)
SmallCap Earnings Fund	32,802,152	2,994,499	(4,339,044)	(1,344,545)
Earnings Top 100 Fund	11,668,646	1,094,234	(2,170,367)	(1,076,133)
LargeCap Value Fund	26,431,809	431,571	(1,701,903)	(1,270,332)
India Earnings Fund	395,788,740	19,096,360	(30,655,784)	(11,559,424)
LargeCap Growth Fund	15,315,714	1,137,589	(137,766)	999,823

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
DEFA Fund	$398,135,062	$307,870	$(8,323,185)	$(8,015,315)
DEFA Equity Income Fund	151,537,191	533,395	(30,846,327)	(30,312,932)
Europe Total Dividend Fund	271,855,338	1,799,035	(9,285,071)	(7,486,036)
Global Equity Income Fund	24,678,294	12,570	(440,332)	(427,762)
Europe SmallCap Dividend Fund	23,039,975	163,687	(6,087,653)	(5,923,966)
Japan Total Dividend Fund	68,222,031	442,689	(5,756,136)	(5,313,447)
World ex-U.S. Growth Fund	19,776,589	302,888	(382,031)	(79,143)
Japan SmallCap Dividend Fund	88,764,417	1,501,955	(11,762,754)	(10,260,799)
Pacific ex-Japan Total Dividend Fund	114,085,479	670,418	(12,835,498)	(12,165,080)
Pacific ex-Japan Equity Income Fund	43,937,310	448,792	(8,949,132)	(8,500,340)
International LargeCap Dividend Fund	115,627,673	997,666	(24,147,034)	(23,149,368)
International Dividend ex-Financials Fund	139,435,912	4,380,939	(19,867,630)	(15,486,691)
International MidCap Dividend Fund	134,908,188	1,103,815	(36,059,322)	(34,955,507)
International SmallCap Dividend Fund	388,933,703	6,100,470	(79,513,580)	(73,413,110)
Emerging Markets Equity Income Fund	280,095,100	8,580,547	(21,486,054)	(12,905,507)
Emerging Markets SmallCap Dividend Fund	107,344,601	4,871,663	(5,971,486)	(1,099,823)
Middle East Dividend Fund	9,029,451	145,914	(1,342,147)	(1,196,233)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
International Basic Materials Sector Fund	$47,905,568	$64,108	$(12,861,475)	$(12,797,367)
International Communications Sector Fund	24,702,850	13,853	(6,116,384)	(6,102,531)
International Consumer Discretionary Sector Fund	6,318,272	155,145	(697,638)	(542,493)
International Consumer Staples Sector Fund	14,013,973	116,132	(3,034,899)	(2,918,767)
International Energy Sector Fund	40,263,445	142,879	(11,303,156)	(11,160,277)
International Financial Sector Fund	14,268,791	184,233	(2,915,880)	(2,731,647)
International Health Care Sector Fund	22,848,711	188,951	(4,059,768)	(3,870,817)
International Industrial Sector Fund	20,845,222	74,576	(6,945,609)	(6,871,033)
International Technology Sector Fund	10,120,939	27,680	(2,067,234)	(2,039,554)
International Utilities Sector Fund	41,024,427	38,382	(15,030,052)	(14,991,670)
International Real Estate Fund	77,606,195	408,242	(29,076,313)	(28,668,071)

Notes to Schedule of Investments (unaudited)(concluded)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are mutual funds which are managed by WisdomTree Trust (“The Trust”) or an affiliated of the Trust or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the three months ended June 30, 2009 are as follows:

Affiliated Fund Name	Balance of Shares Held 3/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value at 6/30/2009	Dividend Income
DEFA Fund
Europe Total Dividend Fund	—	6,907,324	115,959	6,791,365	$241,744,749	$6,782,465
Japan Total Dividend Fund	—	1,247,333	20,949	1,226,384	46,787,531	393,905
Pacific ex-Japan Total Dividend Fund	—	1,132,170	19,041	1,113,129	52,885,204	745,383

Total	—	9,286,827	155,949	9,130,878	$341,417,484	$7,921,753

Global Equity Income Fund
DEFA Equity Income Fund	—	394,108	—	394,108	$13,628,254	$315,303
Emerging Markets Equity Income	—	75,034	—	75,034	2,912,820	38,772
Equity Income Fund	—	220,693	—	220,693	6,091,127	47,262

Total	—	689,835	—	689,835	$22,632,201	$401,337

5. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and level of Activity for the Asset or Liability Have Significant Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and will be applied prospectively. At this time, management is evaluating the implication of FSP 157-4 and the impact it will have on the financial statement disclosures.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg President

Date: August 31, 2009

By:	/s/ Amit Muni
Amit Muni Treasurer

Date: August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg President

Date: August 31, 2009

By:	/s/ Amit Muni
Amit Muni Treasurer

Date: August 31, 2009